UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  December 31, 2005

Date of reporting period:  June 30, 2005


ITEM 1.     REPORTS TO STOCKHOLDERS.




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein
Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>    ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO


SEMI-ANNUAL REPORT




INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.


MONEY MARKET PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                        BEGINNING        ENDING
                                      ACCOUNT VALUE    ACCOUNT VALUE     EXPENSES PAID      ANNUALIZED
MONEY MARKET PORTFOLIO                JANUARY 1, 2005  JUNE 30, 2005     DURING PERIOD*   EXPENSE RATIO*
-----------------------------------------------------------------------------------
CLASS A
Actual                                      $1,000         $1,009.38          $4.33             0.87%
Hypothetical (5% return before expenses)    $1,000         $1,020.48          $4.36             0.87%

CLASS B
Actual                                      $1,000         $1,008.12          $5.58             1.12%
Hypothetical (5% return before expenses)    $1,000         $1,019.24          $5.61             1.12%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                      PRINCIPAL
                                                         AMOUNT
COMPANY                                                   (000)    U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE
  OBLIGATIONS-6.6%
Banco Bilbao Vizcaya
  3.045%, 7/08/05                                      $ 2,000    $  1,999,997
HSH Nordbank
  3.35%, 9/16/05                                         2,000       2,000,021
                                                                  ------------
Total Corporate Obligations
  (amortized cost
  $4,000,018)                                                        4,000,018
                                                                  ------------
COMMERCIAL
  PAPER-77.4%
American International Group
  3.14%, 7/13/05                                         1,900       1,898,011
ASB Bank Ltd.
  3.23%, 8/24/05                                         2,000       1,990,310
Banque Caisse D'Epargne L'Etat
  3.30%, 8/24/05                                         2,000       1,990,100
Barton Capital Corp.
  3.28%, 7/14/05                                         1,500       1,498,223
Cafco LLC
  3.30%, 8/16/05                                         2,000       1,991,567
Credit Suisse Group
  3.18%, 8/08/05                                         2,000       1,993,287
Dexia Delaware LLC
  3.03%, 7/05/05                                         1,650       1,649,445
Fairway Finance Corp.
  3.16%, 7/15/05                                         2,000       1,997,542
Fortis Funding
  3.07%, 7/06/05                                         2,000       1,999,147
Fountain Square Funding
  3.00% 7/01/05                                          2,500       2,500,000
Galaxy Funding
  3.23%, 8/24/05                                         2,000       1,990,310
Gemini Securitization Corp.
  3.18%, 7/20/05                                         2,000       1,996,643
Giro Balanced
  3.21%, 8/22/05                                         2,000       1,990,727
HSBC Bank USA
  3.07%, 7/11/05                                         2,000       1,998,294
Morgan Stanley
  3.31%, 8/15/05                                         2,000       1,991,725
Norddeutsche
  3.20%, 8/17/05                                         2,000       1,991,644
Northern Rock Plc
  3.27%, 7/27/05                                         2,000       1,995,277
Royal Bank of Scotland
  3.22%, 7/15/05                                         2,000       1,997,496
San Paolo U.S. Financial
  3.25%, 8/15/05                                         2,000       1,991,875
State Street Bank Trust Co.
  3.22%, 7/21/05                                         2,000       1,996,422
Toyota Motor Credit Corp.
  3.23%, 7/27/05                                         2,000       1,995,334
UBS Finance
  3.39%, 7/01/05                                         1,500       1,500,000
Westpac Banking Corp.
  3.15%, 8/09/05                                         2,000       1,993,175
Windmill Funding Corp.
  3.16%, 8/01/05                                         2,000       1,994,558
                                                                  ------------
Total Commercial Paper
  (amortized cost
  $46,931,112)                                                      46,931,112
                                                                  ------------
CERTIFICATES OF
  DEPOSIT-15.7%
Calyon NY
  3.20%, 8/19/05                                         2,000       2,000,000
Depfa Bank
  3.285%, 8/17/05                                        2,000       2,000,000
Suntrust Bank
  3.43%, 9/28/05                                         1,500       1,500,000
Toronto Dominion Bank
  3.02%, 7/06/05                                         2,000       2,000,000
Washington Mutual
  3.33%, 9/13/05                                         2,000       2,000,000
                                                                  ------------
Total Certificates of Deposit
  (amortized cost
  $9,500,000)                                                        9,500,000
                                                                  ------------
TIME DEPOSIT-0.4%
The Bank of New York
  2.063%, 7/01/05
  (amortized cost $227,000)                                227         227,000
                                                                  ------------
TOTAL
  INVESTMENTS-100.1%
  (cost $60,658,130)                                                60,658,130
Other assets less
  liabilities -(-0.1%)                                                 (78,487)
                                                                  ------------
NET ASSETS-100%                                                   $ 60,579,643
                                                                  ============


See Notes to Financial Statements.


2


MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $60,658,130)           $60,658,130
  Cash                                                                     297
  Interest receivable                                                   43,991
  Receivable for capital stock sold                                     30,188
                                                                  ------------
  Total assets                                                      60,732,606
                                                                  ------------
LIABILITIES
  Dividends payable                                                    101,940
  Advisory fee payable                                                  22,698
  Distribution fee payable                                               5,182
  Payable for capital stock redeemed                                     4,795
  Administrative fee payable                                               250
  Transfer agent fee payable                                                67
  Accrued expenses                                                      18,031
                                                                  ------------
  Total liabilities                                                    152,963
                                                                  ------------
NET ASSETS                                                        $ 60,579,643
                                                                  ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     60,581
  Additional paid-in capital                                        60,519,643
  Distributions in excess of net investment income                        (270)
  Accumulated net realized loss on investment transactions                (311)
                                                                  ------------
                                                                  $ 60,579,643
                                                                  ============
CLASS A SHARES
  Net assets                                                      $ 35,164,855
                                                                  ============
  Shares of capital stock outstanding                               35,163,556
                                                                  ============
  Net asset value per share                                       $       1.00
                                                                  ============
CLASS B SHARES
  Net assets                                                      $ 25,414,788
                                                                  ============
  Shares of capital stock outstanding                               25,417,017
                                                                  ============
  Net asset value per share                                       $       1.00
                                                                  ============


See Notes to Financial Statements.


3


MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $    906,998
                                                                  ------------
EXPENSES
  Advisory fee                                                         148,278
  Distribution fee--Class B                                             33,671
  Custodian                                                             70,455
  Administrative                                                        36,250
  Audit                                                                 19,753
  Printing                                                               8,556
  Legal                                                                  1,439
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                          1,414
                                                                  ------------
  Total expenses                                                       320,715
                                                                  ------------
  Net investment income                                                586,283
                                                                  ------------
REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                             (61)
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    586,222
                                                                  ============


See Notes to Financial Statements.


4


MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED    YEAR ENDED
                                                JUNE 30, 2005     DECEMBER 31,
                                                 (UNAUDITED)         2004
                                               ===============  ===============
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income                        $       586,283  $      498,380
  Net realized loss on investment
    transactions                                           (61)           (250)
                                               ---------------  --------------
  Net increase in net assets from operations           586,222         498,130
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                           (367,340)       (328,341)
    Class B                                           (219,213)       (170,039)
  Net realized gain on investment transactions
    Class A                                                 -0-           (140)
    Class B                                                 -0-           (130)
CAPITAL STOCK TRANSACTIONS
  Net decrease                                      (4,447,238)    (37,764,839)
                                               ---------------  --------------
  Total decrease                                    (4,447,569)    (37,765,359)
NET ASSETS
  Beginning of period                               65,027,212     102,792,571
                                               ---------------  --------------
  End of period (including distributions in
    excess of net investment income of $270
    and $0, respectively)                      $    60,579,643  $   65,027,212
                                               ===============  ==============


See Notes to Financial Statements.


5


MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Money Market Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Securities in which the Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

4. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares dividends daily from net investment income. The dividends are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .50% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.


6


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

At June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: CAPITAL STOCK

There are 2,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 1,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS  ENDED YEAR ENDED  SIX MONTHS  ENDED  YEAR ENDED
                     JUNE 30, 2005  DECEMBER 31,  JUNE 30, 2005   DECEMBER 31,
                      (UNAUDITED)       2004       (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold           14,273,055    28,338,237     $14,273,055    $ 28,338,237
Shares issued in
  reinvestment of
  dividends and
  distributions          367,340       328,481         367,340         328,481
Shares redeemed      (16,215,118)  (46,773,633)    (16,215,118)    (46,773,633)
                     ------------  ------------  --------------  --------------
Net decrease          (1,574,723)  (18,106,915)    $(1,574,723)   $(18,106,915)
                     ============  ============  ==============  ==============

CLASS B
Shares sold           12,836,663    47,869,045     $12,836,663    $ 47,869,045
Shares issued in
  reinvestment of
  dividends and
  distributions          219,213       170,169         219,213         170,169
Shares redeemed      (15,928,391)  (67,697,138)    (15,928,391)    (67,697,138)
                     ------------  ------------  --------------  --------------
Net decrease          (2,872,515)  (19,657,924)    $(2,872,515)   $(19,657,924)
                     ============  ============  ==============  ==============


7


MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                        2004            2003
                                                    ==========      ==========
Distributions paid from:
  Ordinary income                                   $  498,650      $  570,662
                                                    ==========      ==========
Total distributions paid                            $  498,650      $  570,662
                                                    ==========      ==========

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                                $   (250)(a)
                                                                    --------
Total accumulated earnings/(deficit)                                $   (250)
                                                                    ========

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $250, all of which expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

NOTE H: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

   (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

  (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

 (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential


9


MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


10


MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                              CLASS A
                                           ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                       Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .01          .01(a)       .01          .01          .04          .06
                                            -----------  -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income            (.01)        (.01)        (.01)        (.01)        (.04)        (.06)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                            ===========  ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on
  net asset value (b)                            .94%         .71%         .53%        1.10%        3.57%        5.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $35,165      $36,740      $54,847      $97,216     $128,700     $146,270
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .87%(c)      .69%         .66%         .68%         .63%         .67%
  Expenses, before waivers and
    reimbursements                               .87%(c)      .73%         .66%         .68%         .63%         .67%
  Net investment income                         1.88%(c)      .68%(a)      .55%        1.10%        3.55%        5.73%


See footnote summary on page 12.


11


MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                              CLASS B
                                           ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                       Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .01           -0-(a)(d)    -0-(d)      .01          .03          .05
                                            -----------  -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income             (.01)          -0-(d)       -0-(d)     (.01)        (.03)        (.05)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                  $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                            ===========  ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on
  net asset value (b)                             .81%         .46%         .28%         .85%        3.32%        5.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                             $25,415      $28,287      $47,946      $52,316      $49,161       $9,758
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               1.12%(c)      .94%         .91%         .93%         .90%         .95%
  Expenses, before waivers and
    reimbursements                               1.12%(c)      .98%         .91%         .93%         .90%         .95%
  Net investment income                          1.63%(c)      .41%(a)      .29%         .85%        2.60%        5.64%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d)  Amount is less than $.01 per share.


12



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>  AllianceBernstein Global Bond Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

GLOBAL BOND PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING           ENDING
                                          ACCOUNT VALUE      ACCOUNT VALUE     EXPENSES PAID       ANNUALIZED
GLOBAL BOND PORTFOLIO                    JANUARY 1, 2005     JUNE 30, 2005     DURING PERIOD*    EXPENSE RATIO*
---------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $  954.46           $4.22             0.87%
Hypothetical (5% return before expenses)       $1,000          $1,020.48           $4.36             0.87%

CLASS B
Actual                                         $1,000          $  953.40           $5.42             1.12%
Hypothetical (5% return before expenses)       $1,000          $1,019.24           $5.61             1.12%



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


GLOBAL BOND PORTFOLIO
SECURITY TYPE BREAKDOWN
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
SECURITY TYPE                                    U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Government Obligations                           $ 56,105,638          83.3%
-------------------------------------------------------------------------------
Corporate Obligations                               7,502,768          11.1
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments*                                 63,608,406          94.4
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            3,761,707           5.6
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $ 67,370,113         100.0%
-------------------------------------------------------------------------------


*  Excludes short-term investments.


2


GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS-94.4%
AUSTRIA-4.8%
GOVERNMENT OBLIGATION-4.8%
Republic of Austria
  3.80%, 10/20/13 (a)                         EUR       2,500    $    3,201,854
                                                                 --------------
BELGIUM-4.5%
GOVERNMENT OBLIGATION-4.5%
Kingdom of Belgium
  4.25%, 9/28/14 (a)                                    2,300         3,038,492
                                                                 --------------
CANADA-1.5%
GOVERNMENT OBLIGATION-1.5%
Government of Canada
  5.75%, 6/01/33 (a)                          CAD         265           267,660
  6.00%, 6/01/11 (a)                                      818           755,736
                                                                 --------------
                                                                      1,023,396
                                                                 --------------
DENMARK-1.9%
GOVERNMENT OBLIGATION-1.9%
Kingdom of Denmark
  6.00%, 11/15/09 (a)                         DKK       6,960         1,299,327
                                                                 --------------
FINLAND-4.6%
GOVERNMENT OBLIGATION-4.6%
Government of Finland
  5.375%, 7/04/13 (a)                         EUR       2,175         3,090,946
                                                                 --------------
FRANCE-1.7%
GOVERNMENT OBLIGATION-1.7%
Government of France
  4.00%, 10/25/13 (a)                                     376           488,949
  6.50%, 4/25/11 (a)                                      466           680,538
                                                                 --------------
                                                                      1,169,487
                                                                 --------------
GERMANY-11.8%
BANKING-4.5%
KFW Bankengruppe
  1.85%, 9/20/10                              JPY     245,000         2,372,197
Landwirtschaftliche Rentenbank
  1.375%, 4/25/13                                      70,000           657,239
                                                                 --------------
                                                                      3,029,436
                                                                 --------------
GOVERNMENT OBLIGATION-7.3%
Bundesobligation
  3.25%, 4/17/09 (a)                          EUR         500           625,742
Deutschland Bundesrepublik
  4.00%, 7/04/09 (a)                                    1,813         2,333,007
  4.75%, 7/04/34 (a)                                    1,340         1,934,245
                                                                 --------------
                                                                      4,892,994
                                                                 --------------
                                                                      7,922,430
                                                                 --------------
IRELAND-1.1%
GOVERNMENT OBLIGATION-1.1%
Republic of Ireland
  4.25%, 10/18/07 (a)                         EUR         565           716,775
                                                                 --------------
JAPAN-21.1%
GOVERNMENT OBLIGATIONS-21.1%
Government of Japan
  0.10%, 6/20/06                              JPY      78,400           707,491
  1.30%, 12/20/14                                     328,050         3,005,750
  1.40%, 3/20/12                                       96,650           913,798
  1.70%, 9/20/10                                      720,150         6,916,543
  1.80%, 9/20/10                                      232,600         2,244,748
  1.90%, 3/20/25                                       44,600           406,477
                                                                 --------------
                                                                     14,194,807
                                                                 --------------
MEXICO-1.4%
BANKING-1.4%
Inter-American Development Bank
  9.50%, 06/16/15 (a)                         MXP      10,000           933,537
                                                                 --------------
NETHERLANDS-5.2%
GOVERNMENT OBLIGATION-5.2%
Kingdom of Netherlands
  3.75%, 7/15/09-
  7/15/14 (a)                                 EUR       2,775         3,537,493
                                                                 --------------
NORWAY-3.6%
GOVERNMENT OBLIGATION-3.6%
Government of Norway
  5.50%, 5/15/09 (a)                          NOK      14,631         2,459,716
                                                                 --------------
SPAIN-2.3%
GOVERNMENT OBLIGATION-2.3%
Kingdom of Spain
  6.15%, 1/31/13 (a)                          EUR       1,046         1,544,027
                                                                 --------------
SWEDEN-0.8%
GOVERNMENT OBLIGATION-0.8%
Government of Sweden
  6.50%, 5/05/08 (a)                          SEK       3,910           562,436
                                                                 --------------
UNITED KINGDOM-4.4%
BANKING-0.2%
Scotland International Finance II BV
  4.25%, 5/23/13 (b)                          USD         160           157,114
                                                                 --------------
GOVERNMENT OBLIGATION-4.2%
Government of United Kingdom
  4.25%, 3/07/36                              GBP         553         1,000,971
  5.00%, 3/07/12                                          954         1,796,623
                                                                 --------------
                                                                      2,797,594
                                                                 --------------
                                                                      2,954,708
                                                                 --------------


3


GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
UNITED STATES-5.0%
FINANCIAL-3.4%
Berkshire Hathaway, Inc.
  4.20%, 12/15/10                             USD         350    $      347,513
Genworth Financial, Inc.
  1.60%, 6/20/11                                       75,000           690,208
International Lease Finance Corp.
  3.50%, 4/01/09                                          350           337,034
Pershing Road Development Co.
  3.73%, 9/01/26 (b) (c)                                  660           660,000
SunTrust Bank Series CD
  3.458%, 6/02/09 (c)                                     250           250,138
                                                                 --------------
                                                                      2,284,893
                                                                 --------------
INDUSTRIAL-0.5%
General Electric Co.
  5.00%, 2/01/13                                          330           340,728
                                                                 --------------
RETAIL-1.1%
Wal-Mart Stores, Inc.
  4.55%, 5/01/13                                          750           757,060
                                                                 --------------
                                                                      3,382,681
                                                                 --------------
U.S. GOVERNMENT AND GOVERNMENT
  SPONSORED AGENCY OBLIGATIONS-18.7%
Federal Home Loan Mortgage Corp.
  5.125%, 11/07/13                                      1,000         1,003,808
Federal National Mortgage Association
  4.125%, 4/15/14                             USD       1,525         1,512,904
U.S. Treasury Notes
  1.625%, 1/15/15                                         916           912,468
  3.50%, 11/15/09                                       6,930         6,869,091
  4.00%, 3/15/10                                          800           808,718
  4.25%, 8/15/14                                        1,435         1,469,305
                                                                 --------------
                                                                     12,576,294
                                                                 --------------
Total Long-Term Investments
  (cost $61,940,781)                                                 63,608,406
                                                                 --------------
SHORT-TERM INVESTMENTS-2.8%
UNITED STATES-2.8%
TIME DEPOSIT-2.8%
Societe General
  3.34%, 7/01/05                                        1,300         1,300,000
The Bank of New York
  2.063%, 7/01/05                                         570           570,000
                                                                 --------------
Total Short-Term Investments
  (cost $1,870,000)                                                   1,870,000
                                                                 --------------
TOTAL INVESTMENTS-97.2%
  (cost $63,810,781)                                                 65,478,406
Other assets less liabilities-2.8%                                    1,891,707
                                                                 --------------
NET ASSETS-100%                                                  $   67,370,113
                                                                 ==============


4


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

FORWARD EXCHANGE CURRENCY CONTRACTS (SEE NOTE D)

                                                             U.S. $
                                          CONTRACT          VALUE ON           U.S. $         UNREALIZED
                                           AMOUNT         ORIGINATION         CURRENT        APPRECIATION
                                            (000)             DATE             VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------

BUY CONTRACTS:
British Pound, settling 8/26/05                299        $  543,506        $  535,531        $ (7,975)
Canadian Dollar, settling 8/05/05              817           664,889           667,348           2,459
Euro, settling 8/18/05                       5,891         7,131,822         7,140,978           9,156
Japanese Yen, settling 7/07//05            241,949         2,233,290         2,182,106         (51,184)
Norweigan Krone, settling 7/13/05           10,973         1,700,801         1,679,776         (21,025)

SALE CONTRACTS:
Canadian Dollar, settling 8/05/05            1,198           964,002           978,480         (14,478)
Danish Krone, settling 7/29/05               2,682           436,455           435,978             477
Euro, settling 8/18/05                       1,608         1,954,848         1,948,811           6,037
Mexican Peso, settling 7/15/05               9,765           896,365           906,726         (10,361)
Norweigan Krone, settling 7/13/05           26,255         4,060,804         4,019,327          41,477
Swedish Krona, settling 7/18/05                462            63,295            59,158           4,137



(a) Positions, or portion thereof, with an aggregate market value of $28,486,596, have been segregated to collateralize forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $817,114 or 1.2% of net assets.

(c) Floating rate security. Stated interest rate was in effect at June 30, 2005.

Currency Abbreviations:

CAD - Canadian Dollar

DKK - Danish Krona

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXP - Mexican Peso

NOK - Norweign Krona

SEK - Swedish Krona

USD - United States Dollar

See Notes to Financial Statements.


5


GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $63,810,781)           $ 65,478,406
  Cash                                                                    1,434
  Foreign cash, at value (cost $961)                                        962
  Unrealized appreciation of forward exchange currency
    contracts                                                            63,743
  Receivable for investment securities sold and foreign
    currency contracts                                                6,650,814
  Interest receivable                                                   956,597
  Receivable for capital stock sold                                     107,807
                                                                   ------------
  Total assets                                                       73,259,763
                                                                   ------------
LIABILITIES
  Unrealized depreciation of forward exchange currency
    contracts                                                           105,023
  Payable for investment securities purchased and foreign
    currency contracts                                                5,631,842
  Advisory fee payable                                                   24,923
  Distribution fee payable                                                2,901
  Payable for capital stock redeemed                                      1,501
  Administrative fee payable                                              1,215
  Transfer agent fee payable                                                 55
  Accrued expenses                                                      122,190
                                                                   ------------
  Total liabilities                                                   5,889,650
                                                                   ------------
NET ASSETS                                                         $ 67,370,113
                                                                   ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $      5,767
  Additional paid-in capital                                         66,877,177
  Distributions in excess of net investment income                   (2,344,455)
  Accumulated net realized gain on investment and foreign
    currency transactions                                             1,264,519
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                       1,567,105
                                                                   ------------
                                                                   $ 67,370,113
                                                                   ============
CLASS A SHARES
  Net assets                                                       $ 53,221,922
                                                                   ============
  Shares of capital stock outstanding                                 4,547,683
                                                                   ============
  Net asset value per share                                        $      11.70
                                                                   ============
CLASS B SHARES
  Net assets                                                       $ 14,148,191
                                                                   ============
  Shares of capital stock outstanding                                 1,219,312
                                                                   ============
  Net asset value per share                                        $      11.60
                                                                   ============


See Notes to Financial Statements.


6


GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest (net of foreign taxes withheld of $14)                  $  1,072,615
                                                                   ------------
EXPENSES
  Advisory fee                                                          154,829
  Distribution fee -- Class B                                            17,601
  Custodian                                                              73,703
  Administrative                                                         36,250
  Audit                                                                  20,730
  Printing                                                                8,218
  Legal                                                                   1,388
  Directors' fees                                                           496
  Transfer agency                                                           403
  Miscellaneous                                                           2,210
                                                                   ------------
  Total expenses                                                        315,828
                                                                   ------------
  Net investment income                                                 756,787
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           2,927,709
    Foreign currency transactions                                      (210,251)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (6,391,257)
    Foreign currency denominated assets and liabilities                (272,626)
                                                                   ------------
  Net loss on investment and foreign currency transactions           (3,946,425)
                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (3,189,638)
                                                                   ============


See Notes to Financial Statements.


7


GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                 (UNAUDITED)           2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income                         $      756,787   $    1,277,025
  Net realized gain on investment and
    foreign currency transactions                    2,717,458        4,865,008
  Net change in unrealized appreciation/
    depreciation of investments and foreign
    currency denominated assets and
    liabilities                                     (6,663,883)          42,149
                                                --------------   --------------
  Net increase (decrease) in net assets
    from Operations                                 (3,189,638)       6,184,182

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment income
    Class A                                         (4,802,045)      (3,156,752)
    Class B                                         (1,253,227)        (714,608)
  Net realized gain on investment and foreign
    currency transactions
    Class A                                           (612,506)      (1,105,271)
    Class B                                           (163,892)        (258,556)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                            7,351,029         (964,959)
                                                --------------   --------------
  Total decrease                                    (2,670,279)         (15,964)

NET ASSETS
  Beginning of period                               70,040,392       70,056,356
                                                --------------   --------------
  End of period (including distributions
    in excess of net investment income
    and undistributed net investment income
    of ($2,344,455) and $2,954,030,
    respectively)                               $   67,370,113   $   70,040,392
                                                ==============   ==============


See Notes to Financial Statements.


8


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Global Bond Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. dollar and a range of foreign currencies. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.


9


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the Portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .65% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .45% of the


10


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management,Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                  PURCHASES          SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $   48,280,294   $   46,770,482
U.S. government securities                           5,133,867        7,136,275

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $    2,511,316
Gross unrealized depreciation                                          (843,691)
                                                                 --------------
Net unrealized appreciation                                      $    1,667,625
                                                                 ==============

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the differ-


11


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ence between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


12


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED       ENDED         YEAR ENDED
                    JUNE 30, 2005   DECEMBER 31,  JUNE 30, 2005    DECEMBER 31,
                     (UNAUDITED)       2004        (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              326,486       367,754   $   4,283,156   $   4,820,375
Shares issued
  in reinvestment
  of dividends and
  distributions          456,924       350,207       5,414,551       4,262,023
Shares redeemed         (349,000)     (949,280)     (4,581,480)    (12,372,797)
                     ------------  ------------  --------------  --------------
Net increase
  (decrease)             434,410      (231,319)  $   5,116,227   $  (3,290,399)
                     ===========   ===========   =============   =============

CLASS B
Shares sold              158,213       328,716   $   2,071,274   $   4,248,238
Shares issued
  in reinvestment
  of dividends and
  distributions          120,606        80,560       1,417,119         973,164
Shares redeemed          (95,682)     (223,733)     (1,253,591)     (2,895,962)
                     ------------  ------------  --------------  --------------
Net increase             183,137       185,543   $   2,234,802   $   2,325,440
                     ===========   ===========   =============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


13


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    4,585,985   $    4,087,060
  Net long-term capital gains                      649,202               -0-
                                            --------------   --------------
Total distributions paid                    $    5,235,187   $    4,087,060
                                            ==============   ==============

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $    6,154,798
Undistributed long term capital gains                               645,921
Accumulated capital and other losses                             (4,352,378)(a)
Unrealized appreciation/(depreciation)                            8,060,136(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   10,508,477
                                                             ==============

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $1,391,822, all of which expires in the year 2008. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's merger with Brinson Series Trust Strategic Income Portfolio, may apply. During the current fiscal year, the fund utilized capital loss carryforwards of $126,701. For the year ended December 31, 2004, the Portfolio deferred losses on straddles of $2,960,556.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to


14


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons


15


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


16


GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005 ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002        2001(a)      2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.63       $13.50       $12.63       $10.93       $10.96       $11.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .15          .25(c)       .25          .25          .35          .45(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.75)         .93         1.40         1.58         (.38)        (.32)
Net increase (decrease) in net asset
  value from operations                         (.60)        1.18         1.65         1.83         (.03)         .13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (1.18)        (.78)        (.78)        (.13)          -0-        (.42)
Distributions from net realized gain
  on investment transactions                    (.15)        (.27)          -0-          -0-          -0-          -0-
Total dividends and distributions              (1.33)       (1.05)        (.78)        (.13)          -0-        (.42)
Net asset value, end of period                $11.70       $13.63       $13.50       $12.63       $10.93       $10.96

TOTAL RETURN
Total investment return based on
  net asset value (d)                          (4.55)%       9.63%       13.26%       16.91%        (.27)%       1.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $53,222      $56,043      $58,658      $56,137      $48,221      $50,325
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .87%(e)      .88%        1.15%        1.17%        1.07%        1.02%
  Expenses, before waivers and
    reimbursements                               .87%(e)     1.02%        1.15%        1.17%        1.07%        1.06%
  Net investment income                         2.25%(e)     1.93%(c)     1.93%        2.18%        3.28%        4.13%(c)
Portfolio turnover rate                           81%         107%         197%         220%         101%         372%



See footnote summary on page 18.


17


GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005 ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002        2001(a)       2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.51       $13.40       $12.54       $10.86       $10.92       $11.23

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .13          .22(c)       .21          .22          .32          .41(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.74)         .91         1.41         1.57         (.38)        (.31)
Net increase (decrease) in net asset
  value from operations                         (.61)        1.13         1.62         1.79         (.06)         .10

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (1.15)        (.75)        (.76)        (.11)          -0-        (.41)
Distributions from net realized gain
  on investment transactions                    (.15)        (.27)          -0-          -0-          -0-          -0-
Total dividends and distributions              (1.30)       (1.02)        (.76)        (.11)          -0-        (.41)
Net asset value, end of period                $11.60       $13.51       $13.40       $12.54       $10.86       $10.92

TOTAL RETURN
Total investment return based on
  net asset value (d)                          (4.66)%       9.33%       13.08%       16.59%        (.55)%        .98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period,
  (000's omitted)                            $14,148      $13,997      $11,399       $8,507       $7,150       $6,145
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.12%(e)     1.13%        1.40%        1.42%        1.32%        1.31%
  Expenses, before waivers and
    reimbursements                              1.12%(e)     1.27%        1.40%        1.42%        1.32%        1.35%
  Net investment income                         2.00%(e)     1.72%(c)     1.66%        1.92%        3.00%        3.82%(c)
Portfolio turnover rate                           81%         107%         197%         220%         101%         372%



(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.04 and $.04, increase net realized and unrealized gain (loss) on investments per share by $.04 and $.04, and decrease the ratio of net investment income to average net assets from 3.67% to 3.28% and 3.39% to 3.00%, respectively. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>  AllianceBernstein International Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

INTERNATIONAL PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING            ENDING
                                          ACCOUNT VALUE      ACCOUNT VALUE    EXPENSES PAID       ANNUALIZED
INTERNATIONAL PORTFOLIO                  JANUARY 1, 2005     JUNE 30, 2005    DURING PERIOD*    EXPENSE RATIO*
--------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $1,003.25           $6.31             1.27%
Hypothetical (5% return before expenses)       $1,000          $1,018.50           $6.36             1.27%
CLASS B
Actual                                         $1,000          $1,001.68           $7.59             1.53%
Hypothetical (5% return before expenses)       $1,000          $1,017.21           $7.65             1.53%



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


INTERNATIONAL PORTFOLIO
TEN LARGEST HOLDINGS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Vodafone Group Plc                               $  1,894,782           2.9%
-------------------------------------------------------------------------------
Schlumberger Ltd.                                   1,807,372           2.8
-------------------------------------------------------------------------------
Total, SA                                           1,663,484           2.5
-------------------------------------------------------------------------------
Roche Holding AG                                    1,581,377           2.4
-------------------------------------------------------------------------------
UBS AG                                              1,547,488           2.4
-------------------------------------------------------------------------------
Nabors Industries Ltd.                              1,370,012           2.1
-------------------------------------------------------------------------------
BAE Systems Plc                                     1,229,526           1.9
-------------------------------------------------------------------------------
Credit Suisse Group                                 1,203,132           1.8
-------------------------------------------------------------------------------
Novartis AG                                         1,168,211           1.8
-------------------------------------------------------------------------------
SAP AG                                              1,093,836           1.7
                                                 ------------         -----
-------------------------------------------------------------------------------
                                                 $ 14,559,220          22.3%
-------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)
                                                                    PERCENT OF
SECTOR                                           U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Finance                                          $ 12,425,911          19.0%
-------------------------------------------------------------------------------
Energy                                              9,642,156          14.8
-------------------------------------------------------------------------------
Consumer Services                                   8,912,721          13.6
-------------------------------------------------------------------------------
Healthcare                                          7,828,588          12.0
-------------------------------------------------------------------------------
Technology                                          6,258,060           9.6
-------------------------------------------------------------------------------
Consumer Staples                                    3,953,287           6.1
-------------------------------------------------------------------------------
Utilities                                           3,582,462           5.5
-------------------------------------------------------------------------------
Consumer Manufacturing                              2,965,547           4.5
-------------------------------------------------------------------------------
Multi-Industry                                      2,841,829           4.3
-------------------------------------------------------------------------------
Basic Industry                                      2,008,715           3.1
-------------------------------------------------------------------------------
Aerospace & Defense                                 1,229,526           1.9
-------------------------------------------------------------------------------
Capital Goods                                         942,422           1.4
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments*                                 62,591,224          95.8
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            2,722,020           4.2
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $ 65,313,244         100.0%
-------------------------------------------------------------------------------

*  Excludes short-term investments.

Please note: The sector classifications presented herein are based on the sector categorization methodolgy of the Adviser.


2


INTERNATIONAL PORTFOLIO
COUNTRY DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


                                                                    PERCENT OF
COUNTRY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

United Kingdom                                   $ 13,046,344          20.0%
-------------------------------------------------------------------------------
Japan                                               7,875,879          12.0
-------------------------------------------------------------------------------
Switzerland                                         7,772,526          11.9
-------------------------------------------------------------------------------
France                                              6,978,076          10.7
-------------------------------------------------------------------------------
Germany                                             3,496,271           5.3
-------------------------------------------------------------------------------
Spain                                               2,531,636           3.9
-------------------------------------------------------------------------------
United States                                       2,121,786           3.2
-------------------------------------------------------------------------------
Australia                                           2,076,004           3.2
-------------------------------------------------------------------------------
Norway                                              1,981,021           3.0
-------------------------------------------------------------------------------
Russia                                              1,960,875           3.0
-------------------------------------------------------------------------------
South Korea                                         1,501,107           2.3
-------------------------------------------------------------------------------
Bermuda                                             1,370,012           2.1
-------------------------------------------------------------------------------
Ireland                                             1,347,799           2.1
-------------------------------------------------------------------------------
China                                               1,283,126           2.0
-------------------------------------------------------------------------------
Brazil                                              1,180,464           1.8
-------------------------------------------------------------------------------
Tawian                                                860,319           1.3
-------------------------------------------------------------------------------
India                                                 654,508           1.0
-------------------------------------------------------------------------------
Other*                                              4,553,471           7.0
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments**                                62,591,224          95.8
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            2,722,020           4.2
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $ 65,313,244         100.0%
-------------------------------------------------------------------------------

* The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Egypt, Finland, Greece, Hong Kong, Israel, Italy, Mexico, Netherlands, South Africa and Sweden.

**  Excludes short-term investments.


3


INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-95.8%
AUSTRALIA-3.2%
Billabong International Ltd.                           41,375    $      427,691
Foster's Group Ltd.                                    84,617           341,980
Rinker Group Ltd.                                     102,449         1,085,106
Telstra Corp., Ltd.                                    57,518           221,227
                                                                 --------------
                                                                      2,076,004
                                                                 --------------
BERMUDA-2.1%
Nabors Industries Ltd. (a)                             22,600         1,370,012
                                                                 --------------
BRAZIL-1.8%
Companhia Vale do Rio Doce (ADR)                       13,900           406,992
Petroleo Brasilerio, SA (ADR)                          16,800           773,472
                                                                 --------------
                                                                      1,180,464
                                                                 --------------
CHINA-2.0%
CNOOC Ltd. (ADR)                                       11,500           682,180
Datang International Power Generation Co., Ltd.       794,800           600,946
                                                                 --------------
                                                                      1,283,126
                                                                 --------------
EGYPT-0.5%
Orascom Telecom Holding SAE (GDR)                       6,175           313,121
                                                                 --------------
FINLAND-0.9%
Nokia Corp.                                            36,000           599,008
                                                                 --------------
FRANCE-10.7%
Accor, SA                                              13,065           610,906
BNP Paribas S.A.                                       11,384           777,527
CapGemini, SA                                           8,200           259,456
France Telecom, SA                                     24,694           718,647
Groupe Danone                                          11,926         1,044,910
Renault, SA                                             8,924           783,814
Sanofi-Aventis, SA                                      8,441           691,302
Schneider Electric, SA                                  5,692           428,030
Total, SA                                               7,109         1,663,484
                                                                 --------------
                                                                      6,978,076
                                                                 --------------
GERMANY-5.3%
Altana AG                                               3,469           198,067
Deutsche Telekom AG                                    37,369           688,494
Premiere AG (a)                                        15,386           530,654
SAP AG                                                  6,310         1,093,836
Siemens AG                                             13,546           985,220
                                                                 --------------
                                                                      3,496,271
                                                                 --------------
GREECE-0.4%
EFG Eurobank Ergasias                                   8,710           267,948
                                                                 --------------
HONG KONG-0.7%
Esprit Holdings Ltd.                                   61,500           443,478
                                                                 --------------
INDIA-1.0%
Infosys Technologies Ltd. (ADR)                         5,600           433,832
Ranbaxy Laboratories Ltd. (GDR)                         9,072           220,676
                                                                 --------------
                                                                        654,508
                                                                 --------------
IRELAND-2.1%
Allied Irish Banks Plc                                 34,585           743,853
Anglo Irish Bank Corp. Plc                             48,731           603,946
                                                                 --------------
                                                                      1,347,799
                                                                 --------------
ISRAEL-0.5%
Teva Pharmaceutical Industries Ltd. (ADR)              11,600           361,224
                                                                 --------------
ITALY-0.9%
Fastweb (a)                                             8,916           384,464
Telecom Italia SpA                                     63,303           197,412
                                                                 --------------
                                                                        581,876
                                                                 --------------
JAPAN-12.0%
Aeon Credit Service Co., Ltd.                           4,800           299,578
Astellas Pharma, Inc.                                   5,800           197,544
Canon, Inc.                                            12,300           644,699
Denso Corp.                                            25,800           585,835
Funai Electric Co., Ltd.                                1,300           132,636
Hitachi Chemical Co., Ltd.                             22,800           415,752
Honda Motor Co., Ltd.                                  10,400           510,792
HOYA Corp.                                              3,100           356,150
Keyence Corp.                                           2,600           579,613
Mitsubishi Corp.                                       61,800           835,782
Mitsubishi Tokyo Financial Group, Inc.                     96           809,243
Mitsui & Co., Ltd.                                     52,000           490,172
Nippon Telegraph & Telephone Corp.                         41           175,315
Nitto Denko Corp.                                       6,700           381,757
Nomura Holdings, Inc.                                  32,600           387,308
Shionogi & Co., Ltd.                                   23,000           295,535
Takeda Pharmaceutical Co., Ltd.                         7,800           385,693
Tokyo Electron Ltd.                                     2,500           131,373
Uni-Charm Corp.                                         6,500           261,102
                                                                 --------------
                                                                      7,875,879
                                                                 --------------
MEXICO-0.6%
America Movil, SA de CV (ADR)                           6,200           369,582
                                                                 --------------
NETHERLANDS-0.8%
ING Groep N.V.                                         17,541           493,031
TomTom NV (a)                                           1,756            38,548
                                                                 --------------
                                                                        531,579
                                                                 --------------
NORWAY-3.0%
Norsk Hydro ASA                                        11,803         1,072,952
Smedvig ASA                                            45,000           908,069
                                                                 --------------
                                                                      1,981,021
                                                                 --------------
RUSSIA-3.0%
JSC MMC Norilsk Nickel (ADR)                           10,950           663,570
LUKOIL (ADR)                                           26,306           967,535
Mobile TeleSystems (ADR)                                9,800           329,770
                                                                 --------------
                                                                      1,960,875
                                                                 --------------


4


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    SHARES OR
                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
SOUTH AFRICA-0.9%
FirstRand Ltd.                                         63,991    $      133,256
Naspers Ltd.                                           36,026           448,300
                                                                 --------------
                                                                        581,556
                                                                 --------------
SOUTH KOREA-2.3%
GS Holdings Corp. (a)                                  16,900           397,080
Kookmin Bank (a)                                       13,950           629,583
LG.Philips LCD Co., Ltd. (a)                            3,000           138,191
Samsung Electronics Co., Ltd.                             710           336,253
                                                                 --------------
                                                                      1,501,107
                                                                 --------------
SPAIN-3.9%
Altadis, SA                                            12,773           534,381
Banco Bilbao Vizcaya Argentaria, SA                    64,848           996,380
Industria de Diseno Textil, SA (Inditex)                  796            20,454
Telefonica, SA                                         60,098           980,421
                                                                 --------------
                                                                      2,531,636
                                                                 --------------
SWEDEN-0.8%
Telefonaktiebolaget LM Ericsson                       158,000           504,099
                                                                 --------------
SWITZERLAND-11.9%
Alcon, Inc.                                             9,900         1,082,565
Compagnie Financiere Richemont AG (a)                  20,775           696,594
Credit Suisse Group                                    30,694         1,203,132
Nobel Biocare Holding AG                                2,435           493,159
Novartis AG                                            24,606         1,168,211
Roche Holding AG                                       12,533         1,581,377
UBS AG                                                 19,851         1,547,488
                                                                 --------------
                                                                      7,772,526
                                                                 --------------
TAIWAN-1.3%
Cathay Financial Holding Co., Ltd.                    194,000           389,578
Taiwan Semiconductor Manufacturing Co., Ltd.
  Merrill Lynch International & Co. warrants,
  expiring 11/21/05 (a)                               211,000           470,741
                                                                 --------------
                                                                        860,319
                                                                 --------------
UNITED KINGDOM-20.0%
02 Plc                                                117,892           287,796
AstraZeneca Group Plc                                   6,735           277,668
BAE Systems Plc                                       239,973         1,229,526
BHP Billiton Plc                                       40,980           522,401
British Airways Plc (a)                                32,650           153,195
Carnival Plc                                            8,888           503,943
GlaxoSmithKline Plc                                     7,511           181,492
GUS Plc                                                32,060           504,409
Man Group Plc                                          12,242           316,290
Next Plc                                               14,442           389,230
Prudential Plc                                        102,744           910,443
Punch Taverns Plc                                      39,159           513,028
Reckitt Benckiser Plc                                  23,964           703,943
Royal Bank of Scotland Group Plc                       35,793         1,077,686
SABMiller Plc                                          35,555           553,943
Smith & Nephew Plc                                     38,618           379,661
Standard Chartered Plc                                 46,087           839,640
Tesco Plc                                             184,363         1,050,320
Vodafone Group Plc                                    779,342         1,894,782
WPP Group Plc                                          73,900           756,948
                                                                 --------------
                                                                     13,046,344
                                                                 --------------
UNITED STATES-3.2%
Schlumberger Ltd.                                      23,800         1,807,372
Synthes, Inc.                                           2,869           314,414
                                                                 --------------
                                                                      2,121,786
                                                                 --------------
Total Common Stocks & Other Investments
  (cost $53,028,657)                                                 62,591,224
                                                                 --------------
SHORT-TERM INVESTMENT-2.9%
TIME DEPOSIT-2.9%
The Bank of New York
  2.063%, 7/01/05
  (cost $1,884,000)                                    $1,884         1,884,000
                                                                 --------------
TOTAL INVESTMENTS-98.7%
  (cost $54,912,657)                                                 64,475,224
Other assets less liabilities-1.3%                                      838,020
                                                                 --------------
NET ASSETS-100%                                                  $   65,313,244
                                                                 ==============


(a)  Non-income producing security.

Glossary of Terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Financial Statements.


5


INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $54,912,657)           $ 64,475,224
  Foreign cash, at value (cost $863,336)                                858,636
  Dividends and interest receivable                                     185,106
  Receivable for investment securities sold and foreign
    currency contracts                                                  172,722
  Receivable for capital stock sold                                      55,385
                                                                   ------------
  Total assets                                                       65,747,073
                                                                   ------------
LIABILITIES
  Due to custodian                                                        4,377
  Payable for investment securities purchased and foreign
    currency contracts                                                  218,057
  Payable for capital stock redeemed                                     53,791
  Advisory fee payable                                                   40,210
  Foreign capital gain tax payable                                       20,228
  Distribution fee payable                                                1,681
  Administrative fee payable                                              1,215
  Transfer agent fee payable                                                 59
  Accrued expenses                                                       94,211
                                                                   ------------
  Total liabilities                                                     433,829
                                                                   ------------
NET ASSETS                                                         $ 65,313,244
                                                                   ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $      4,292
  Additional paid-in capital                                         66,428,832
  Undistributed net investment income                                   468,869
  Accumulated net realized loss on investment and foreign
    currency transactions                                           (11,139,481)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                       9,550,732
                                                                   ------------
                                                                   $ 65,313,244
                                                                   ============
CLASS A SHARES
  Net assets                                                       $ 57,044,481
                                                                   ============
  Shares of capital stock outstanding                                 3,744,642
                                                                   ============
  Net asset value per share                                        $      15.23
                                                                   ============
CLASS B SHARES
  Net assets                                                       $  8,268,763
                                                                   ============
  Shares of capital stock outstanding                                   546,888
                                                                   ============
  Net asset value per share                                        $      15.12
                                                                   ============


See Notes to Financial Statements.


6


INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $92,482)             $    882,455
  Interest                                                               11,185
                                                                   ------------
  Total investment income                                               893,640
                                                                   ------------
EXPENSES
  Advisory fee                                                          241,031
  Distribution fee -- Class B                                             9,347
  Custodian                                                              99,861
  Administrative                                                         36,250
  Audit                                                                  20,730
  Printing                                                                7,472
  Legal                                                                   1,278
  Directors' fees                                                           496
  Transfer agency                                                           403
  Miscellaneous                                                           1,942
                                                                   ------------
  Total expenses                                                        418,810
                                                                   ------------
  Net investment income                                                 474,830
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           3,591,915
    Foreign currency transactions                                       (72,866)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (3,800,386)
    Foreign currency denominated assets and liabilities                 (18,523)
                                                                   ------------
  Net loss on investment and foreign currency transactions             (299,860)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    174,970
                                                                   ============


See Notes to Financial Statements.


7


INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                  (UNAUDITED)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                         $      474,830   $      355,791
  Net realized gain on investment and
    foreign currency transactions                    3,519,049        7,545,795
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated
    assets and liabilities                          (3,818,909)       1,986,623
  Contribution from Adviser                                 -0-          32,057
                                                --------------   --------------
  Net increase in net assets from operations           174,970        9,920,266

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                           (294,913)        (146,839)
    Class B                                            (29,392)          (9,710)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                               56,372         (548,275)
                                                --------------   --------------
  Total increase (decrease)                            (92,963)       9,215,442

NET ASSETS
  Beginning of period                               65,406,207       56,190,765
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $468,869
    and $318,344, respectively)                 $   65,313,244   $   65,406,207
                                                ==============   ==============


See Notes to Financial Statements.


8


INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein International Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the


9


INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a Portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.


10


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

During 2004, the Adviser reimbursed the Portfolio $32,057 for trading losses incurred due to a trading entry error.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005 amounted to $142,805, none of which was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                   PURCHASES          SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $   28,810,586   $   30,485,265
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $   10,383,282
Gross unrealized depreciation                                          (820,715)
                                                                 --------------
Net unrealized appreciation                                      $    9,562,567
                                                                 ==============


11


INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


12


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED        ENDED        YEAR ENDED
                   JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                     (UNAUDITED)       2004        (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              200,952       591,525   $   3,062,216   $   7,887,871
Shares issued
  in reinvestment
  of dividends            19,492        11,243         294,913         146,839
Shares redeemed         (297,858)     (887,738)     (4,518,982)    (11,894,787)
                     ------------  ------------  --------------  --------------
Net decrease             (77,414)     (284,970)  $  (1,161,853)  $  (3,860,077)
                     ===========   ===========   =============   =============

CLASS B
Shares sold              122,232       329,435   $   1,845,833   $   4,365,653
Shares issued
  in reinvestment
  of dividends             1,958           749          29,392           9,711
Shares redeemed          (43,775)      (77,673)       (657,000)     (1,063,562)
                     ------------  ------------  --------------  --------------
Net increase              80,415       252,511   $   1,218,225   $   3,311,802
                     ===========   ===========   =============   =============

NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $      156,549   $       66,757
                                            --------------   --------------
Total taxable distributions                        156,549           66,757
                                            --------------   --------------
Total distributions paid                    $      156,549   $       66,757
                                            ==============   ==============


13


INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $      314,151
Accumulated capital and other losses                            (14,538,046)(a)
Unrealized appreciation/(depreciation)                           13,253,350(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $     (970,545)
                                                             ==============

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $14,538,046 of which $555,431 will expire in the year 2008, $1,494,192 will expire in the year 2009, $11,004,034 will expire in the year 2010 and $1,484,389 will expire in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's prior year merger with Brinson Series Trust Global Equity Portfolio, may apply. During the fiscal year, the Portfolio utilized capital loss carryforwards of $7,306,005.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of gains/losses on certain derivative instruments.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund;


14


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


15


INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005 ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $15.26       $13.01        $9.90       $11.69       $16.01       $21.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .11          .08(b)       .02           -0-(b)      .03(b)       .01(b)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.06)        2.20         3.11        (1.78)       (3.55)       (4.01)
Contribution from Adviser                         -0-         .01           -0-          -0-          -0-          -0-
Net increase (decrease) in net asset
  value from operations                          .05         2.29         3.13        (1.78)       (3.52)       (4.00)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.08)        (.04)        (.02)        (.01)          -0-        (.03)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-        (.78)       (1.74)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-        (.02)          -0-
Total dividends and distributions               (.08)        (.04)        (.02)        (.01)        (.80)       (1.77)
Net asset value, end of period                $15.23       $15.26       $13.01        $9.90       $11.69       $16.01

TOTAL RETURN
Total investment return based on
  net asset value (c)                            .33%       17.62%       31.59%      (15.28)%     (22.35)%     (19.86)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $57,044      $58,341      $53,425      $46,478      $64,036      $78,990
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.27%(d)     1.33%        1.80%        1.36%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.27%(d)     1.50%        1.80%        1.66%        1.44%        1.34%
  Net investment income                         1.50%(d)      .63%(b)       22%         .04%(b)      .23%(b)      .07%(b)
Portfolio turnover rate                           46%         128%          96%          70%          56%          57%



See footnote summary on page 17.


16


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS B
                                            ---------------------------------------------------------------
                                            SIX MONTHS                                           OCTOBER 26,
                                               ENDED            YEAR ENDED DECEMBER 31,          2001(e) TO
                                          JUNE 30, 2005  -------------------------------------   DECEMBER 31,
                                            (UNAUDITED)      2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $15.15       $12.93        $9.87       $11.68       $11.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                 .10          .05(b)      (.02)        (.03)(b)     (.02)(b)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions                         (.07)        2.20         3.09        (1.78)         .39
Contribution from Adviser                         -0-          -0-          -0-          -0-          -0-
Net increase (decrease) in net
  asset value from operations                    .03         2.25         3.07        (1.81)         .37

LESS: DIVIDENDS
Dividends from net investment income            (.06)        (.03)        (.01)          -0-          -0-
Net asset value, end of period                $15.12       $15.15       $12.93        $9.87       $11.68

TOTAL RETURN
Total investment return based on
  net asset value (c)                            .17%       17.41%       31.11%      (15.50)%       3.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                             $8,269       $7,065       $2,766         $467         $413
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.53%(d)     1.56%        2.05%        1.63%        1.20%(d)
  Expenses, before waivers and
    reimbursements                              1.53%(d)     1.73%        2.05%        1.92%        2.26%(d)
  Net investment income (loss)                  1.30%(d)      .35%(b)     (.17)%       (.25)%(b)    (.88)%(b)(d)
Portfolio turnover rate                           46%         128%          96%          70%          56%



(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


17



[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein
Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>    ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO


SEMI-ANNUAL REPORT

INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.



LARGE CAP GROWTH PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning           Ending
                                            Account Value       Account Value       Expenses Paid         Annualized
Large Cap Growth Portfolio                  January 1, 2005     June 30, 2005       During Period*      Expense Ratio*
------------------------------------------------------------------------------------------------
Class A
Actual                                         $1,000                $996.16             $4.06               0.82%
Hypothetical (5% return before expenses)       $1,000              $1,020.73             $4.11               0.82%

Class B
Actual                                         $1,000                $994.80             $5.29               1.07%
Hypothetical (5% return before expenses)       $1,000              $1,019.49             $5.36               1.07%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


LARGE CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                           U.S. $ VALUE     NET ASSETS
-------------------------------------------------------------------------------
Google, Inc. Cl.A                                  $58,365,243          5.1%
Yahoo!, Inc.                                        52,882,830          4.6
Dell, Inc.                                          44,417,142          3.9
General Electric Co.                                42,058,170          3.7
Target Corp.                                        40,154,580          3.5
Genentech, Inc.                                     38,261,448          3.4
St. Jude Medical, Inc.                              37,522,044          3.3
eBay, Inc.                                          35,898,375          3.2
American International Group, Inc.                  35,823,995          3.1
UnitedHealth Group, Inc.                            35,658,546          3.1
                                                  ------------        -----
                                                  $421,042,373         36.9%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)
_______________________________________________________________________________

                                                                   PERCENT OF
SECTOR                                            U.S. $ VALUE     NET ASSETS
-------------------------------------------------------------------------------
Technology                                        $387,404,076         34.0%
Healthcare                                         251,298,648         22.0
Consumer Services                                  191,911,261         16.8
Finance                                            122,385,600         10.7
Energy                                              57,530,014          5.0
Consumer Staples                                    51,779,795          4.5
Capital Goods                                       42,058,170          3.7
Consumer Manufacturing                              33,211,350          2.9
                                                  ------------        -----
Total Investments*                               1,137,578,914         99.6
Cash and receivables, net of liabilities             4,610,778          0.4
                                                  ------------        -----
Net Assets                                      $1,142,189,692        100.0%


*    Excludes short-term investments.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Company                                                 Shares    U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.6%
TECHNOLOGY-34.0%
COMMUNICATION
  EQUIPMENT-8.0%
Corning, Inc. (a)                                    1,340,700     $22,282,434
Juniper Networks, Inc. (a)                           1,378,500      34,710,630
QUALCOMM, Inc.                                       1,044,600      34,482,246
                                                                  ------------
                                                                    91,475,310
                                                                  ------------
COMPUTER
  HARDWARE/
  STORAGE-8.3%
Apple Computer, Inc. (a)                               957,300      35,238,213
Dell, Inc. (a)                                       1,124,200      44,417,142
EMC Corp. (a)                                        1,115,800      15,297,618
                                                                  ------------
                                                                    94,952,973
                                                                  ------------
COMPUTER
PERIPHERALS-1.2%
Network Appliance, Inc. (a)                            475,400      13,439,558
                                                                  ------------
INTERNET MEDIA-9.7%
Google, Inc. Cl.A (a)                                  198,420      58,365,243
Yahoo!, Inc. (a)                                     1,526,200      52,882,830
                                                                  ------------
                                                                   111,248,073
                                                                  ------------
SEMI-CONDUCTOR
  COMPONENTS-5.5%
Altera Corp. (a)                                       472,000       9,355,040
Broadcom Corp. Cl. A (a)                               764,600      27,150,946
Marvell Technology Group
  Ltd. (Bermuda) (a)                                   611,600      23,265,264
Texas Instruments, Inc.                                125,600       3,525,592
                                                                  ------------
                                                                    63,296,842
                                                                  ------------
SOFTWARE-1.3%
Microsoft Corp.                                        523,000      12,991,320
                                                                  ------------
                                                                   387,404,076
                                                                  ------------
HEALTHCARE-22.0%
BIOTECHNOLOGY-5.0%
Affymetrix, Inc. (a)                                    71,700       3,866,781
Amgen, Inc. (a)                                        165,000       9,975,900
Genentech, Inc. (a)                                    476,600      38,261,448
Gilead Sciences, Inc. (a)                              111,400       4,900,486
                                                                  ------------
                                                                    57,004,615
                                                                  ------------
DRUGS-3.3%
Eli Lilly & Co.                                        165,600       9,225,576
Teva Pharmaceutical Industries
  Ltd. (ADR) (Israel)                                  899,000      27,994,860
                                                                  ------------
                                                                    37,220,436
                                                                  ------------
MEDICAL PRODUCTS-7.9%
Alcon, Inc. (Switzerland)                              242,700      26,539,245
St. Jude Medical, Inc. (a)                             860,400      37,522,044
Zimmer Holdings, Inc. (a)                              347,400      26,461,458
                                                                  ------------
                                                                    90,522,747
                                                                  ------------
MEDICAL SERVICES-5.8%
UnitedHealth Group, Inc.                               683,900      35,658,546
WellPoint, Inc. (a)                                    443,600      30,892,304
                                                                  ------------
                                                                    66,550,850
                                                                  ------------
                                                                   251,298,648
                                                                  ------------
CONSUMER
  SERVICES-16.8%
ADVERTISING-0.1%
Lamar Advertising Co. (a)                               26,500       1,133,405
                                                                  ------------
BROADCASTING &
  CABLE-1.7%
The E.W. Scripps Co. Cl. A                             396,300      19,339,440
                                                                  ------------
ENTERTAINMENT &
  LEISURE-1.2%
Carnival Corp. (Panama)                                251,800      13,735,690
                                                                  ------------
RESTAURANT &
  LODGING-1.0%
Starbucks Corp. (a)                                    231,300      11,948,958
                                                                  ------------
RETAIL - GENERAL
  MERCHANDISE-9.7%
eBay, Inc. (a)                                       1,087,500      35,898,375
Lowe's Cos., Inc.                                      588,800      34,279,936
Target Corp.                                           738,000      40,154,580
                                                                  ------------
                                                                   110,332,891
                                                                  ------------
MISCELLANEOUS-3.1%
Electronic Arts, Inc. (a)                              625,700      35,420,877
                                                                  ------------
                                                                   191,911,261
                                                                  ------------
FINANCE-10.7%
BROKERAGE & MONEY
  MANAGEMENT-3.9%
Franklin Resources, Inc.                               180,200      13,871,796
Legg Mason, Inc.                                        47,100       4,903,581
Merrill Lynch & Co., Inc.                              118,100       6,496,681
The Goldman Sachs Group,
  Inc.                                                 185,100      18,883,902
                                                                  ------------
                                                                    44,155,960
                                                                  ------------
INSURANCE-5.0%
AFLAC, Inc.                                            192,400       8,327,072
American International
  Group, Inc.                                          616,592      35,823,995
The Progressive Corp.                                  140,000      13,833,400
                                                                  ------------
                                                                    57,984,467
                                                                  ------------
MISCELLANEOUS-1.8%
Citigroup, Inc.                                        201,900       9,333,837
MBNA Corp.                                             417,100      10,911,336
                                                                  ------------
                                                                    20,245,173
                                                                  ------------
                                                                   122,385,600
                                                                  ------------


3

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                                 Shares    U.S. $ Value
-------------------------------------------------------------------------------
ENERGY-5.0%
OIL SERVICE-5.0%
Halliburton Co.                                        571,500     $27,329,130
Nabors Industries Ltd.
  (Bermuda) (a)                                        498,200      30,200,884
                                                                  ------------
                                                                    57,530,014
                                                                  ------------
CONSUMER
  STAPLES-4.5%
COSMETICS-2.1%
Avon Products, Inc.                                    645,700      24,439,745
                                                                  ------------
HOUSEHOLD
  PRODUCTS-1.9%
Colgate-Palmolive Co.                                  120,000       5,989,200
The Procter & Gamble Co.                               307,200      16,204,800
                                                                  ------------
                                                                    22,194,000
                                                                  ------------
RETAIL - FOOD &
  DRUG-0.5%
Whole Foods Market, Inc.                                43,500       5,146,050
                                                                  ------------
                                                                    51,779,795
                                                                  ------------
CAPITAL GOODS-3.7%
MISCELLANEOUS-3.7%
General Electric Co.                                 1,213,800      42,058,170
                                                                  ------------


                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)    U.S. $ Value
-------------------------------------------------------------------------------
CONSUMER
  MANUFACTURING-2.9%
BUILDING &
  RELATED-2.9%
Pulte Homes, Inc.                                      394,200     $33,211,350
                                                                --------------
Total Common Stocks
  (cost $903,855,572)                                            1,137,578,914
                                                                --------------
SHORT-TERM
  INVESTMENT-0.4%
TIME DEPOSIT-0.4%
The Bank of New York
  2.063% 7/01/05
  (cost $4,558,000)                                     $4,558       4,558,000
                                                                --------------
TOTAL
  INVESTMENTS-100.0%
  (cost $908,413,572)                                            1,142,136,914
Other assets less
  liabilities-0.0%                                                      52,778
                                                                --------------
NET ASSETS-100%                                                 $1,142,189,692
                                                                ==============



(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See Notes to Financial Statements.


4


LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $908,413,572)       $1,142,136,914
  Cash                                                                     258
  Receivable for investment securities sold                         10,921,320
  Dividends and interest receivable                                    467,085
  Receivable for capital stock sold                                    227,540
                                                                --------------
  Total assets                                                   1,153,753,117
                                                                --------------
LIABILITIES
  Payable for investment securities purchased                        7,848,485
  Payable for capital stock redeemed                                 2,587,829
  Advisory fee payable                                                 716,253
  Distribution fee payable                                             117,666
  Administrative fee payable                                             1,215
  Transfer agent fee payable                                                59
  Accrued expenses                                                     291,918
                                                                --------------
  Total liabilities                                                 11,563,425
                                                                --------------
NET ASSETS                                                      $1,142,189,692
                                                                ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $       49,294
  Additional paid-in capital                                     1,696,274,444
  Accumulated net investment loss                                   (1,856,563)
  Accumulated net realized loss on investment transactions        (786,000,825)
  Net unrealized appreciation of investments                       233,723,342
                                                                --------------
                                                                $1,142,189,692
                                                                ==============
Class A Shares
  Net assets                                                    $  577,653,732
                                                                ==============
  Shares of capital stock outstanding                               24,739,652
                                                                ==============
  Net asset value per share                                     $        23.35
                                                                ==============
Class B Shares
  Net assets                                                    $  564,535,960
                                                                ==============
  Shares of capital stock outstanding                               24,554,253
                                                                ==============
  Net asset value per share                                     $        22.99
                                                                ==============


See Notes to Financial Statements.


5


LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $58,802)          $    3,432,538
  Interest                                                              62,638
                                                                --------------
  Total investment income                                            3,495,176
                                                                --------------
EXPENSES
  Advisory fee                                                       4,294,055
  Distribution fee--Class B                                            696,802
  Printing                                                             165,333
  Custodian                                                            119,057
  Administrative                                                        36,250
  Legal                                                                 24,980
  Audit                                                                 20,730
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                         38,146
                                                                --------------
  Total expenses                                                     5,396,252
                                                                --------------
  Net investment loss                                               (1,901,076)
                                                                --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                      30,201,983
  Net change in unrealized appreciation/depreciation of
    investments                                                    (38,155,561)
                                                                --------------
  Net loss on investment transactions                               (7,953,578)
                                                                --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $   (9,854,654)
                                                                ==============


See Notes to Financial Statements.


6


LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                               Six Months Ended    Year Ended
                                                 June 30, 2005     December 31,
                                                  (unaudited)         2004
                                                ==============   =============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                           $   (1,901,076)  $  (3,272,959)
  Net realized gain on investment transactions      30,201,983     112,065,843
  Net change in unrealized appreciation/
    depreciation of investments                    (38,155,561)    (11,444,905)
                                                --------------   -------------
  Net increase (decrease) in net assets from
    operations                                      (9,854,654)     97,347,979
CAPITAL STOCK TRANSACTIONS
  Net decrease                                    (107,549,537)   (449,453,220)
                                                --------------   -------------
  Total decrease                                  (117,404,191)   (352,105,241)
NET ASSETS
  Beginning of period                            1,259,593,883   1,611,699,124
                                                --------------   -------------
  End of period (including accumulated net
    investment loss and undistributed
    net investment income of ($1,856,563)
    and $44,513, respectively)                  $1,142,189,692  $1,259,593,883
                                                ==============   =============


See Notes to Financial Statements.


7


LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

The AllianceBernstein Large Cap Growth Portfolio (the "Portfolio"), formerly AllianceBernstein Premier Growth Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Porfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.


9


LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $599,298, of which $17,787 and $0, respectively, was paid to Sanford C. Bernstein &Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                   Purchases          Sales
                                                ==============    =============
Investment securities (excluding U.S.
  government securities)                          $287,629,695$     389,584,694
U.S. government securities                                  -0-              -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $241,479,334
Gross unrealized depreciation                                       (7,755,992)
                                                                  ------------
Net unrealized appreciation                                       $233,723,342
                                                                  ============


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


11


LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE F: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                       AMOUNT
                    ---------------------------  ------------------------------

                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                    June 30, 2005   December 31,  June 30, 2005    December 31,
                     (unaudited)       2004       (unaudited)         2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              349,269       541,796   $   7,961,490   $   11,866,276
Shares redeemed       (3,621,197)  (15,060,638)    (81,389,271)    (326,511,199)
                     ------------  ------------  --------------  --------------
Net decrease          (3,271,928)  (14,518,842)  $ (73,427,781)  $ (314,644,923)
                     ===========   ============  ==============  ==============

Class B
Shares sold            1,169,393     3,994,801     $25,921,893$      86,087,736
Shares redeemed       (2,712,882)  (10,419,161)    (60,043,649)    (220,896,033)
                     ------------  ------------  --------------  --------------
Net decrease          (1,543,489)   (6,424,360)  $ (34,121,756)  $ (134,808,297)
                     ===========   ============  ==============  ==============


NOTE G: Risks Involved in Investing in the Portfolio

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $(807,565,654)(a)
Unrealized appreciation/(depreciation)                           263,286,262(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $(544,279,392)
                                                               =============

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $807,565,654 of which $162,234,067 will expire in the year 2009, $478,225,244 will expire in the year 2010 and $167,106,343 will expire in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, the Portfolio utilized capital loss carryforwards of $75,488,264.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of dividends received.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE J: Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. Alliancebernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.


13


LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


14


LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         CLASS A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                              Ended                       Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $23.44       $21.58  $     17.45       $25.16       $32.05       $40.45
                                            -----------  -----------  -----------  -----------  -----------  -----------
Income From Investment Operations
Net investment loss (a)                         (.02)        (.03)(b)     (.05)(b)     (.08 )       (.06)        (.11)
Net realized and unrealized gain (loss)
 on investment transactions                     (.07)        1.89         4.18        (7.63)       (5.31)       (6.18)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net asset
  value from operations                         (.09)        1.86         4.13        (7.71)       (5.37)       (6.29)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Less: Distributions
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-          -0-       (1.38)       (2.11)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-        (.14)          -0-
                                            -----------  -----------  -----------  -----------  -----------  -----------
Total distributions                               -0-          -0-          -0-          -0-       (1.52)       (2.11)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                $23.35       $23.44       $21.58       $17.45       $25.16       $32.05
                                            ===========  ===========  ===========  ===========  ===========  ===========
Total Return
Total investment return based on
  net asset value (c)                           (.38)%       8.62%       23.67%      (30.64)%     (17.21)%     (16.58)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $577,654     $656,544     $917,935     $869,130   $1,586,575   $2,148,332
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .82%(d)      .81%        1.04%        1.05%        1.04%        1.04%
  Expenses, before waivers and
    reimbursements                               .82%(d)      .98%        1.05%        1.05%        1.04%        1.04%
  Net investment loss                           (.21)%(d)    (.13)%(b)    (.24)%(b)    (.41)%       (.21)%       (.29)%
Portfolio turnover rate                           25%          73%          79%         109%          49%          41%


See footnote summary on page 16.


15


LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           CLASS B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                              Ended                       Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $23.11       $21.33       $17.29       $25.00       $31.93       $40.40
                                            -----------  -----------  -----------  -----------  -----------  -----------
Income From Investment Operations
Net investment loss (a)                          (.05)        (.08)(b)     (.09)(b)     (.13)        (.12)        (.18)
Net realized and unrealized gain (loss)
  on investment transactions                     (.07)        1.86         4.13        (7.58)       (5.29)       (6.18)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net asset
  value from operations                          (.12)        1.78         4.04        (7.71)       (5.41)       (6.36)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Less: Distributions
Distributions from net realized gain
  on investment transactions                       -0-          -0-          -0-          -0-       (1.38)       (2.11)
Distributions in excess of net realized
  gain on investment transactions                  -0-          -0-          -0-          -0-        (.14)          -0-
                                            -----------  -----------  -----------  -----------  -----------  -----------
Total distributions                                -0-          -0-          -0-          -0-       (1.52)       (2.11)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $22.99       $23.11       $21.33       $17.29       $25.00       $31.93
                                            ===========  ===========  ===========  ===========  ===========  ===========
Total Return
Total investment return based on
  net asset value (c)                            (.52)%       8.34%       23.37%      (30.84)%     (17.40)%     (16.78)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $564,536     $603,050     $693,764     $493,937     $572,266     $336,104
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               1.07%(d)     1.06%        1.29%        1.31%        1.29%        1.30%
  Expenses, before waivers and
    reimbursements                               1.07%(d)     1.24%        1.30%        1.31%        1.29%        1.30%
  Net investment loss                            (.46)%(d)    (.38)%(b)    (.49)%(b)    (.64)%       (.47)%       (.51)%
Portfolio turnover rate                            25%          73%          79%         109%          49%          41%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


16




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


>  ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO


JUNE 30, 2005

SEMI-ANNUAL REPORT


INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.


SMALL CAP GROWTH PORTFOLIO
FUND EXPENSES
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.


ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        BEGINNING         ENDING        EXPENSES     ANNUALIZED
SMALL CAP             ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING     EXPENSE
GROWTH PORTFOLIO     JANUARY 1, 2005   JUNE 30, 2005     PERIOD*       RATIO*
------------------------------------------------------------------------------
CLASS A
Actual                    $1,000         $  957.08         $5.63        1.16%
Hypothetical
  (5% return
  before expenses)        $1,000         $1,019.04         $5.81        1.16%

CLASS B
Actual                    $1,000         $  955.76         $6.84        1.41%
Hypothetical
  (5% return
  before expenses)        $1,000         $1,017.80         $7.05        1.41%


* EXPENSES ARE EQUAL TO EACH CLASSES' ANNUALIZED EXPENSE RATIOS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).


1


SMALL CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                      U.S. $ VALUE          NET ASSETS
-------------------------------------------------------------------------------
Resources Connection, Inc.                   $  1,393,800             1.9%
Euronet Worldwide, Inc.                         1,305,243             1.8
Anteon International Corp.                      1,300,170             1.8
Digitas, Inc.                                   1,219,729             1.6
Laureate Education, Inc.                        1,154,383             1.6
Insight Enterprises, Inc.                       1,152,278             1.6
Micros Systems, Inc.                            1,150,075             1.6
Amedisys, Inc.                                  1,143,858             1.5
Dick's Sporting Goods, Inc.                     1,138,791             1.5
Quest Software, Inc.                            1,123,112             1.5
-------------------------------------------------------------------------------
                                             $ 12,081,439            16.4%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)

                                                                  PERCENT OF
SECTOR                                       U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Consumer Services                            $ 19,714,920            26.7%
Technology                                     17,113,329            23.2
Healthcare                                     13,422,300            18.2
Energy                                          7,324,229             9.9
Capital Goods                                   4,969,506             6.7
Finance                                         4,071,771             5.5
Basic Industry                                  2,464,845             3.3
Transportation                                  2,402,159             3.3
Consumer Staples                                  707,542             1.0
Multi-Industry Companies                          159,432             0.2
Total Investments                              72,350,033            98.0
Cash and receivables, net of liabilities        1,454,286             2.0
Net Assets                                   $ 73,804,319           100.0%


Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-98.0%
CONSUMER SERVICES-26.7%
ADVERTISING-1.7%
Digitas, Inc. (a)                               106,900      $ 1,219,729

APPAREL-1.4%
Carter's, Inc. (a)                               18,200        1,062,516

BROADCASTING & CABLE-1.6%
Cumulus Media, Inc. Cl.A (a)                     27,682          326,094
Entravision Communications
  Corp. Cl.A (a)                                105,000          817,950
                                                             ------------
                                                               1,144,044

CELLULAR COMMUNICATIONS-0.2%
NeuStar, Inc. Cl.A (a)                            6,300          161,280

ENTERTAINMENT/LEISURE-2.2%
Activision, Inc. (a)                             55,033          909,145
Sunterra Corp. (a)                               46,200          748,902
                                                             ------------
                                                               1,658,047

RETAIL - GENERAL MERCHANDISE-2.8%
Dick's Sporting Goods, Inc. (a)                  29,510        1,138,791
MarineMax, Inc. (a)                              24,000          750,000
Too, Inc. (a)                                     6,700          156,579
                                                             ------------
                                                               2,045,370

MISCELLANEOUS-16.8%
Bright Horizons Family
  Solutions, Inc. (a)                            22,800          928,416
CRA International, Inc. (a)                      13,900          748,515
Dycom Industries, Inc. (a)                       27,500          544,775
Hughes Supply, Inc.                              24,500          688,450
Huron Consulting Group, Inc. (a)                 29,447          693,477
Insight Enterprises, Inc. (a)                    57,100        1,152,278
Laureate Education, Inc. (a)                     24,120        1,154,383
Life Time Fitness, Inc. (a)                      26,600          872,746
MSC Industrial Direct Co., Inc. Cl.A             26,200          884,250
Nautilus, Inc.                                   17,600          501,600
Niku Corp. (a)                                   34,600          717,258
Nutri/System, Inc. (a)                           36,600          540,216
Resources Connection, Inc. (a)                   60,000        1,393,800
Scansource, Inc. (a)                             12,540          538,468
Strayer Education, Inc.                           6,500          560,690
ZipRealty, Inc. (a)                              39,300          504,612
                                                             ------------
                                                              12,423,934
                                                             ------------
                                                              19,714,920

TECHNOLOGY-23.2%
COMMUNICATION SERVICES-0.9%
InPhonic, Inc. (a)                               23,400          359,892
Syniverse Holdings, Inc. (a)                     19,300          270,200
                                                             ------------
                                                                 630,092

COMPUTER SERVICES-6.9%
Alliance Data Systems Corp. (a)                  15,600          632,736
Anteon International Corp. (a)                   28,500        1,300,170
Euronet Worldwide, Inc. (a)                      44,900        1,305,243
Kanbay International, Inc. (a)                   36,200          836,582
Ness Technologies, Inc. (a)                      40,300          427,986
Sapient Corp. (a)                                78,100          619,333
                                                             ------------
                                                               5,122,050

CONTRACT MANUFACTURING-0.6%
Semtech Corp. (a)                                28,000          466,200

INTERNET INFRASTRUCTURE-0.3%
RightNow Technologies, Inc. (a)                  19,000          228,380

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.9%
FormFactor, Inc. (a)                             25,400          671,068

SEMI-CONDUCTOR COMPONENTS-3.2%
ATMI, Inc. (a)                                   27,800          806,478
Intergrated Device Technologies,
  Inc. (a)                                       45,500          489,125
Microsemi Corp. (a)                              56,100        1,054,680
                                                             ------------
                                                               2,350,283

SOFTWARE-5.8%
Audible, Inc. (a)                                40,300          700,011
Bottomline Technologies, Inc. (a)                31,300          468,561
Informatica Corp. (a)                            43,200          362,448
Lipman Electronic Engineering Ltd.
  (Israel)                                       10,300          316,931
Macromedia, Inc. (a)                             28,900        1,104,558
Quest Software, Inc. (a)                         82,400        1,123,112
VeriFone Holdings, Inc. (a)                      11,800          191,750
                                                             ------------
                                                               4,267,371

MISCELLANEOUS-4.6%
Amphenol Corp. Cl.A                              17,250          692,932
Exar Corp. (a)                                   25,200          375,228
Micros Sytems, Inc. (a)                          25,700        1,150,075
TTM Technologies, Inc. (a)                       37,000          281,570
Wind River Systems, Inc. (a)                     56,000          878,080
                                                             ------------
                                                               3,377,885
                                                             ------------
                                                              17,113,329


3


SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
HEALTHCARE-18.2%
BIOTECHNOLOGY-4.4%
MGI Pharma, Inc. (a)                             31,700       $  689,792
Neopharm, Inc. (a)                               56,800          567,432
Protein Design Labs, Inc. (a)                    45,900          927,639
Serologicals Corp. (a)                           31,120          661,300
Telik, Inc. (a)                                  24,800          403,248
                                                             ------------
                                                               3,249,411

MEDICAL PRODUCTS-6.2%
Abaxis, Inc. (a)                                 32,800          356,864
Angiotech Pharmaceuticals, Inc. (a)
  (Canada)                                       30,100          417,186
Animas Corp. (a)                                 37,100          747,565
ArthroCare Corp. (a)                             28,400          992,296
Immucor, Inc. (a)                                19,300          558,735
OraSure Technologies, Inc. (a)                   71,000          709,290
Ventana Medical Systems, Inc. (a)                 9,900          398,277
Vnus Medical Technologies (a)                    30,200          363,306
                                                             ------------
                                                               4,543,519

MEDICAL SERVICES-7.4%
Amedisys, Inc. (a)                               31,100        1,143,858
Labone, Inc. (a)                                 25,660        1,021,525
Orchid Cellmark, Inc. (a)                        33,100          357,811
SFBC International, Inc. (a)                     25,300          977,339
Stericycle, Inc. (a)                             18,200          915,824
United Surgical Partners
  International, Inc. (a)                        13,500          703,080
WellCare Health Plans, Inc. (a)                  10,300          365,753
                                                             ------------
                                                               5,485,190

MISCELLANEOUS-0.2%
IRIS International, Inc. (a)                      8,100          144,180
                                                             ------------
                                                              13,422,300

ENERGY-9.9%
OIL SERVICE-8.9%
Bill Barrett Corp. (a)                           21,000          621,180
Cimarex Energy Co. (a)                            9,200          357,972
Core Laboratories NV (a)                         30,484          817,581
Dril-Quip, Inc. (a)                              12,700          368,427
FMC Technologies, Inc. (a)                       25,900          828,023
Gulf Island Fabrication, Inc.                     2,300           45,724
Helmerich & Payne, Inc.                          16,700          783,564
Range Resources Corp.                            31,100          836,590
Spinnaker Exploration Co. (a)                    17,800          631,722
W-H Energy Services, Inc. (a)                    32,400          807,732
Whiting Petroleum Corp. (a)                      13,400          486,554
                                                             ------------
                                                               6,585,069

PIPELINES-1.0%
Hydril Co. (a)                                   13,600          739,160
                                                             ------------
                                                               7,324,229

CAPITAL GOODS-6.7%
ELECTRICAL EQUIPMENT-2.0%
Engineered Support Systems, Inc.                 19,187          687,470
Essex Corp. (a)                                  34,300          784,784
                                                             ------------
                                                               1,472,254

MACHINERY-2.7%
Actuant Corp. Cl.A (a)                           14,300          685,542
Commercial Vehicle Group, Inc. (a)               31,400          557,350
Oskosh Truck Corp.                                9,300          728,004
                                                             ------------
                                                               1,970,896

MISCELLANEOUS-2.0%
IDEX Corp.                                       22,600          872,586
Simpson Manufacturing Co., Inc.                  21,400          653,770
                                                             ------------
                                                               1,526,356
                                                             ------------
                                                               4,969,506

FINANCE-5.5%
BANKING - MONEY CENTER-0.6%
Community Bancorp (a)                            14,300          443,586

BROKERAGE & MONEY MANAGEMENT-2.9%
Affiliated Managers Group, Inc. (a)              10,700          731,131
Greenhill & Co., Inc.                            21,600          875,016
OptionsXpress Holdings, Inc.                     32,700          497,040
                                                             ------------
                                                               2,103,187

INSURANCE-0.8%
Primus Guaranty Ltd.
  (Bermuda) (a)                                  42,330          612,938

MISCELLANEOUS-1.2%
Morningstar, Inc. (a)                            32,400          912,060
                                                             ------------
                                                               4,071,771

BASIC INDUSTRY-3.3%
CHEMICALS-2.3%
Georgia Gulf Corp.                               22,700          704,835
Hexcel Corp. (a)                                 58,700          993,204
                                                             ------------
                                                               1,698,039

MINING & METALS-1.0%
Allegheny Technologies, Inc.                     34,760          766,806
                                                             ------------
                                                               2,464,845


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
TRANSPORTATION-3.3%
AIR FREIGHT-1.2%
UTI Worldwide, Inc.
  (U.S. Virgin Islands)                          12,700     $    884,174

SHIPPING-1.1%
Kirby Corp. (a)                                  17,600          793,760

TRUCKING-1.0%
Werner Enterprises, Inc.                         36,875          724,225
                                                             ------------
                                                               2,402,159

CONSUMER STAPLES-1.0%
HOUSEHOLD PRODUCTS-1.0%
Tempur-Pedic International, Inc. (a)             31,900          707,542

MULTI-INDUSTRY COMPANIES-0.2%
Chemed Corp.                                      3,900          159,432

Total Common Stocks
  (cost $57,942,158)                                          72,350,033

TOTAL INVESTMENTS-98.0%
  (cost $57,942,158)                                          72,350,033
Other assets less liabilities-2.0%                             1,454,286

NET ASSETS-100%                                             $ 73,804,319


(a)  Non-income producing security.

     See Notes to Financial Statements.


5


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $57,942,158)          $ 72,350,033
  Cash                                                                 962,981
  Receivable for capital stock sold                                  1,132,909
  Receivable for investment securities sold                            829,595
  Dividends receivable                                                   5,398
  Total assets                                                      75,280,916

LIABILITIES
  Payable for investment securities purchased                        1,296,438
  Advisory fee payable                                                  44,466
  Distribution fee payable                                               3,973
  Payable for capital stock redeemed                                     1,457
  Administrative fee payable                                             1,215
  Transfer agent fee payable                                                59
  Accrued expenses                                                     128,989
  Total liabilities                                                  1,476,597

NET ASSETS                                                        $ 73,804,319

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      6,638
  Additional paid-in capital                                       128,123,538
  Accumulated net investment loss                                     (378,676)
  Accumulated net realized loss on investment transactions         (68,355,056)
  Net unrealized appreciation of investments                        14,407,875
                                                                  $ 73,804,319

CLASS A SHARES
  Net assets                                                      $ 53,858,714
  Shares of capital stock outstanding                                4,828,286
  Net asset value per share                                       $      11.15

CLASS B SHARES
  Net assets                                                      $ 19,945,605
  Shares of capital stock outstanding                                1,810,122
  Net asset value per share                                       $      11.02


See Notes to Financial Statements.


6


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $708)               $     69,763
  Interest                                                               5,828
  Total investment income                                               75,591

EXPENSES
  Advisory fee                                                         278,389
  Distribution fee--Class B                                             25,083
  Custodian                                                             75,932
  Administrative                                                        36,250
  Audit                                                                 20,730
  Printing                                                              10,030
  Legal                                                                  1,662
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                          5,292
  Total expenses                                                       454,267
  Net investment loss                                                 (378,676)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       1,702,715
  Net change in unrealized appreciation/
    depreciation of investments                                     (5,268,998)
  Net loss on investment transactions                               (3,566,283)

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $ (3,944,959)


See Notes to Financial Statements.


7


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                  SIX MONTHS ENDED  YEAR ENDED
                                                   JUNE 30, 2005   DECEMBER 31,
                                                    (UNAUDITED)        2004
                                                  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                              $  (378,676)    $  (781,074)
  Net realized gain on investment transactions       1,702,715      10,953,121
  Net change in unrealized appreciation/
    depreciation of investments                     (5,268,998)        550,533
  Net increase (decrease) in net
    assets from operations                          (3,944,959)     10,722,580

CAPITAL STOCK TRANSACTIONS
  Net decrease                                      (8,359,847)     (1,538,906)
  Total increase (decrease)                        (12,304,806)      9,183,674

NET ASSETS
  Beginning of period                               86,109,125      76,925,451
  End of period (including accumulated
    net investment loss of ($378,676) and
    $0, respectively)                             $ 73,804,319    $ 86,109,125


See Notes to Financial Statements.


8


SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Small Cap Growth Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


9


SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain and loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of 1% of the Portfolio's avarage daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005 amounted to $100,244, none of which was paid to Sanford C. Bernstein &Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                PURCHASES             SALES
                                               ------------        -----------
Investment securities
  (excluding U.S. government securities)       $27,333,545         $36,485,877
U.S. government securities                              -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 16,327,735
Gross unrealized depreciation                                       (1,919,860)
Net unrealized appreciation                                       $ 14,407,875

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.


11


SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2005  DECEMBER 31,  JUNE 30, 2005   DECEMBER 31,
                      (UNAUDITED)       2004       (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              235,895       802,498    $  2,597,373    $  8,496,602
Shares redeemed         (698,286)   (1,518,067)     (7,626,866)    (15,698,678)
Net decrease            (462,391)     (715,569)   $ (5,029,493)   $ (7,202,076)

CLASS B
Shares sold              180,214       975,376    $  1,955,488    $ 10,075,709
Shares redeemed         (490,989)     (426,003)     (5,285,842)     (4,412,539)
Net increase
  (decrease)            (310,775)      549,373    $  3,330,354)   $  5,663,170


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


NOTE I: COMPONENTS OF ACCUMULATED EARNINGS (DEFICIT)

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (68,806,897)(a)
Unrealized appreciation/(depreciation)                           18,425,999(b)
Total accumulated earnings/(deficit)                          $ (50,380,898)

(a) On December 31, 2004, the Portfolio had a net capital loss carrryforward of $68,806,897 of which $213,259 expires in the year 2008, $23,270,400 expires in the year 2009, and $45,323,238 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust Small Cap Growth Portfolio, may apply. During the fiscal year, the Portfolio utilized capital loss carryforwards of $9,699,895.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


13


SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


15


SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ---------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005  -------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.65       $10.17        $6.83       $10.01       $11.84       $13.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.05)        (.10)(b)     (.09)        (.07)(b)     (.07)(b)     (.06)(b)
Net realized and unrealized gain (loss)
  on investment transactions                    (.45)        1.58         3.43        (3.11)       (1.41)        (.71)
Net increase (decrease) in net asset
  value from operations                         (.50)        1.48         3.34        (3.18)       (1.48)        (.77)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-          -0-          -0-        (.05)
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-          -0-        (.26)        (.34)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-        (.09)          -0-
Total dividends and distributions                 -0-          -0-          -0-          -0-        (.35)        (.39)
Net asset value, end of period                $11.15       $11.65       $10.17        $6.83       $10.01       $11.84

TOTAL RETURN
Total investment return based on
  net asset value (c)                          (4.29)%      14.55%       48.90%      (31.77)%     (12.75)%      (6.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $53,859      $61,661      $61,079      $86,093     $184,223     $232,239
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.16%(d)     1.14%        1.36%        1.11%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.16%(d)     1.30%        1.36%        1.25%        1.16%        1.14%
  Net investment loss                           (.95)%(d)    (.93)%(b)   (1.10)%       (.86)%(b)    (.70)%(b)    (.46)%(b)
Portfolio turnover rate                           37%          92%         129%         111%         113%         178%


See footnote summary on page 17.


16


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                      AUGUST 11,
                                               ENDED                   YEAR ENDED DECEMBER 31,               2000(e) TO
                                           JUNE 30, 2005 -------------------------------------------------  DECEMBER 31,
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.53       $10.08        $6.78        $9.98       $11.82       $13.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.06)        (.12)(b)     (.11)        (.09)(b)     (.09)(b)     (.03)(b)
Net realized and unrealized gain (loss)
  on investment transactions                    (.45)        1.57         3.41        (3.11)       (1.40)       (1.15)
Net increase (decrease) in net asset
  value from operations                         (.51)        1.45         3.30        (3.20)       (1.49)       (1.18)

LESS: DISTRIBUTIONS
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-          -0-        (.26)          -0-
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-        (.09)          -0-
Total distributions                               -0-          -0-          -0-          -0-        (.35)          -0-
Net asset value, end of period                $11.02       $11.53       $10.08        $6.78        $9.98       $11.82

TOTAL RETURN
Total investment return based on
  net asset value (c)                          (4.42)%      14.39%       48.67%      (32.06)%     (12.86)%      (8.16)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $19,945      $24,448      $15,846       $5,101       $6,835         $435
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.41%(d)     1.40%        1.61%        1.37%        1.20%        1.20%(d)
  Expenses, before waivers and
    reimbursements                              1.41%(d)     1.56%        1.61%        1.51%        1.43%        1.41%(d)
  Net investment loss                          (1.20)%(d)   (1.19)%(b)   (1.37)%      (1.10)%(b)    (.98)%(b)    (.69)%(b)(d)
Portfolio turnover rate                           37%          92%         129%         111%         113%         178%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


17


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein
Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>    AllianceBernstein Global Technology Portfolio


SEMI-ANNUAL REPORT




INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.




GLOBAL TECHNOLOGY PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        Beginning           Ending
                                      Account Value      Account Value    Expenses Paid       Annualized
Global Technology Portfolio          January 1, 2005     June 30, 2005    During Period*    Expense Ratio*
---------------------------          ---------------     -------------    --------------    --------------
Class A
Actual                                   $ 1,000          $   944.34          $ 4.39              0.91%
Hypothetical (5% return before
  expenses)                              $ 1,000          $ 1,020.28          $ 4.56              0.91%

Class B
Actual                                   $ 1,000          $   943.63          $ 5.59              1.16%
Hypothetical (5% return before
  expenses)                              $ 1,000          $ 1,019.04          $ 5.81              1.16%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


GLOBAL TECHNOLOGY PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                         U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Microsoft Corp.                                 $ 13,480,667           5.6%
Juniper Networks, Inc.                            11,752,764           4.9
HOYA Corp. (Japan)                                10,052,622           4.2
Google, Inc. Cl.A                                  9,883,440           4.1
EMC Corp.                                          9,756,900           4.1
QUALCOMM, Inc.                                     9,473,870           4.0
Intel Corp.                                        9,024,578           3.8
Dell, Inc.                                         8,773,196           3.7
SAP AG (ADR) (Germany)                             8,653,505           3.6
Marvell Technology Group Ltd. (Bermuda)            8,034,048           3.3
                                                 -----------        ------
                                                $ 98,885,590          41.3%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)
_______________________________________________________________________________

                                                                    PERCENT OF
SECTOR                                          U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Technology                                      $197,044,655          82.3%
Consumer Services                                 22,257,261           9.3
Utilities                                          6,134,369           2.6
Capital Goods                                      4,402,296           1.8
                                                ------------        ------
Total Investments*                               229,838,581          96.0
Cash and receivables, net of liabilities           9,468,732           4.0
                                                ------------        ------
Net Assets                                      $239,307,313         100.0%


*    Excludes short-term investments.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


GLOBAL TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-96.0%
TECHNOLOGY-82.3%
COMMUNICATION EQUIPMENT-12.6%
Cisco Systems, Inc. (a)                         132,400    $   2,530,164
Corning, Inc. (a)                               127,300        2,115,726
Juniper Networks, Inc. (a)                      466,750       11,752,764
Nokia Oyj (Finland)                             143,082        2,380,759
QUALCOMM, Inc.                                  287,000        9,473,870
ZTE Corp. (People's Republic of China)          613,400        1,829,144
                                                             ------------
                                                              30,082,427

COMPUTER HARDWARE/STORAGE/PERIPHERALS-13.6%
Apple Computer, Inc. (a)                        127,400        4,689,594
Dell, Inc. (a)                                  222,050        8,773,196
EMC Corp. (a)                                   711,663        9,756,900
International Business
  Machines Corp. (IBM)                           48,200        3,576,440
Network Appliance, Inc. (a)                     207,200        5,857,544
                                                             ------------
                                                              32,653,674

COMPUTER SERVICES-5.8%
Alliance Data Systems Corp. (a)                  68,200        2,766,192
Fiserv, Inc. (a)                                135,225        5,807,914
Infosys Technologies Ltd. (ADR) (India)          67,700        5,244,719
                                                             ------------
                                                              13,818,825

CONTRACT MANUFACTURING-1.1%
Hon Hai (Salomon Smith
  Barney) warrants expiring
  1/17/07 (Taiwan) (a)                          499,288        2,594,800

ELECTRONIC COMPONENTS-2.0%
AU Optronics Corp. (ADR) (Taiwan)               100,500        1,702,470
LG. Philips LCD Co., Ltd.
  (ADR) (South Korea) (a)                       130,700        2,987,802
                                                             ------------
                                                               4,690,272

INTERNET-8.1%
Fastweb (Italy) (a)                              36,300        1,565,282
Google, Inc. Cl.A (a)                            33,600        9,883,440
VeriSign, Inc. (a)                               51,600        1,484,016
Yahoo!, Inc. (a)                                188,000        6,514,200
                                                             ------------
                                                              19,446,938

SEMI-CONDUCTOR CAPITAL EQUIPMENT-1.0%
FormFactor, Inc. (a)                             23,300          615,586
KLA-Tencor Corp. (a)                             41,800        1,826,660
                                                             ------------
                                                               2,442,246

SEMI-CONDUCTOR COMPONENTS-15.0%
Broadcom Corp. Cl.A (a)                         130,900        4,648,259
Intel Corp.                                     346,300        9,024,578
Linear Technology Corp.                          78,100        2,865,489
Marvell Technology Group Ltd. (Bermuda) (a)     211,200        8,034,048
Powerchip Semiconductor Corp. (Taiwan)        1,773,000        1,235,662
Samsung Electronics Co., Ltd.
  (GDR) (South Korea) (b)                        13,418        3,206,817
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR) (Taiwan)                                327,837        2,989,877
United Microelectronics Corp.
  (ADR) (Taiwan) (a)                            979,900        4,027,389
                                                             ------------
                                                              36,032,119

SOFTWARE-17.0%
Amdocs Ltd. (Israel) (a)                         86,900        2,296,767
McAfee, Inc. (a)                                104,000        2,722,720
Mercury Interactive Corp. (a)                    67,800        2,600,808
Microsoft Corp.                                 542,700       13,480,667
NAVTEQ Corp. (a)                                 37,100        1,379,378
Oracle Corp. (a)                                569,650        7,519,380
SAP AG (ADR) (Germany)                          199,850        8,653,505
Symantec Corp. (a)                               88,700        1,928,338
                                                             ------------
                                                              40,581,563

MISCELLANEOUS-6.1%
Canon, Inc. (Japan)                              88,700        4,649,169
HOYA Corp. (Japan)                               87,500       10,052,622
                                                             ------------
                                                              14,701,791
                                                             ------------
                                                             197,044,655

CONSUMER SERVICES-9.3%
BROADCASTING & CABLE-4.1%
News Corp. Cl.A (a)                             153,100        2,477,158
Time Warner, Inc. (a)                           274,600        4,588,566
XM Satellite Radio Holdings, Inc. (a)            78,700        2,649,042
                                                             ------------
                                                               9,714,766


3


GLOBAL TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
CELLULAR COMMUNICATIONS-4.4%
02 PLC (United Kingdom)                         737,760    $   1,801,011
America Movil, S.A. de C.V.
  Series L (ADR) (Mexico)                        92,200        5,496,042
Nextel Communications, Inc. Cl.A (a)             63,700        2,058,147
Vodafone Group Plc (ADR) (United Kingdom)        48,683        1,183,971
                                                             ------------
                                                              10,539,171

TELECOMMUNICATION SERVICES-0.8%
InPhonic, Inc. (a)                               95,800        1,473,404
NeuStar, Inc. Cl.A (a)                           20,700          529,920
                                                             ------------
                                                               2,003,324
                                                             ------------
                                                              22,257,261

UTILITIES-2.6%
TELEPHONE UTILITY-2.6%
China Telecom Corp., Ltd.
  (People's Republic of
  China)                                      3,400,000        1,214,220
Sprint Corp.                                    196,100        4,920,149
                                                             ------------
                                                               6,134,369


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)    U.S. $ Value
-------------------------------------------------------------------------------
CAPITAL GOODS-1.8%
ELECTRICAL EQUIPMENT-0.3%
Funai Electric Co., Ltd. (Japan)                  8,300    $     846,831

MISCELLANEOUS-1.5%
NITTO DENKO Corp. (Japan)                        62,400        3,555,465
                                                             ------------
                                                               4,402,296

Total Common Stocks & Other Investments
  (cost $194,609,025)                                        229,838,581

SHORT-TERM INVESTMENT-2.8%
TIME DEPOSIT-2.8%
The Bank of New York
  2.063%, 7/01/05
  (cost $6,701,000)                             $ 6,701        6,701,000

TOTAL INVESTMENTS-98.8%
  (cost $201,310,025)                                        236,539,581
Other assets less liabilities-1.2%                             2,767,732

NET ASSETS-100%                                            $ 239,307,313


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of this security amounted to $3,206,817 or 1.3% of net assets.

     Glossary of Terms:

     ADR - American Depositary Receipt

     GDR - Global Depositary Receipt

     See Notes to Financial Statements.


4


GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $201,310,025)        $ 236,539,581
  Receivable for investment securities sold and foreign
    currency contracts                                               3,590,236
  Dividends and interest receivable                                    136,702
  Receivable for capital stock sold                                     51,496
  Total assets                                                     240,318,015

LIABILITIES
  Due to custodian                                                     104,252
  Payable for investment securities purchased                          470,800
  Advisory fee payable                                                 151,376
  Payable for capital stock redeemed                                   138,530
  Distribution fee payable                                              29,590
  Administrative fee payable                                             1,215
  Transfer agent fee payable                                                55
  Accrued expenses                                                     114,884
  Total liabilities                                                  1,010,702

NET ASSETS                                                       $ 239,307,313

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      16,730
  Additional paid-in capital                                       499,267,920
  Accumulated net investment loss                                     (571,162)
  Accumulated net realized loss on investment and foreign
    currency transactions                                         (294,630,489)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                     35,224,314
                                                                 $ 239,307,313

Class A Shares
  Net assets                                                     $  99,261,965
  Shares of capital stock outstanding                                6,884,719
  Net asset value per share                                      $       14.42

Class B Shares
  Net assets                                                     $ 140,045,348
  Shares of capital stock outstanding                                9,844,845
  Net asset value per share                                      $       14.23


See Notes to Financial Statements.


5


GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $52,510)           $     619,829
  Interest                                                              60,938
  Total investment income                                              680,767

EXPENSES
  Advisory fee                                                         920,836
  Distribution fee--Class B                                            179,630
  Custodian                                                             81,235
  Printing                                                              36,278
  Administrative                                                        36,250
  Audit                                                                 20,730
  Legal                                                                  5,602
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                         20,252
  Total expenses                                                     1,301,712
  Net investment loss                                                 (620,945)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                         18,130,214
    Foreign currency transactions                                      (96,584)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                    (33,707,227)
    Foreign currency denominated assets and liabilities                 (5,242)
  Net loss on investment and foreign currency transactions         (15,678,839)

NET DECREASE IN NET ASSETS FROM OPERATIONS                     $   (16,299,784)


See Notes to Financial Statements.


6


GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              Six Months Ended    Year Ended
                                               June 30, 2005     December 31,
                                                (unaudited)          2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment loss                          $    (620,945)    $  (1,051,924)
  Net realized gain on investment and
   foreign currency transactions                  18,033,630        23,383,403
  Net change in unrealized
    appreciation/depreciation of investments
    and foreign currency denominated assets
    and liabilities                              (33,712,469)      (11,132,030)
  Net increase (decrease) in net assets
    from operations                              (16,299,784)       11,199,449

CAPITAL STOCK TRANSACTIONS
  Net decrease                                   (26,259,510)      (46,778,798)
  Total decrease                                 (42,559,294)      (35,579,349)

NET ASSETS
  Beginning of period                            281,866,607       317,445,956
  End of period (including accumulated
    net investment loss and undistributed
    net investment income of ($571,162)
    and $49,783, respectively)                 $ 239,307,313     $ 281,866,607


See Notes to Financial Statements.


7


GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies
The AllianceBernstein Global Technology Portfolio (the "Portfolio"), formerly AllianceBernstein Technology Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Porfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


9


GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005 amounted to $374,354, of which $21,062 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: Distribution Plan
The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                 Purchases           Sales
                                               -------------     -------------
Investment securities (excluding U.S.
  government securities)                       $ 107,584,402     $ 136,721,080
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $  37,920,956
Gross unrealized depreciation                                       (2,691,400)
Net unrealized appreciation                                      $  35,229,556


1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Goverment securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


11


GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: Capital Stock
There are 1,000,000,000 share of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2005  December 31,  June 30, 2005   December 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              416,211     1,182,455   $   5,859,315   $  17,321,633
Shares redeemed       (1,205,405)   (2,487,001)    (17,033,330)    (35,151,097)
Net decrease            (789,194)   (1,304,546)  $ (11,174,015)  $ (17,829,464)

Class B
Shares sold              616,542     3,127,554   $   8,674,053   $  45,109,667
Shares redeemed       (1,694,758)   (5,255,261)    (23,759,548)    (74,059,001)
Net decrease          (1,078,216)   (2,127,707)  $ (15,085,495)  $ (28,949,334)


NOTE G: Risks Involved in Investing in the Portfolio
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                        $ (306,271,472)(a)
Unrealized appreciation/(depreciation)                          62,593,919(b)
Total accumulated earnings/(deficit)                        $ (243,677,553)

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $306,255,792 of which $112,714,185 expires in the year 2009, $172,308,210 expires in the year 2010, and $21,233,397 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, the Portfolio utilized capital loss carryforward of $12,126,307. Net capital losses and net foreign currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of Portfolio's next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, post October foreign currency losses of $15,680.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the tax character of dividends received.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE J: Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.


13


GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


14


GLOBAL TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                              Ended                        Year Ended December 31,
                                          June 30, 2005  ---------------------------------------------------------------
                                           (unaudited)       2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $15.27       $14.49       $10.05       $17.24       $24.95       $33.61

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.03)        (.03)(b)     (.11)        (.13)        (.12)        (.14)(b)
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.82)         .81         4.55        (7.06)       (5.92)       (6.40)
Net increase (decrease) in net asset
  value from operations                         (.85)         .78         4.44        (7.19)       (6.04)       (6.54)

LESS: DISTRIBUTIONS
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-        (.11)       (2.12)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-       (1.56)          -0-
Total distributions                               -0-          -0-          -0-          -0-       (1.67)       (2.12)
Net asset value, end of period                $14.42       $15.27       $14.49       $10.05       $17.24       $24.95

TOTAL RETURN
Total investment return based on
  net asset value (c)                          (5.57)%       5.38%       44.18%      (41.71)%     (25.23)%     (21.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $99,262     $117,145     $130,127      $93,369     $235,252     $343,601
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .91%(d)      .88%        1.11%        1.20%        1.08%        1.02%
  Expenses, before waivers and
    reimbursements                               .91%(d)     1.06%        1.11%        1.20%        1.08%        1.06%
  Net investment loss                           (.36)%(d)    (.22)%(b)    (.86)%      (1.01)%       (.64)%       (.38)%(b)
Portfolio turnover rate                           44%          86%          90%          68%          40%          61%


See footnote summary on page 16.


15


GLOBAL TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended                         Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $15.08       $14.35       $ 9.98       $17.15       $24.90       $33.61

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.04)        (.07)(b)     (.14)        (.16)        (.17)        (.21)(b)
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.81)         .80         4.51        (7.01)       (5.91)       (6.38)
Net increase (decrease) in net asset
  value from operations                         (.85)         .73         4.37        (7.17)       (6.08)       (6.59)

LESS: DISTRIBUTIONS
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-        (.11)       (2.12)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-       (1.56)          -0-
Total distributions                               -0-          -0-          -0-          -0-       (1.67)       (2.12)
Net asset value, end of period                $14.23       $15.08       $14.35       $ 9.98       $17.15       $24.90

TOTAL RETURN
Total investment return based on
  net asset value (c)                          (5.64)%       5.09%       43.79%      (41.81)%     (25.45)%     (21.68)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $140,045     $164,721     $187,319      $99,528     $179,076     $178,768
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.16%(d)     1.13%        1.37%        1.46%        1.33%        1.31%
  Expenses, before waivers and
    reimbursements                              1.16%(d)     1.31%        1.37%        1.46%        1.33%        1.33%
  Net investment loss                           (.61)%(d)    (.47)%(b)   (1.11)%      (1.27)%       (.92)%       (.66)%(b)
Portfolio turnover rate                           44%          86%          90%          68%          40%          61%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


16


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ALLIANCEBERNSTEIN
VARIABLE PRODUCTS SERIES FUND, INC.


SEMI-ANNUAL REPORT

JUNE 30, 2005


> ALLIANCEBERNSTEIN U.S. GOVERNMENT/HIGH GRADE PORTFOLIO


INVESTMENT PRODUCTS OFFERED
------------------------------
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED
------------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING        ENDING
U.S. GOVERNMENT/HIGH GRADE      ACCOUNT VALUE   ACCOUNT VALUE    EXPENSES PAID    ANNUALIZED
SECURITIES PORTFOLIO          JANUARY 1, 2005   JUNE 30, 2005    DURING PERIOD*  EXPENSE RATIO*
------------------------------------------------------------------------------------------------
CLASS A
Actual                             $1,000         $1,021,51          $3.56          0.71%
Hypothetical (5% return before
  expenses)                        $1,000         $1,021.27          $3.56          0.71%
CLASS B
Actual                             $1,000         $1,020.14          $4.81          0.96%
Hypothetical (5% return before
  expenses)                        $1,000         $1,020.03          $4.81          0.96%


* EXPENSES ARE EQUAL TO EACH CLASSES' ANNUALIZED EXPENSE RATIOS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).


1


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
SECURITY TYPE BREAKDOWN
June 30, 2005 (unaudited)


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


SECURITY TYPE                                   U.S. $ VALUE        PERCENT OF NET ASSETS
--------------------------------------------------------------------------------------------
Government/Agency Obligations                    $64,367,112                53.2%
Corporate Debt Obligations                        28,588,968                23.6
Commercial Mortgage Backed Securities             12,731,478                10.5
Asset Backed Securities                            8,048,071                 6.7
Non-Agency Collateralized Mortgage Obligations       766,019                 0.6
Sovereign Debt Obligation                            747,988                 0.6
                                                 -----------              ------
Total Investments*                               115,249,636                95.2
Cash and receivables, net of liabilities           5,743,288                 4.8
                                                 -----------              ------
Net Assets                                      $120,992,924               100.0%



*    Excludes short-term investments.


2


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                  PRINCIPAL
                                                     AMOUNT
                                                      (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT &
  GOVERNMENT
  SPONSORED AGENCY
  OBLIGATIONS-53.2%
FEDERAL AGENCIES-2.1%
Federal National Mortgage
  Association
  3.75%, 9/15/08                                     $ 1,455        $1,442,264
  3.875%, 11/17/08                                     1,085         1,077,286
                                                                  ------------
                                                                     2,519,550
                                                                  ------------
MORTGAGE
  PASS-THROUGHS-35.7%
Federal Gold Loan Mortgage
  Corp.
  6.00 %,TBA                                           1,745         1,787,534
Federal National Mortgage
  Association
  4.50%, TBA                                           7,430         7,395,168
  5.00%, TBA                                           4,550         4,550,000
  5.50%, TBA                                           9,525         9,693,038
  6.00%,11/01/16                                         447           462,375
  6.00%, TBA                                           7,840         8,036,000
  6.50%, 4/01/28-10/01/34                              2,277         2,357,998
  6.50%, TBA                                           4,465         4,619,882
Government National Mortgage
  Association
  5.00%, TBA                                           2,710         2,730,325
  6.00%, TBA                                           1,575         1,624,219
                                                                  ------------
                                                                    43,256,539
                                                                  ------------
U.S. TREASURY
  SECURITIES-15.4%
U.S. Treasury Bond
  5.375%, 2/15/31                                      3,585         4,230,300
U.S. Treasury Notes
  2.00%, 7/15/14 (TIPS)                                  377           388,112
  3.625%, 1/15/08 (TIPS)                               1,920         2,032,094
  3.75%, 3/31/07                                       8,680         8,693,221
  3.875%, 5/15/10                                      2,585         2,599,742
  4.00%, 2/15/15                                         375           376,333
  4.25%, 11/15/14                                        265           271,221
                                                                  ------------
                                                                    18,591,023
                                                                  ------------
Total U. S. Government &
  Government Sponsored
  Agency Obligations
  (cost $64,106,902)                                                64,367,112
                                                                  ------------
CORPORATE DEBT
  OBLIGATIONS-23.6%
AUTOMOTIVE-0.7%
Daimler Chrysler NA Holdings
  4.875%, 6/15/10                                        110           109,494
Ford Motor Co.
  6.375%, 2/01/29                                         95            73,247
  7.45%, 7/16/31                                          40            33,393
Ford Motor Credit Co.
  5.70%, 1/15/10                                          40            36,894
  7.00%, 10/01/13                                        125           119,935
  7.375%, 2/01/11                                        480           467,569
                                                                  ------------
                                                                       840,532
                                                                  ------------
BANKING-3.0%
Barclays Bank Plc (United
  Kingdom)
  8.55%, 9/29/49 (a) (b)                                 365           439,122
Chuo Mitsui Trust & Banking
  (Japan)
  5.506%, 12/15/49 (a) (b)                               125           122,803
Huntington National Bank
  4.375%, 1/15/10                                        250           250,243
JPMorgan Chase & Co.
  6.75%, 2/01/11                                         425           470,008
Mizuho Finance (Cayman Islands)
  8.375%, 12/29/49                                       385           420,998
RBS Capital Trust I pfd.
  4.709%, 12/29/49 (b)                                   570           562,353
RBS Capital Trust III
  5.512%, 9/29/49 (b)                                    530           550,465
Sanwa Bank Ltd.
  7.40%, 6/15/11                                         100           113,214
Suntrust Bank Series CD
  3.458%, 6/02/09 (c)                                    190           190,105
UFJ Finance Aruba AEC (Aruba)
  6.75%, 7/15/13                                         240           267,648
Wells Fargo Company
  4.20%, 1/15/10                                         195           194,897
                                                                  ------------
                                                                     3,581,856
                                                                  ------------
BROADCASTING/MEDIA-0.9%
News America, Inc.
  6.55%, 3/15/33                                         295           319,995
Time Warner Entertainment Co.
  8.375%, 3/15/23                                        470           600,936
WPP Finance (UK) Corp.
  (United Kingdom)
  5.875%, 6/15/14                                        175           185,021
                                                                  ------------
                                                                     1,105,952
                                                                  ------------
BUILDING/REAL ESTATE-0.1%
iStar Financial, Inc.
  5.15%, 3/01/12                                         125           123,543
                                                                  ------------
CABLE-1.1%
AT&T Broadband
  9.455%, 11/15/22                                       220           311,218
British Sky Broadcasting
  (United Kingdom)
  6.875%, 2/23/09                                        100           107,582
Comcast Cable Communications,
  Inc.
  6.875%, 6/15/09                                        250           272,329



3


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                  PRINCIPAL
                                                     AMOUNT
                                                      (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
Comcast Corp.
  5.30%, 1/15/14                                      $  220          $226,162
  5.50%, 3/15/11                                         275           286,915
Cox Communications, Inc.
  4.625%, 6/01/13                                        125           121,339
                                                                  ------------
                                                                     1,325,545
                                                                  ------------
COMMUNICATIONS-2.2%
British Telecom Plc (United
  Kingdom)
  8.375%, 12/15/10 (d)                                   450           532,794
Deutsche Telekom International
  Finance (Netherlands)
  8.00%, 6/15/10                                         150           173,840
SBC Communications, Inc.
  5.10%, 9/15/14                                         145           148,257
  5.875%, 2/01/12                                        410           438,280
Sprint Capital Corp.
  8.375%, 3/15/12                                        490           589,382
Telecom Italia Capital
  4.00%, 1/15/10 (a)                                     475           461,545
Telecom Italia Capital
  (Luxembourg)
  6.375%, 11/15/33                                       270           289,522
Verizon Global Funding Corp.
  7.75%, 12/01/30                                         35            45,194
                                                                  ------------
                                                                     2,678,814
                                                                  ------------
COMMUNICATIONS -
  MOBILE-1.1%
AT&T Wireless Services, Inc.
  8.75%, 3/01/31                                         385           539,631
Cingular Wireless LLC
  5.625%, 12/15/06                                       250           254,157
Telus Corp. (Canada)
  7.50%, 6/01/07                                         330           349,107
Verizon Global Funding Corp.

  7.375%, 9/01/12                                        175           204,486
                                                                  ------------
                                                                     1,347,381
                                                                  ------------
CONGLOMERATES/
  MISCELLANEOUS-0.3%
Hutchison Whampoa
  International Ltd. (Cayman
  Islands)
  7.45%, 11/24/33 (a)                                    285           335,327
                                                                  ------------
CONSUMER
  MANUFACTURING-0.1%
Fortune Brands, Inc.
  2.875%, 12/01/06                                       175           171,571
                                                                  ------------
ENERGY-1.5%
Amerada Hess Corp.
  6.65%, 8/15/11                                         425           467,678
  7.125%, 3/15/33                                        175           207,570
  7.875%, 10/01/29                                       300           379,051
Conoco, Inc.
  6.95%, 4/15/29                                         225           282,671
Enterprise Products Operations
  5.60%, 10/15/14                                        125           128,631
Valero Energy Corp.
  6.875%, 4/15/12                                        255           284,631
  7.50%, 4/15/32                                         105           129,604
                                                                  ------------

                                                                     1,879,836
                                                                  ------------
FINANCIAL-4.7%
American General Finance Corp.
  4.625%, 5/15/09                                        510           512,607
Berkshire Hathaway, Inc.
  4.20%, 12/15/10                                        270           268,081
Boeing Capital Corp.
  4.75%, 8/25/08                                         115           117,043
Capital One Bank
  6.50%, 6/13/13                                         215           236,550
CBA Capital Trust I pfd.
  5.805%, 12/31/49 (a)                                   235           248,966
CIT Group, Inc.
  3.49%, 5/18/07 (c)                                     210           210,376
  7.75%, 4/02/12                                         135           158,333
Citigroup, Inc.
  3.50%, 6/09/09 (c)                                     175           175,162
Countrywide Home Loans, Inc.
  4.00%, 3/22/11                                         330           318,260
Credit Suisse First Boston
  5.50%, 8/15/13                                         255           270,040
General Electric Capital Corp.
  4.00%, 2/17/09                                         645           637,706
  4.375%, 11/21/11                                        35            34,948
  6.75%, 3/15/32                                         440           542,955
Goldman Sachs Group, Inc.
  4.75%, 7/15/13                                         230           229,807
  5.125%, 1/15/15                                        165           168,061
Household Finance Corp.
  6.50%, 11/15/08                                        425           453,621
  7.00%, 5/15/12                                         195           221,204
MBNA Corp.
  4.625%, 9/15/08                                        290           293,952
Washington Mutual
  6.875%, 5/15/11                                        540           607,034
                                                                  ------------
                                                                     5,704,706
                                                                  ------------
FOOD/BEVERAGE-0.7%
Kraft Foods, Inc.
  4.125%, 11/12/09                                       540           535,418
  5.25%, 10/01/13                                        250           260,148
                                                                  ------------
                                                                       795,566
                                                                  ------------
HEALTHCARE-0.6%
Humana, Inc.
  6.30%, 8/01/18                                         215           235,079
WellPoint, Inc.
  3.75%, 12/14/07                                         80            78,970
  4.25%, 12/15/09                                        405           403,209
                                                                  ------------
                                                                       717,258
                                                                  ------------


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                  PRINCIPAL
                                                     AMOUNT
                                                      (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
INDUSTRIAL &
  COMMERCIAL
  SERVICES-0.4%
Tyco International Group, SA
  6.375%, 10/15/11                                    $  440          $483,254
                                                                  ------------
INSURANCE-1.8%
Assurant, Inc.
  5.625%, 2/15/14                                        220           231,531
Liberty Mutual Group
  5.75%, 3/15/14 (a)                                     195           196,306
Mangrove Bay Pass-Through
  Trust
  6.102%, 7/15/33 (a) (b)                                635           652,481
MetLife, Inc.
  5.00%, 11/24/13                                        225           228,871
Royal Sun & Alliance Insurance
  (United Kingdom)
  8.95%, 10/15/29                                        215           278,212
Willis Group N America
  5.125%, 7/15/10                                         50            50,109
Zurich Capital Trust I
  8.376%, 6/01/37 (a)                                    490           541,888
                                                                  ------------
                                                                     2,179,398
                                                                  ------------
METALS & MINING-0.1%
Ispat Inland ULC
  9.75%, 4/01/14                                          95           110,675
                                                                  ------------
PAPER/PACKAGING-0.7%
International Paper Co.
  5.30%, 4/01/15                                         300           300,879
Weyerhaeuser Co.
  5.95%, 11/01/08                                        175           183,219
  7.375%, 3/15/32                                        360           424,504
                                                                  ------------
                                                                       908,602
                                                                  ------------
PUBLIC UTILITIES -
  ELECTRIC & GAS-2.8%
Carolina Power & Light Co.
  6.50%, 7/15/12                                         335           369,792
Consumers Energy
  Series C
  4.25%, 4/15/08                                         130           129,831
Duke Capital LLC
  8.00%, 10/01/19                                        250           309,411
First Energy Corp.
  Series B
  6.45%, 11/15/11                                        130           142,041
  Series C
  7.375%, 11/15/31                                       450           550,070
MidAmerican Energy Holdings
  Co.
  5.875%, 10/01/12                                       195           207,132
NiSource Finance Corp.
  7.875%, 11/15/10                                       190           218,323
Pacific Gas & Electric
  6.05%, 3/01/34                                         355           391,242
Progress Energy, Inc.
  7.10%, 3/01/11                                         185           206,084
Public Service Company of
  Colorado
  7.875%, 10/01/12                                       200           241,770
Southern California Edison
  5.00%, 1/15/16                                          40            40,940
TXU Australia LP (Australia)
  6.15%, 11/15/13 (a)                                    235           256,717
Union Electric Co.
  5.10%, 10/01/19                                         90            91,878
Xcel Energy, Inc.
  7.00%, 12/01/10                                        260           289,247
                                                                  ------------
                                                                     3,444,478
                                                                  ------------
PUBLISHING-0.1%
Donnelley (R.R.) & Sons
  5.50%, 5/15/15 (a)                                      90            91,364
SERVICE-0.3%
Republic Services, Inc.
  6.086%, 3/15/35 (a)                                    100           105,635
Waste Management, Inc.
  6.875%, 5/15/09                                        205           221,941
                                                                  ------------
                                                                       327,576
                                                                  ------------
SUPERMARKETS &
  DRUGS-0.2%
Safeway, Inc.
  6.50%, 3/01/11                                         175           189,143
                                                                  ------------
TECHNOLOGY-0.2%
IBM Corp.
  4.375%, 6/01/09                                         90            90,977
Motorola, Inc.
  7.625%, 11/15/10                                       136           155,614
                                                                  ------------
                                                                       246,591
                                                                  ------------
Total Corporate Debt Obligations
  (cost $27,218,644)                                                28,588,968
                                                                  ------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES-10.5%
Banc of America Commercial
  Mortgage, Inc.
  Series 2004-1 Cl.A2
  4.037%, 11/10/39                                       495           488,486
  Series 2004-1 Cl.A4
  4.76%, 11/10/39                                        645           653,696
  Series 2004-3 Cl.A5
  5.482%, 6/10/39 (b)                                    675           716,135
  Series 2004-4 Cl.A3
  4.128%, 7/10/42                                        410           407,823
  Series 2004-6 Cl.A2
  4.161%, 12/10/42                                       525           521,514
  Series 2005-1 Cl.A3
  4.877%, 11/10/42                                       535           546,658
Bear Stearns Commercial
  Mortgage Securities
  Series 2005-PWR7 A3
  5.116%, 2/11/41 (b)                                    505           526,311
  Series 2005-T18 Cl.A4
  5.15%, 2/13/42 (b)                                     530           544,427


5


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                  PRINCIPAL
                                                     AMOUNT
                                                      (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
CS First Boston Mortgage
  Securities Corp.
  Series 2003-CK2 Cl.A2
  3.861%, 3/15/36                                     $  360          $357,458
  Series 2004-C5 Cl.A2
  4.183%, 11/15/37                                       440           437,096
  Series 2005-C1 Cl.A4
  5.014%, 2/15/38 (b)                                    450           464,607
GE Capital Commercial
  Mortgage Corp.
  Series 2004-C3 Cl.A4
  5.189%, 7/10/39 (b)                                    470           489,458
Greenwich Capital Commercial
  Funding Corp.
  Series 2003-C1 Cl.A4
  4.111%, 7/05/35                                        450           439,809
  Series 2005-GG3 Cl.A2
  4.305%, 8/10/42 (b)                                    530           529,842
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  Series 2004-C1 Cl.A2
  4.302%, 1/15/38                                         95            94,444
  Series 2005-LDP1 Cl.A2
  4.625%, 3/15/46 (b)                                    535           540,730
  Series 2005-LDP1 Cl.A4
  5.038%, 3/15/46                                        550           568,436
LB-UBS Commercial Mortgage
  Trust
  Series 2004-C7 Cl.A2
  3.992%, 10/15/29                                       385           380,422
  Series 2004-C8 Cl.A2
  4.201%, 12/15/29                                       420           418,328
  Series 2005-C1 Cl.A4
  4.742%, 2/15/30                                        365           370,143
Merrill Lynch Mortgage Trust
  Series 2004-Key2 Cl.A2
  4.166%, 8/12/39                                        350           347,368
  Series 2005-MKB2 Cl.A2
  4.806%, 9/12/42                                        655           666,417
Morgan Stanley Capital I
  Series 2004-T13 Cl.A2
  3.94%, 9/13/45                                         690           678,270
  Series 2005-HQ5 Cl.A4
  5.168%, 1/14/42                                        840           877,673
  Series 2005-T17 C1.A5
  4.78%, 12/13/41                                        655           665,927
                                                                  ------------
Total Commercial Mortgage
  Backed Securities
  (cost $12,528,773)                                                12,731,478
                                                                  ------------
ASSET-BACKED
  SECURITIES-6.7%
Aegis Asset Backed Securities
  Trust
  Series 2004-3 Cl.A2A
  3.514%, 9/25/34 (c)                                    393           392,558
American Express Credit
  Account Master Trust
  Series 2005-1 Cl.A
  3.25%, 10/15/12 (c)                                    320           319,600
Asset Backed Funding
  Certificates
  Series 2003-WF1 Cl.A2
  3.84%, 12/25/32 (c)                                    359           361,409
Bank One Issuance Trust
  Series 2004-A4 Cl.A4
  3.26%, 2/16/10 (c)                                     400           400,286
Bear Stearns Asset Backed
  Securities, Inc.
  Series 2005-SD1 Cl.1A1
  2.71%, 3/25/35 (c)                                     276           276,358
Capital Auto Receivables Asset
  Trust
  Series 2005-SN1A Cl.A3A
  4.10%, 6/15/08                                         465           465,219
Centex Home Equity
  Series 2003-C Cl.AV
  3.614%, 9/25/33 (c)                                     99            98,825
Citibank Credit Card Issuance
  Trust
  Series 2004 Cl.A8
  4.90%, 12/12/16                                        735           756,131
Citibank OMNI - S Master Trust
  Series 1996-5 Cl.A
  3.45%, 12/16/11 (a) (c)                                605           605,944
Discover Card Master Trust I
  Series 2004-1 Cl.A
  3.25%, 4/16/10 (c)                                     460           459,465
Equity One ABS, Inc.
  Series 2004-3 Cl.AF1
  3.474%, 7/25/34 (c)                                    134           134,004
MBNA Credit Card Master
  Note Trust
  Series 2001-A5 Cl.A5
  3.43%, 3/15/11 (b)                                   1,195         1,202,483
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2004-SL1 Cl.A
  3.574%, 4/25/35 (b)                                     61            60,813
Morgan Stanley ABS Capital I
  Series 2004-HE4 Cl.A3
  3.514%, 5/25/34 (b)                                    203           202,628
  Series 2005-WMC1 Cl.A2A
  3.414%, 1/25/35 (b)                                    325           325,066
Novastar Home Equity Loan
  Series 2001-1 A1
  3.594%, 7/25/31 (e)                                    290           290,292
RAAC Series
  Series 2004-SP1 Cl.AI1
  3.494%, 6/25/13 (c)                                     78            78,382


6


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                  PRINCIPAL
                                                     AMOUNT
                                                      (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
Residential Asset Mortgage
  Products, Inc.
  Series 2004-RS2 Cl.AI1
  3.444%, 1/25/24 (c)                                 $   13           $12,947
  Series 2004-RS6 Cl.AI1
  3.464%, 8/25/22 (c)                                     74            73,750
  Series 2005-RS1 Cl.AII1
  3.424%, 1/25/35(c)                                     444           443,509
Residential Asset Securities Corp.
  Series 2004-KS7 Cl.A2
  3.684%, 11/25/32 (c)                                   189           189,383
  Series 2004-KS7 Cl.AI1
  3.464%, 10/25/21 (c)                                   133           132,751
Residential Funding Mortgage
  Securities II
  Series 2004-HS2 Cl.AI1
  3.464%, 12/25/18 (c)                                   117           117,249
SLM Student Loan Trust
  Series 2003-C Cl.A1
  3.11%, 9/15/16 (c)                                     400           400,722
Structured Asset Investment
  Loan Trust
  Series 2004-5 Cl.A2
  3.494%, 5/25/34 (c)                                    248           248,297
                                                                  ------------
Total Asset Backed Securities
  (cost $8,027,924)                                                  8,048,071
                                                                  ------------
NON-AGENCY
  COLLATERALIZED
  MORTGAGE
  OBLIGATIONS-0.6%
Countrywide Home Loans
  Series 2003-49 Cl.A1
  1.642%, 12/19/33 (c)                                    98            97,422
Deutsche Mortgage Securities, Inc.
  Series 2004-4 Cl.1A1
  3.524%, 4/25/34 (c)                                     21            20,773
Residential Funding Mortgage
  Securities II
  Series 2005-HI2 Cl. A3
  4.46%, 5/25/35                                         225           225,041
Washington Mutual
  Series 2005-AR2 Cl.2A22
  3.534%, 2/25/35 (c)                                    423           422,783
                                                                  ------------
Total Non-Agency Collateralized
  Mortgage Obligations
  (cost $766,192)                                                      766,019
                                                                  ------------
SOVEREIGN DEBT
  OBLIGATIONS-0.6%
Russian Federation
  5.00%, 3/31/30 (e)
  (cost $689,915)                                        670           747,988
                                                                  ------------
SHORT-TERM
  INVESTMENTS-37.9%
TIME DEPOSIT-3.6 %
The Bank of New York
  2.063% 07/01/05                                      4,370         4,370,000
                                                                  ------------
FEDERAL AGENCIES-34.3%
Federal Home Loan Bank
  0.00%, 8/11/05                                      25,510        25,415,282
Federal Home Loan Mortgage
  Corp.
  0.00%, 7/14/05-8/31/05                              16,120        16,045,752
                                                                  ------------
                                                                    41,461,034
                                                                  ------------
Total Short-Term Investments
  (cost $45,839,644)                                                45,831,034
                                                                  ------------
TOTAL INVESTMENTS-133.1%
  (cost $159,177,994)                                              161,080,670
Other assets less
  liabilities-(33.1%)                                              (40,087,746)
                                                                  ------------
NET ASSETS-100%                                                   $120,992,924
                                                                  ============


(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $ 4,058,098 or 3.4 % of net assets.

(b)  Variable rate coupon, rate shown as of June 30, 2005.

(c) Floating rate security. Stated interest rate was in effect at June 30, 2005.

(d) The coupon on this security varies along with its rating. For each rating downgrade by either Moody's or Standard & Poor's, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.125%. The security is currently rated Baa1/A-.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2005.

     Glossary of Terms:

     TBA - To Be Assigned-Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

     TIPS - Treasury Inflation Protected Security

     See Notes to Financial Statements.


7


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $159,177,994)         $161,080,670
  Cash                                                                   1,774
  Receivable for investment securities sold                         11,847,746
  Interest receivable                                                  784,398
  Receivable for capital stock sold                                      1,089
                                                                  ------------
  Total assets                                                     173,715,677
                                                                  ------------
LIABILITIES
  Payable for investment securities purchased                       52,479,441
  Payable for capital stock redeemed                                    56,518
  Advisory fee payable                                                  44,800
  Distribution fee payable                                               5,395
  Administrative fee payable                                             1,216
  Transfer agent fee payable                                                59
  Accrued expenses                                                     135,324
                                                                  ------------
  Total liabilities                                                 52,722,753
                                                                  ------------
NET ASSETS                                                        $120,992,924
                                                                  ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                                $10,234
  Additional paid-in capital                                       116,923,254
  Undistributed net investment income                                1,836,059
  Accumulated net realized gain on investment transactions             320,701
  Net unrealized appreciation of investments                         1,902,676
                                                                  ------------
                                                                  $120,992,924
                                                                  ============
CLASS A SHARES
  Net assets                                                       $94,735,462
                                                                  ============
  Shares of capital stock outstanding                                8,000,222
                                                                  ============
  Net asset value per share                                             $11.84
                                                                  ============
CLASS B SHARES
  Net assets                                                       $26,257,462
                                                                  ============
  Shares of capital stock outstanding                                2,234,255
                                                                  ============
  Net asset value per share                                             $11.75
                                                                  ============


See Notes to Financial Statements.


8


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                          $2,325,199
                                                                  ------------
EXPENSES
  Advisory fee                                                         277,174
  Distribution fee--Class B                                             32,120
  Custodian                                                             78,192
  Administrative                                                        36,250
  Audit                                                                 20,730
  Printing                                                              16,578
  Legal                                                                  2,644

  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                          3,714
                                                                  ------------
  Total expenses                                                       468,301
                                                                  ------------
  Net investment income                                              1,856,898
                                                                  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                         389,152
  Net change in unrealized appreciation/depreciation
   of investments                                                      280,651
                                                                  ------------
  Net gain on investment transactions                                  669,803
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,526,701
                                                                  ============


See Notes to Financial Statements.


9


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                SIX MONTHS ENDED    YEAR ENDED
                                                  JUNE 30, 2005    DECEMBER 31,
                                                   (UNAUDITED)         2004
                                               ===============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $1,856,898      $3,304,692
  Net realized gain on investment transactions         389,152       3,528,992
  Net change in unrealized appreciation/
    depreciation of investments                        280,651      (1,779,525)
                                               ---------------   -------------
  Net increase in net assets from operations         2,526,701       5,054,159
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (2,754,338)     (3,152,959)
    Class B                                           (705,193)       (649,285)
  Net realized gain on investment transactions
    Class A                                         (2,609,373)     (3,170,573)
    Class B                                           (726,434)       (695,663)
CAPITAL STOCK TRANSACTIONS
  Net decrease                                      (3,025,461)    (20,274,658)
                                               ---------------   -------------
  Total decrease                                    (7,294,098)    (22,888,979)
NET ASSETS
  Beginning of period                              128,287,022     151,176,001
                                               ---------------   -------------
  End of period (including undistributed net
    investment income of $1,836,059 and
    $3,438,692, respectively)                     $120,992,924    $128,287,022
                                               ===============   ==============


See Notes to Financial Statements.


10


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein U.S. Government/High Grade Securities Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek high current income consistent with preservation of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.


11


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .60% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                  PURCHASES           SALES
                                               ===============   ==============
Investment securities (excluding U.S.
  government securities)                           $25,591,823     $19,218,088
U.S. government securities                         331,371,455     338,307,595

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                       $2,190,866
Gross unrealized depreciation                                         (288,190)
Net unrealized appreciation                                         $1,902,676

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


13


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                        AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2005  DECEMBER 31,  JUNE 30, 2005   DECEMBER 31,
                      (UNAUDITED)       2004       (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              191,551       239,148      $2,345,614      $2,928,780
Shares issued in
  reinvestment
  of dividends and
  distributions          453,783       540,011       5,363,710       6,323,532
Shares redeemed         (992,981)   (2,721,343)    (12,163,738)    (33,760,737)
                     ------------  ------------  --------------  --------------
Net decrease            (347,647)   (1,942,184)    $(4,454,414)   $(24,508,425)
                     ============  ============  ==============  ==============

CLASS B
Shares sold              249,585       712,222      $3,042,374      $8,734,874
Shares issued in
  reinvestment
  of dividends and
  distributions          122,048       115,645       1,431,628       1,344,947
Shares redeemed         (250,491)     (478,061)     (3,045,049)     (5,846,054)
                     ------------  ------------  --------------  --------------
Net increase             121,142       349,806      $1,428,953      $4,233,767
                     ============  ============  ==============  ==============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE I: DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                       2004            2003
                                                    ==========      ==========
Distributions paid from:
  Ordinary income                                   $6,121,986      $6,475,252
Net long-term capital gains                          1,546,494          61,109
                                                    ----------      ----------
Total taxable distributions                          7,668,480       6,536,361
                                                    ----------      ----------
Total distributions paid                            $7,668,480      $6,536,361
                                                    ==========      ==========


As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                    $5,123,322
Undistributed long-term capital gains                             1,607,841
Accumulated capital and other losses                                     -0-(a)
Unrealized appreciation/(depreciation)                            1,596,910(b)
Total accumulated earnings/(deficit)                             $8,328,073

(a) During the current fiscal year, $59,901 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.


15



U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. Alliancebernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and


16


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.


Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


17


U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Class A
                                            -----------------------------------------------------------------
                                             Six Months
                                               Ended                        Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001(A)      2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.28       $12.56       $12.54       $12.00       $11.68       $11.18
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .19          .32(c)       .26          .42          .57          .67
Net realized and unrealized gain on
  investment transactions                        .07          .12          .23          .49          .33          .52
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net increase in net asset value from
  operations                                     .26          .44          .49          .91          .90         1.19
                                            -----------  -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.36)        (.36)        (.37)        (.37)        (.58)        (.69)
Distributions from net realized gain on
  investment transactions                       (.34)        (.36)        (.10)          -0-          -0-          -0-
                                            -----------  -----------  -----------  -----------  -----------  -----------
Total dividends and distributions               (.70)        (.72)        (.47)        (.37)        (.58)        (.69)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                $11.84       $12.28       $12.56       $12.54       $12.00       $11.68
                                            ===========  ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on
net asset value (d)                             2.15%        3.77%        3.88%        7.79%        7.88%       11.08%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $94,736     $102,543     $129,194     $164,265     $104,635      $58,170
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .71%(e)      .68%         .77%         .82%         .89%         .95%
  Expenses, before waivers and
    reimbursements                               .71%(e)      .78%         .77%         .82%         .89%         .95%
  Net investment income                         3.07%(e)     2.46%(c)     2.10%        3.49%        4.86%        5.95%
Portfolio turnover rate                          322%         662%         748%         551%         259%         236%



See footnote summary on page 19.


18


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                     Class B
                                            -----------------------------------------------------------------
                                             Six Months
                                               Ended                        Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001(A)      2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.18       $12.47       $12.47       $11.94       $11.64       $11.16
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .17          .28(c)       .24          .39          .55          .63
Net realized and unrealized gain on
  investment transactions                        .07          .13          .21          .49          .31          .53
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net increase in net asset value from
  operations                                     .24          .41          .45          .88          .86         1.16
                                            -----------  -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income.           (.33)        (.34)        (.35)        (.35)        (.56)        (.68)
Distributions from net realized gain on
  investment transactions                       (.34)        (.36)        (.10)          -0-          -0-          -0-
                                            -----------  -----------  -----------  -----------  -----------  -----------
Total dividends and distributions               (.67)        (.70)        (.45)        (.35)        (.56)        (.68)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                $11.75       $12.18       $12.47       $12.47       $11.94       $11.64
                                            ===========  ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on
  net asset value (d)                           2.01%        3.52%        3.61%        7.54%        7.60%       10.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $26,257      $25,744      $21,982      $10,602       $7,031       $3,627
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .96%(e)      .93%        1.03%        1.07%        1.14%        1.20%
  Expenses, before waivers and
    reimbursements                               .96%(e)     1.03%        1.03%        1.07%        1.14%        1.20%
  Net investment income                         2.82%(e)     2.19%(c)     1.89%        3.25%        4.61%        5.67%
Portfolio turnover rate                          322%         662%         748%         551%         259%         236%


(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.03 and $.03, increase net realized and unrealized gain on investments per share by $.03 and $.03, and decrease the ratio of net investment income to average net assets from 5.11% to 4.86% and 4.86% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


19


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management



AllianceBernstein
Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>    AllianceBernstein Worldwide Privatization Portfolio


SEMI-ANNUAL REPORT




INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.




WORLDWIDE PRIVATIZATION PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   Beginning            Ending
                                               Account Value     Account Value     Expenses Paid        Annualized
Worldwide Privatization Portfolio            January 1, 2005     June 30, 2005    During Period*    Expense Ratio*
---------------------------------            ---------------     -------------    --------------    --------------
Class A
Actual                                            $1,000           $1,021.67          $ 7.07              1.41%
Hypothetical (5% return before expenses)          $1,000           $1,017.80          $ 7.05              1.41%

Class B
Actual                                            $1,000           $1,020.39          $ 8.32              1.66%
Hypothetical (5% return before expenses)          $1,000           $1,016.56          $ 8.30              1.66%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


WORLDWIDE PRIVATIZATION PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                         U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Kookmin Bank (Common & ADR)                     $  1,465,477           2.5%
Mitsubishi Tokyo Financial Group, Inc.             1,348,737           2.3
BAE Systems Plc                                    1,341,176           2.3
Veolia Environnement                               1,204,578           2.0
America Movil, SA de CV Series L (ADR)             1,186,240           2.0
ING Groep NV                                       1,159,400           2.0
Total, SA                                          1,129,503           1.9
National Grid Transco Plc                          1,119,728           1.9
Japan Tobacco, Inc.                                1,050,245           1.8
Renault, SA                                        1,049,594           1.8
                                                ------------         ------
                                                $ 12,054,678          20.5%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)
_______________________________________________________________________________

                                                                    PERCENT OF
SECTOR                                          U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Finance                                         $ 14,403,098          24.5%
Utilities                                         10,866,453          18.5
Energy                                             7,091,674          12.1
Consumer Services                                  6,626,025          11.3
Technology                                         4,498,643           7.7
Basic Industry                                     3,278,977           5.6
Healthcare                                         2,683,315           4.6
Transportation                                     2,352,477           4.0
Consumer Staples                                   1,780,236           3.0
Consumer Manufacturing                             1,468,541           2.5
Aerospace & Defense                                1,341,175           2.3
Multi-Industry Companies                             603,595           1.0
Capital Goods                                        234,608           0.4
                                                ------------         ------
Total Investments*                                57,228,817          97.5
Cash and receivables, net of liabilities           1,495,456           2.5
                                                ------------         ------
Net Assets                                      $ 58,724,273         100.0%


*    Excludes short-term investments.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


WORLDWIDE PRIVATIZATION PORTFOLIO
COUNTRY DIVERSIFICATION
June 30, 2005  (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COUNTRY                                         U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
United Kingdom                                  $  6,614,760          11.3%
France                                             6,244,760          10.6
Japan                                              5,948,763          10.1
Brazil                                             3,414,535           5.8
Spain                                              3,395,869           5.8
Taiwan                                             2,794,117           4.8
Germany                                            2,516,443           4.3
South Korea                                        2,288,522           3.9
Russia                                             2,078,398           3.5
Peoples Republic of China                          2,066,089           3.5
Mexico                                             2,014,445           3.4
South Africa                                       1,967,206           3.4
India                                              1,782,704           3.0
Finland                                            1,773,557           3.0
Italy                                              1,427,153           2.4
Norway                                             1,226,693           2.1
Netherlands                                        1,159,400           2.0
Australia                                          1,118,098           1.9
Turkey                                               856,995           1.5
Greece                                               742,662           1.3
Hungary                                              678,582           1.2
Israel                                               657,156           1.1
Luxembourg                                           555,331           1.0
Other*                                             3,906,579           6.6
                                                ------------         ------
Total Investments**                               57,228,817          97.5
Cash and receivables, net of liabilities           1,495,456           2.5
                                                ------------         ------
Net Assets                                      $ 58,724,273         100.0%


* The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Austria, Chile, Egypt, Indonesia, Peru, Philippines, Poland, Singapore, Sweden, Switzerland and Thailand.

**   Excludes short-term investments.


3


WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-97.5%
AUSTRALIA-1.9%
CSL Ltd.                                         31,027         $793,516
Telestra Corp., Ltd.                             84,390          324,582
                                                             ------------
                                                               1,118,098

AUSTRIA-0.8%
Erste Bank der Oesterreichischen
  Sparkassen AG                                   9,735          486,477

BRAZIL-5.8%
Cia Siderurgica Nacional, SA (ADR)                8,200          132,430
Companhia Energetica de Minas Gerais (ADR)        5,700          181,545
Companhia Vale do Rio Doce (ADR)                 31,300          869,516
CPFL Energia, SA (ADR) (a)                        2,000           47,400
Itausa-Investimentos Itau, SA pfd. (a)          421,732          917,515
Petroleo Brasilerio, SA (ADR)                    21,500          989,860
Telesp Celular Participacoes, SA (ADR) (a)       64,700          276,269
                                                             ------------
                                                               3,414,535

CHILE-0.1%
Enersis, SA (ADR)                                 6,000           62,640

EGYPT-0.9%
Egyptian Co. for Mobile Services                 11,918          374,645
Orascom Telecom Holding SAE (GDR)                 3,557          180,368
                                                             ------------
                                                                 555,013

FINLAND-3.0%
Fortum Oyj                                       27,791          445,617
Neste Oil Oyj (a)                                11,113          287,797
Sampo Oyj                                        32,393          504,451
TietoEnator Oyj                                  17,650          535,692
                                                             ------------
                                                               1,773,557

FRANCE-10.6%
BNP Paribas, SA                                  10,600          723,980
France Telecom, SA                               35,500        1,033,125
Renault, SA                                      11,950        1,049,594
Sanofi-Aventis                                   10,866          889,905
Societe des Autoroutes Paris-Rhin-Rhone           3,611          214,075
Total, SA                                         4,827        1,129,503
Veolia Environnement                             32,180        1,204,578
                                                             ------------
                                                               6,244,760

GERMANY-4.3%
Deutsche Postbank AG                              5,905          289,059
Deutsche Telekom AG                              19,836          365,463
Fraport AG                                       14,790          624,309
Premiere AG (a)                                  14,212          490,164
Rhon-Klinikum AG                                  4,336          301,073
SAP AG                                            2,575          446,375
                                                             ------------
                                                               2,516,443

GREECE-1.3%
Greek Organization of Football Prognostics       16,548          478,086
Public Power Corp.                               10,617          264,576
                                                             ------------
                                                                 742,662

HUNGARY-1.2%
OTP Bank Rt.                                     20,054          678,582

INDIA-3.0%
Icici Bank Ltd.                                  36,743          354,683
Industrial Development Bank of India            208,280          488,900
Oil & Natural Gas, Corp.                         19,462          455,693
Punjab National Bank Ltd.                         7,391           64,481
Tata Motors Ltd.                                 42,962          418,947
                                                             ------------
                                                               1,782,704

INDONESIA-0.6%
Telekomunikasi Indonesia                        668,000          345,262

ISRAEL-1.1%
Bank Hapoalim Ltd.                              209,200          657,156

ITALY-2.4%
Eni S.p.A.                                       33,588          863,035
Fastweb (a)                                       7,206          310,728
Terna SpA                                        97,885          253,390
                                                             ------------
                                                               1,427,153

JAPAN-10.1%
East Japan Railway Co.                              184          943,585
Electric Power Development Co., Ltd.             15,700          452,442
Japan Airlines System Corp.                      74,000          199,015
Japan Tobacco, Inc.                                  79        1,050,245
Mitsubishi Tokyo Financial Group, Inc.              160        1,348,737
Nippon Telegraph & Telephone Corp.                  127          543,048
Nomura Holdings, Inc.                            68,000          807,882
NTT Urban Development Corp.                          49          200,116
Sankyo Co., Ltd.                                 21,100          403,693
                                                             ------------
                                                               5,948,763


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
LUXEMBOURG-1.0%
SES Global                                       37,925    $     555,331

MEXICO-3.4%
America Movil, SA de CV Series L (ADR)           19,900        1,186,240
Grupo Aeroportuario del Sureste,
  SA de CV Series B (ADR)                         3,100           98,735
Grupo Financiero Banorte SA de CV Cl.B           27,000          178,370
Telefonos de Mexico, SA de CV Cl.L (ADR)         12,800          241,792
Urbi, Desarrollos Urbanos, SA de C.V. (a)        56,200          309,308
                                                             ------------
                                                               2,014,445

NETHERLANDS-2.0%
ING Groep NV                                     41,249        1,159,400

NORWAY-2.1%
DNB NOR ASA                                      42,500          442,001
Norsk Hydro ASA                                   8,632          784,692
                                                             ------------
                                                               1,226,693

PEOPLES REPUBLIC OF CHINA-3.5%
China Petroleum and Chemical
  Corp. (Sinopec)                             1,114,000          434,227
China Shenhua Energy Co., Ltd. (a)              544,000          525,029
China Telecommunication Corp.                 1,606,000          573,539
CNOOC Ltd.                                      526,000          311,733
Sinotrans Ltd.                                  713,000          221,561
                                                             ------------
                                                               2,066,089

PERU-0.4%
Explosivios, SA Cl.C (b)                        302,896          234,608

PHILIPPINES-0.5%
Philippine Long Distance Telephone               10,740          312,010

POLAND-0.5%
Polski Koncern Naftowy Orlen, SA                 19,700          297,167

RUSSIA-3.5%
AFK Sistema (GDR) (c)                            20,144          330,362
AO VimpelCom (ADR) (a)                           15,300          520,659
JSC MMC Norilsk Nickel (ADR)                      4,981          301,849
Lukoil Holdings (ADR)                             8,648          318,073
Mechel Steel Group OAO                           10,800          274,320
Mobile Telesystems (ADR)                          9,900          333,135
                                                             ------------
                                                               2,078,398

SINGAPORE-0.9%
DBS Group Holdings Ltd.                          31,172          263,734
Singapore Airlines Ltd.                          39,000          258,688
                                                             ------------
                                                                 522,422

SOUTH AFRICA-3.4%
Anglogold Ashanti Ltd. (ADR)                     11,803          421,721
FirstRand Ltd.                                  273,021          568,543
MTN Group Ltd.                                  106,753          707,940
Telkom South Africa Ltd.                         16,722          269,002
                                                             ------------
                                                               1,967,206

SOUTH KOREA-3.9%
Kookmin Bank (a)                                 15,570          702,696
Kookmin Bank (ADR)                               16,735          762,781
KT Freetel Co., Ltd.                             12,630          291,003
POSCO                                             3,055          532,042
                                                             ------------
                                                               2,288,522

SPAIN-5.8%
Altadis, SA                                      17,147          717,376
Amadeus Global Travel Distribution, SA           38,928          340,112
Banco Bilbao Vizcaya Argentaria, SA              67,017        1,029,705
Indra Sistemas, SA                               16,904          333,945
Red Electrica de Espana                          14,282          394,827
Telefonica, SA                                   35,547          579,904
                                                             ------------
                                                               3,395,869

SWEDEN-0.5%
Eniro AB                                         23,598          268,031

SWITZERLAND-0.5%
Roche Holding AG                                  2,339          295,128

TAIWAN-4.8%
Advanced Semiconductor
  Engineering, Inc. (a)                         440,000          327,207
Cathay Financial Holding Co., Ltd.               99,000          198,805
Cathay Financial Holding Co.,
  Ltd. (GDR) (a)                                 31,259          630,807
Chunghwa Telecom Co., Ltd. (ADR)                 28,500          610,755
Taiwan Semiconductor Co.                        442,503          770,386
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)                                          28,087          256,157
                                                             ------------
                                                               2,794,117

THAILAND-0.9%
Airports of Thailand                            176,500          191,788
PTT Public Co., Ltd.                             63,700          336,033
                                                             ------------
                                                                 527,821

TURKEY-1.5%
Petkim Petrokimya Holding (a)                    50,727          222,070
Turkiye Is Bankasi                              109,667          634,925
                                                             ------------
                                                                 856,995


5


WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
UNITED KINGDOM-11.3%
02 Plc                                          376,370    $     918,790
Associated British Ports Holding Plc             28,420          250,213
BAE Systems Plc                                 261,764        1,341,176
BP p.l.c. (ADR)                                  42,140          438,243
British Airways Plc (a)                         111,178          521,653
British American Tobacco Plc                        655           12,615
Capita Group Plc                                 60,518          397,909
Centrica Plc                                    140,609          582,259
National Grid Transco Plc                       115,853        1,119,728
Tesco Plc                                        73,788          420,372
Vodafone Group Plc                              204,985          498,371
Wolfson Microelectronics Plc (a)                 40,779          113,431
                                                             ------------
                                                               6,614,760

Total Common & Preferred Stocks
  (cost $42,661,538)                                          57,228,817


                                              Principal
                                                 Amount
Company                                            (000)    U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -1.7%
TIME DEPOSIT-1.7%
The Bank of New York
  2.063% 07/01/05
  (cost $1,002,000)                           $   1,002    $   1,002,000

TOTAL INVESTMENTS-99.2%
  (cost $43,663,538)                                          58,230,817
Other assets less liabilities-0.8%                               493,456

NET ASSETS-100%                                            $  58,724,273


(a)  Non-income producing security.

(b)  Illiquid security, valued at fair value.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of this security amounted to $330,362 or 0.6% of net assets.

     Glossary of Terms:

     ADR  - American Depositary Receipt

     GDR  - Global Depositary Receipt

     pfd. - Preferred Stock

     See Notes to Financial Statements.


6


WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $43,663,538)         $  58,230,817
  Cash                                                                   1,278
  Foreign cash, at value (cost $225,370)                               226,503
  Receivable for investment securities sold                            239,302
  Dividends and interest receivable                                    172,862
  Receivable for capital stock sold                                     20,154
  Total assets                                                      58,890,916

LIABILITIES
  Advisory fee payable                                                  35,862
  Payable for capital stock redeemed                                    29,368
  Foreign capital gain tax payable                                      10,568
  Distribution fee payable                                               3,843
  Administrative fee payable                                             1,215
  Transfer agent fee payable                                                59
  Accrued expenses                                                      85,728
  Total liabilities                                                    166,643

NET ASSETS                                                       $  58,724,273

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $       2,865
  Additional paid-in capital                                        46,053,051
  Undistributed net investment income                                  650,303
  Accumulated net realized loss on investment and foreign
    currency transactions                                           (2,575,454)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                     14,593,508
                                                                 $  58,724,273

Class A Shares
  Net assets                                                     $  39,840,129
  Shares of capital stock outstanding                                1,941,258
  Net asset value per share                                      $       20.52

Class B Shares
  Net assets                                                     $  18,884,144
  Shares of capital stock outstanding                                  923,355
  Net asset value per share                                      $       20.45


See Notes to Financial Statements.


7


WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $121,546)          $   1,057,780
  Interest                                                              16,483
  Total investment income                                            1,074,263

EXPENSES
  Advisory fee                                                         211,537
  Distribution fee--Class B                                             20,907
  Custodian                                                             94,918
  Administrative                                                        36,250
  Printing                                                              25,350
  Audit                                                                 20,730
  Legal                                                                  1,036
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                          6,354
  Total expenses                                                       417,981
  Net investment income                                                656,282

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                          1,994,468
    Foreign currency transactions                                     (151,051)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                     (1,362,762)
    Foreign currency denominated assets and liabilities                 (6,040)
  Net gain on investment and foreign currency transactions             474,615

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   1,130,897


See Notes to Financial Statements.


8


WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              Six Months Ended    Year Ended
                                               June 30, 2005     December 31,
                                                (unaudited)          2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income                        $     656,282     $     265,989
  Net realized gain on investment and
    foreign currency transactions                  1,843,417         3,873,526
  Net change in unrealized
    appreciation/depreciation of
    investments and foreign currency
    denominated assets and liabilities            (1,368,802)        6,357,878
  Net increase in net assets from
    operations                                     1,130,897        10,497,393

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (185,286)          (80,328)
    Class B                                          (63,431)          (10,540)

CAPITAL STOCK TRANSACTIONS
  Net increase                                     2,143,622         3,613,557
  Total increase                                   3,025,802        14,020,082

NET ASSETS
  Beginning of period                             55,698,471        41,678,389
  End of period (including undistributed
    net investment income of $650,303 and
    $242,738, respectively)                    $  58,724,273     $  55,698,471


See Notes to Financial Statements.


9


WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies
The AllianceBernstein Worldwide Privatization Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


11


WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $68,214, none of which was paid to Sanford C. Bernstein &Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: Distribution Plan
The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12B-1 under the Investment Company Act of 1940. Under the Plan the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                  Purchases           Sales
                                                -------------     -------------
Investment securities (excluding U.S.
  government securities)                         $14,113,154       $10,064,695
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                      $15,324,378
Gross unrealized depreciation                                         (757,099)
Net unrealized appreciation                                        $14,567,279


1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


13


WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2005  December 31,  June 30, 2005   December 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              152,107       463,506    $  3,110,073    $  8,099,441
Shares issued in
  reinvestment
  of dividends             9,159         4,857         185,286          80,327
Shares redeemed         (261,084)     (534,726)     (5,250,701)     (9,095,169)
Net decrease             (99,818)      (66,363)   $ (1,955,342)   $   (915,401)

Class B
Shares sold              288,312       412,639    $  5,834,350    $  7,077,333
Shares issued in
  reinvestment
  of dividends             3,146           639          63,431          10,540
Shares redeemed          (89,058)     (146,584)     (1,798,817)     (2,558,915)
Net increase             202,400       266,694    $  4,098,964    $  4,528,958


NOTE G: Risks Involved in Investing in the Portfolio
Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: Distributions to Shareholders
The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                     2004              2003
                                                   ---------         ---------
Distributions paid from:
  Ordinary income                                  $  90,868         $ 364,814
Total taxable distributions                           90,868           364,814
Total distributions paid                           $  90,868         $ 364,814


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $     242,738
Accumulated capital and other losses                            (4,331,381)(a)
Unrealized appreciation/(depreciation)                          15,874,820(b)
Total accumulated earnings/(deficit)                         $  11,786,177

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $4,331,381, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the fund utilized capital loss carryforwards of $3,908,914.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE J: Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of


15


WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


16


WORLDWIDE PRIVATIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended                         Year Ended December 31,
                                          June 30, 2005  ---------------------------------------------------------------
                                            (unaudited)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $20.18       $16.28       $11.48       $12.18       $15.64       $21.74

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .24          .11(b)       .04          .07(b)       .20(b)       .05(b)
Net realized and unrealized gain (loss)
  on investment and foreign
  currency transactions                          .20         3.83         4.91         (.56)       (2.82)       (4.81)
Net increase (decrease) in net asset
  value from operations                          .44         3.94         4.95         (.49)       (2.62)       (4.76)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.10)        (.04)        (.15)        (.21)        (.03)        (.12)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-        (.81)       (1.22)
Total dividends and distributions               (.10)        (.04)        (.15)        (.21)        (.84)       (1.34)
Net asset value, end of period                $20.52       $20.18       $16.28       $11.48       $12.18       $15.64

TOTAL RETURN
Total investment return based on
  net asset value (c)                           2.17%       24.27%       43.46%       (4.19)%     (17.29)%     (23.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $39,840      $41,198      $34,302      $27,136      $37,411      $56,181
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.41%(d)     1.65%        2.17%        1.54%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.41%(d)     1.81%        2.17%        1.98%        1.65%        1.43%
  Net investment income                         2.35%(d)      .65%(b)      .34%         .61%(b)     1.50%(b)      .29%(b)
Portfolio turnover rate                           18%          60%          44%          46%          35%          65%


See footnote summary on page 18.


17


WORLDWIDE PRIVATIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS B
                                            ----------------------------------------------------------------------------
                                            Six Months                                                     July 5, 2000(e)
                                               Ended                   Year Ended December 31,                    to
                                           June 30, 2005 --------------------------------------------------  December 31,
                                            (unaudited)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $20.11       $16.24       $11.47       $12.17       $15.62       $19.09

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                 .23          .07(b)       .02          .03(b)       .10(b)      (.04)(b)
Net realized and unrealized gain (loss)
  on investment and foreign
  currency transactions                          .18         3.82         4.88         (.53)       (2.71)       (3.43)
Net increase (decrease) in net asset
  value from operations                          .41         3.89         4.90         (.50)       (2.61)       (3.47)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.07)        (.02)        (.13)        (.20)        (.03)          -0-
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-        (.81)          -0-
Total dividends and distributions               (.07)        (.02)        (.13)        (.20)        (.84)          -0-
Net asset value, end of period                $20.45       $20.11       $16.24       $11.47       $12.17       $15.62

TOTAL RETURN
Total investment return based on
  net asset value (c)                           2.04%       23.97%       43.07%       (4.26)%     (17.28)%     (18.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $18,884      $14,501       $7,376       $3,609       $1,092         $238
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.66%(d)     1.90%        2.41%        1.79%        1.19%        1.20%(d)
  Expenses, before waivers and
    reimbursements                              1.66%(d)     2.06%        2.41%        2.23%        1.93%        1.80%(d)
  Net investment income (loss)                  2.27%(d)      .41%(b)      .13%         .28%(b)      .80%(b)     (.26)%(b)(d)
Portfolio turnover rate                           18%          60%          44%          46%          35%          65%


(a)  Based on average shares outstanding.

(b)  Net of expenses waived or reimbursed by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


18




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

> ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO


JUNE 30, 2005

SEMI-ANNUAL REPORT


INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.


REAL ESTATE INVESTMENT PORTFOLIO
FUND EXPENSES
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.


ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

REAL ESTATE             BEGINNING         ENDING        EXPENSES     ANNUALIZED
INVESTMENT            ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING     EXPENSE
PORTFOLIO            JANUARY 1, 2005   JUNE 30, 2005      PERIOD*       RATIO*
-------------------------------------------------------------------------------
CLASS A
Actual                    $1,000         $1,036.78         $4.04         0.80%
Hypothetical
  (5% return
  before expenses)        $1,000         $1,020.83         $4.01         0.80%

CLASS B
Actual                    $1,000         $1,035.22         $5.20         1.03%
Hypothetical
  (5% return
  before expenses)        $1,000         $1,019.69         $5.16         1.03%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


REAL ESTATE INVESTMENT PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Simon Property Group, Inc.                    $ 6,292,132             6.9%
ProLogis                                        5,991,736             6.5
Developers Diversified Realty Corp.             4,563,828             5.0
General Growth Properties, Inc.                 4,334,995             4.7
Host Marriott Corp.                             4,053,000             4.4
Equity Residential                              3,626,770             4.0
Vornado Realty Trust                            3,256,200             3.6
Boston Properties, Inc.                         3,227,000             3.5
Alexandria Real Estate Equities, Inc.           3,180,385             3.5
United Dominion Realty Trust, Inc.              2,898,025             3.2
-------------------------------------------------------------------------------
                                              $41,424,071            45.3%


INDUSTRY DIVERSIFICATION
June 30, 2005 (unaudited)

                                                                  PERCENT OF
INDUSTRY                                     U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Office                                        $20,756,861            22.7%
Regional Malls                                 14,315,435            15.7
Apartments                                     13,394,549            14.7
Shopping Centers                               11,242,740            12.3
Lodging                                         9,969,448            10.9
Industrial                                      8,945,607             9.8
Diversified                                     5,560,952             6.1
Storage                                         3,361,527             3.7
Office--Industrial Mix                          1,826,782             2.0
Healthcare                                        865,651             0.9
Total Investments*                             90,239,552            98.8
Cash and receivables,
  net of liabilities                            1,130,147             1.2
Net Assets                                    $91,369,699           100.0%


*    Excludes short-term investments.

     Please Note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.


2


REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-98.8%
REAL ESTATE INVESTMENT TRUSTS-98.8%
OFFICE-22.7%
Alexandria Real Estate Equities, Inc.            43,300      $ 3,180,385
Arden Realty, Inc.                               29,500        1,061,410
Boston Properties, Inc.                          46,100        3,227,000
Brookfield Properties Corp.
  (Canada)                                       96,000        2,764,800
CarrAmerica Realty Corp.                         24,800          897,264
Corporate Office Properties Trust                95,000        2,797,750
Equity Office Properties Trust                   40,300        1,333,930
Glenborough Realty Trust, Inc.                   21,100          434,449
Mack-Cali Realty Corp.                           27,700        1,254,810
Maguire Properties, Inc.                         52,400        1,485,016
Prentiss Properties Trust                        32,800        1,195,232
Reckson Associates Realty Corp.                  19,300          647,515
SL Green Realty Corp.                             7,400          477,300
                                                             ------------
                                                              20,756,861

REGIONAL MALLS-15.7%
General Growth Properties, Inc.                 105,500        4,334,995
Pennsylvania Real Estate
  Investment Trust                               14,400          684,000
Simon Property Group, Inc.                       86,800        6,292,132
The Macerich Co.                                 13,800          925,290
The Mills Corp.                                  34,200        2,079,018
                                                             ------------
                                                              14,315,435

APARTMENTS-14.7%
Archstone-Smith Trust                            68,300        2,637,746
Avalonbay Communities, Inc.                       9,000          727,200
Camden Property Trust                            28,800        1,548,000
Equity Residential                               98,500        3,626,770
Essex Property Trust, Inc.                       18,200        1,511,692
Mid-America Apartment
  Communities, Inc.                               9,800          445,116
United Dominion Realty Trust, Inc.              120,500        2,898,025
                                                             ------------
                                                              13,394,549

SHOPPING CENTERS-12.3%
Developers Diversified Realty Corp.              99,300        4,563,828
Kimco Realty Corp.                               25,400        1,496,314
Pan Pacific Retail Properties, Inc.              26,300        1,745,794
Regency Centers Corp.                            43,700        2,499,640
Tanger Factory Outlet Centers, Inc.              34,800          937,164
                                                             ------------
                                                              11,242,740

LODGING-10.9%
Hilton Hotels Corp.                              39,100          932,535
Host Marriott Corp.                             231,600        4,053,000
LaSalle Hotel Properties                         27,900          915,399
Starwood Hotels & Resorts
  Worldwide, Inc.                                46,600        2,729,362
Sunstone Hotel Investors, Inc.                   55,200        1,339,152
                                                             ------------
                                                               9,969,448

INDUSTRIAL-9.8%
EastGroup Properties, Inc.                       49,100        2,067,601
First Industrial Realty Trust, Inc.              10,900          434,910
First Potomac Realty Trust                       18,200          451,360
ProLogis                                        148,900        5,991,736
                                                             ------------
                                                               8,945,607

DIVERSFIED-6.1%
Cousins Properties, Inc.                         22,800          674,424
iStar Financial, Inc.                            39,200        1,630,328
Vornado Realty Trust                             40,500        3,256,200
                                                             ------------
                                                               5,560,952

STORAGE-3.7%
Public Storage, Inc.                             43,300        2,738,725
Sovran Self Storage, Inc.                        13,700          622,802
                                                             ------------
                                                               3,361,527

OFFICE-INDUSTRIAL MIX-2.0%
Duke Realty Corp.                                57,700        1,826,782

HEALTH CARE-0.9%
Windrose Medical Properties Trust                61,700          865,651

Total Common Stocks
  (cost $54,263,667)                                          90,239,552


3


REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)    U.S. $ VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.3%
TIME DEPOSIT-1.3%
The Bank of New York
  2.063%, 7/01/05
  (cost $1,225,000)                             $ 1,225      $ 1,225,000

TOTAL INVESTMENTS-100.1%
  (cost $55,488,667)                                          91,464,552

Other assets less liabilities-(0.1%)                             (94,853)

NET ASSETS-100%                                              $91,369,699


See Notes to Financial Statements.


4


REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $55,488,667)           $91,464,552
  Cash                                                                     790
  Dividends and interest receivable                                    355,187
  Receivable for capital stock sold                                     10,970
  Total assets                                                      91,831,499

LIABILITIES
  Payable for capital stock redeemed                                   307,594
  Advisory fee payable                                                  40,628
  Distribution fee payable                                               4,386
  Administrative fee payable                                             1,215
  Transfer agent fee payable                                                59
  Accrued expenses                                                     107,918
  Total liabilities                                                    461,800

NET ASSETS                                                         $91,369,699

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     4,927
  Additional paid-in capital                                        36,948,013
  Undistributed net investment income                                   70,866
  Accumulated net realized gain on
    investment transactions                                         18,370,008
  Net unrealized appreciation of investments                        35,975,885

                                                                   $91,369,699

CLASS A SHARES
  Net assets                                                       $69,470,996
  Shares of capital stock outstanding                                3,745,211
  Net asset value per share                                        $     18.55

CLASS B SHARES
  Net assets                                                       $21,898,703
  Shares of capital stock outstanding                                1,181,510
  Net asset value per share                                        $     18.53


See Notes to Financial Statements.


5


REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $4,767)           $   604,755
  Interest                                                           23,825
  Total investment income                                           628,580

EXPENSES
  Advisory fee                                                      338,654
  Distribution fee--Class B                                          61,444
  Custodian                                                          66,651
  Administrative                                                     36,250
  Audit                                                              20,730
  Printing                                                           18,425
  Legal                                                               2,921
  Directors' fees                                                     2,496
  Transfer agency                                                       403
  Miscellaneous                                                       2,118
  Total expenses                                                    550,092
  Net investment income                                              78,488

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                   18,697,316(a)
  Net change in unrealized appreciation/
    depreciation of investments                                 (18,346,801)
  Net gain on investment transactions                               350,515

NET INCREASE IN NET ASSETS FROM OPERATIONS                      $   429,003


(a) On April 29, 2005, the Portfolio had a redemption-in-kind with total proceeds in the amount of $59,498,847. The net realized gain of the transactions of $11,771,415 will not be realized for tax purposes.

     See Notes to Financial Statements.


6


REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                             SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2005       DECEMBER 31,
                                               (UNAUDITED)            2004
                                             ----------------    --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
  Net investment income                       $     78,488       $   2,755,268
  Net realized gain on investment
    transactions                                18,697,316           9,975,335
  Net change in unrealized appreciation/
    depreciation of investments                (18,346,801)         27,859,871
  Net increase in net assets
    from operations                                429,003          40,590,474

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment income
    Class A                                     (2,199,640)         (1,670,715)
    Class B                                       (550,085)         (1,210,837)
  Net realized gain on investment
    transactions
    Class A                                     (7,012,168)                 -0-
    Class B                                     (2,183,116)                 -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                      (53,012,054)          5,553,162
  Total increase (decrease)                    (64,528,060)         43,262,084

NET ASSETS
  Beginning of period                          155,897,759         112,635,675
  End of period (including undistributed
    net investment income of
    $70,866 and $2,742,103, respectively)     $ 91,369,699       $ 155,897,759


See Notes to Financial Statements.


7


REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Real Estate Investment Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .90% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.


9


REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005 amounted to $52,697, of which $29,582 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC, and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                 PURCHASES            SALES
                                               ------------        -----------
Investment securities
  (excluding U. S. government securities)      $31,123,018         $30,196,002
U.S. government securities                              -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 36,003,369
Gross unrealized depreciation                                          (27,484)
Net unrealized appreciation                                       $ 35,975,885


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


11


REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2005  DECEMBER 31,  JUNE 30, 2005   DECEMBER 31,
                      (UNAUDITED)       2004       (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              308,776       892,997    $  6,110,876    $ 15,537,262
Shares issued in
  reinvestment of
  dividends and
  distributions          503,377       105,875       9,211,808       1,670,715
Shares redeemed       (1,347,392)   (1,116,458)    (26,459,357)    (18,939,018)
Net decrease            (535,239)     (117,586)   $(11,136,673)   $ (1,731,041)

CLASS B
Shares sold              321,930       980,923    $  6,223,579    $ 16,451,716
Shares issued in
  reinvestment of
  dividends and
  distributions          149,437        77,074       2,733,201       1,210,837
Shares redeemed       (2,574,406)     (597,834)    (50,832,161)    (10,378,350)
Net increase
  (decrease)          (2,103,039)     460,163    $(41,875,381)   $  7,284,203


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Concentration of Risk--Although the Portfolio does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Portfolio's investments are concentrated geographically, by property type or in certain other respects, the Portfolio may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims of losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:
                                                   2004                2003
                                               -----------         -----------
Distributions paid from:
  Ordinary income                              $ 2,881,552         $ 2,167,752
Total taxable distributions                      2,881,552           2,167,752
Total distributions paid                       $ 2,881,552         $ 2,167,752


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                 $  6,153,120
Undistributed long term capital gain             5,767,883(a)
Unrealized appreciation/(depreciation)          54,011,762(b)
Total accumulated earnings/(deficit)          $ 65,932,765


(a) During the fiscal year, the Portfolio utilized capital loss carryforwards of $660,047.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other


13


REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


14


REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005   ------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $20.66       $15.62       $11.52       $11.50       $10.75        $8.87

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                (.05)         .39(b)       .46          .44(b)       .47(b)       .48(b)
Net realized and unrealized gain (loss)
  on investment transactions                     .78         5.05         3.99         (.12)         .67         1.84
Net increase in net asset value
  from operations                                .73         5.44         4.45          .32         1.14         2.32

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.68)        (.40)        (.35)        (.30)        (.39)        (.44)
Distributions from net realized gain on
  investment transactions                      (2.16)          -0-          -0-          -0-          -0-          -0-
Total dividends and distributions              (2.84)        (.40)        (.35)        (.30)        (.39)        (.44)
Net asset value, end of period                $18.55       $20.66       $15.62       $11.52       $11.50       $10.75

TOTAL RETURN
Total investment return based on
  net asset value (c)                           3.68%       35.63%       39.30%        2.60%       10.79%       26.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $69,471      $88,441      $68,717      $50,062      $39,417      $29,124
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .80%(d)      .77%        1.24%        1.06%         .95%         .95%
  Expenses, before waivers and
    reimbursements                               .80%(d)      .99%        1.24%        1.29%        1.39%        1.67%
  Net investment income (loss)                  (.56)%(d)    2.26%(b)     3.50%        3.70%(b)     4.32%(b)     4.87%(b)
Portfolio turnover rate                           24%          35%          23%          31%          33%          25%


See footnote summary on page 16.


15


REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           CLASS B
                                            --------------------------------------------------------------------
                                            SIX MONTHS                                       APRIL 24, 2001(e)
                                               ENDED             YEAR ENDED DECEMBER 31,             TO
                                           JUNE 30, 2005  -----------------------------------    DECEMBER 31,
                                            (UNAUDITED)      2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------   -----------
Net asset value, beginning of period          $20.54       $15.55       $11.48       $11.49       $10.46

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .11          .34(b)       .43          .40(b)       .31(b)
Net realized and unrealized gain (loss)
  on investment transactions                     .58         5.03         3.98         (.11)        1.11
Net increase in net asset value from operations  .69         5.37         4.41          .29         1.42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.54)        (.38)        (.34)        (.30)        (.39)
Distributions from net realized gain on
  investment transactions                      (2.16)          -0-          -0-          -0-          -0-
Total dividends and distributions              (2.70)        (.38)        (.34)        (.30)        (.39)
Net asset value, end of period                $18.53       $20.54       $15.55       $11.48       $11.49

TOTAL RETURN
Total investment return based on
  net asset value (c)                           3.52%       35.28%       39.02%        2.31%       13.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $21,899      $67,457      $43,919      $16,626       $5,603
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.03%(d)     1.02%        1.49%        1.31%        1.20%(d)
  Expenses, before waivers and
    reimbursements                              1.03%(d)     1.24%        1.49%        1.52%        1.84%(d)
  Net investment income                         1.16%(d)     2.02%(b)     3.22%        3.43%(b)     4.40%(b)(d)
Portfolio turnover rate                           24%          35%          23%          31%          33%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


16



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>  AllianceBernstein Global Dollar Government Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                             BEGINNING           ENDING
                                           ACCOUNT VALUE     ACCOUNT VALUE    EXPENSES PAID      ANNUALIZED
GLOBAL DOLLAR GOVERNMENT PORTFOLIO        JANUARY 1, 2005    JUNE 30, 2005    DURING PERIOD*   EXPENSE RATIO*
--------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $1,040.67          $ 9.16             1.81%
Hypothetical (5% return before expenses)       $1,000          $1,015.82          $ 9.05             1.81%

CLASS B
Actual                                         $1,000          $1,040.22          $10.42             2.06%
Hypothetical (5% return before expenses)       $1,000          $1,014.58          $10.29             2.06%



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
SECURITY TYPE BREAKDOWN
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                   PERCENT OF
SECURITY TYPE                                    U.S. $ VALUE      NET ASSETS
_______________________________________________________________________________

Sovereign Debt Obligations                       $ 22,699,021          82.7%
-------------------------------------------------------------------------------
Corporate Debt Obligations                          1,985,508           7.2
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments*                                 24,684,529          89.9
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            2,774,426          10.1
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $ 27,458,955         100.0%
-------------------------------------------------------------------------------


*  Excludes short-term investments.


2


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-82.7%
COLLATERALIZED BRADY BONDS-1.6%
NIGERIA-0.9%
Central Bank of Nigeria
  Series WW
  6.25%, 11/15/20 (a)                                  $  250    $      248,750
                                                                 --------------
PANAMA-0.7%
Republic of Panama
  IRB
  3.75%, 7/17/14 (b)                                      182           177,918
                                                                 --------------
Total Collateralized Brady Bonds
  (cost $423,204)                                                       426,668
                                                                 --------------
NON-COLLATERALIZED BRADY BONDS-1.2%
BRAZIL-1.2%
Federal Republic of Brazil
  C-Bonds
  8.00%, 4/15/14                                          111           113,520
  DCB
  Series L
  4.313%, 4/15/12 (c)                                     214           205,834
                                                                 --------------
Total Non-Collateralized Brady Bonds
  (cost $250,050)                                                       319,354
                                                                 --------------
SOVEREIGN DEBT SECURITIES-79.9%
ARGENTINA-5.5%
Republic of Argentina
  3.01%, 8/03/12 (c)                                    1,008           911,735
  8.28%, 12/31/33                                         658           605,333
                                                                 --------------
                                                                      1,517,068
                                                                 --------------
BRAZIL-11.1%
Federal Republic of Brazil
  9.25%, 10/22/10                                          45            50,063
  10.50%, 7/14/14                                         287           340,095
  11.00%, 8/17/40 (d)                                   1,166         1,399,199
  12.00%, 4/15/10                                         250           302,875
  12.75%, 1/15/20                                         673           913,597
  14.50%, 10/15/09                                         40            51,960
                                                                 --------------
                                                                      3,057,789
                                                                 --------------
BULGARIA-0.4%
Republic of Bulgaria
  8.25%, 1/15/15 (e)                                       94           117,641
                                                                 --------------
COLOMBIA-1.3%
Republic of Colombia
  10.75%, 1/15/13                                          88           106,700
  11.75%, 2/25/20                                         198           258,885
                                                                 --------------
                                                                        365,585
                                                                 --------------
DOMINICAN REPUBLIC-0.7%
Dominican Republic
  0.00%, 9/27/11 (e) (f)                                  169           180,513
                                                                 --------------
ECUADOR-1.9%
Republic of Ecuador
  8.00%, 8/15/30 (a) (e)                                  627           526,680
                                                                 --------------
EL SALVADOR-1.2%
Republic of El Salvador
  7.625%, 9/21/34 (e)                                      72            77,760
  7.65%, 6/15/35 (e)                                      138           137,310
  8.50%, 7/25/11 (e)                                      100           115,150
                                                                 --------------
                                                                        330,220
                                                                 --------------
INDONESIA-0.9%
Republic of Indonesia
  6.75%, 3/10/14 (e)                                      260           258,050
                                                                 --------------
JAMAICA-1.0%
Government of Jamaica
  9.00%, 6/02/15                                           81            82,215
  10.625%, 6/20/17                                        141           154,748
  12.75%, 9/01/07 (e)                                      30            34,650
                                                                 --------------
                                                                        271,613
                                                                 --------------
LEBANON-0.7%
Lebanese Republic
  7.875%, 5/20/11 (e)                                      75            74,625
  10.125%, 8/06/08 (e)                                     75            80,250
  11.625%, 5/11/16 (e)                                     33            38,363
                                                                 --------------
                                                                        193,238
                                                                 --------------
MEXICO-15.1%
United Mexican States
  7.50%, 1/14/12                                          225           255,150
  8.125%, 12/30/19                                      1,135         1,394,347
  11.375%, 9/15/16                                        364           540,540
  Series A
  6.375%, 1/16/13                                          42            45,087
  8.00%, 9/24/22                                        1,057         1,291,125
  9.875%, 2/01/10                                         503           606,869
                                                                 --------------
                                                                      4,133,118
                                                                 --------------
PANAMA-2.8%
Republic of Panama
  8.875%, 9/30/27                                          39            46,508
  9.375%, 7/23/12-4/1/29                                   70            85,100
  9.625%, 2/08/11                                         223           265,370
  10.75%, 5/15/20                                         275           372,625
                                                                 --------------
                                                                        769,603
                                                                 --------------
PERU-2.8%
Republic of Peru
  8.375%, 5/03/16                                          57            63,926
  8.75%, 11/21/33                                         202           227,250
  9.125%, 2/21/12                                         231           270,270
  9.875%, 2/06/15                                         163           201,713
                                                                 --------------
                                                                        763,159
                                                                 --------------


3


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
PHILIPPINES-5.1%
Republic of Philippines
  8.875%, 3/17/15                                      $  331    $      345,068
  9.00%, 2/15/13                                          300           315,450
  9.50%, 2/02/30                                          127           129,604
  9.875%, 1/15/19                                         125           135,313
  10.625%, 3/16/25                                        432           483,840
                                                                 --------------
                                                                      1,409,275
                                                                 --------------
RUSSIA-15.0%
Russia Ministry of Finance
  Series V
  3.00%, 5/14/08                                          515           485,903
  Series VII
  3.00%, 5/14/11                                        1,310         1,152,799
Russian Federation
  5.00%, 3/31/30 (a) (e)                                2,210         2,467,603
                                                                 --------------
                                                                      4,106,305
                                                                 --------------
TURKEY-5.0%
Republic of Turkey
  7.375%, 2/05/25                                         116           114,910
  11.00%, 1/14/13                                         195           246,188
  11.50%, 1/23/12                                         233           297,075
  11.75%, 6/15/10                                         140           173,950
  11.875%, 1/15/30                                        375           540,938
                                                                 --------------
                                                                      1,373,061
                                                                 --------------
UKRAINE-2.7%
Government of Ukraine
  6.875%, 3/04/11 (e)                                     500           525,850
  7.65%, 6/11/13 (e)                                       75            82,688
  11.00%, 3/15/07 (e)                                     119           126,055
                                                                 --------------
                                                                        734,593
                                                                 --------------
URUGUAY-1.6%
Republic of Uruguay
  4.875%, 1/15/33 (g)                                     338           307,409
  7.50%, 3/15/15                                           29            28,275
  9.25%, 5/17/17                                          100           106,500
                                                                 --------------
                                                                        442,184
                                                                 --------------
VENEZUELA-5.1%
Republic of Venezuela
  4.15%, 4/20/11 (b)                                       80            73,200
  5.375%, 8/07/10                                         320           297,600
  8.50%, 10/08/14                                          30            31,095
  9.25%, 9/15/27                                          956         1,001,409
                                                                 --------------
                                                                      1,403,304
                                                                 --------------
Total Sovereign Debt Securities
  (cost $19,911,585)                                                 21,952,999
                                                                 --------------
Total Sovereign Debt Obligations
  (cost $20,584,839)                                                 22,699,021
                                                                 --------------
CORPORATE DEBT OBLIGATIONS-7.2%
AGRICULTURE-0.8%
Choada Modern Agriculture (China)
  7.75%, 2/08/10 (e)                                      130           125,450
Noble Group Ltd. (Hong Kong)
  6.625%, 3/17/15 (e)                                     100            92,324
                                                                 --------------
                                                                        217,774
                                                                 --------------
BANKING-0.4%
Kazkommerts International BV (Kazakhstan)
  8.50%, 4/16/13 (e)                                      100           106,000
                                                                 --------------
COMMUNICATIONS-MOBILE-1.7%
Kyivstar (Ukraine)
  7.75%, 4/27/12 (e)                                      100           100,000
  10.375%, 8/17/09 (e)                                    100           110,000
MobiFon Holdings BV (Romania)
  12.50%, 7/31/10 (e)                                     100           121,250
Mobile Telesystems Finance (Russia)
  9.75%, 1/30/08 (e)                                      125           134,063
                                                                 --------------
                                                                        465,313
                                                                 --------------
CONTAINERS-0.7%
Vitro Envases (Mexico)
  10.75%, 7/23/11 (e)                                     200           194,000
                                                                 --------------
ENERGY-1.1%
Gazprom Oao (Russia)
  9.625%, 3/01/13 (e)                                     200           244,650
Monterrey Power, SA De C.V. (Mexico)
  9.625%, 11/15/09 (e)                                     45            52,168
                                                                 --------------
                                                                        296,818
                                                                 --------------
METALS/MINING-0.8%
Citigroup (JSC Severstal) (Russia)
  9.25%, 4/19/14 (e)                                       68            70,142
Freeport-McMoran Copper & Gold (Indonesia)
  10.125%, 2/01/10                                        150           166,875
                                                                 --------------
                                                                        237,017
                                                                 --------------
PETROLEUM PRODUCTS-1.7%
Pemex Project Funding Master Trust (Mexico)
  8.00%, 11/15/11                                         250           283,749
PF Export Receivables Master Trust (Brazil)
  6.436%, 6/01/15 (e)                                     121           124,117
Tyumen Oil (Russia)
  11.00%, 11/06/07 (e)                                     55            60,720
                                                                 --------------
                                                                        468,586
                                                                 --------------


4


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                CONTRACTS (h)
                                                 OR PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
Total Corporate Debt Obligations
  (cost $1,845,425)                                              $    1,985,508
                                                                 --------------
PUT OPTIONS PURCHASED(i)-0.0%
BRAZIL-0.0%
Federal Republic of Brazil
  11.00%, 8/17/40
  expiring Jul '05
  @ $118.40                                           162,000             1,620
                                                                 --------------
ECUADOR-0.0%
Republic of Ecuador
  7.00%, 8/15/30
  expiring Sep '05
  @ $78.45                                             60,000               540
                                                                 --------------
Total Put Options Purchased
  (cost $2,370)                                                           2,160
                                                                 --------------
SHORT-TERM INVESTMENT-8.8%
TIME DEPOSIT-2.6%
The Bank of New York
  2.063%, 7/01/05
  (cost $711,000)                                     $   711           711,000
                                                                 --------------
REPURCHASE AGREEMENT-6.2%
Deutsche Bank
  3.20%, dated 6/30/05,
  due 7/01/05 in the
  amount of $1,700,151
  (cost $1,700,000;
  collateralized by
  $1,720,000 FHLMC,
  3.75% due 11/15/06,
  value $1,700,000)                                     1,700         1,700,000
                                                                 --------------
Total Short-Term Investments
  (cost $2,411,000)                                                   2,411,000
                                                                 --------------
TOTAL INVESTMENTS-98.7%
  (cost $24,843,634)                                                 27,097,689
Other assets less liabilities-1.3%                                      361,266
                                                                 --------------
NET ASSETS-100%                                                  $   27,458,955
                                                                 ==============


CALL OPTIONS WRITTEN (SEE NOTE D)

                                                     EXERCISE       EXPIRATION
        DESCRIPTION               CONTRACTS (h)       PRICE            MONTH         U.S. $ VALUE
----------------------------------------------------------------------------------------------------

Federal Republic of Brazil
11.00%, 8/17/40                     157,000          $118.85          Jul '05          $ (2,826)
Federal Republic of Brazil
11.00%, 8/17/40                     145,000           119.15          Jul '05            (2,320)
Federal Republic of Brazil
11.00%, 8/17/40                     145,000           119.30          Jul '05            (2,175)
Federal Republic of Brazil
11.00%, 8/17/40                      74,000           119.40          Jul '05            (1,110)
Federal Republic of Brazil
11.00%, 8/17/40                     162,000           119.90          Jul '05            (1,620)
                                                                                       --------
(premiums received $7,481)                                                             $(10,051)
                                                                                       ========


CREDIT DEFAULT SWAP CONTRACTS (SEE NOTE D)

                                     NOTIONAL
SWAP COUNTERPARTY &                   AMOUNT         INTEREST        TERMINATION       UNREALIZED
REFERENCED OBLIGATION                (000'S)           RATE             DATE          DEPRECIATION
----------------------------------------------------------------------------------------------------

BUY CONTRACTS:

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                        290             4.14%          4/20/10          $(15,151)



5


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

CREDIT DEFAULT SWAP CONTRACTS (SEE NOTE D) (CONTINUED)

                                    NOTIONAL                                           UNREALIZED
SWAP COUNTERPARTY &                  AMOUNT         INTEREST        TERMINATION       APPRECIATION/
REFERENCED OBLIGATION               (000'S)          RATE              DATE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------

BUY CONTRACTS: (CONTINUED)

Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                        150             3.02%          1/20/10           $(4,893)

Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                          75             0.50          11/26/13            (1,167)

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                       130             5.60           3/20/14            (6,098)

Deutsche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                        290             4.02           4/20/10           (11,925)

SALE CONTRACTS:

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                        609             1.98           4/20/07            11,489

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                        200             4.40           5/20/06             7,966

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                        400             6.35           8/20/05            12,763

Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                        250             1.13           1/20/07             2,749

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                       130             4.95           3/20/09             7,432

Credit Suisse First Boston
Federal Republic of Brazil
12.25%, 3/06/30                        175             6.90           6/20/07            18,184

Deutche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                        609             1.90           4/20/07             8,142

Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                        160             3.80           8/20/06             7,667



(a) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2005.

(b)  Variable rate coupon, rate shown as of June 30, 2005.

(c) Floating rate security. Stated interest rate was in effect at June 30, 2005.

(d) A position or portion of the underlying security has been segregated by the portfolio for the written call options outstanding at June 30, 2005. The value of this security amounted to $819,600 at June 30, 2005.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $6,378,072 or 23.2% of net assets.

(f)  Security is in default and is non-income producing.

(g)  Pay-In- Kind payments (PIK).

(h)  One contract relates to principal amount of $1.00.

(i)  Non-income producing security.

Glossary of Terms:

DCB - Debt Conversion Bonds

IRB - Interest Rate Reduction Bond

See Notes to Financial Statements.


6


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $24,843,634)           $ 27,097,689
  Cash                                                                   93,249
  Unrealized appreciation of swap contracts                              76,392
  Receivable for investment securities sold                           2,533,923
  Interest receivable                                                   540,804
                                                                   ------------
  Total assets                                                       30,342,057
                                                                   ------------
LIABILITIES
  Outstanding call options written, at value
    (premiums received $7,481)                                           10,051
  Unrealized depreciation of swap contracts                              39,234
  Payable for investment securities purchased                         2,688,075
  Payable for capital stock redeemed                                     22,758
  Advisory fee payable                                                   11,100
  Administrative fee payable                                              1,215
  Distribution fee payable                                                1,103
  Transfer agent fee payable                                                 59
  Accrued expenses                                                      109,507
                                                                   ------------
  Total liabilities                                                   2,883,102
                                                                   ------------
NET ASSETS                                                         $ 27,458,955
                                                                   ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $      2,006
  Additional paid-in capital                                         23,927,527
  Undistributed net investment income                                   807,314
  Accumulated net realized gain on investment transactions              433,465
  Net unrealized appreciation of investments                          2,288,643
                                                                   ------------
                                                                   $ 27,458,955
                                                                   ============
CLASS A SHARES
  Net assets                                                       $ 21,988,138
                                                                   ============
  Shares of capital stock outstanding                                 1,605,804
                                                                   ============
  Net asset value per share                                        $      13.69
                                                                   ============
CLASS B SHARES
  Net assets                                                       $  5,470,817
                                                                   ============
  Shares of capital stock outstanding                                   400,577
                                                                   ============
  Net asset value per share                                        $      13.66
                                                                   ============


See Notes to Financial Statements.


7


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest (net of foreign taxes withheld of $2,154)               $  1,075,528
                                                                   ------------
EXPENSES
  Advisory fee                                                           67,481
  Distribution fee -- Class B                                             6,384
  Custodian                                                             111,877
  Administrative                                                         36,250
  Audit                                                                  20,730
  Printing                                                                3,685
  Legal                                                                     554
  Directors' fees                                                           496
  Transfer agency                                                           403
  Miscellaneous                                                           2,140
                                                                   ------------
  Total expenses before interest                                        250,000
  Interest expense                                                        1,040
                                                                   ------------
  Total expenses                                                        251,040
                                                                   ------------
  Net investment income                                                 824,488
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on:
    Investment transactions                                             432,889
    Written options                                                      42,706
    Swap contracts                                                       26,347
  Net change in unrealized appreciation/depreciation of:
    Investments                                                        (247,573)
    Written options                                                      (2,888)
    Swap contracts                                                      (22,460)
                                                                   ------------
  Net gain on investment transactions                                   229,021
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  1,053,509
                                                                   ============


See Notes to Financial Statements.


8


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                  (UNAUDITED)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                         $      824,488   $    1,647,165
  Net realized gain on investment
    transactions                                       501,942        2,216,471
  Net change in unrealized appreciation/
    depreciation of investments                       (272,921)      (1,367,714)
                                                --------------   --------------
  Net increase in net assets from operations         1,053,509        2,495,922

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                         (1,361,063)      (1,636,884)
    Class B                                           (330,496)        (308,029)
  Net realized gain on investment transactions
    Class A                                         (1,031,497)              -0-
    Class B                                           (258,602)              -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                            1,476,204       (2,234,889)
                                                --------------   --------------
  Total decrease                                      (451,945)      (1,683,880)

NET ASSETS
  Beginning of period                               27,910,900       29,594,780
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $807,314 and
    $1,674,385, respectively)                   $   27,458,955   $   27,910,900
                                                ==============   ==============


See Notes to Financial Statements.


9


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Global Dollar Government Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek a high level of current income and, secondarily, capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.


10


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investments transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.


11


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                   PURCHASES          SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $   10,792,336   $   10,268,407
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding the written option and swap contracts) are as follows:

Gross unrealized appreciation                                    $    2,269,526
Gross unrealized depreciation                                           (15,471)
                                                                 --------------
Net unrealized appreciation                                      $    2,254,055
                                                                 ==============

1. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The


12


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in written options for the six months ended June 30, 2005 were as follows:

                                                  NUMBER OF         PREMIUMS
                                                  CONTRACTS         RECEIVED
                                                ==============   ==============
OPTIONS OUTSTANDING AT DECEMBER 31, 2004               490,000   $        7,113
Options written                                      3,220,000           43,074
Options terminated in closing purchase
  transactions                                      (1,577,000)         (23,962)
Options expired                                     (1,450,000)         (18,744)
                                                --------------   --------------
OPTIONS OUTSTANDING AT JUNE 30, 2005                   683,000   $        7,481
                                                --------------   --------------

2. SWAP AGREEMENTS

The Portfolio may enter into swaps on sovereign debt obligations to protect itself from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the underlying value of the securities.

As of November 1, 2003, the Portfolio has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statements of operations. Prior to November 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Portfolio may enter into credit default swaps. The Portfolio may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Portfolio receives/(pays) semi-annual fixed payments


13


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Portfolio

At June 30, 2005, the Portfolio had Sale Contracts outstanding with Maximum Payout Amounts aggregating $2,533,000, with net unrealized appreciation of $76,392 and terms ranging from 2 months to 9 years, as reflected in the portfolio of investments.

In certain circumstances, the Portfolio may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Portfolio had Buy Contracts outstanding with a Notional Amount of $860,000 with respect to the same referenced obligations and same counterparties of certain Sale Contracts outstanding, which reduced its obligation to make payments on Sale Contracts to $1,673,000 as of June 30, 2005.

3. REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended June 30, 2005, the average amount of reverse repurchase agreements outstanding was $775,243 and the daily weighted average interest rate was .53%.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes designated Class A and Class B. Each class consist of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED       ENDED         YEAR ENDED
                   JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005    DECEMBER 31,
                      (UNAUDITED)      2004        (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              141,989       281,328   $   2,097,593   $   4,025,798
Shares issued
  in reinvestment
  of dividends and
  distributions          177,358       127,285       2,392,560       1,636,884
Shares redeemed         (264,210)     (677,105)     (3,888,511)     (9,595,145)
                     ------------  ------------  --------------  --------------
Net increase
  (decrease)              55,137      (268,492)  $     601,642   $  (3,932,463)
                     ===========   ===========   =============   =============


14


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED        ENDED        YEAR ENDED
                   JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005    DECEMBER 31,
                     (UNAUDITED)       2004        (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold               67,534       193,217   $     987,982   $   2,745,198
Shares issued
  in reinvestment
  of dividends and
  distributions           43,799        23,990         589,098         308,029
Shares redeemed          (48,440)      (97,415)       (702,518)     (1,355,653)
                     ------------  ------------  --------------  --------------
Net increase              62,893       119,792   $     874,562   $   1,697,574
                     ===========   ===========   =============   =============

NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    1,944,913   $    1,431,391
                                            --------------   --------------
Total taxable distributions                      1,944,913        1,431,391
                                            --------------   --------------
Total distributions paid                    $    1,944,913   $    1,431,391
                                            ==============   ==============


15


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $    1,793,219
Undistributed long-term capital gains                             1,176,508(a)
Unrealized appreciation/(depreciation)                            2,487,844(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $    5,457,571
                                                             ==============

(a) During the current fiscal year, the Portfolio utilized $833,622 of capital loss carryforwards.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other


16


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


17


GLOBAL DOLLAR GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005 ---------------------------------------------------------------
                                            (UNAUDITED)     2004(a)      2003         2002         2001(b)      2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.79       $14.53       $11.43       $10.63       $10.76       $10.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .45          .86(d)       .95          .94(d)      1.11(d)      1.27(d)
Net realized and unrealized gain (loss)
  on investment transactions                     .12          .45         2.83          .70         (.10)         .14
Net increase in net asset value
  from operations                                .57         1.31         3.78         1.64         1.01         1.41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.95)       (1.05)        (.68)        (.84)       (1.14)       (1.44)
Distributions from net realized gain
  on investment transactions                    (.72)          -0-          -0-          -0-          -0-          -0-
Total dividends and distributions              (1.67)       (1.05)        (.68)        (.84)       (1.14)       (1.44)
Net asset value, end of period                $13.69       $14.79       $14.53       $11.43       $10.63       $10.76

TOTAL RETURN
Total investment return based on
  net asset value (e)                           4.07%       10.12%       33.41%       16.14%        9.37%       14.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $21,988      $22,932      $26,433      $22,198      $11,249       $9,423
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.81%(f)     1.76%        1.90%        1.40%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.81%(f)     1.93%        1.90%        2.00%        2.37%        2.42%
  Expenses, before waivers and
    reimbursements excluding
    interest expense                            1.81%(f)     1.92%        1.88%        2.00%        2.37%        2.42%
  Net investment income                         6.15%(f)     6.07%(d)     7.20%        8.83%(d)    10.63%(d)    11.71%(d)
Portfolio turnover rate                           43%         188%         150%         142%         176%         148%



See footnote summary on page 19.


18


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS B
                                            ---------------------------------------------------
                                            SIX MONTHS                                JULY 22,
                                               ENDED      YEAR ENDED DECEMBER 31,    2002(g) TO
                                           JUNE 30, 2005 ------------------------   DECEMBER 31,
                                            (UNAUDITED)     2004(a)      2003          2002
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period          $14.74       $14.51       $11.42       $10.20

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .43          .82(d)       .88          .35(d)
Net realized and unrealized gain
  on investment transactions                     .13          .45         2.89          .87
Net increase in net asset value from
  operations                                     .56         1.27         3.77         1.22

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.92)       (1.04)        (.68)          -0-
Distributions from net realized gain
  on investment transactions                    (.72)          -0-          -0-          -0-
Total dividends and distributions              (1.64)       (1.04)        (.68)          -0-
Net asset value, end of period                $13.66       $14.74       $14.51       $11.42

TOTAL RETURN
Total investment return based on
  net asset value (e)                           4.02%        9.81%       33.34%       11.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                             $5,471       $4,979       $3,162         $226
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              2.06%(f)     2.07%        2.14%        1.63%(f)
  Expenses, before waivers and
    reimbursements                              2.06%(f)     2.24%        2.14%        1.99%(f)
  Expenses, before waivers and
    reimbursements excluding
    interest expense                            2.06%(f)     2.23%        2.12%        1.99%(f)
  Net investment income                         5.95%(f)     5.74%(d)     6.67%        9.12%(d)(f)
Portfolio turnover rate                           43%         188%         150%         142%



(a) As of November 1, 2003, the Portfolio has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the year ended December 31, 2004, was to decrease net investment income per share by $.02 and increase net realized and unrealized gain (loss) on investment transactions per share by $.02 for Class A and B. Consequently, the ratios of net investment income to average net assets were decreased by 0.17% for Class A and B respectively.

(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A was to decrease net investment income by less than $.01 per share, decrease net realized and unrealized loss on investments by less than $.01 per share, and decrease the ratio of net investment income to average net assets from 10.65% to 10.63%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)  Based on average shares outstanding.

(d)  Net of expenses waived or reimbursed by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distribution.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>  AllianceBernstein Growth & Income Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

GROWTH & INCOME PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING          ENDING
                                           ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID      ANNUALIZED
GROWTH & INCOME PORTFOLIO                 JANUARY 1, 2005    JUNE 30, 2005    DURING PERIOD*    EXPENSE RATIO*
---------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $  998.06           $2.92             0.59%
Hypothetical (5% return before expenses)       $1,000          $1,021.87           $2.96             0.59%

CLASS B
Actual                                         $1,000          $  996.75           $4.16             0.84%
Hypothetical (5% return before expenses)       $1,000          $1,020.63           $4.21             0.84%



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


GROWTH & INCOME PORTFOLIO
TEN LARGEST HOLDINGS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

American International Group, Inc.             $  127,082,130           4.8%
-------------------------------------------------------------------------------
Microsoft Corp.                                   125,822,052           4.7
-------------------------------------------------------------------------------
General Electric Co.                              125,041,455           4.7
-------------------------------------------------------------------------------
Citigroup, Inc.                                   110,794,818           4.1
-------------------------------------------------------------------------------
Altria Group, Inc.                                 86,178,848           3.2
-------------------------------------------------------------------------------
Fannie Mae                                         75,920,000           2.8
-------------------------------------------------------------------------------
Time Warner, Inc.                                  75,210,039           2.8
-------------------------------------------------------------------------------
The Home Depot, Inc.                               73,910,000           2.8
-------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                  72,061,010           2.7
-------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                    70,475,680           2.6
                                               --------------         -----
-------------------------------------------------------------------------------
                                               $  942,496,032          35.2%
-------------------------------------------------------------------------------


SECTOR DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)

                                                                    PERCENT OF
SECTOR                                           U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Finance                                        $  636,159,135          23.8%
-------------------------------------------------------------------------------
Consumer Services                                 365,372,234          13.7
-------------------------------------------------------------------------------
Consumer Staples                                  289,954,917          10.8
-------------------------------------------------------------------------------
Technology                                        249,398,906           9.3
-------------------------------------------------------------------------------
Healthcare                                        248,611,263           9.3
-------------------------------------------------------------------------------
Energy                                            238,964,433           8.9
-------------------------------------------------------------------------------
Capital Goods                                     217,314,571           8.1
-------------------------------------------------------------------------------
Utilities                                         154,157,463           5.8
-------------------------------------------------------------------------------
Transportation                                     98,496,232           3.7
-------------------------------------------------------------------------------
Basic Industry                                     85,148,601           3.2
-------------------------------------------------------------------------------
Consumer Manufacturing                             29,163,744           1.1
-------------------------------------------------------------------------------
Multi-Industry Companies                           12,420,282           0.5
-------------------------------------------------------------------------------
Aerospace & Defense                                10,954,000           0.4
                                               --------------         -----
-------------------------------------------------------------------------------
Total Investments*                              2,636,115,781          98.6
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities           38,553,602           1.4
                                               --------------         -----
-------------------------------------------------------------------------------
Net Assets                                     $2,674,669,383         100.0%
-------------------------------------------------------------------------------


*  Excludes short-term investments.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-98.6%
FINANCE-23.8%
BANKING - MONEY CENTER-3.0%
JPMorgan Chase & Co.                                1,918,900    $   67,775,548
Wachovia Corp.                                        268,600        13,322,560
                                                                 --------------
                                                                     81,098,108
                                                                 --------------
BANKING - REGIONAL-2.5%
Bank of America Corp.                                 914,800        41,724,028
North Fork Bancorporation, Inc.                       920,100        25,845,609
                                                                 --------------
                                                                     67,569,637
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT-2.4%
The Goldman Sachs Group, Inc.                          28,100         2,866,762
Merrill Lynch & Co., Inc.                             769,200        42,313,692
Morgan Stanley                                        329,800        17,304,606
                                                                 --------------
                                                                     62,485,060
                                                                 --------------
INSURANCE-8.9%
ACE Ltd. (Cayman Islands)                           1,131,100        50,729,835
AFLAC, Inc.                                           181,400         7,850,992
American International Group, Inc.                  2,187,300       127,082,129
Axis Capital Holdings Ltd. (Bermuda)                1,083,300        30,657,390
MetLife, Inc.                                         488,900        21,971,166
                                                                 --------------
                                                                    238,291,512
                                                                 --------------
MORTGAGE BANKING-2.8%
Fannie Mae                                          1,300,000        75,920,000
                                                                 --------------
MISCELLANEOUS-4.2%
Citigroup, Inc.                                     2,396,600       110,794,818
                                                                 --------------
                                                                    636,159,135
                                                                 --------------
CONSUMER SERVICES-13.7%
BROADCASTING & CABLE-9.9%
Comcast Corp. Cl. A (a)                               750,000        23,025,000
Comcast Corp. Special Cl. A (a)                       825,000        24,708,750
News Corp. Cl. A                                    3,119,700        50,476,746
Time Warner, Inc. (a)                               4,500,900        75,210,039
Viacom, Inc. Cl. B                                  2,250,500        72,061,010
Westwood One, Inc.                                    946,300        19,332,909
                                                                 --------------
                                                                    264,814,454
                                                                 --------------
ENTERTAINMENT & LEISURE-0.4%
Harley-Davidson, Inc.                                 111,400         5,525,440
Royal Caribbean Cruises Ltd. (Liberia)                104,500         5,053,620
                                                                 --------------
                                                                     10,579,060
                                                                 --------------
RETAIL - GENERAL MERCHANDISE-3.4%
Lowe's Cos., Inc.                                     276,000        16,068,720
The Home Depot, Inc.                                1,900,000        73,910,000
                                                                 --------------
                                                                     89,978,720
                                                                 --------------
                                                                    365,372,234
                                                                 --------------
CONSUMER STAPLES-10.8%
COSMETICS-3.1%
Avon Products, Inc.                                 1,861,900        70,472,915
The Estee Lauder Cos., Inc. Cl. A                     341,600        13,366,808
                                                                 --------------
                                                                     83,839,723
                                                                 --------------
HOUSEHOLD PRODUCTS-2.6%
Colgate-Palmolive Co.                                 416,000        20,762,560
The Procter & Gamble Co.                              934,600        49,300,150
                                                                 --------------
                                                                     70,062,710
                                                                 --------------
TOBACCO-4.4%
Altria Group, Inc.                                  1,332,800        86,178,848
Loews Corp. - Carolina Group                          899,300        29,964,676
                                                                 --------------
                                                                    116,143,524
                                                                 --------------
MISCELLANEOUS-0.7%
Fortune Brands, Inc.                                  224,200        19,908,960
                                                                 --------------
                                                                    289,954,917
                                                                 --------------
TECHNOLOGY-9.3%
COMMUNICATION EQUIPMENT-0.9%
QUALCOMM, Inc.                                        692,100        22,846,221
                                                                 --------------
COMPUTER SERVICES-1.8%
Fiserv, Inc. (a)                                    1,133,700        48,692,415
                                                                 --------------
SEMICONDUCTOR COMPONENTS-0.3%
Texas Instruments, Inc.                               334,800         9,397,836
                                                                 --------------
SOFTWARE-6.3%
Microsoft Corp.                                     5,065,300       125,822,052
Oracle Corp. (a)                                    1,973,200        26,046,240
Symantec Corp. (a)                                    763,300        16,594,142
                                                                 --------------
                                                                    168,462,434
                                                                 --------------
                                                                    249,398,906
                                                                 --------------


3


GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
HEALTHCARE-9.3%
BIOTECHNOLOGY-0.3%
Applera Corp. - Applied Biosystems Group              408,900    $    8,043,063
                                                                 --------------
DRUGS-2.6%
Eli Lilly & Co.                                       639,300        35,615,403
Forest Laboratories, Inc. (a)                         340,100        13,212,885
Pfizer, Inc.                                          716,500        19,761,070
                                                                 --------------
                                                                     68,589,358
                                                                 --------------
MEDICAL PRODUCTS-2.2%
Boston Scientific Corp. (a)                         2,207,300        59,597,100
                                                                 --------------
MEDICAL SERVICES-4.2%
Health Management Associates, Inc. Cl. A              863,600        22,609,048
UnitedHealth Group, Inc.                              370,100        19,297,014
WellPoint Health Networks, Inc. (a)                 1,012,000        70,475,680
                                                                 --------------
                                                                    112,381,742
                                                                 --------------
                                                                    248,611,263
                                                                 --------------
ENERGY-8.9%
DOMESTIC PRODUCERS-1.0%
Noble Energy, Inc.                                    359,900        27,226,435
                                                                 --------------
INTERNATIONAL-2.7%
BP p.l.c. (ADR) (United Kingdom)                      402,900        25,132,902
Exxon Mobil Corp.                                     819,200        47,079,424
                                                                 --------------
                                                                     72,212,326
                                                                 --------------
OIL SERVICE-3.5%
Baker Hughes, Inc.                                    575,600        29,447,696
EnCana Corp. (Canada)                                 209,000         8,274,310
FMC Technologies, Inc. (a)                             39,670         1,268,250
Marathon Oil Corp.                                    219,300        11,704,041
Nabors Industries Ltd. (Bermuda) (a)                  382,500        23,187,150
Schlumberger Ltd. (Netherlands)                       273,700        20,784,778
                                                                 --------------
                                                                     94,666,225
                                                                 --------------
MISCELLANEOUS-1.7%
ConocoPhillips                                        780,300        44,859,447
                                                                 --------------
                                                                    238,964,433
                                                                 --------------
CAPITAL GOODS-8.1%
ELECTRICAL EQUIPMENT-1.5%
Emerson Electric Co.                                  483,350        30,272,211
Johnson Controls, Inc.                                170,700         9,615,531
                                                                 --------------
                                                                     39,887,742
                                                                 --------------
MACHINERY-0.6%
Deere & Co.                                            64,600         4,230,654
Ingersoll-Rand Co. Cl. A (Bermuda)                    181,200        12,928,620
                                                                 --------------
                                                                     17,159,274
                                                                 --------------
MISCELLANEOUS-6.0%
General Electric Co.                                3,608,700       125,041,455
United Technologies Corp.                             686,000        35,226,100
                                                                 --------------
                                                                    160,267,555
                                                                 --------------
                                                                    217,314,571
                                                                 --------------
UTILITIES-5.8%
ELECTRIC & GAS UTILITY-1.7%
Entergy Corp.                                         261,100        19,726,105
PPL Corp.                                             285,900        16,976,742
Sempra Energy                                         182,200         7,526,682
                                                                 --------------
                                                                     44,229,529
                                                                 --------------
TELEPHONE UTILITY-4.1%
BellSouth Corp.                                       865,200        22,988,364
SBC Communications, Inc.                            2,107,100        50,043,625
Verizon Communications, Inc.                        1,067,900        36,895,945
                                                                 --------------
                                                                    109,927,934
                                                                 --------------
                                                                    154,157,463
                                                                 --------------
TRANSPORTATION-3.7%
AIR FREIGHT-0.9%
United Parcel Service, Inc. Cl. B                     357,200        24,703,952
                                                                 --------------
RAILROAD-2.8%
Burlington Northern Santa Fe Corp.                    191,000         8,992,280
Union Pacific Corp.                                 1,000,000        64,800,000
                                                                 --------------
                                                                     73,792,280
                                                                 --------------
                                                                     98,496,232
                                                                 --------------
BASIC INDUSTRY-3.2%
CHEMICALS-3.2%
Air Products and Chemicals, Inc.                      956,200        57,658,860
E.I. du Pont de Nemours & Co.                         503,500        21,655,535
Rohm and Haas Co.                                     125,900         5,834,206
                                                                 --------------
                                                                     85,148,601
                                                                 --------------
CONSUMER MANUFACTURING-1.1%
BUILDING & RELATED-1.1%
American Standard Cos., Inc.                          695,700        29,163,744
                                                                 --------------


4


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    SHARES OR
                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
MULTI-INDUSTRY COMPANIES-0.5%
Danaher Corp.                                         237,300    $   12,420,282
                                                                 --------------
AEROSPACE & DEFENSE-0.4%
AEROSPACE-0.4%
General Dynamics Corp.                                100,000        10,954,000
                                                                 --------------
Total Common Stocks
  (cost $2,360,094,318)                                           2,636,115,781
                                                                 --------------
SHORT-TERM INVESTMENT-1.4%
TIME DEPOSIT-1.4%
The Bank of New York
  2.063%, 7/01/05
  (cost $39,069,000)                                  $39,069        39,069,000
                                                                 --------------
TOTAL INVESTMENTS-100.0%
  (cost $2,399,163,318)                                           2,675,184,781
Other assets less liabilities-0.0%                                     (515,398)
                                                                 --------------
NET ASSETS-100%                                                  $2,674,669,383
                                                                 ==============


(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt

See Notes to Financial Statements.


5


GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $2,399,163,318)      $2,675,184,781
  Cash                                                                    1,263
  Receivable for investment securities sold                          30,332,700
  Dividends and interest receivable                                   3,378,400
  Receivable for capital stock sold                                   1,159,177
                                                                 --------------
  Total assets                                                    2,710,056,321
                                                                 --------------
LIABILITIES
  Payable for investment securities purchased                        29,151,486
  Payable for capital stock redeemed                                  4,150,328
  Advisory fee payable                                                1,207,971
  Distribution fee payable                                              432,410
  Administrative fee payable                                              1,215
  Transfer agent fee payable                                                 59
  Accrued expenses                                                      443,469
                                                                 --------------
  Total liabilities                                                  35,386,938
                                                                 --------------
NET ASSETS                                                       $2,674,669,383
                                                                 ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      113,657
  Additional paid-in capital                                      2,395,029,279
  Undistributed net investment income                                13,259,729
  Accumulated net realized loss on investment transactions           (9,754,745)
  Net unrealized appreciation of investments                        276,021,463
                                                                 --------------
                                                                 $2,674,669,383
                                                                 ==============
CLASS A SHARES
  Net assets                                                     $  596,388,676
                                                                 ==============
  Shares of capital stock outstanding                                25,184,733
                                                                 ==============
  Net asset value per share                                      $        23.68
                                                                 ==============
CLASS B SHARES
  Net assets                                                     $2,078,280,707
                                                                 ==============
  Shares of capital stock outstanding                                88,472,344
                                                                 ==============
  Net asset value per share                                      $        23.49
                                                                 ==============


See Notes to Financial Statements.


6


GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $7,479)            $   23,565,513
  Interest                                                              393,490
                                                                 --------------
  Total investment income                                            23,959,003
                                                                 --------------
EXPENSES
  Advisory fee                                                        7,237,992
  Distribution fee -- Class B                                         2,567,286
  Printing                                                              346,185
  Custodian                                                             142,151
  Legal                                                                  52,135
  Administrative                                                         36,250
  Audit                                                                  20,730
  Directors' fees                                                           496
  Transfer agency                                                           403
  Miscellaneous                                                          77,443
                                                                 --------------
  Total expenses                                                     10,481,071
                                                                 --------------
  Net investment income                                              13,477,932
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                      156,443,168
  Net change in unrealized appreciation/depreciation of
    investments                                                    (179,904,273)
                                                                 --------------
  Net loss on investment transactions                               (23,461,105)
                                                                 --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                       $   (9,983,173)
                                                                 ==============


See Notes to Financial Statements.


7


GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                  (UNAUDITED)          2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                         $   13,477,932   $   35,537,953
  Net realized gain on investment
    transactions                                   156,443,168      105,022,737
  Net change in unrealized appreciation/
    depreciation of investments                   (179,904,273)     128,326,583
                                                --------------   --------------
  Net increase (decrease) in net assets
    from operations                                 (9,983,173)     268,887,273

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (8,911,022)      (5,566,213)
    Class B                                        (26,654,855)     (13,683,981)

CAPITAL STOCK TRANSACTIONS
  Net increase                                      47,788,584      147,448,288
                                                --------------   --------------
  Total increase                                     2,239,534      397,085,367

NET ASSETS
  Beginning of period                            2,672,429,849    2,275,344,482
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $13,259,729
    and $35,347,674, respectively)              $2,674,669,383   $2,672,429,849
                                                ==============   ==============


See Notes to Financial Statements.


8


GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Growth & Income Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying, common stocks of good quality. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the


9


GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. Dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .625% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.


10


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005 amounted to $1,836,548, of which $178,081 and $0, respectively, was paid to Sanford C. Bernstein &Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                  PURCHASES          SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $  898,119,958   $  838,903,273
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                    $  337,419,506
Gross unrealized depreciation                                       (61,398,043)
                                                                 --------------
Net unrealized appreciation                                      $  276,021,463
                                                                 ==============

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to


11


GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


12


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED       ENDED         YEAR ENDED
                   JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                     (UNAUDITED)       2004        (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,583,151     3,532,531   $  61,990,579   $  78,969,217
Shares issued
  in reinvestment
  of dividends           374,098       251,523       8,911,022       5,566,213
Shares redeemed       (3,834,464)   (5,415,639)    (91,502,933)   (120,998,817)
                     ------------  ------------  --------------  --------------
Net decrease            (877,215)   (1,631,585)  $ (20,601,332)  $ (36,463,387)
                     ===========   ===========   =============   =============

CLASS B
Shares sold            6,994,180    17,417,975   $ 167,495,483   $ 384,138,537
Shares issued
  in reinvestment
  of dividends         1,127,532       623,132      26,654,855      13,683,981
Shares redeemed       (5,302,574)   (9,695,569)   (125,760,422)   (213,910,843)
                     ------------  ------------  --------------  --------------
Net increase           2,819,138     8,345,538   $  68,389,916   $ 183,911,675
                     ===========   ===========   =============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $   19,250,194   $   15,991,212
                                            --------------   --------------
Total taxable distributions                     19,250,194       15,991,212
                                            --------------   --------------
Total distributions paid                    $   19,250,194   $   15,991,212
                                            ==============   ==============


13


GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $   35,347,674
Accumulated capital and other losses                           (159,256,387)(a)
Unrealized appreciation/(depreciation)                          448,984,210(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $  325,075,497
                                                             ==============

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $159,256,387 of which $136,280,263 expires in the year 2010 and $22,976,124 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year the Portfolio utilized capital loss carryforwards of $92,862,698.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that cer-


14


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

tain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


15


GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005 ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $24.08       $21.80       $16.62       $22.16       $23.15       $21.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .14          .36(b)       .23          .22          .21          .22
Net realized and unrealized gain (loss)
  on investment and foreign
  currency transactions                         (.18)        2.12         5.15        (5.01)        (.05)        2.75
Net increase (decrease) in net asset
  value from operations                         (.04)        2.48         5.38        (4.79)         .16         2.97

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.36)        (.20)        (.20)        (.12)        (.14)        (.14)
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-        (.63)       (1.01)       (1.47)
Total dividends and distributions               (.36)        (.20)        (.20)        (.75)       (1.15)       (1.61)
Net asset value, end of period                $23.68       $24.08       $21.80       $16.62       $22.16       $23.15

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.19)%      11.46%       32.50%      (22.05)%        .36%       13.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $596,388     $627,689     $603,673     $456,402     $673,722     $596,547
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .59%(d)      .60%         .66%         .68%         .67%         .69%
  Expenses, before waivers and
    reimbursements                               .59%(d)      .65%         .66%         .68%         .67%         .69%
  Net investment income                         1.20%(d)     1.62%(b)     1.25%        1.15%         .95%        1.01%
Portfolio turnover rate                           32%          50%          57%          69%          80%          74%



See footnote summary on page 17.


16


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS B
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                        YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2005  ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $23.87       $21.62       $16.49       $22.03       $23.06       $21.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .11          .31(b)       .18          .17          .16          .18
Net realized and unrealized gain (loss)
  on investment and foreign
  currency transactions                         (.19)        2.10         5.11        (4.98)        (.05)        2.73
Net increase (decrease) in net asset
  value from operations                         (.08)        2.41         5.29        (4.81)         .11         2.91

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.30)        (.16)        (.16)        (.10)        (.13)        (.14)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-        (.63)       (1.01)       (1.47)
Total dividends and distributions               (.30)        (.16)        (.16)        (.73)       (1.14)       (1.61)
Net asset value, end of period                $23.49       $23.87       $21.62       $16.49       $22.03       $23.06

TOTAL RETURN
Total investment return based on net
  asset value (c)                               (.33)%      11.22%       32.18%      (22.26)%        .15%       13.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $2,078,281   $2,044,741   $1,671,671   $1,067,952     $889,394     $151,739
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .84%(d)      .85%         .91%         .93%         .92%         .95%
  Expenses, before waivers and
    reimbursements                               .84%(d)      .90%         .91%         .93%         .92%         .95%
  Net investment income                          .95%(d)     1.39%(b)      .99%         .91%         .75%         .85%
Portfolio turnover rate                           32%          50%          57%          69%          80%          74%



(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


17


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein
Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>    AllianceBernstein Growth Portfolio


SEMI-ANNUAL REPORT





INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.




GROWTH PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning           Ending
                                              Account Value      Account Value    Expenses Paid       Annualized
Growth Portfolio                             January 1, 2005     June 30, 2005    During Period*    Expense Ratio*
----------------                             ---------------     -------------    --------------    --------------
Class A
Actual                                           $ 1,000          $ 1,002.19          $ 4.42              0.89%
Hypothetical (5% return before expenses)         $ 1,000          $ 1,020.38          $ 4.46              0.89%
Class B
Actual                                           $ 1,000          $ 1,001.11          $ 5.66              1.14%
Hypothetical (5% return before expenses)         $ 1,000          $ 1,019.14          $ 5.71              1.14%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                         U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Legg Mason, Inc.                                $ 13,242,792           4.8%
WellPoint Health Networks, Inc.                   11,936,296           4.4
Marvell Technology Group Ltd. (Bermuda)           10,970,736           4.0
Zimmer Holdings, Inc.                             10,115,376           3.7
Juniper Networks, Inc.                             9,719,480           3.6
Dell, Inc.                                         8,937,162           3.3
Yahoo!, Inc.                                       8,776,845           3.2
Citigroup, Inc.                                    8,681,994           3.2
eBay, Inc.                                         8,602,406           3.1
Symantec Corp.                                     8,550,342           3.1
                                                ------------        ------
                                                $ 99,533,429          36.4%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)
_______________________________________________________________________________

                                                                    PERCENT OF
SECTOR                                          U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Technology                                      $ 92,620,689          33.8%
Healthcare                                        67,823,948          24.8
Finance                                           42,934,467          15.7
Consumer Services                                 31,556,061          11.5
Consumer Manufacturing                            22,962,121           8.4
Oil & Gas Field Services                           5,672,718           2.1
Multi-Industry Companies                           3,459,674           1.3
Aerospace & Defense                                3,040,226           1.1
Capital Goods                                      1,438,200           0.5
                                                ------------        ------
Total Investments                                271,508,104          99.2
Cash and receivables, net of liabilities           2,052,241           0.8
                                                ------------        ------
Net Assets                                      $273,560,345         100.0%


Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.2%
TECHNOLOGY-33.8%
COMMUNICATION EQUIPMENT-6.2%
Corning, Inc. (a)                               167,500    $   2,783,850
Juniper Networks, Inc. (a)                      386,000        9,719,480
QUALCOMM, Inc.                                  136,400        4,502,564
                                                             ------------
                                                              17,005,894

COMPUTER HARDWARE/ STORAGE-6.0%
Apple Computer, Inc. (a)                         97,100        3,574,251
Dell, Inc. (a)                                  226,200        8,937,162
EMC Corp. (a)                                   283,500        3,886,785
                                                             ------------
                                                              16,398,198

COMPUTER PERIPHERALS-1.4%
Network Appliance, Inc. (a)                     138,800        3,923,876

COMPUTER SERVICES-0.5%
Infosys Technologies Ltd. (ADR) (India)          18,600        1,440,942

INTERNET MEDIA-6.3%
Google, Inc. Cl.A (a)                            28,900        8,500,935
Yahoo!, Inc. (a)                                253,300        8,776,845
                                                             ------------
                                                              17,277,780

SEMI-CONDUCTOR COMPONENTS-5.5%
Broadcom Corp. Cl.A (a)                         115,600        4,104,956
Marvell Technology Group Ltd. (Bermuda) (a)     288,400       10,970,736
                                                             ------------
                                                              15,075,692

SOFTWARE-5.3%
Comverse Technology, Inc. (a)                   132,400        3,131,260
SAP AG (ADR) (Germany)                           63,900        2,766,870
Symantec Corp. (a)                              393,300        8,550,342
                                                             ------------
                                                              14,448,472

MISCELLANEOUS-2.6%
Amphenol Corp. Cl.A                             175,500        7,049,835
                                                             ------------
                                                              92,620,689

HEALTHCARE-24.8%
BIOTECHNOLOGY-3.1%
Affymetrix, Inc. (a)                             29,900        1,612,507
Amgen, Inc. (a)                                  22,700        1,372,442
Genentech, Inc. (a)                              67,100        5,386,788
                                                             ------------
                                                               8,371,737

DRUGS-3.9%
Forest Laboratories, Inc. (a)                    92,700        3,601,395
Teva Pharmaceutical Industries
  Ltd. (ADR) (Israel)                           224,400        6,987,816
                                                             ------------
                                                              10,589,211

MEDICAL PRODUCTS-12.6%
Alcon, Inc. (Switzerland)                        69,000        7,545,150
Patterson Cos, Inc. (a)                          48,700        2,195,396
St. Jude Medical, Inc. (a)                      186,600        8,137,626
Stryker Corp.                                   137,000        6,515,720
Zimmer Holdings, Inc. (a)                       132,800       10,115,376
                                                             ------------
                                                              34,509,268

MEDICAL SERVICES-5.2%
Caremark Rx, Inc. (a)                            54,300        2,417,436
WellPoint Health Networks, Inc. (a)             171,400       11,936,296
                                                             ------------
                                                              14,353,732
                                                             ------------
                                                              67,823,948

FINANCE-15.7%
BROKERAGE & MONEY MANAGEMENT-9.3%
Legg Mason, Inc.                                127,200       13,242,792
Merrill Lynch & Co., Inc.                        51,500        2,833,015
The Charles Schwab Corp.                        251,300        2,834,664
The Goldman Sachs Group, Inc.                    64,600        6,590,492
                                                             ------------
                                                              25,500,963

INSURANCE-3.2%
American International Group, Inc.              131,100        7,616,910
Everest Re Group Ltd. (Bermuda)                  12,200        1,134,600
                                                             ------------
                                                               8,751,510

MISCELLANEOUS-3.2%
Citigroup, Inc.                                 187,800        8,681,994
                                                             ------------
                                                              42,934,467

CONSUMER SERVICES-11.5%
ADVERTISING-0.2%
Getty Images, Inc. (a)                            7,200          534,672

APPAREL-1.6%
Coach, Inc. (a)                                  92,100        3,091,797
Urban Outfitters, Inc. (a)                       22,300        1,264,187
                                                             ------------
                                                               4,355,984

BROADCASTING & CABLE-1.1%
XM Satellite Radio Holdings, Inc. Cl.A (a)       93,800        3,157,308


3


GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
RESTAURANT & LODGING-0.1%
Starbucks Corp. (a)                               2,800    $     144,648

RETAIL-GENERAL MERCHANDISE-5.5%
Dick's Sporting Goods, Inc. (a)                  35,800        1,381,522
eBay, Inc. (a)                                  260,600        8,602,406
Lowe's Cos., Inc.                                67,100        3,906,562
Williams-Sonoma, Inc. (a)                        33,500        1,325,595
                                                             ------------
                                                              15,216,085

MISCELLANEOUS-3.0%
Corporate Executive Board Co.                    12,900        1,010,457
Education Management Corp. (a)                   73,100        2,465,663
Iron Mountain, Inc. (a)                          79,400        2,462,988
Strayer Education, Inc.                          25,600        2,208,256
                                                             ------------
                                                               8,147,364
                                                             ------------
                                                              31,556,061

CONSUMER MANUFACTURING-8.4%
BUILDING & RELATED-8.4%
Centex Corp.                                     79,600        5,625,332
D.R. Horton, Inc.                               163,833        6,161,759
Lennar Corp. Cl.A                                87,400        5,545,530
NVR, Inc. (a)                                     6,950        5,629,500
                                                             ------------
                                                              22,962,121

OIL AND GAS FIELD SERVICES-2.1%
ENERGY EQUIPMENT & SERVICE-2.1%
Schlumberger Ltd.                                74,700        5,672,718

MULTI-INDUSTRY COMPANIES-1.3%
Danaher Corp.                                    66,100        3,459,674

AEROSPACE & DEFENSE-1.1%
DEFENSE ELECTRONICS-1.1%
L-3 Communications Holdings, Inc.                39,700        3,040,226

CAPITAL GOODS-0.5%
MACHINERY-0.5%
Actuant Corp. Cl.A (a)                           30,000        1,438,200

Total Common Stocks
  (cost $195,666,212)                                        271,508,104

TOTAL INVESTMENTS-99.2%
  (cost $195,666,212)                                        271,508,104
Other assets less liabilities-0.8%                             2,052,241

NET ASSETS-100%                                            $ 273,560,345


(a)  Non-income producing security.

     Glossary:

     ADR - American Depository Receipt

     See Notes to Financial Statements.


4


GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $195,666,212)        $ 271,508,104
  Cash                                                                 975,797
  Receivable for investment securities sold                          1,901,303
  Dividends receivable                                                  61,002
  Receivable for capital stock sold                                     36,318
  Total assets                                                     274,482,524

LIABILITIES
  Payable for capital stock redeemed                                   504,401
  Advisory fee payable                                                 169,327
  Distribution fee payable                                              31,234
  Payable for investment securities purchased                           30,756
  Administrative fee payable                                             1,215
  Transfer agent fee payable                                                59
  Accrued expenses                                                     185,187
  Total liabilities                                                    922,179

NET ASSETS                                                       $ 273,560,345

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      15,039
  Additional paid-in capital                                       328,752,636
  Accumulated net investment loss                                     (718,693)
  Accumulated net realized loss on investment transactions        (130,330,529)
  Net unrealized appreciation of investments                        75,841,892
                                                                 $ 273,560,345

Class A Shares
  Net assets                                                     $ 121,793,895
  Shares of capital stock outstanding                                6,639,344
  Net asset value per share                                      $       18.34

Class B Shares
  Net assets                                                     $ 151,766,450
  Shares of capital stock outstanding                                8,399,735
  Net asset value per share                                      $       18.07


See Notes to Financial Statements.


5


GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $19,499)           $     640,278
  Interest                                                               9,110
  Total investment income                                              649,388

EXPENSES
  Advisory fee                                                       1,006,813
  Distribution fee--Class B                                            182,058
  Custodian                                                             74,514
  Administrative                                                        36,250
  Printing                                                              36,132
  Audit                                                                 20,730
  Legal                                                                  5,581
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                         12,650
  Total expenses                                                     1,375,627
  Net investment loss                                                 (726,239)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
    TRANSACTIONS
  Net realized gain on investment transactions                      11,850,526
  Net change in unrealized appreciation/depreciation
    of investments                                                 (11,531,113)
  Net gain on investment transactions                                  319,413

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $    (406,826)


See Notes to Financial Statements.


6


GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              Six Months Ended    Year Ended
                                               June 30, 2005     December 31,
                                                (unaudited)          2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment loss                          $    (726,239)    $  (1,530,586)
  Net realized gain on investment
    transactions                                  11,850,526        19,525,775
  Net change in unrealized
    appreciation/depreciation of
    investments                                  (11,531,113)       18,576,850
  Net increase (decrease) in net assets
    from operations                                 (406,826)       36,572,039

CAPITAL STOCK TRANSACTIONS
  Net decrease                                   (16,277,038)       (8,596,957)
  Total increase (decrease)                      (16,683,864)       27,975,082

NET ASSETS
  Beginning of period                            290,244,209       262,269,127
  End of period (including accumulated
    net investment loss and undistributed
    net investment income of ($718,693)
    and $7,546, respectively)                  $ 273,560,345     $ 290,244,209


See Notes to Financial Statements.


7


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies
The AllianceBernstein Growth Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to provide long-term growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended, in connection with the final agreement with the office of New York Attorney General ("NYAG") so that the advisory fee is calculated at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.


9


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $126,595 of which $207 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: Distribution Plan
The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                 Purchases           Sales
                                                ------------      ------------
Investment securities (excluding U.S.
  government securities)                        $ 58,197,420      $ 73,200,409
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 76,565,555
Gross unrealized depreciation                                         (723,663)
Net unrealized appreciation                                       $ 75,841,892


1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write
(sell) call options and purchase put options on U.S. securities and foreign currencies that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS Warburg LLC(the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.

NOTE F: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2005  December 31,  June 30, 2005   December 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold               88,778       401,183   $   1,577,233   $   6,730,222
Shares redeemed         (952,762)   (1,790,906)    (16,665,790)    (29,838,731)
Net decrease            (863,984)   (1,389,723)  $ (15,088,557)  $ (23,108,509)


11


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund

_______________________________________________________________________________


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2005  December 31,  June 30, 2005   December 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class B
Shares sold              901,436     3,293,538   $  15,663,098   $  55,088,374
Shares redeemed         (972,186)   (2,464,295)    (16,851,579)    (40,576,822)
Net increase
  (decrease)             (70,750)      829,243   $  (1,188,481)  $  14,511,552


NOTE G: Risks Involved in Investing in the Portfolio
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H:Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                        $ (141,967,694)(a)
Unrealized appreciation/(depreciation)                          87,167,190(b)
Total accumulated earnings/(deficit)                        $  (54,800,504)

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $141,967,694 of which $42,732,873 expires in the year 2009, $84,319,349 expires in the year 2010, and $14,915,472 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's merger with Brinson Series Trust Aggressive Growth Portfolio, may apply. During the current fiscal year, the Portfolio utilized capital loss carryforward of $19,458,382.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of dividends received.


NOTE J:Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein



12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of


13


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


14


GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                          Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $18.30       $15.95       $11.81       $16.42       $25.10       $33.59

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                (.04)        (.07)        (.06)        (.06)        (.06)         .08
Net realized and unrealized gain (loss)
  on investment transactions                     .08         2.42         4.20        (4.55)       (5.47)       (5.36)
Net increase (decrease) in net asset value
  from operations                                .04         2.35         4.14        (4.61)       (5.53)       (5.28)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-          -0-        (.06)        (.02)
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-          -0-       (1.85)       (3.19)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-       (1.23)          -0-
Return of capital                                 -0-          -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions                 -0-          -0-          -0-          -0-       (3.15)       (3.21)
Net asset value, end of period                $18.34       $18.30       $15.95       $11.81       $16.42       $25.10

TOTAL RETURN
Total investment return based on
  net asset value (b)                            .22%       14.73%       35.06%      (28.08)%     (23.47)%     (17.51)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $121,794     $137,345     $141,809     $121,439     $226,237     $357,664
Ratio to average net assets of:
  Expenses                                       .89%(c)      .88%         .89%         .88%         .85%         .81%
  Net investment income (loss)                  (.41)%(c)    (.43)%       (.43)%       (.44)%       (.31)%        .26%
Portfolio turnover rate                           21%          56%          49%          38%         104%          58%


See footnote summary on page 16.


15


GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS B
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                          Year Ended December 31,
                                           June 30, 2005 ---------------------------------------------------------------
                                            (unaudited)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $18.05       $15.76       $11.70       $16.31       $24.99       $33.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                (.06)        (.11)        (.09)        (.09)        (.11)         .04
Net realized and unrealized gain (loss)
  on investment transactions                     .08         2.40         4.15        (4.52)       (5.44)       (5.39)
Net increase (decrease) in net asset value
  from operations                                .02         2.29         4.06        (4.61)       (5.55)       (5.35)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-          -0-        (.04)        (.01)
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-          -0-       (1.85)       (3.19)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-       (1.23)          -0-
Return of capital                                 -0-          -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions                 -0-          -0-          -0-          -0-       (3.13)       (3.20)
Net asset value, end of period                $18.07       $18.05       $15.76       $11.70       $16.31       $24.99

TOTAL RETURN
Total investment return based on
  net asset value (b)                            .11%       14.53%       34.70%      (28.26)%     (23.65)%     (17.75)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $151,766     $152,899     $120,460      $71,724      $94,215      $54,127
Ratio to average net assets of:
  Expenses                                      1.14%(c)     1.13%        1.14%        1.13%        1.11%        1.08%
  Net investment income (loss)                  (.66)%(c)    (.68)%       (.68)%       (.69)%       (.59)%        .13%
Portfolio turnover rate                           21%          56%          49%          38%         104%          58%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


16



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>  AllianceBernstein Americas Government Income Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

AMERICAS GOVERNMENT INCOME PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING           ENDING
                                           ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID      ANNUALIZED
AMERICAS GOVERNMENT INCOME PORTFOLIO      JANUARY 1, 2005    JUNE 30, 2005    DURING PERIOD*    EXPENSE RATIO*
---------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $1,053.41           $6.42             1.26%
Hypothetical (5% return before expenses)       $1,000          $1,018.55           $6.31             1.26%

CLASS B
Actual                                         $1,000          $1,051.66           $7.68             1.51%
Hypothetical (5% return before expenses)       $1,000          $1,017.31           $7.55             1.51%



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


AMERICAS GOVERNMENT INCOME PORTFOLIO
SECURITY TYPE BREAKDOWN
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


                                                                    PERCENT OF
SECURITY TYPE                                    U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Government/Agency Obligations                    $ 37,722,007          65.4%
-------------------------------------------------------------------------------
U.S. Treasury Securities                           27,380,779          47.4
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments*                                 65,102,786         112.8
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities           (7,392,368)        (12.8)
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $ 57,710,418         100.0%
-------------------------------------------------------------------------------


*  Excludes short-term investments.


2


AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS-112.8%
CANADA-17.4%
GOVERNMENT/AGENCY OBLIGATIONS-17.4%
Government of Canada
  3.00%, 12/01/36 (a)                         CAD     $ 1,293    $    1,317,563
  5.75%, 6/01/33 (a)                                    5,077         5,127,969
  6.00%, 6/01/11 (a)                                    2,992         2,764,254
Province of Ontario
  5.60%, 6/02/35 (a)                                      300           278,683
Province of Quebec
  5.50%, 12/01/14 (a)                                     600           539,574
                                                                 --------------
Total Canadian Securities
  (cost $9,536,557)                                                  10,028,043
                                                                 --------------
MEXICO-26.0%
GOVERNMENT/AGENCY OBLIGATIONS-26.0%
Mexican Government Bonds
  8.00%, 12/07/23 (a)                         MXP      34,501         2,722,267
  Series M
  9.00%, 12/22/11 (a)                                  15,000         1,374,066
  Series M7
  8.00%, 12/24/08 (a)                                  46,242         4,156,210
  Series M20
  10.00%, 12/05/24 (a)                                 16,205         1,541,516
  Series MI7
  9.00%, 12/24/09 (a)                                  37,390         3,452,911
  Series MI10
  9.00%, 12/20/12 (a)                                  19,322         1,767,320
                                                                 --------------
Total Mexican Securities
  (cost $14,084,609)                                                 15,014,290
                                                                 --------------
UNITED STATES-69.4%
U.S. GOVERNMENT SPONSORED AGENCY
  OBLIGATIONS-22.0%
Federal National Mortgage Association
  4.125%, 4/15/14                             US        2,000         1,984,136
  5.375%, 11/15/11                                      5,000         5,358,400
  7.00%, 3/01/32                                          161           170,145
Government National Mortgage Association
  6.00%, TBA                                            5,000         5,156,250
  9.00%, 9/15/24                                           10            10,743
                                                                 --------------
                                                                     12,679,674
                                                                 --------------
U.S. TREASURY SECURITIES-47.4%
U.S. Treasury Bonds
  6.25%, 5/15/30                                        3,300         4,298,379
U.S. Treasury Notes
  1.625%, 1/15/15 (TIPS)                                2,965         2,954,368
  3.50%, 11/15/09                                       4,915         4,871,802
  4.25%, 8/15/13-11/15/13 (b)                           3,570         3,658,957
  4.875%, 2/15/12 (c)                                   3,570           159,305
U.S. Treasury Strips
  0.00%, 5/15/13-11/15/21                              20,700        11,437,968
                                                                 --------------
                                                                     27,380,779
                                                                 --------------
Total United States Securities
  (cost $37,121,812)                                                 40,060,453
                                                                 --------------
Total Long-Term Investments
  (cost $60,742,978)                                                 65,102,786
                                                                 --------------
SHORT-TERM INVESTMENTS-2.3%
TIME DEPOSITS-2.3%
Bank of New York
  2.063%, 7/01/05                                         525           525,000
Societe Generale
  3.34%, 7/01/05                                          800           800,000
                                                                 --------------
Total Short-Term Investments
  (cost $1,325,000)                                                   1,325,000
                                                                 --------------
TOTAL INVESTMENTS-115.1%
  (cost $62,067,978)                                                 66,427,786
Other assets less liabilities-(15.1%)                                (8,717,368)
                                                                 --------------
NET ASSETS-100%                                                  $   57,710,418
                                                                 ==============


3


AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

FORWARD EXCHANGE CURRENCY CONTRACTS (SEE NOTE D)

                                                            U.S. $
                                          CONTRACT         VALUE ON         U.S. $         UNREALIZED
                                           AMOUNT        ORIGINATION       CURRENT        APPRECIATION/
                                            (000            DATE            VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------

BUY CONTRACTS
Canadian Dollar, settling 7/07/05             697       $  566,768       $  568,870         $   2,102

SALE CONTRACTS
Canadian Dollar, settling 7/08/05           2,448        1,967,681        1,997,924           (30,243)
Canadian Dollar, settling 8/05/05           9,098        7,318,313        7,431,281          (112,968)
Mexican Peso, settling 7/15/05            105,293        9,602,658        9,776,909          (174,251)
Mexican Peso, settling 7/20/05              4,953          452,766          459,510            (6,744)



FINANCIAL FUTURES CONTRACTS SOLD (SEE NOTE D)

                                                                  VALUE AT
                      NUMBER OF     EXPIRATION     ORIGINAL        JUNE 30,       UNREALIZED
TYPE                  CONTRACTS       MONTH         VALUE           2005         DEPRECIATION
-----------------------------------------------------------------------------------------------
U.S. Treasury Note                 September
10 Year Futures          112         2005        $12,545,562     $12,708,500     $ (162,938)



REVERSE REPURCHASE AGREEMENT (SEE NOTE D)


BROKER                          INTEREST RATE            MATURITY               AMOUNT
--------------------------------------------------------------------------------------
Deutsche Bank                       3.25%                7/01/05              $2,930,364



(a) Position, or portion thereof, with an aggregate market value of $25,237,297 have been segregated to collateralize open forward exchange currency contracts.

(b) Position, or portion thereof, with an aggregate market value of $3,123,167 have been segregated to collateralize reverse repurchase agreements.

(c) Position, with a market value of $159,305 has been segregated to collateralize margin requirement for open futures contracts.

Currency Abbreviations:

CAD - Canadian Dollar

MXP - Mexican Peso

US$ - United States Dollar

Glossary of Terms:

TBA - To Be Assigned-Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS - Treasury Inflation Protected Security

See Notes to Financial Statements.


4


AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $62,067,978)           $ 66,427,786
  Cash                                                                      634
  Foreign cash, at value (cost $219,141)                                220,724
  Unrealized appreciation of forward exchange currency
    contracts                                                             2,102
  Interest receivable                                                   743,594
                                                                   ------------
  Total assets                                                       67,394,840
                                                                   ------------
LIABILITIES
  Unrealized depreciation of forward exchange currency
    contracts                                                           324,206
  Payable for investment securities purchased                         6,224,274
  Reverse repurchase agreement                                        2,930,364
  Payable for capital stock redeemed                                     65,173
  Advisory fee payable                                                   23,590
  Payable for variation margin on futures contracts                      22,750
  Distribution fee payable                                                2,355
  Administrative fee payable                                              1,215
  Transfer agent fee payable                                                 55
  Accrued expenses                                                       90,440
                                                                   ------------
  Total liabilities                                                   9,684,422
                                                                   ------------
NET ASSETS                                                         $ 57,710,418
                                                                   ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $      4,559
  Additional paid-in capital                                         53,834,951
  Undistributed net investment income                                   418,684
  Accumulated net realized loss on investment and foreign
    currency transactions                                              (419,744)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                       3,871,968
                                                                   ------------
                                                                   $ 57,710,418
                                                                   ============
CLASS A SHARES
  Net assets                                                       $ 46,076,221
                                                                   ============
  Shares of capital stock outstanding                                 3,639,270
                                                                   ============
  Net asset value per share                                        $      12.66
                                                                   ============
CLASS B SHARES
  Net assets                                                       $ 11,634,197
                                                                   ============
  Shares of capital stock outstanding                                   919,839
                                                                   ============
  Net asset value per share                                        $      12.65
                                                                   ============


See Notes to Financial Statements.


5


AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $  1,914,731
                                                                   ------------
EXPENSES
  Advisory fee                                                          140,389
  Distribution fee -- Class B                                            12,897
  Custodian                                                              71,502
  Administrative                                                         36,250
  Audit                                                                  20,730
  Printing                                                                6,698
  Legal                                                                   1,160
  Directors' fees                                                           496
  Transfer agency                                                           403
  Miscellaneous                                                           8,353
                                                                   ------------
  Total expenses before interest                                        298,878
  Interest expense                                                       66,584
                                                                   ------------
  Total expenses                                                        365,462
                                                                   ------------
  Net investment income                                               1,549,269
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                             591,394
    Written options                                                      11,633
    Futures                                                            (229,818)
    Foreign currency transactions                                      (491,398)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                       1,695,673
    Futures                                                             (22,555)
    Foreign currency denominated assets and liabilities                (215,217)
                                                                   ------------
  Net gain on investment and foreign currency transactions            1,339,712
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  2,888,981
                                                                   ============


See Notes to Financial Statements.


6


AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                  (UNAUDITED)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                         $    1,549,269   $    3,056,328
  Net realized gain (loss) on investment and
    foreign currency transactions                     (118,189)         632,661
  Net change in unrealized appreciation/
    depreciation of investments and foreign
    currency denominated assets and
    liabilities                                      1,457,901       (1,273,324)
                                                --------------   --------------
  Net increase in net assets from operations         2,888,981        2,415,665

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (3,193,186)      (2,720,329)
    Class B                                           (772,040)        (347,443)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                            1,618,134       (8,427,958)
                                                --------------   --------------
  Total increase (decrease)                            541,889       (9,080,065)

NET ASSETS
  Beginning of period                               57,168,529       66,248,594
                                                --------------   --------------
  End of period (including undistributed net
    investment income of $418,684 and
    $2,834,641, respectively)                   $   57,710,418   $   57,168,529
                                                ==============   ==============


See Notes to Financial Statements.


7


AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Americas Government Income Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc., (the "Fund"). The Portfolio's investment objective is to seek the highest level of current income, consistent with what Alliance Capital Management L.P., considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the government of the United States, Canada, or Mexico, their political subdivisions (including Canadian provinces, but excluding States of the United States), agencies, instrumentalities or authorities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign


8


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.


9


AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .65% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                   PURCHASES          SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $   22,272,187   $   16,799,995
U.S. government securities                          10,475,934       19,899,773

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $    4,387,294
Gross unrealized depreciation                                           (27,486)
                                                                 --------------
Net unrealized appreciation                                      $    4,359,808
                                                                 ==============


10


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

1. FINANCIAL FUTURES CONTRACTS

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

3. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


11


AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

Transactions in written options for the six months ended June 30, 2005 were as follows:

                                                   NUMBER OF        PREMIUMS
                                                   CONTRACTS        RECEIVED
                                                ==============   ==============
OPTIONS OUTSTANDING AT DECEMBER 31, 2004                    -0-  $           -0-
Options written                                     13,415,000           12,135
Options terminated in closing purchase
  Transactions                                     (13,415,000)         (12,135)
                                                --------------   --------------
OPTIONS OUTSTANDING AT JUNE 30, 2005                        -0-  $           -0-
                                                ==============   ==============

4. REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended June 30, 2005, the average amount of reverse repurchase agreements outstanding was $3,960,827 and the daily weighted average interest rate was 2.74%.

5. DOLLAR ROLLS

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio's simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques and may be considered to be borrowings by the Portfolio. For the six months ended June 30, 2005, the Portfolio earned income of $48,697 from dollar rolls.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED       ENDED         YEAR ENDED
                   JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005    DECEMBER 31,
                     (UNAUDITED)       2004       (UNAUDITED)         2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              214,413       392,302   $   2,791,205   $   5,147,031
Shares issued
  in reinvestment
  of dividends           254,032       225,566       3,193,186       2,720,329
Shares redeemed         (529,043)   (1,572,400)     (6,841,081)    (20,172,752)
                     ------------  ------------  --------------  --------------
Net decrease             (60,598)     (954,532)  $    (856,690)  $ (12,305,392)
                     ===========   ===========   =============   =============


12


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED        ENDED        YEAR ENDED
                   JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005    DECEMBER 31,
                     (UNAUDITED)       2004        (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              353,571       589,281   $   4,582,871   $   7,708,605
Shares issued
  in reinvestment
  of dividends            61,468        28,810         772,040         347,443
Shares redeemed         (223,563)     (327,735)     (2,880,087)     (4,178,614)
                     ------------  ------------  --------------  --------------
Net increase             191,476       290,356   $   2,474,824   $   3,877,434
                     ===========   ===========   =============   =============

NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk-- Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    3,067,772   $    3,388,664
  Net long-term capital gains                           -0-              -0-
                                            --------------   --------------
Total taxable distributions                      3,067,772        3,388,664
                                            --------------   --------------
Total distributions paid                    $    3,067,772   $    3,388,664
                                            ==============   ==============


13


AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $    3,957,977
Accumulated capital and other losses                             (1,675,991)(a)
Unrealized appreciation/(depreciation)                            2,665,167(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $    4,947,153
                                                             ==============

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $27,392, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, the Portfolio utilized capital loss carryforwards of $1,075,460. Net capital losses and foreign currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, post-October foreign currency losses of $683,074 and post-October capital losses of $110,120. For the year ended December 31, 2004, the Portfolio deferred losses on straddles of $855,406.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the realization for tax purposes of gains/losses on certain derivative instruments.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affil-


14


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

iated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


15


AMERICAS GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005 ---------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001(a)      2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.91       $13.01       $12.65       $12.17       $12.72       $12.42

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .36          .65(c)       .61          .67(c)       .92(c)      1.08(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .32         (.06)         .34          .61         (.43)         .37
Net increase in net asset value from
  operations                                     .68          .59          .95         1.28          .49         1.45

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.93)        (.69)        (.59)        (.73)        (.91)        (.96)
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-        (.07)        (.13)        (.19)
Total dividends and distributions               (.93)        (.69)        (.59)        (.80)       (1.04)       (1.15)
Net asset value, end of period                $12.66       $12.91       $13.01       $12.65       $12.17       $12.72

TOTAL RETURN
Total investment return based on
  net asset value (d)                           5.34%        4.89%        7.35%       10.99%        3.59%       12.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $46,076      $47,776      $60,550      $72,307      $51,146      $33,154
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.26%(e)     1.00%        1.04%         .93%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.26%(e)     1.11%        1.04%        1.05%        1.15%        1.24%
  Expenses, excluding interest
    expense                                     1.02%(e)      .98%        1.04%         .93%         .95%         .95%
  Net investment income                         5.56%(e)     5.07%(c)     4.75%        5.45%(c)     7.35%(c)     8.68%(c)
Portfolio turnover rate                           51%          69%          73%          60%          57%           0%



See footnote summary on page 17.


16


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS B
                                            --------------------------------------------------
                                            SIX MONTHS                            JULY 22, 2002 (f)
                                               ENDED      YEAR ENDED DECEMBER 31,       TO
                                          JUNE 30, 2005  ------------------------   DECEMBER 31,
                                            (UNAUDITED)      2004         2003         2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.90       $13.01       $12.67       $12.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .34          .62(c)       .57          .42(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .32         (.06)         .36          .21
Net increase in net asset value from
  operations                                     .66          .56          .93          .63

LESS: DIVIDENDS
Dividends from net investment income            (.91)        (.67)        (.59)          -0-
Net asset value, end of period                $12.65       $12.90       $13.01       $12.67

TOTAL RETURN
Total investment return based on net
  asset value (d)                               5.17%        4.67%        7.18%        5.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $11,634       $9,393       $5,698         $236
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.51%(e)     1.27%        1.30%        1.36%(e)
  Expenses, before waivers and
    reimbursements                              1.51%(e)     1.37%        1.30%        1.48%(e)
  Expenses, excluding interest expense          1.27%(e)     1.24%        1.30%        1.36%(e)
  Net investment income                         5.34%(e)     4.88%(c)     4.42%        4.72%(c)(e)
Portfolio turnover rate                           51%          69%          73%          60%



(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change was to decrease net investment income per share by $.04, increase net realized and unrealized (loss) on investments per share by $.04, and decrease the ratio of net investment income to average net assets from 7.61% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares oustanding.

(c)  Net of expenses waived or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


17




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


> ALLIANCEBERNSTEIN TOTAL RETURN PORTFOLIO


SEMI-ANNUAL REPORT

JUNE 30, 2005


INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.



TOTAL RETURN PORTFOLIO
FUND EXPENSES
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.


ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       BEGINNING          ENDING         EXPENSES    ANNUALIZED
VARP TOTAL           ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING    EXPENSE
RETURN PORTFOLIO    JANUARY 1, 2005    JUNE 30, 2005      PERIOD*       RATIO*
----------------    ---------------    -------------    -----------  ----------
CLASS A
Actual                   $1,000          $1,008.18         $3.59         0.72%
Hypothetical
  (5% return
  before expenses)       $1,000          $1,021.22         $3.61         0.72%

CLASS B
Actual                   $1,000          $1,007.25         $4.83         0.97%
Hypothetical
  (5% return
  before expenses)       $1,000          $1,019.98         $4.86         0.97%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


TOTAL RETURN PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                          $ 48,004,214            20.9%
U.S. Treasury Bonds                             6,992,689             3.0
General Electric Co.                            6,344,415             2.8
Federal National Mortgage Assoc.
  (Bonds & Common Stock)                        5,673,638             2.5
American International Group, Inc.              5,449,780             2.4
Microsoft Corp.                                 5,382,828             2.3
Citigroup, Inc.                                 5,122,284             2.2
WellPoint, Inc.                                 4,401,248             1.9
Time Warner, Inc.
  (Bonds & Common Stock)                        4,282,884             1.9
Altria Group, Inc.                              3,924,862             1.7
                                             ------------            ----
                                             $ 95,578,842            41.6%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)

                                                                  PERCENT OF
SECTOR                                      U.S. $ VALUE          NET ASSETS
-------------------------------------------------------------------------------
U.S. Government & Government Sponsored
  Agency Obligations                        $ 57,382,621             25.0%
Finance                                       44,464,670             19.3
Consumer Services                             18,850,985              8.2
Energy                                        18,716,984              8.1
Utilities                                     15,442,127              6.7
Technology                                    14,617,184              6.4
Consumer Staples                              14,610,782              6.4
Healthcare                                    12,651,996              5.5
Capital Goods                                 11,002,013              4.8
Basic Industry                                 5,313,401              2.3
Transportation                                 4,996,782              2.2
Commercial Mortgage Backed Securities          2,905,721              1.3
Industrials                                    2,810,049              1.2
Consumer Manufacturing                         2,633,915              1.1
Sovereign Debt Obligations                       964,642              0.4
Multi-Industry Companies                         954,360              0.4
Municipal Obligation                             439,800              0.2
Miscellaneous/Conglomerate                       378,438              0.2
Aerospace & Defense                              202,980              0.1
                                            ------------            -----
Total Investments                            229,339,450             99.8
Cash and receivables, net of liabilities         477,188              0.2
                                            ------------            -----
Net Assets                                  $229,816,638            100.0%


Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-59.3%
FINANCE-14.0%
BANKING-MONEY CENTER-2.4%
The Goldman Sachs Group, Inc.                     9,900     $  1,009,998
JPMorgan Chase & Co.                            104,220        3,681,050
Wachovia Corp.                                   16,300          808,480
                                                             ------------
                                                               5,499,528

BANKING-REGIONAL-1.6%
Bank of America Corp.                            59,000        2,690,990
North Folk Bancorporation, Inc.                  34,100          957,869
                                                             ------------
                                                               3,648,859

BROKERAGE & MONEY MANAGEMENT-1.3%
Merrill Lynch & Co., Inc.                        35,600        1,958,356
Morgan Stanley                                   18,900          991,683
                                                             ------------
                                                               2,950,039

INSURANCE-5.1%
ACE Ltd. (Cayman Islands)                        61,300        2,749,305
AFLAC, Inc.                                      27,500        1,190,200
American International Group, Inc.               93,800        5,449,779
Axis Capital Holdings Ltd.
  (Bermuda)                                      32,500          919,750
MetLife, Inc.                                    33,100        1,487,514
                                                             ------------
                                                              11,796,548

MORTGAGE BANKING-1.4%
Fannie Mae                                       56,300        3,287,920

MISCELLANEOUS-2.2%
Citigroup, Inc.                                 110,800        5,122,284
                                                             ------------
                                                              32,305,178

ENERGY-7.5%
DOMESTIC PRODUCERS-0.9%
Noble Energy, Inc.                               26,400        1,997,160

INTERNATIONAL-2.4%
BP p.l.c. (ADR)
  (United Kingdom)                               41,900        2,613,722
Exxon Mobil Corp.                                51,800        2,976,946
                                                             ------------
                                                               5,590,668

OIL SERVICE-2.6%
Baker Hughes, Inc.                               31,300        1,601,308
EnCana Corp. (Canada)                            33,200        1,314,388
Nabors Industries Ltd.
  (Bermuda)(a)                                   25,300        1,533,686
Schlumberger Ltd.                                18,500        1,404,890
                                                             ------------
                                                               5,854,272

MISCELLANEOUS-1.6%
ConocoPhillips                                   64,800        3,725,352
                                                             ------------
                                                              17,167,452
CONSUMER SERVICES-7.2%
BROADCASTING & CABLE-4.6%
Clear Channel Communications, Inc.               20,600          637,158
Comcast Corp. Cl.A(a)                            24,150          741,405
Comcast Corp. Special Cl.A(a)                    21,200          634,940
News Corp. Cl.A                                 132,500        2,143,850
Time Warner, Inc.(a)                            197,000        3,291,870
Viacom, Inc. Cl.B                                76,500        2,449,530
Westwood One, Inc.                               32,200          657,846
                                                             ------------
                                                              10,556,599

ENTERTAINMENT & LEISURE-0.8%
Carnival Corp. (Panama)                          17,200          938,260
Harley-Davidson, Inc.                            16,500          818,400
                                                             ------------
                                                               1,756,660

RETAIL-GENERAL MERCHANDISE-1.8%
Lowe's Cos., Inc.                                17,300        1,007,206
The Home Depot, Inc.                             83,600        3,252,040
                                                             ------------
                                                               4,259,246
                                                             ------------
                                                              16,572,505

CONSUMER STAPLES-5.8%
BEVERAGES-0.3%
PepsiCo, Inc.                                    12,800          690,304

COSMETICS-1.5%
Avon Products, Inc.                              88,080        3,333,828

HOUSEHOLD PRODUCTS-1.7%
Colgate-Palmolive Co.                            27,100        1,352,561
The Procter & Gamble Co.                         48,700        2,568,925
                                                             ------------
                                                               3,921,486

TOBACCO-1.7%
Altria Group, Inc.                               60,700        3,924,862

MISCELLANEOUS-0.6%
Fortune Brands, Inc.                             15,400        1,367,520
                                                             ------------
                                                              13,238,000

HEALTHCARE-5.5%
BIOTECHNOLOGY-0.3%
Applera Corp.-Applied
  Biosystems Group                               33,300          655,011


3


TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
DRUGS-0.9%
Lilly Eli & Co.                                  18,700     $  1,041,777
Pfizer, Inc.                                     33,900          934,962
                                                             ------------
                                                               1,976,739

MEDICAL PRODUCTS-1.0%
Beckman Coulter, Inc.                             6,000          381,420
Boston Scientific Corp.(a)                       76,100        2,054,700
                                                             ------------
                                                               2,436,120

MEDICAL SERVICES-3.3%
Caremark Rx, Inc.(a)                             15,200          676,704
Health Management Associates, Inc.               31,400          822,052
UnitedHealth Group, Inc.                         32,300        1,684,122
WellPoint, Inc.(a)                               63,200        4,401,248
                                                             ------------
                                                               7,584,126
                                                             ------------
                                                              12,651,996

TECHNOLOGY-5.2%
COMMUNICATION EQUIPMENT-0.4%
QUALCOMM, Inc.                                   31,000        1,023,310

COMPUTER HARDWARE/ STORAGE-0.3%
EMC Corp.(a)                                     50,000          685,500

COMPUTER SERVICES-0.5%
Fiserv, Inc.(a)                                  24,000        1,030,800

SEMI-CONDUCTOR COMPONENTS-0.4%
Maxim Integrated Products, Inc.                   8,200          313,322
Texas Instruments, Inc.                          24,200          679,294
                                                             ------------
                                                                 992,616

SOFTWARE-3.6%
Microsoft Corp.                                 216,700        5,382,828
Oracle Corp.(a)                                 116,300        1,535,160
Symantec Corp.(a)                                62,500        1,358,750
                                                             ------------
                                                               8,276,738
                                                             ------------
                                                              12,008,964

CAPITAL GOODS-4.8%
ELECTRICAL EQUIPMENT-1.0%
Emerson Electric Co.                             17,300        1,083,499
Johnson Controls, Inc.                           21,800        1,227,994
                                                             ------------
                                                               2,311,493

MACHINERY-0.3%
Ingersoll-Rand Co. Cl.A
  (Bermuda)                                       8,700          620,745

MISCELLANEOUS-3.5%
General Electric Co.                            183,100        6,344,415
United Technologies Corp.                        33,600        1,725,360
                                                             ------------
                                                               8,069,775
                                                             ------------
                                                              11,002,013

UTILITIES-4.3%
ELECTRIC & GAS UTILITY-1.6%
Entergy Corp.                                    21,000        1,586,550
Exelon Corp.                                     24,700        1,267,851
PPL Corp.                                        14,800          878,824
                                                             ------------
                                                               3,733,225

TELEPHONE UTILITY-2.7%
BellSouth Corp.                                  39,100        1,038,887
SBC Communications, Inc.                        104,600        2,484,250
Sprint Corp. (FON Group)                         55,500        1,392,495
Verizon Communications, Inc.                     33,200        1,147,060
                                                             ------------
                                                               6,062,692
                                                             ------------
                                                               9,795,917

TRANSPORTATION-2.0%
AIR FREIGHT-0.6%
United Parcel Service, Inc.                      19,700        1,362,452

RAILROAD-1.4%
Burlington Northern Santa Fe
  Corp.                                          13,500          635,580
Union Pacific Corp.                              40,400        2,617,920
                                                             ------------
                                                               3,253,500
                                                             ------------
                                                               4,615,952

BASIC INDUSTRY-1.8%
CHEMICALS-1.6%
Air Products and Chemicals, Inc.                 40,200        2,424,060
E.I. du Pont de Nemours and Co.                  18,900          812,889
Rohm & Haas Corp.                                 5,700          264,138
                                                             ------------
                                                               3,501,087

MINING & METALS-0.2%
Alcoa, Inc.                                      21,000          548,730
                                                             ------------
                                                               4,049,817

CONSUMER MANUFACTURING-0.8%
BUILDING & RELATED-0.8%
American Standard Cos., Inc.                     44,400        1,861,248

MULTI-INDUSTRY COMPANIES-0.4%
3M Co.                                           13,200          954,360

Total Common Stocks
  (cost $113,396,310)                                        136,223,402


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 PRINCIPAL
                                                   AMOUNT
COMPANY                                             (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
  SPONSORED AGENCY OBLIGATIONS-25.0%
Federal National Mortgage Assoc.
  6.625%, 10/15/07                               $  2,250     $  2,385,718
U.S. Treasury Bonds
  5.375%, 2/15/31                                   4,260        5,026,800
  6.875%, 8/15/25                                     250          336,524
  8.125%, 8/15/21                                      35           50,810
  11.25%, 2/15/15                                   1,000        1,578,555
U.S. Treasury Notes
  2.00%, 8/31/05-7/15/14                           12,946       12,926,634
  3.00%, 11/15/07-2/15/09                           2,680        2,630,463
  3.125%, 4/15/09                                     950          930,963
  3.625%, 1/15/08 (TIPS)                              909          961,900
  3.625%, 5/15/13                                   2,370        2,339,820
  3.875%, 5/15/10                                     350          351,996
  4.00%, 11/15/12-2/15/14                           7,695        7,776,126
  4.125%, 5/15/15                                     120          121,753
  4.25%, 8/15/13                                    1,085        1,112,125
  4.625%, 5/15/06                                   7,125        7,191,797
  5.00%, 2/15/11                                      535          568,417
  5.625%, 5/15/08                                   2,165        2,279,169
  5.75%, 8/15/10                                      965        1,054,677
  6.00%, 8/15/09                                       30           32,596
  6.125%, 8/15/07                                     100          105,023
  6.25%, 2/15/07                                    4,600        4,791,907
  6.875%, 5/15/06                                   2,750        2,828,848
                                                               ------------

Total U.S. Government & Government
  Sponsored Agency Obligations
  (cost $56,199,222)                                            57,382,621
                                                               ------------

CORPORATE DEBT OBLIGATIONS-13.3%
AEROSPACE/DEFENSE-0.1%
Raytheon Co.
  4.85%, 1/15/11                                      200          202,980
                                                               ------------

AUTOMOTIVE-0.7%
Ford Motor Credit Co.
  4.95%, 1/15/08                                      750          715,440
  7.00%, 10/01/13                                     200          191,896
  7.375%, 2/01/11                                     650          633,168
  7.875%, 6/15/10                                     100           98,820
                                                               ------------
                                                                 1,639,324

BANKING-2.1%
Abbey National Capital Trust I Plc
  8.963%, 12/29/49(b)                                 291          424,419
ABN AMRO NA Holdings
  6.523%, 12/29/49(b)(c)                              250          275,515
Barclays Bank Plc
  (United Kingdom)
  8.55%, 9/29/49(b)(c)                                 50           60,154
Chuo Mitsui Trust & Banking
  (Japan)
  5.506%, 12/15/49(b)(c)                              300          294,728
Development Bank of Singapore
  7.125%, 5/15/11(c)                                  500          566,565
Dresdner Funding Trust I
  8.151%, 6/30/31(c)                                  150          191,276
Fuji JGB Investment pfd. Mizuho
  9.87%, 6/30/08(b)(c)                                500          566,440
HBOS Plc (United Kingdom)
  5.375%, 11/29/49(b)(c)                              250          257,802
HSBC Bank USA
  5.875%, 11/01/34                                    560          610,250
Northern Rock Plc
  (United Kingdom)
  5.60%, 4/30/49(b)(c)                                300          311,333
Sanwa Bank Ltd.
  7.40%, 6/15/11                                      200          226,428
SB Treasury Company LLC
  9.40%, 12/29/49(b)(c)                               417          467,410
UBS Preferred Funding Trust II
  7.247%, 6/26/49(b)                                  250          283,768
UFJ Finance Aruba AEC
  6.75%, 7/15/13                                      200          223,040
                                                               ------------
                                                                 4,759,128

BROADCASTING/MEDIA-0.7%
News America Holdings
  8.25%, 10/17/96                                      60           75,291
  9.25%, 2/01/13                                      100          126,388
News America, Inc.
  5.30%, 12/15/14                                     100          102,601
Time Warner, Inc.
  6.875%, 5/01/12                                     425          479,579
  8.375%, 3/15/23                                     400          511,435
WPP Finance (UK) Corp.
  5.875%, 6/15/14                                     250          264,316
                                                               ------------
                                                                 1,559,610

BUILDING/REAL ESTATE-0.2%
CRH America, Inc.
  6.95%, 3/15/12                                      250          282,177
EOP Operating LP
  7.875%, 7/15/31                                     200          251,887
  8.375%, 3/15/06                                      35           36,035
                                                               ------------
                                                                   570,099

CABLE-0.3%
British Sky Broadcasting Plc
  (United Kingdom)
  8.20%, 7/15/09                                      100          113,199


5


TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                 PRINCIPAL
                                                   AMOUNT
COMPANY                                             (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
Continental Cablevision, Inc.
  9.00%, 9/01/08                                  $   200       $  226,675
Cox Communications, Inc.
  4.625%, 1/15/10                                     380          378,997
                                                               ------------
                                                                   718,871

CHEMICALS-0.2%
Eastman Chemical
  7.25%, 1/15/24                                      175          210,527
Praxair, Inc.
  6.50%, 3/01/08                                      200          210,429
                                                               ------------
                                                                   420,956

COMMUNICATIONS-0.4%
British Telecommunications
  Plc (United Kingdom)
  8.875%, 12/15/30                                    175          247,039
GTE Northwest, Inc.
  Series D
  5.55%, 10/15/08                                     200          205,443
Sprint Capital Corp.
  6.875%, 11/15/28                                    450          516,548
                                                               ------------
                                                                   969,030

COMMUNICATIONS-MOBILE-0.8%
America Movil SA de CV
  (Mexico)
  5.50%, 3/01/14                                      125          125,000
AT&T Wireless Services, Inc.
  8.75%, 3/01/31                                      325          455,532
SBC Communications
  6.45%, 6/15/34                                      525          590,268
Telecom Italia
  4.00%, 11/15/08                                     250          246,225
TELUS Corp. (Canada)
  7.50%, 6/01/07                                      200          211,580
  8.00%, 6/01/11                                      100          116,950
                                                               ------------
                                                                 1,745,555

CONGLOMERATE/MISCELLANEOUS-0.2%
Cendant Corp.
  6.25%, 1/15/08                                      250          260,779
Hutchison Whampoa
  International Ltd.
  (Cayman Islands)
  7.45%, 11/24/33(c)                                  100          117,659
                                                               ------------
                                                                   378,438

CONTAINERS-0.1%
Packaging Corp. of America
  4.375%, 8/01/08                                     200          197,683

ENERGY-0.3%
Devon Financing Corp.
  7.875%, 9/30/31                                     300          390,211
Enterprise Products Operating LP
  Series B
  5.60%, 10/15/14                                     150          154,358
XTO Energy, Inc.
  7.50%, 4/15/12                                      100          115,014
                                                               ------------
                                                                   659,583

FINANCIAL-2.0%
Capital One Bank
  6.50%, 6/13/13                                      400          440,094
Countrywide Home Loan, Inc.
  4.25%, 12/19/07                                     250          249,761
General Electric Capital Corp.
  5.00%, 6/15/07                                      500          508,555
  5.875%, 2/15/12                                     500          540,669
Goldman Sachs Capital I
  6.345%, 2/15/34                                     250          270,877
Goldman Sachs Group, Inc.
  6.60%, 1/15/12                                      500          555,706
  6.65%, 5/15/09                                      200          216,569
Household Finance Corp.
  5.75%, 1/30/07                                      200          205,139
  6.50%, 1/24/06                                       75           76,084
  7.875%, 3/01/07                                     150          158,832
iStar Financial, Inc.
  5.70%, 3/01/14                                      200          202,568
  6.00%, 12/15/10                                     200          208,029
Lehman Brothers Holdings, Inc.
  7.875%, 8/15/10                                     150          174,237
Merrill Lynch & Co., Inc.
  6.00%, 2/17/09                                      500          527,456
Rabobank Capital Fund II
  5.26%, 12/29/49(b)(c)                               230          236,612
The Hartford Financial Services, Inc.
  6.375%, 11/01/08                                    125          132,459
                                                               ------------
                                                                 4,703,647

FOOD/BEVERAGE-0.3%
Kellogg Co. Cl.B
  6.60%, 4/01/11                                      300          332,470
Kraft Foods, Inc.
  5.25%, 10/01/13                                     300          312,178
                                                               ------------
                                                                   644,648

INDUSTRIAL-0.5%
CRH America, Inc.
  6.40%, 10/15/33                                     300          342,253
Imperial Tobacco (Netherlands)
  7.125%, 4/01/09                                     170          184,807
Inco Ltd. (Canada)
  7.75%, 5/15/12                                      200          232,925
Tyco International Group, SA
  (Luxembourg)
  6.375%, 10/15/11                                    200          219,661
Waste Management, Inc.
  6.375%, 11/15/12                                    175          191,078
                                                               ------------
                                                                 1,170,724


6


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 PRINCIPAL
                                                   AMOUNT
COMPANY                                             (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
INSURANCE-0.7%
American Reinsurance
  7.45%, 12/15/26                                 $   140        $ 163,009
Loews Corp.
  6.75%, 12/15/06                                     100          103,457
Mangrove Bay Pass-Through Trust
  6.102%, 7/15/33(b)(c)                               400          411,012
North Front Pass Through Trust
  5.81%, 12/15/24(b)(c)                               500          515,212
Royal Bank of Scotland Group Plc
  (United Kingdom)
  7.648%, 8/29/49(b)                                  250          317,919
Zurich Capital Trust
  8.376%, 6/01/37(c)                                  200          221,179
                                                               ------------
                                                                 1,731,788

INSURANCE CARRIERS-0.4%
Liberty Mutual Group
  5.75%, 3/15/14(c)                                   350          352,345
Royal Sun & Alliance Insurance
  (United Kingdom)
  8.95%, 10/15/29                                     442          571,951
                                                               ------------
                                                                   924,296

METALS/MINING-0.1%
Ispat Inland ULC (Canada)
  9.75%, 4/01/14                                      100          116,500

MUNICIPAL OBLIGATION-0.2%
Dallas-Fort Worth Texas International
  Airport Facility
  7.07%, 11/01/24                                     400          439,800

NON-AIR TRANSPORTATION-0.2%
CSX Corp.
  5.50%, 8/01/13                                      100          104,838
  6.75%, 3/15/11                                      250          275,992
                                                               ------------
                                                                   380,830

OIL SERVICES-0.1%
Valero Energy Corp.
  4.75%, 6/15/13                                      300          297,025

PAPER/PACKAGING-0.1%
Domtar, Inc. (Canada)
  7.875%, 10/15/11                                    250          264,357

PETROLEUM PRODUCTS-0.2%
Amerada Hess Corp.
  7.30%, 8/15/31                                      350          422,299

PUBLIC UTILITIES-ELECTRIC & GAS-1.5%
American Electric Power Co., Inc.
  Series C
  5.375%, 3/15/10                                     250          259,442
CenterPoint Energy Resources Corp.
  Series B
  7.875%, 4/01/13                                     450          534,524
Consumers Energy Co.
  Series B
  5.375%, 4/15/13                                     150          155,589
Dominion Resources Capital Trust III
  8.40%, 1/15/31                                      200          256,984
FirstEnergy Corp.
  Series C
  7.375%, 11/15/31                                    500          611,188
NiSource Finance Corp.
  7.875%, 11/15/10                                    250          287,268
Progress Energy, Inc.
  5.85%, 10/30/08                                     350          364,185
Texas East Transmission LP
  7.30%, 12/01/10                                     350          395,859
TXU Australia LP
  6.15%, 11/15/13(c)                                  250          273,103
Xcel Energy, Inc.
  7.00%, 12/01/10                                     175          194,686
Yorkshire Power
  Series B
  6.496%, 2/25/08                                     200          208,457
                                                               ------------
                                                                 3,541,285

PUBLIC UTILITIES-TELEPHONE-0.3%
Telefonos de Mexico, SA
  4.75%, 1/27/10(c)                                   250          249,676
  5.50%, 1/27/15(c)                                   175          173,711
Verizon Florida, Inc.
  Series F
  6.125%, 1/15/13                                     300          321,645
                                                               ------------
                                                                   745,032

SERVICE-0.1%
Republic Services, Inc.
  6.086%, 3/15/35(c)                                  250          264,088

SUPERMARKET/DRUG-0.3%
Safeway, Inc.
  4.95%, 8/16/10                                      400          402,288
  5.80%, 8/15/12                                      310          325,847
                                                               ------------
                                                                   728,135


7


TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT
COMPANY                                             (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
TECHNOLOGY-0.2%
Motorola, Inc.
  7.625%, 11/15/10                                $   400     $    457,690

Total Corporate Debt Obligations
  (cost $29,036,875)                                            30,653,401

COMMERCIAL MORTGAGE BACKED SECURITIES-1.3%
CS First Boston Mortgage Securities Corp.
  Series 2004-C5 Cl.A2
  4.183%, 11/15/37                                  2,000        1,989,834
Greenwich Capital Commercial Funding Corp.
  Series 2005-GG3 Cl.A4
  4.799%, 8/10/42 (b)                                 900          915,887

Total Commercial Mortgage Backed Securities
  (cost $2,832,844)                                              2,905,721

PREFERRED STOCKS-0.4%
BANKING-0.1%
Royal Bank of Scotland
  Group Plc                                        10,000          243,200

COMMUNICATIONS-0.1%
Centaur Funding Corp.
  (Cayman Islands)(c)                                 200          272,438

PUBLIC UTILITIES-ELECTRIC & GAS-0.2%
DTE Energy Trust I                                 20,000          523,400

Total Preferred Stocks
  (cost $982,616)                                                1,039,038

SOVEREIGN DEBT OBLIGATIONS-0.4%
Korea Development Bank
  (South Korea)
  5.75%, 9/10/13                                      200          213,192
United Mexican States
  (Mexico)
  6.375%, 1/16/13                                     700          751,450

Total Sovereign Debt Obligations
  (cost $899,732)                                                  964,642

YANKEE BONDS-0.1%
Petronas Capital Ltd.
  7.00%, 5/22/12(c)
  (cost $149,814)                                     150          170,625

TOTAL INVESTMENTS-99.8%
  (cost $203,497,413)                                          229,339,450
Other assets less liabilities-0.2%                                 477,188
                                                              ------------
NET ASSETS-100%                                               $229,816,638


(a)  Non-income producing security.

(b)  Variable rate coupon, rate shown as of June 30, 2005.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $6,248,883 or 2.7% of net assets.

     Glossary of Terms:

     ADR - American Depositary Receipt
     pfd - Preferred Stock

     See Notes to Financial Statements.


8


TOTAL RETURN PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $203,497,413)        $ 229,339,450
  Cash                                                                 956,502
  Dividends and interest receivable                                  1,207,678
  Receivable for capital stock sold                                    100,922
  Total assets                                                     231,604,552

LIABILITIES
  Payable for investment securities purchased                        1,444,105
  Advisory fee payable                                                 104,879
  Payable for capital stock redeemed                                    72,100
  Distribution fee payable                                               9,517
  Administrative fee payable                                             1,215
  Transfer agent fee payable                                                55
  Accrued expenses                                                     156,043
  Total liabilities                                                  1,787,914

NET ASSETS                                                       $ 229,816,638

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      12,359
  Additional paid-in capital                                       207,782,094
  Undistributed net investment income                                2,461,625
  Accumulated net realized loss on investment transactions          (6,281,477)
  Net unrealized appreciation of investments                        25,842,037
                                                                 $ 229,816,638

CLASS A SHARES
  Net assets                                                     $ 183,723,949
  Shares of capital stock outstanding                                9,870,125
  Net asset value per share                                      $       18.61

CLASS B SHARES
  Net assets                                                     $  46,092,689
  Shares of capital stock outstanding                                2,489,225
  Net asset value per share                                      $       18.52


See Notes to Financial Statements.


9


TOTAL RETURN PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 2,125,428
  Dividends (net of foreign taxes
    withheld of $623)                                                1,259,236
  Total investment income                                            3,384,664

EXPENSES
  Advisory fee                                                         638,414
  Distribution fee--Class B                                             56,948
  Custodian                                                             90,968
  Administrative                                                        36,250
  Printing                                                              30,633
  Audit                                                                 20,730
  Legal                                                                  4,755
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                         15,209
  Total expenses                                                       894,806
  Net investment income                                              2,489,858

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       9,110,045
  Net change in unrealized appreciation/
    depreciation of investments                                     (9,750,510)
  Net loss on investment transactions                                 (640,465)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,849,393


See Notes to Financial Statements.


10


TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                   (UNAUDITED)         2004
                                                ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income                          $   2,489,858   $   5,805,073
  Net realized gain on investment transactions       9,110,045       4,604,488
  Net change in unrealized appreciation/
    depreciation of investments                     (9,750,510)      9,537,757
  Net increase in net assets from operations         1,849,393      19,947,318

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (4,723,307)     (4,209,896)
    Class B                                         (1,088,094)       (804,109)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                           (4,867,950)      2,962,939
  Total increase (decrease)                         (8,829,958)     17,896,252

NET ASSETS
  Beginning of period                              238,646,596     220,750,344
  End of period (including undistributed
    net investment income
    of $2,461,625 and $5,783,168, respectively)  $ 229,816,638   $ 238,646,596


See Notes to Financial Statements.


11


TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Total Return Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve a high return through a combination of current income and capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums or accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .625% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


13


TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005 amounted to $82,692, none of which was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                  PURCHASES            SALES
                                                ------------      ------------
Investment securities
  (excluding U.S. government securities)        $ 47,169,284      $ 48,073,840
U.S. government securities                        11,270,284        14,537,478

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                    $  29,715,585
Gross unrealized depreciation                                       (3,873,548)
Net unrealized appreciation                                      $  25,842,037

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


15


TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2005  DECEMBER 31,  JUNE 30, 2005   DECEMBER 31,
                      (UNAUDITED)       2004       (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              117,344       531,722    $  2,211,869    $  9,591,065
Shares issued
  in reinvestment
  of dividends           253,261       240,428       4,723,307       4,209,896
Shares redeemed         (721,330)   (1,661,415)    (13,605,087)    (29,948,111)
Net decrease            (350,725)     (889,265)   $ (6,669,911)  $ (16,147,150)

CLASS B
Shares sold              161,206     1,218,508    $  3,016,697   $  21,798,149
Shares issued
  in reinvestment
  of dividends            58,657        46,134       1,088,094         804,109
Shares redeemed         (122,906)     (196,051)     (2,302,830)     (3,492,169)
Net increase              96,957     1,068,591    $  1,801,961   $  19,110,089


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                   2004                2003
                                               -----------         -----------
Distributions paid from:
  Ordinary income                              $ 5,014,005         $ 4,983,170
Total taxable distributions                      5,014,005           4,983,170
Total distributions paid                       $ 5,014,005         $ 4,983,170


16


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $  5,783,168
Accumulated capital and other losses                            (14,904,349)(a)
Unrealized appreciation/(depreciation)                           35,105,374(b)
Total accumulated earnings/(deficit)                           $ 25,984,193

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $14,904,349 of which $11,906,542 expires in the year 2010 and $2,997,807 expires in year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year the Portfolio utilized capital loss carry forward of $4,383,881.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE J: LEGAL PROCEEDINGS
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern


17


TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


18


TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        CLASS A
                                           ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2005  --------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002        2001(a)      2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $18.94       $17.76       $15.30       $17.65       $18.01       $17.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21          .46(c)       .42          .45          .44          .48
Net realized and unrealized gain (loss)
  on investment transactions                    (.05)        1.12         2.47        (2.29)        (.01)        1.63
Net increase (decrease) in net asset
  value from operations                          .16         1.58         2.89        (1.84)         .43         2.11

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.49)        (.40)        (.43)        (.32)        (.28)        (.39)
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-        (.19)        (.42)       (1.20)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-          -0-        (.09)          -0-
Total dividends and distributions               (.49)        (.40)        (.43)        (.51)        (.79)       (1.59)
Net asset value, end of period                $18.61       $18.94       $17.76       $15.30       $17.65       $18.01

TOTAL RETURN
Total investment return based on
  net asset value (d)                            .82%        9.07%       19.05%      (10.58)%       2.27%       12.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $183,724     $193,600     $197,334     $171,670     $183,098      $90,736
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .72%(e)      .71%         .79%         .79%         .78%         .87%
  Expenses, before waivers and
    reimbursements                               .72%(e)      .76%         .79%         .79%         .78%         .87%
  Net investment income                         2.19%(e)     2.57%(c)     2.60%        2.76%        2.50%        2.77%
Portfolio turnover rate                           25%          60%          81%          57%          71%         102%


See footnote summary on page 20.


19


TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       CLASS B
                                           ----------------------------------------------------------------
                                             SIX MONTHS                                        OCTOBER 26,
                                               ENDED             YEAR ENDED DECEMBER 31,       2001(f) TO
                                           JUNE 30, 2005  -----------------------------------  DECEMBER 31,
                                            (UNAUDITED)     2004         2003         2002        2001(a)
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $18.83       $17.69       $15.27       $17.65       $17.56

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .18          .43(c)       .36          .39          .06
Net realized and unrealized gain (loss)
  on investment transactions                    (.04)        1.10         2.48        (2.27)         .03
Net increase (decrease) in net asset value
  from operations                                .14         1.53         2.84        (1.88)         .09

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.45)        (.39)        (.42)        (.31)          -0-
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-        (.19)          -0-
Total dividends and distributions               (.45)        (.39)        (.42)        (.50)          -0-
Net asset value, end of period                $18.52       $18.83       $17.69       $15.27       $17.65

TOTAL RETURN
Total investment return based on
  net asset value (d)                            .73%        8.79%       18.78%      (10.80)%        .51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $46,093      $45,047      $23,417       $3,302       $1,570
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .97%(e)      .96%        1.05%        1.05%        1.00%(e)
  Expenses, before waivers and
    reimbursements                               .97%(e)     1.01%        1.05%        1.05%        1.00%(e)
  Net investment income                         1.95%(e)     2.35%(c)     2.29%        2.51%        1.80%(e)
Portfolio turnover rate                           25%          60%          81%          57%          71%


(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and B shares was to decrease net investment income per share by $.02 and $.02, respectively, increase net realized and unrealized gain (loss) on investments per share by $.02 and $.02, respectively, and decrease the ratio of net investment income to average net assets from 2.61% to 2.50% for Class A and from 2.41% to 1.80% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


20


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management



AllianceBernstein
Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>    AllianceBernstein Utility Income Portfolio


SEMI-ANNUAL REPORT




INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.




UTILITY INCOME PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning           Ending
                                              Account Value      Account Value    Expenses Paid      Annualized
Utility Income Portfolio                     January 1, 2005     June 30, 2005    During Period*    Expense Ratio*
------------------------                     ---------------     -------------    --------------    --------------
Class A
Actual                                           $ 1,000           $ 1,108.23         $ 5.28             1.01%
Hypothetical (5% return before expenses)         $ 1,000           $ 1,019.79         $ 5.06             1.01%

Class B
Actual                                           $ 1,000           $ 1,107.45         $ 6.58             1.26%
Hypothetical (5% return before expenses)         $ 1,000           $ 1,018.55         $ 6.31             1.26%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


UTILITY INCOME PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                         U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
TXU Corp. (Common & Preferred)                 $   3,201,058           4.9%
Exelon Corp.                                       2,664,027           4.0
PNM Resources, Inc. (Common & Preferred)           2,598,105           3.9
FPL Group, Inc. (Common & Preferred)               2,420,701           3.7
Sempra Energy                                      1,696,767           2.6
NSTAR                                              1,658,654           2.5
Sprint Corp. (FON Group)                           1,613,287           2.5
Entergy Corp.                                      1,586,550           2.4
PG&E Corp.                                         1,546,648           2.4
PPL Corp.                                          1,543,880           2.3
                                               -------------        -------
                                               $  20,529,677          31.2%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)
_______________________________________________________________________________

                                                                    PERCENT OF
SECTOR                                          U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Utilities                                      $  52,995,926          80.5%
Energy                                             4,385,771           6.7
Consumer Services                                  3,403,188           5.2
Technology                                         1,468,447           2.2
Basic Industry                                       516,825           0.8
                                               -------------        -------
Total Investments*                                62,770,157          95.4
Cash and receivables, net of liabilities           3,034,042           4.6
                                               -------------        -------
Net Assets                                     $  65,804,199         100.0%


*    Excludes short-term investments.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-95.4%
UNITED STATES INVESTMENTS-82.9%
UTILITIES-73.5%
ELECTRIC & GAS UTILITY-65.8%
AES Corp. (a)                                    83,600    $   1,369,368
AGL Resources, Inc.                              33,400        1,290,910
Allegheny Energy, Inc. (a)                       24,000          605,280
Ameren Corp.                                     24,000        1,327,200
American Electric Power Co., Inc. pfd.           18,800          851,828
Cinergy Corp.                                    12,200          546,804
CMS Energy Corp. (a)                             54,000          813,240
Consolidated Edison, Inc.                        27,100        1,269,364
Constellation Energy Group                        6,000          346,140
Dominion Resources, Inc.                         12,500          917,375
DPL, Inc. (a)                                    23,900          656,055
DTE Energy Co.                                   23,000        1,075,710
DTE Energy Co. pfd.                              16,800          423,528
Duke Energy Corp.                                35,600        1,058,388
Edison International                             21,500          871,825
Entergy Corp.                                    21,000        1,586,550
Equitable Resources, Inc.                        17,500        1,190,000
Exelon Corp.                                     51,900        2,664,027
FPL Group, Inc.                                  31,900        1,341,714
FPL Group, Inc. pfd.                             16,700        1,078,987
Georgia Power Co. pfd.                           20,000          525,000
Great Plains Energy, Inc. pfd.                   28,000          787,360
KeySpan Corp.                                    22,407          911,965
New Jersey Resources Corp.                       23,800        1,148,350
Northwest Natural Gas Co.                        13,900          531,536
NSTAR                                            53,800        1,658,654
PG&E Corp.                                       41,200        1,546,648
Piedmont Natural Gas Co., Inc.                   10,200          245,004
PNM Resources, Inc.                              33,500          965,135
PNM Resources, Inc. pfd.                         30,500        1,632,970
PPL Corp.                                        26,000        1,543,880
Public Service Enterprise Group, Inc. pfd.       18,000        1,389,600
Questar Corp.                                    20,700        1,364,130
Sempra Energy                                    41,074        1,696,767
Southern Co.                                     35,200        1,220,384
TXU Corp.                                        28,367        2,357,014
TXU Corp. pfd.                                   22,200          844,044
Westar Energy, Inc.                              23,000          552,690
Wisconsin Energy Corp.                           14,000          546,000
Xcel Energy, Inc.                                28,000          546,560
                                                             ------------
                                                              43,297,984

TELEPHONE UTILITY-6.2%
BellSouth Corp.                                  24,600          653,622
SBC Communications, Inc.                         39,000          926,250
Sprint Corp. (FON Group)                         64,300        1,613,287
Verizon Communications, Inc.                     24,700          853,385
                                                             ------------
                                                               4,046,544

MISCELLANEOUS-1.5%
Aqua America, Inc.                               33,900        1,008,186
                                                             ------------
                                                              48,352,714

ENERGY-6.7%
PIPELINES-6.1%
Kinder Morgan, Inc.                              11,500          956,800
ONEOK, Inc.                                      40,900        1,335,385
Southern Union Co. pfd.                           6,900          501,906
The Williams Cos., Inc.                          64,600        1,227,400
                                                             ------------
                                                               4,021,491

MISCELLANEOUS-0.6%
Peabody Energy Corp.                              7,000          364,280
                                                             ------------
                                                               4,385,771

TECHNOLOGY-2.2%
COMMUNICATION EQUIPMENT-2.2%
Nextel Partners, Inc. Cl. A (a)                  22,800          573,876
QUALCOMM, Inc.                                   27,100          894,571
                                                             ------------
                                                               1,468,447

CONSUMER SERVICES-0.5%
CELLULAR COMMUNICATIONS-0.5%
Nextel Communications, Inc. Cl. A (a)            10,000          323,100

Total United States Investments
  (cost $39,587,247)                                          54,530,032

FOREIGN INVESTMENTS-12.5%
BRAZIL-1.4%
Aes Tiete SA                                 34,400,000          559,829
CPFL Energia, SA (ADR) (a)                       16,400          388,680
                                                             ------------
                                                                 948,509

EGYPT-1.2%
Orascom Telecom (GDR)                            15,600          791,042

FRANCE-1.0%
Veolia Environnement (ADR)                       17,000          635,800

HONG KONG-2.0%
Hong Kong & China Gas Co., Ltd.                 657,000        1,333,145


3


UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________





Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
MEXICO-2.7%
America Movil, S.A. de C.V. Series L (ADR)       21,600    $   1,287,576
Grupo Televisa, SA (ADR)                          8,000          496,720
                                                             ------------
                                                               1,784,296

PEOPLES REPUBLIC OF CHINA-1.0%
China Shenhua Energy Co., Ltd. (a)              535,500          516,825
Datang International Power
  Generation Co., Ltd.                          198,000          149,707
                                                             ------------
                                                                 666,532

RUSSIA-0.8%
Mobile Telesystems (ADR)                         15,000          504,750

SPAIN-1.0%
Telefonica de Espana, SA (ADR)                   13,651          667,534

UNITED KINGDOM-1.4%
National Grid Transco Plc                        94,000          908,517

Total Foreign Investments
  (cost $5,963,154)                                            8,240,125

Total Common & Preferred
  Stocks (cost $45,550,401)                                   62,770,157


                                              Principal
                                                 Amount
Company                                            (000)    U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-6.9%
TIME DEPOSIT-6.9%
The Bank of New York
  2.063%, 7/01/05
  (cost $4,548,000)                             $ 4,548    $   4,548,000

TOTAL INVESTMENTS-102.3%
  (cost $50,098,401)                                          67,318,157
Other assets less liabilities-(2.3%)                          (1,513,958)

NET ASSETS-100%                                            $  65,804,199


(a)  Non-income producing security.

     Glossary of Terms:
     ADR  - American Depositary Receipt
     GDR  - Global Depositary Receipt
     Pfd. - Preferred Stock

     See Notes to Financial Statements.


4


UTILITY INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $50,098,401)         $  67,318,157
  Cash                                                                     721
  Foreign cash, at value (cost $90)                                         91
  Dividends and interest receivable                                    208,351
  Receivable for capital stock sold                                     77,325
  Total assets                                                      67,604,645

LIABILITIES
  Payable for capital stock redeemed                                 1,389,702
  Payable for investment securities purchased                          284,297
  Advisory fee payable                                                  29,013
  Distribution fee payable                                               1,465
  Administrative fee payable                                             1,215
  Transfer agent fee payable                                                55
  Accrued expenses                                                      94,699
  Total liabilities                                                  1,800,446

NET ASSETS                                                       $  65,804,199

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $       3,340
  Additional paid-in capital                                        60,223,242
  Undistributed net investment income                                  822,023
  Accumulated net realized loss on investment and
    foreign currency transactions                                  (12,463,708)
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities             17,219,302
                                                                 $  65,804,199

Class A Shares
  Net assets                                                     $  58,707,405
  Shares of capital stock outstanding                                2,978,391
  Net asset value per share                                      $       19.71

Class B Shares
  Net assets                                                     $   7,096,794
  Shares of capital stock outstanding                                  361,229
  Net asset value per share                                      $       19.65


See Notes to Financial Statements.


5


UTILITY INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $8,547)            $   1,022,894
  Interest                                                             114,214
  Total investment income                                            1,137,108

EXPENSES
  Advisory fee                                                         163,259
  Distribution fee--Class B                                              8,280
  Custodian                                                             68,618
  Administrative                                                        36,250
  Audit                                                                 20,730
  Printing                                                               6,665
  Legal                                                                  1,157
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                          2,594
  Total expenses                                                       308,452
  Net investment income                                                828,656

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                          2,259,929
    Foreign currency transactions                                      (19,133)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      3,078,276
    Foreign currency denominated assets and liabilities                   (454)
  Net gain on investment and foreign currency transactions           5,318,618

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   6,147,274


See Notes to Financial Statements.


6


UTILITY INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              Six Months Ended    Year Ended
                                               June 30, 2005     December 31,
                                                (unaudited)          2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income                        $     828,656     $   1,328,744
  Net realized gain on investment and
    foreign currency transactions                  2,240,796         3,926,301
  Net change in unrealized
    appreciation/depreciation of
    investments and foreign currency
    denominated assets and liabilities             3,077,822         6,117,898
  Net increase in net assets from
    operations                                     6,147,274        11,372,943

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                       (1,190,148)         (962,290)
    Class B                                         (138,039)          (85,051)

CAPITAL STOCK TRANSACTIONS
  Net increase                                     2,077,072         2,457,294
  Total increase                                   6,896,159        12,782,896

NET ASSETS
  Beginning of period                             58,908,040        46,125,144
  End of period (including undistributed
    net investment income of $822,023 and
    $1,321,554, respectively)                  $  65,804,199     $  58,908,040


See Notes to Financial Statements.


7


UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies
The AllianceBernstein Utility Income Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at


9


UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005 amounted to $39,848, of which $1,375 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: Distribution Plan
The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management,Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                 Purchases           Sales
                                              ---------------   ---------------
Investment securities (excluding U.S.
  government securities)                       $  14,441,085     $  12,869,468
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $  17,320,110
Gross unrealized depreciation                                         (100,354)
Net unrealized appreciation                                      $  17,219,756

1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


11


UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2005  December 31,  June 30, 2005   December 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              513,375       565,570   $   9,722,242   $   9,076,079
Shares issued in
  reinvestment
  of dividends            62,246        64,195       1,190,148         962,290
Shares redeemed         (480,662)     (644,878)     (8,908,562)    (10,263,375)
Net increase (decrease)   94,959       (15,113)   $  2,003,828   $    (225,006)

Class B
Shares sold              156,379       199,451   $   2,934,178   $   3,123,163
Shares issued in
  reinvestment
  of dividends             7,239         5,685         138,039          85,051
Shares redeemed         (162,367)      (32,981)     (2,998,973)       (525,914)
Net increase               1,251       172,155   $      73,244   $   2,682,300


NOTE G: Risks Involved in Investing in the Portfolio
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE I: Distributions to Shareholders
The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                   2004              2003
                                               -------------     -------------
Distributions paid from:
  Ordinary income                              $   1,047,341     $   1,285,895
Total taxable distributions                        1,047,341         1,285,895
Total distributions paid                       $   1,047,341     $   1,285,895


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $   1,319,229
Accumulated capital and other losses                           (14,407,577)(a)
Unrealized appreciation/(depreciation)                          13,846,878(b)
Total accumulated earnings/(deficit)                         $     758,530

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $14,407,422, of which $13,962,543 expires in the year 2010 and $444,879 expires in the year 2011. During the current fiscal year, the Portfolio utilized capital loss carryforwards of $3,827,297. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses and foreign currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, post-October foreign currency losses of $155.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE J:Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund;


13


UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


14


UTILITY INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended                       Year Ended December 31,
                                          June 30, 2005  ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $18.17       $14.95       $12.86       $16.82       $22.65       $21.66

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .26          .43(b)       .35          .36          .29         1.01(b)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.69         3.13         2.18        (4.06)       (5.23)        1.36
Net increase (decrease) in net asset
  value from operations                         1.95         3.56         2.53        (3.70)       (4.94)        2.37

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.41)        (.34)        (.44)        (.26)        (.76)        (.36)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-          -0-        (.13)       (1.02)
Total dividends and distributions               (.41)        (.34)        (.44)        (.26)        (.89)       (1.38)
Net asset value, end of period                $19.71       $18.17       $14.95       $12.86       $16.82       $22.65

TOTAL RETURN
Total investment return based on
  net asset value (c)                          10.82%       24.33%       19.88%      (22.12)%     (22.50)%      11.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000's omitted)                              $58,707      $52,391      $43,323      $40,140      $62,684      $62,362
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.01%(d)     1.08%        1.48%        1.22%        1.02%        1.00%
  Expenses, before waivers and
    reimbursements                              1.01%(d)     1.21%        1.48%        1.22%        1.02%        1.04%
  Net investment income                         2.82%(d)     2.69%(b)     2.60%        2.60%        1.49%        4.63%(b)
Portfolio turnover rate                           22%          48%          76%          90%          25%          18%


See footnote summary on page 16.


15


UTILITY INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  CLASS B
                                            ----------------------------------------------------
                                             Six Months                          July 22, 2002(e)
                                               Ended      Year Ended December 31,       to
                                           June 30, 2005 ------------------------  December 31,
                                            (unaudited)      2004         2003         2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $18.10       $14.92       $12.86       $11.40

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .24          .38(b)       .28          .07
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  1.69         3.13         2.21         1.39
Net increase in net asset value from
  operations                                    1.93         3.51         2.49         1.46

LESS: DIVIDENDS
Dividends from net investment income            (.38)        (.33)        (.43)          -0-
Net asset value, end of period                $19.65       $18.10       $14.92       $12.86

TOTAL RETURN
Total investment return based on net
  asset value (c)                              10.75%       24.01%       19.64%       12.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,097       $6,517       $2,802          $39
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.26%(d)     1.30%        1.73%        1.45%(d)
  Expenses, before waivers and
    reimbursements                              1.26%(d)     1.43%        1.73%        1.45%(d)
  Net investment income                         2.53%(d)     2.41%(b)     2.07%        1.92%(d)
Portfolio turnover rate                           22%          48%          76%          90%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


16



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>  AllianceBernstein High Yield Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

HIGH YIELD PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING            ENDING
                                           ACCOUNT VALUE     ACCOUNT VALUE    EXPENSES PAID       ANNUALIZED
HIGH YIELD PORTFOLIO                     JANUARY 1, 2005     JUNE 30, 2005    DURING PERIOD*    EXPENSE RATIO*
---------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $1,006.85           $5.42             1.09%
Hypothetical (5% return before expenses)       $1,000          $1,019.39           $5.46             1.09%

CLASS B
Actual                                         $1,000          $1,005.84           $6.61             1.33%
Hypothetical (5% return before expenses)       $1,000          $1,018.20           $6.66             1.33%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


HIGH YIELD PORTFOLIO
SECURITY TYPE BREAKDOWN
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


                                                                    PERCENT OF
SECURITY TYPE                                    U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Corporate Debt Obligations                       $ 47,858,642          96.4%
-------------------------------------------------------------------------------
Preferred Stocks                                      654,482           1.3
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments                                  48,513,124          97.7
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            1,123,232           2.3
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $ 49,636,356         100.0%
-------------------------------------------------------------------------------


2


HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-96.4%
AEROSPACE/DEFENSE-1.1%
L-3 Communications Corp.
  5.875%, 1/15/15                                       $ 195    $      189,150
Sequa Corp.
  9.00%, 8/01/09                                           70            77,175
Transdigm, Inc.
  8.375%, 7/15/11                                         260           275,600
                                                                 --------------
                                                                        541,925
                                                                 --------------
AIR TRANSPORTATION-0.5%
ATA Airlines, Inc.
  6.99%, 4/15/16 (a)                                      289           254,611
                                                                 --------------
AUTOMOTIVE-2.6%
Affinia Group, Inc.
  9.00%, 11/30/14 (a)                                      85            71,400
Asbury Automotive Group
  8.00%, 3/15/14                                          109           105,185
Ford Motor Co.
  7.45%, 7/16/31                                          150           125,222
Ford Motor Credit Co.
  4.95%, 1/15/08                                          195           186,015
General Motors Corp.
  7.75%, 3/15/36 (b)                                      410           114,800
HLI Operating Co., Inc.
  10.50%, 6/15/10                                         170           166,600
Keystone Automotive Operations, Inc.
  9.75%, 11/01/13                                         233           230,669
TRW Automotive
  9.375%, 2/15/13                                          93           102,998
  11.00%, 2/15/13                                          67            77,050
United Auto Group, Inc.
  9.625%, 3/15/12                                         115           122,763
                                                                 --------------
                                                                      1,302,702
                                                                 --------------
BROADCASTING/MEDIA-1.1%
Allbritton Communications Co.
  7.75%, 12/15/12                                         205           201,925
Corus Entertainment, Inc.(Canada)
  8.75%, 3/01/12                                          120           128,700
Emmis Communications Corp.
  9.314%, 6/15/12 (a)(c)                                   80            81,400
Paxson Communications Corp.
  12.25%, 1/15/09 (b)                                     135           126,225
                                                                 --------------
                                                                        538,250
                                                                 --------------
BUILDING/REAL ESTATE-3.6%
Associated Materials, Inc.
  11.25%, 3/01/14 (b)                                     385           244,475
D.R. Horton, Inc.
  6.875%, 5/01/13                                         190           205,600
KB Home
  7.75%, 2/01/10                                          190           199,720
M/I Homes, Inc.
  6.875%, 4/01/12 (a)                                     205           198,850
Meritage Homes
  6.25%, 3/15/15                                          295           274,350
Schuler Homes, Inc.
  10.50%, 7/15/11                                         155           170,888
WCI Communities, Inc.
  6.625%, 3/15/15                                         170           155,550
Williams Lyon Homes, Inc.
  10.75%, 4/01/13                                         285           309,225
                                                                 --------------
                                                                      1,758,658
                                                                 --------------
CABLE-9.2%
Cablevision Systems Corp.
  Series B
  8.00%, 4/15/12                                          390           382,199
Charter Communications
  Holdings LLC
  11.75%, 5/15/11 (b)                                   1,385           917,562
CSC Holdings, Inc.
  6.75%, 4/15/12 (a)                                      190           178,600
  7.625%, 7/15/18                                         195           188,175
DirecTV Holdings LLC
  6.375%, 6/15/15 (a)                                     280           278,600
  8.375%, 3/15/13                                          84            93,030
EchoStar DBS Corp.
  6.375%, 10/01/11                                        150           148,688
Innova S. de R.L., SA (Mexico)
  9.375%, 9/19/13 (d)                                     225           253,688
Insight Communications Co., Inc.
  12.25%, 2/15/11 (c)                                     285           285,712
Insight Midwest LP/Insight Capital, Inc.
  9.75%, 10/01/09                                         190           196,888
Intelsat Bermuda Ltd.
  7.805%, 1/15/12 (a)(c)                                   65            66,138
  8.625%, 1/15/15 (a)                                     245           258,475
PanAmSat Corp.
  9.00%, 8/15/14                                          168           183,330
PanAmSat Holding Corp.
  10.375%, 11/01/14 (b)                                   670           460,624
Rainbow National Services LLC
  8.75%, 9/01/12 (a)                                      200           218,500
  10.375%, 9/01/14 (a)                                    195           224,250
Rogers Cable, Inc. (Canada)
  6.75%, 3/15/15                                          245           249,900
                                                                 --------------
                                                                      4,584,359
                                                                 --------------
CHEMICALS-3.0%
Borden U.S. Finance Corp./Nova Scotia Finance ULC
  9.00%, 7/15/14 (a)                                      175           178,063
Equistar Chemical Funding LP
  10.125%, 9/01/08                                        185           200,263
  10.625%, 5/01/11                                        130           143,488
Huntsman Advance Materials LLC
  11.00%, 7/15/10                                         140           158,200



3


HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
  10.125%, 7/01/09                                      $ 124    $      127,565
Huntsman LLC
  11.50%, 7/15/12                                         178           208,704
Quality Distribution LLC
  9.00%, 11/15/10                                         365           335,799
Westlake Chemical Corp.
  8.75%, 7/15/11                                          125           135,938
                                                                 --------------
                                                                      1,488,020
                                                                 --------------
COMMUNICATIONS - FIXED-5.4%
Cincinnati Bell, Inc.
  8.375%, 1/15/14                                         345           353,624
Citizens Communications Co.
  6.25%, 1/15/13                                          270           261,225
Eircom Funding (Ireland)
  8.25%, 8/15/13                                          245           265,825
Hawaiian Telcom Communications, Inc.
  9.75%, 5/01/13 (a)                                      150           159,000
  12.50%, 5/01/15 (a)                                     140           149,100
MCI, Inc.
  7.688%, 5/01/09                                         150           156,188
Qwest Capital Funding, Inc.
  7.25%, 2/15/11                                          355           339,913
Qwest Corp.
  8.875%, 3/15/12                                         165           179,438
Qwest Services Corp.
  13.50%, 12/15/10                                        423           488,564
Time Warner Telecom, Inc.
  10.125%, 2/01/11                                         55            55,000
Valor Telecommunications Enterprises LLC
  7.75%, 2/15/15 (a)                                      275           270,188
                                                                 --------------
                                                                      2,678,065
                                                                 --------------
COMMUNICATIONS - MOBILE-6.9%
American Cellular Corp.
  Seies B
  10.00%, 8/01/11                                         225           228,375
Inmarsat Finance Plc (United Kingdom)
  7.625%, 6/30/12                                         225           237,375
  10.375%, 11/15/12 (b)                                   205           160,925
Iridium LLC/Capital Corp.
  Series B
  14.00%, 7/15/05 (e)                                     550            86,625
KYIVSTAR (Denmark)
  10.375%, 8/17/09 (a)                                    500           549,999
MobiFon Holdings BV (Netherlands)
  12.50%, 7/31/10                                         505           612,312
Mobile Telesystems Finance, SA
  8.00%, 1/28/12 (a)                                      286           289,575
Nextel Communications, Inc.
  6.875%, 10/31/13                                        265           283,219
Nextel Partners, Inc.
  12.50%, 11/15/09                                         72            78,210
Rogers Wireless, Inc. (Canada)
  7.25%, 12/15/12                                         185           199,800
Rural Cellular Corp.
  9.75%, 1/15/10                                          210           195,300
Triton PCS, Inc.
  8.50%, 6/01/13                                          175           161,438
  8.75%, 11/15/11                                         105            74,288
  9.375%, 2/01/11                                          90            64,575
Western Wireless Corp.
  9.25%, 7/15/13                                          175           199,281
                                                                 --------------
                                                                      3,421,297
                                                                 --------------
CONSUMER MANUFACTURING-2.8%
Broder Brothers Co.
  11.25%, 10/15/10                                        282           284,819
Jostens IH Corp.
  7.625%, 10/01/12                                        190           187,625
K2, Inc.
  7.375%, 7/01/14                                         185           194,713
Levi Strauss & Co.
  7.73%, 4/01/12 (c)                                      190           179,550
North Atlantic Holding Co., Inc.
  12.25%, 3/01/14 (b)                                     225            60,750
Playtex Products, Inc.
  8.00%, 3/01/11                                          190           203,063
Rayovac Corp.
  7.375%, 2/01/15 (a)                                     280           270,900
                                                                 --------------
                                                                      1,381,420
                                                                 --------------
DIVERSFIED MEDIA-3.6%
American Media Operation
  8.875%, 1/15/11                                         140           132,650
  10.25%, 5/01/09                                         155           155,388
Dex Media, Inc.
  8.00%, 11/15/13                                         200           212,500
Dex Media East LLC
  9.875%, 11/15/09                                         50            55,125
  12.125%, 11/15/12                                        91           108,973
Dex Media West LLC
  Series B
  8.50%, 8/15/10                                           80            87,200
  9.875%, 8/15/13                                         239           272,460
Primedia, Inc.
  8.00%, 5/15/13                                          210           210,525
  8.875%, 5/15/11                                           8             8,380
WDAC Subsidiary
  8.375%, 12/01/14 (a)                                    270           257,850
WMG Holdings Corp.
  9.50% 12/15/14 (a)(b)                                   438           302,219
                                                                 --------------
                                                                      1,803,270
                                                                 --------------


4


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
ENERGY-4.1%
Amerada Hess Corp.
  7.30%, 8/15/31                                        $ 250    $      301,642
Chesapeake Energy Corp.
  7.75%, 1/15/15                                          195           210,600
Enterprise Products Operating LP
  Series B
  5.60%, 10/15/14                                         280           288,134
Grant Prideco, Inc.
  9.00%, 12/15/09                                         115           125,925
HilCorp Energy
  10.50%, 9/01/10 (a)                                     340           375,700
Kerr-McGee Corp.
  6.875%, 9/15/11                                         285           304,314
Premcor Refining Group, Inc.
  9.50%, 2/01/13                                          115           132,250
Pride International, Inc.
  7.375%, 7/15/14                                         210           230,475
Universal Compression, Inc.
  7.25%, 5/15/10                                           80            83,600
                                                                 --------------
                                                                      2,052,640
                                                                 --------------
ENTERTAINMENT/LEISURE-1.7%
NCL Corp. (Bermuda)
  10.625%, 7/15/14 (a)                                    270           284,175
Royal Caribbean Cruises, Ltd. (Liberia)
  8.75%, 2/02/11                                          240           276,600
Universal City Development
  11.75%, 4/01/10                                         195           223,763
Universal City Florida Holding Co.
  8.375%, 5/01/10                                          60            62,550
                                                                 --------------
                                                                        847,088
                                                                 --------------
FINANCIAL-3.0%
Crum & Forster Holdings Corp.
  10.375%, 6/15/13                                        105           113,925
Fairfax Financial Holdings Ltd. (Canada)
  7.375%, 4/15/18                                         145           122,525
  7.75%, 4/26/12                                          290           275,500
  8.25%, 10/01/15                                          75            70,875
Liberty Mutual Group
  5.75%, 3/15/14 (a)                                      280           281,876
Markel Capital Trust I
  Series B
  8.71%, 1/01/46                                          260           288,294
Navistar International Corp.
  6.25%, 3/01/12 (a)                                      195           188,175
PXRE Capital Trust I
  8.85%, 2/01/27                                           45            46,661
Royal & Sun Alliance Insurance (United Kingdom)
  8.95%, 10/15/29                                          80           103,521
                                                                 --------------
                                                                      1,491,352
                                                                 --------------
FOOD/BEVERAGE-0.8%
Del Monte Corp.
  8.625%, 12/15/12                                        115           126,500
Dole Food Co., Inc.
  8.625%, 5/01/09                                         105           111,825
  8.875%, 3/15/11                                          23            24,553
Foodcorp Ltd.
  8.875% 6/15/12 (a)(d)                                   125           154,673
                                                                 --------------
                                                                        417,551
                                                                 --------------
GAMING-4.3%
Ameristar Casinos, Inc.
  10.75%, 2/15/09                                          95           103,313
Argosy Gaming Co.
  9.00%, 9/01/11                                          100           109,375
Mandalay Resort Group
  10.25%, 8/01/07                                         165           181,500
MGM Mirage, Inc.
  8.375%, 2/01/11                                         280           305,199
Mohegan Tribal Gaming Authority
  6.375%, 7/15/09                                          60            61,200
  7.125%, 8/15/14                                         255           267,113
Park Place Entertainment Corp.
  7.875%, 3/15/10                                          90           100,800
  9.375%, 2/15/07                                         120           129,000
Penn National Gaming, Inc.
  6.875%, 12/01/11                                        220           225,500
Riviera Holdings Corp.
  11.00%, 6/15/10                                         210           232,050
Seneca Gaming Corp.
  7.25%, 5/01/12                                          260           268,775
Turning Stone Casino Resort Enterprises
  9.125%, 12/15/10 (a)                                    140           148,050
                                                                 --------------
                                                                      2,131,875
                                                                 --------------
HEALTHCARE-6.1%
Concentra Operating Corp.
  9.125%, 6/01/12                                          95           100,700
  9.50%, 8/15/10                                          145           154,425
Coventry Health Care, Inc.
  5.875%, 1/15/12                                          90            91,575
  6.125%, 1/15/15                                         105           106,838
DaVita, Inc.
  7.25%, 3/15/15 (a)                                      310           318,525
Hanger Orthopedic Group, Inc.
  10.375%, 2/15/09                                        260           239,850
HCA, Inc.
  6.375%, 1/15/15                                         355           368,351
Iasis Healthcare Corp.
  8.75%, 6/15/14                                          245           265,825
PacifiCare Health Systems, Inc.
  10.75%, 6/01/09                                         182           200,200
Select Medical Corp.
  7.625%, 2/01/15 (a)                                     400           395,999
Triad Hospitals, Inc.
  7.00%, 11/15/13                                         220           226,050


5


HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
Universal Hospital Services, Inc.
  10.125%, 11/01/11                                     $ 240    $      242,400
Vanguard Health Holdings Co.
  11.25%, 10/01/15 (b)                                    465           330,150
                                                                 --------------
                                                                      3,040,888
                                                                 --------------
HOTEL/LODGING-2.4%
Gaylord Entertainment Co.
  8.00%, 11/15/13                                         175           183,969
Host Marriott LP
  Series G
  9.25%, 10/01/07                                         160           172,800
  Series I
  9.50%, 1/15/07                                          125           132,500
La Quinta Properties, Inc.
  8.875%, 3/15/11                                         185           200,031
Starwood Hotels Resorts
  7.875%, 5/01/12                                         175           197,313
Sun International Hotels Ltd.
  8.875%, 8/15/11                                         105           112,350
Vail Resorts, Inc.
  6.75%, 2/15/14                                          210           213,150
                                                                 --------------
                                                                      1,212,113
                                                                 --------------
INDUSTRIAL-5.9%
Amsted Industries, Inc.
  10.25%, 10/15/11 (a)                                    255           275,400
Amtrol, Inc.
  10.625%, 12/31/06                                       295           262,550
Case New Holland, Inc.
  9.25%, 8/01/11                                          175           183,750
Dayton Superior Corp.
  10.75%, 9/15/08                                          90            93,600
  13.00%, 6/15/09                                         140           123,200
FastenTech, Inc.
  11.50%, 5/01/11                                         120           130,200
Fimep, SA (France)
  10.50%, 2/15/13                                         115           131,100
Goodman Global Holdings
  7.875%, 12/15/12 (a)                                    270           249,750
Mueller Group, Inc.
  10.00%, 5/01/12                                         190           199,500
NMHG Holdings Co.
  10.00%, 5/15/09                                         105           110,250
Sensus Metering Systems, Inc.
  8.625%, 12/15/13                                        250           232,500
Terex Corp.
  Series B
  10.375%, 4/01/11                                        195           211,575
TriMas Corp.
  9.875%, 6/15/12                                         295           247,800
Trinity Industries
  6.50%, 3/15/14                                          305           303,475
Williams Scotsman, Inc.
  9.875%, 6/01/07                                         160           160,800
                                                                 --------------
                                                                      2,915,450
                                                                 --------------
MINING & METALS-3.1%
AK Steel Corp.
  7.875%, 2/15/09                                         450           409,500
Citigroup (JSC Severstal)
  9.25%, 4/19/14 (d)                                      274           282,631
Freeport-McMoRan Copper & Gold, Inc. Cl.B
  10.125%, 2/01/10                                        120           133,500
International Steel Group
  6.50%, 4/15/14                                          234           224,640
Ispat Inland ULC
  9.75%, 4/01/14                                          201           234,165
Peabody Energy Corp.
  6.875%, 3/15/13                                         220           233,200
                                                                 --------------
                                                                      1,517,636
                                                                 --------------
NON-AIR TRANSPORTATION-0.2%
Horizon Lines LLC
  9.00%, 11/01/12 (a)                                     105           109,988
                                                                 --------------
PAPER/PACKAGING-5.1%
Abitibi-Consolidated, Inc.
  8.55%, 8/01/10                                          140           145,950
Anchor Glass Container Corp.
  11.00%, 2/15/13                                         160           124,800
Berry Plastics Corp.
  10.75%, 7/15/12                                         185           201,881
Crown Euro Holdings, SA (France)
  9.50%, 3/01/11                                          215           237,575
Georgia-Pacific Corp.
  8.875%, 5/15/31                                         130           160,875
  9.375%, 2/01/13                                         285           322,406
Graphic Packaging International Corp.
  9.50%, 8/15/13                                          215           216,613
NewPage Corp.
  10.00%, 5/01/12 (a)                                     255           255,638
Owens-Brockway Glass Container
  8.875%, 2/15/09                                         340           361,250
Pliant Corp.
  11.125%, 9/01/09                                         60            58,500
  13.00%, 6/01/10                                         350           283,500
Russell-Stanley Holdings, Inc.
  9.00%, 11/30/08 (f)(g)(h)                                91            31,969
Vitro Envases (Mexico)
  10.75%, 7/23/11 (a)                                     155           150,350
                                                                 --------------
                                                                      2,551,307
                                                                 --------------
PUBLIC UTILITIES - ELECTRIC & GAS-10.7%
AES Corp.
  8.75%, 5/15/13 (a)                                       55            61,463
  9.00%, 5/15/15 (a)                                      100           112,250
Aquila, Inc.
  14.625%, 7/01/12 (i)                                    135           176,850


6


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
                                                         (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
Calpine Corp.
  8.50%, 7/15/10 (a)                                    $ 295    $      227,150
DPL Capital Trust II
  8.125%, 9/01/31                                         230           271,151
DPL, Inc.
  6.875%, 9/01/11                                         125           135,000
Dynegy Holdings, Inc.
  10.125%, 7/15/13 (a)                                    345           389,849
Dynegy-Roseton Danskamme
  Series B
  7.67%, 11/08/16                                         240           230,400
FirstEnergy Corp.
  Series B
  6.45%, 11/15/11                                         305           333,250
Northwest Pipeline Corp.
  8.125%, 3/01/10                                         105           113,925
NRG Energy, Inc.
  8.00%, 12/15/13 (a)                                     207           218,385
Ormat Funding Corp.
  8.25%, 12/30/20                                         226           228,028
Reliant Energy, Inc.
  6.75%, 12/15/14                                         185           180,838
  9.50%, 7/15/13                                          240           266,400
SEMCO Energy, Inc.
  7.125%, 5/15/08                                          65            66,176
  7.75%, 5/15/13                                          120           125,258
Southern Natural Gas Co.
  7.35%, 2/15/31                                          245           260,627
  8.875%, 3/15/10                                         130           142,601
Star Gas Partner LP/Star Gas Finance Co.
  10.25%, 2/15/13                                         175           162,750
TECO Energy, Inc.
  6.75%, 5/01/15 (a)                                      220           233,200
  7.00%, 5/01/12                                          180           194,400
TXU Corp.
  5.55%, 11/15/14 (a)                                     205           198,820
  6.50%, 11/15/24 (a)                                     204           199,827
Williams Cos., Inc.
  7.625%, 7/15/19                                         445           500,624
  7.875%, 9/01/21                                         255           290,062
                                                                 --------------
                                                                      5,319,284
                                                                 --------------
RESTAURANTS-0.3%
Domino's, Inc.
  8.25%, 7/01/11                                          127           135,255
                                                                 --------------
RETAIL-0.4%
JC Penney Co., Inc.
  8.00%, 3/01/10                                          180           198,000
                                                                 --------------
SERVICE-3.6%
Allied Waste North America, Inc.
  6.375%, 4/15/11                                         245           235,200
  8.50%, 12/01/08                                          40            41,950
  8.875%, 4/01/08                                         125           131,250
H & E Equipment Services, Inc.
  11.125%, 6/15/12                                        295           325,238
National Waterworks, Inc.
  10.50%, 12/01/12                                        115           129,375
Service Corp. International
  6.00%, 12/15/05                                           4             4,025
  6.50%, 3/15/08                                          260           265,850
  7.70%, 4/15/09                                          160           171,200
Stewart Enterprises, Inc.
  6.25%, 2/15/13 (a)                                      220           217,800
United Rentals North America, Inc.
  6.50%, 2/15/12                                          247           242,986
                                                                 --------------
                                                                      1,764,874
                                                                 --------------
SUPERMARKET/DRUG-1.7%
Couche-Tard US/Finance Corp.
  7.50%, 12/15/13                                         169           177,450
Duane Reade, Inc.
  9.75%, 8/01/11                                          210           171,150
Rite Aid Corp.
  11.25%, 7/01/08                                         130           137,313
Roundy's, Inc.
  Series B
  8.875%, 6/15/12                                         110           113,300
Stater Brothers Holdings, Inc.
  8.125%, 6/15/12                                         240           234,000
                                                                 --------------
                                                                        833,213
                                                                 --------------
TECHNOLOGY-3.2%
Amkor Technologies, Inc.
  7.75%, 5/15/13                                          160           137,600
Celestica, Inc. (Canada)
  7.875%, 7/01/11                                         345           353,625
Flextronics International, Ltd. (Singapore)
  6.50%, 5/15/13                                          250           258,750
Lucent Technologies, Inc.
  6.45%, 3/15/29                                           80            71,600
  6.50%, 1/15/28                                          160           142,000
Nortel Networks Corp.
  6.875%, 9/01/23                                         155           144,925
SCG Holding Corp.
  8/04/11(a)                                               70           112,000
Telcordia Technologies, Inc.
  10.00%, 3/15/13(a)                                      140           130,900
Unisys Corp.
  6.875%, 3/15/10                                         220           216,150
                                                                 --------------
                                                                      1,567,550
                                                                 --------------
Total Corporate Debt Obligations
  (cost $47,441,902)                                                 47,858,641
                                                                 --------------


7


HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                       SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
PREFERRED STOCKS-1.3%
BROADCASTING/MEDIA-0.3%
Paxson Communications Corp.
  14.25%, 11/13/06 (f)                                     26    $      168,732
                                                                 --------------
FINANCIAL-1.0%
Sovereign REIT
  Series A
  12.00%, 5/16/20                                         355           485,750
                                                                 --------------
Total Preferred Stocks
  (cost $568,164)                                                       654,482
                                                                 --------------
WARRANT-0.0%
Pliant Corp.
  Warrants, expiring
  6/01/10 (e)(g)(h)
  (cost $1,820)                                            50                 1
                                                                 --------------
TOTAL INVESTMENTS-97.7%
  (cost $48,011,886)                                                 48,513,124
Other assets less liabilities-2.3%                                    1,123,232
                                                                 --------------
NET ASSETS-100%                                                  $   49,636,356
                                                                 ==============


FORWARD EXCHANGE CURRENCY CONTRACTS (SEE NOTE D)

                                                U.S. $
                            CONTRACT           VALUE ON           U.S. $
                             AMOUNT          ORIGINATION         CURRENT          UNREALIZED
                             (000)               DATE             VALUE          APPRECIATION
------------------------------------------------------------------------------------------------
SALE CONTRACT
Euro, settling 8/18/05         127            $153,699          $153,385            $314



(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $9,547,661 or 19.2% of net assets.

(b) Indicates a security that has less than zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until maturity.

(c)  Variable rate coupon, rate shown as of June 30, 2005.

(d) Position, or portion thereof, with an aggregate market value of $546,849 has been segregated to collateralize forward exchange currency contracts.

(e)  Security is in default and is non-income producing.

(f)  PIK (Paid-in-kind) preferred quarterly stock payments.

(g)  Illiquid security valued at fair value.

(h) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of June 30, 2005, are considered illiquid and restricted.


                                      ACQUISITION         ACQUISITION         MARKET       PERCENTAGE OF
RESTRICTED SECURITIES                    DATE                COST              VALUE         NET ASSETS
-----------------------------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.     11/09/01-6/06/05        $518,667          $31,969            0.06%
9.00%, 11/30/08
Pliant Corp.-warrants                  12/01/00               1,820                1            0.00
expiring 6/01/10


(i) The coupon on this security varies along with its rating. If its rating falls below Baa3/BBB- by either Moody's or Standard & Poors, the coupon steps up 50 basis points. The security is currently rated B2/B.

See Notes to Financial Statements.


8


HIGH YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $48,011,886)           $ 48,513,124
  Cash                                                                  199,476
  Foreign cash, at value (cost $119)                                        119
  Unrealized appreciation of forward exchange currency
    contracts                                                               314
  Dividends and interest receivable                                   1,052,903
  Receivable for investment securities sold                             159,678
  Receivable for capital stock sold                                      57,092
                                                                   ------------
  Total assets                                                       49,982,706
                                                                   ------------
LIABILITIES
  Payable for investment securities purchased                           232,738
  Advisory fee payable                                                   20,254
  Distribution fee payable                                                2,373
  Administrative fee payable                                              1,215
  Transfer agent fee payable                                                 55
  Accrued expenses                                                       89,715
                                                                   ------------
  Total liabilities                                                     346,350
                                                                   ------------
NET ASSETS                                                         $ 49,636,356
                                                                   ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $      6,759
  Additional paid-in capital                                         61,899,210
  Undistributed net investment income                                 1,930,973
  Accumulated net realized loss on investment and foreign
    currency transactions                                           (14,702,138)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                         501,552
                                                                   ------------
                                                                   $ 49,636,356
                                                                   ============
CLASS A SHARES
  Net assets                                                       $ 37,927,861
                                                                   ============
  Shares of capital stock outstanding                                 5,163,422
                                                                   ============
  Net asset value per share                                        $       7.35
                                                                   ============
CLASS B SHARES
  Net assets                                                       $ 11,708,495
                                                                   ============
  Shares of capital stock outstanding                                 1,595,877
                                                                   ============
  Net asset value per share                                        $       7.34
                                                                   ============


See Notes to Financial Statements.


9


HIGH YIELD PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $  2,223,856
  Dividends                                                              32,628
                                                                   ------------
  Total investment income                                             2,256,484
                                                                   ------------
EXPENSES
  Advisory fee                                                          129,842
  Distribution fee -- Class B                                            15,065
  Custodian                                                              86,003
  Administrative                                                         36,250
  Audit                                                                  20,730
  Printing                                                                6,341
  Legal                                                                   1,108
  Directors' fees                                                           496
  Transfer agency                                                           403
  Miscellaneous                                                             632
                                                                   ------------
  Total expenses                                                        296,870
                                                                   ------------
  Net investment income                                               1,959,614
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                             423,570
    Foreign currency transactions                                        (1,354)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (2,162,665)
    Foreign currency denominated assets and liabilities                   1,330
                                                                   ------------
  Net loss on investment and foreign currency transactions           (1,739,119)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    220,495
                                                                   ============


See Notes to Financial Statements.


10


HIGH YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                  (UNAUDITED)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                         $    1,959,614   $    4,148,437
  Net realized gain on investment and
    foreign currency transactions                      422,216          968,820
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                                 (2,161,335)      (1,035,275)
                                                --------------   --------------
  Net increase in net assets from operations           220,495        4,081,982

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (3,194,538)      (2,827,523)
    Class B                                           (947,882)        (641,967)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                      (1,842,179)      (1,249,760)
                                                --------------   --------------
  Total decrease                                    (5,764,104)        (637,268)

NET ASSETS
  Beginning of period                               55,400,460       56,037,728
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $1,930,973
    and $4,113,779, respectively)               $   49,636,356   $   55,400,460
                                                ==============   ==============


See Notes to Financial Statements.


11


HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein High Yield Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to earn the highest level of current income without assuming undue risk by investing principally in high yielding, fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P Duff &Phelps or Fitch or, if unrated of comparable quantity. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.


12


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio, with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


13


HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005 amounted to $63, none of which was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                   PURCHASES         SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $   14,464,775   $   18,036,593
U.S. government securities                                  -0-              -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $    2,350,254
Gross unrealized depreciation                                        (1,849,016)
                                                                 --------------
Net unrealized appreciation                                      $      501,238
                                                                 ==============


14


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The lending agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2005, the Portfolio had no securities on loan.


15


HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED        ENDED         YEAR ENDED
                    JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005   DECEMBER 31,
                     (UNAUDITED)       2004        (UNAUDITED)         2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              236,963       525,294   $   1,872,939   $   4,086,863
Shares issued
  in reinvestment
  of dividends           437,608       385,221       3,194,538       2,827,523
Shares redeemed         (887,298)   (1,613,919)     (6,976,156)    (12,584,467)
                     ------------  ------------  --------------  --------------
Net decrease            (212,727)     (703,404)  $  (1,908,679)  $  (5,670,081)
                     ===========   ===========   =============   =============

CLASS B
Shares sold              292,806       866,850   $   2,323,564   $   6,776,998
Shares issued
  in reinvestment
  of dividends           130,025        87,581         947,882         641,967
Shares redeemed         (406,062)     (382,523)     (3,204,946)     (2,998,644)
                     ------------  ------------  --------------  --------------
Net increase              16,769       571,908   $      66,500   $   4,420,321
                     ===========   ===========   =============   =============

NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


16


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    3,469,490   $    2,588,980
                                            --------------   --------------
Total taxable distributions                      3,469,490        2,588,980
                                            --------------   --------------
Total distributions paid                    $    3,469,490   $    2,588,980
                                            ==============   ==============


As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $    4,127,823
Accumulated capital and other losses                            (15,087,922)(a)
Unrealized appreciation/(depreciation)                            2,612,411(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $   (8,347,688)
                                                             ==============

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $15,073,878 of which $2,200,265 expires in the year 2007, $5,774,960 expires in the year 2008, $2,890,265 expires in the year 2009 and $4,208,388 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust High Income Portfolio, may apply. Net capital losses and foreign currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, post-October foreign currency losses of $14,044. During the current fiscal year, the Portfolio utilized capital loss carryforwards of $1,006,377.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.


17


HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential


18


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


19


HIGH YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                       YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2005  ---------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001(a)      2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $7.97        $7.91        $6.83        $7.51        $7.91        $9.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .30          .60(c)       .55          .54(c)       .63(c)       .74(c)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions                         (.25)        (.01)         .95         (.76)        (.38)       (1.18)
Net increase (decrease) in net asset
  value from operations                          .05          .59         1.50         (.22)         .25         (.44)

LESS: DIVIDENDS
Dividends from net investment income            (.67)        (.53)        (.42)        (.46)        (.65)        (.79)
Net asset value, end of period                 $7.35        $7.97        $7.91        $6.83        $7.51        $7.91

TOTAL RETURN
Total investment return based on
  net asset value (d)                            .69%        7.98%       22.44%       (3.03)%       3.04%       (5.15)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $37,928      $42,842      $48,076      $34,765      $31,283      $22,333
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.09%(e)     1.04%        1.46%        1.18%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.09%(e)     1.21%        1.46%        1.45%        1.51%        1.42%
  Net investment income                         7.61%(e)     7.74%(c)     7.48%        7.78%(c)     8.08%(c)     8.68%(c)
Portfolio turnover rate                           28%          80%         105%          83%          95%         175%



See footnote summary on page 21.


20


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS B
                                            --------------------------------------------------
                                            SIX MONTHS                                JULY 22,
                                               ENDED      YEAR ENDED DECEMBER 31,    2002(f) TO
                                          JUNE 30, 2005  ------------------------   DECEMBER 31,
                                            (UNAUDITED)     2004         2003          2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $7.95        $7.91        $6.84        $6.45

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .29          .58(c)       .52          .15(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.25)        (.02)         .97          .24
Net increase in net asset value
  from operations                                .04          .56         1.49          .39

LESS: DIVIDENDS
Dividends from net investment income            (.65)        (.52)        (.42)          -0-
Net asset value, end of period                 $7.34        $7.95        $7.91        $6.84

TOTAL RETURN
Total investment return based on
  net asset value (d)                            .58%        7.62%       22.24%        6.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $11,708      $12,558       $7,962         $366
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.33%(e)     1.30%        1.70%        1.42%(e)
  Expenses, before waivers and
    reimbursements                              1.33%(e)     1.47%        1.70%        1.63%(e)
  Net investment income                         7.35%(e)     7.51%(c)     7.19%        8.39%(c)(e)
Portfolio turnover rate                           28%          80%         105%          83%



(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change was to decrease net investment income by less than $.01 per share, decrease net realized and unrealized loss on investments by less than $.01 per share and decrease the ratio of net investment income to average net assets from 8.14% to 8.08%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


21



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>  AllianceBernstein International Value Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

INTERNATIONAL VALUE PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING            ENDING
                                          ACCOUNT VALUE      ACCOUNT VALUE    EXPENSES PAID       ANNUALIZED
INTERNATIONAL VALUE PORTFOLIO            JANUARY 1, 2005     JUNE 30, 2005    DURING PERIOD*    EXPENSE RATIO*
---------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $  990.75           $4.29             0.87%
Hypothetical (5% return before expenses)       $1,000          $1,020.48           $4.36             0.87%

CLASS B
Actual                                         $1,000          $  989.07           $5.57             1.13%
Hypothetical (5% return before expenses)       $1,000          $1,019.19           $5.66             1.13%



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


INTERNATIONAL VALUE PORTFOLIO
TEN LARGEST HOLDINGS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

ING Groep N.V.                                   $ 19,210,558           3.8%
-------------------------------------------------------------------------------
Renault, SA                                        15,309,143           3.0
-------------------------------------------------------------------------------
Sanofi-Aventis                                     13,654,632           2.7
-------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.              13,395,415           2.6
-------------------------------------------------------------------------------
Arcelor                                            13,196,424           2.6
-------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc                   12,850,458           2.5
-------------------------------------------------------------------------------
Honda Motor Co., Ltd.                              12,612,631           2.5
-------------------------------------------------------------------------------
POSCO                                              12,591,376           2.5
-------------------------------------------------------------------------------
BP Plc                                             12,537,871           2.5
-------------------------------------------------------------------------------
Canon, Inc.                                        12,495,624           2.5
                                                 ------------         -----
-------------------------------------------------------------------------------
                                                 $137,854,132          27.2%
-------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)
                                                                    PERCENT OF
SECTOR                                           U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Finance                                          $174,596,090          34.5%
-------------------------------------------------------------------------------
Capital Equipment                                  63,779,687          12.6
-------------------------------------------------------------------------------
Energy                                             61,178,389          12.1
-------------------------------------------------------------------------------
Industrial Commodities                             53,881,056          10.7
-------------------------------------------------------------------------------
Technology / Electronics                           36,583,062           7.2
-------------------------------------------------------------------------------
Consumer Staples                                   26,896,368           5.3
-------------------------------------------------------------------------------
Telecommunications                                 22,561,259           4.5
-------------------------------------------------------------------------------
Medical                                            18,815,954           3.7
-------------------------------------------------------------------------------
Construction & Housing                             12,279,342           2.4
-------------------------------------------------------------------------------
Utilities                                          12,184,820           2.4
-------------------------------------------------------------------------------
Consumer Cyclical                                   3,698,048           0.7
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments*                                486,454,075          96.1
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities           19,681,120           3.9
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $506,135,195         100.0%
-------------------------------------------------------------------------------


*  Excludes short-term investments.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


INTERNATIONAL VALUE PORTFOLIO
COUNTRY BREAKDOWN
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COUNTRY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

United Kingdom                                   $ 92,587,782          18.3%
-------------------------------------------------------------------------------
France                                             80,038,821          15.8
-------------------------------------------------------------------------------
Japan                                              80,015,851          15.8
-------------------------------------------------------------------------------
Germany                                            38,885,234           7.7
-------------------------------------------------------------------------------
Korea                                              30,749,593           6.1
-------------------------------------------------------------------------------
Canada                                             30,641,965           6.1
-------------------------------------------------------------------------------
Spain                                              22,254,865           4.4
-------------------------------------------------------------------------------
Netherlands                                        19,210,558           3.8
-------------------------------------------------------------------------------
Singapore                                          17,239,887           3.4
-------------------------------------------------------------------------------
Taiwan                                             13,511,907           2.7
-------------------------------------------------------------------------------
Italy                                              11,190,064           2.2
-------------------------------------------------------------------------------
Belgium                                            11,074,044           2.2
-------------------------------------------------------------------------------
Brazil                                              9,833,841           1.9
-------------------------------------------------------------------------------
Switzerland                                         9,470,147           1.9
-------------------------------------------------------------------------------
Hungary                                             5,556,734           1.1
-------------------------------------------------------------------------------
Other*                                             14,192,782           2.7
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments**                               486,454,075          96.1
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities           19,681,120           3.9
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $506,135,195         100.0%
-------------------------------------------------------------------------------


* The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Israel, Peoples Republic of China, Sweden and Thailand.

**  Excludes short-term investments.


3


INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-96.1%
BELGIUM-2.2%
Delhaize Group                                        184,889    $   11,074,044
                                                                 --------------
BRAZIL-1.9%
Petroleo Brasilerio, SA (ADR)                         190,400         8,766,016
Votorantim Celulose e Papel, SA (ADR)                  88,250         1,067,825
                                                                 --------------
                                                                      9,833,841
                                                                 --------------
CANADA-6.1%
Alcan, Inc.                                           167,100         5,016,273
Bank of Nova Scotia                                   274,568         9,085,037
Canadian Natural Resources Ltd.                       182,200         6,602,742
Manulife Financial Corp.                              208,100         9,937,913
                                                                 --------------
                                                                     30,641,965
                                                                 --------------
FRANCE-15.8%
Arcelor                                               676,360        13,196,424
Assurance Generales de France                         136,300        11,136,992
BNP Paribas, SA                                        36,200         2,472,459
Credit Agricole, SA                                   321,590         8,125,046
European Aeronautic Defense and Space Co.             292,390         9,277,068
Renault, SA                                           174,300        15,309,143
Sanofi-Aventis                                        166,727        13,654,632
Societe Generale                                       67,720         6,867,057
                                                                 --------------
                                                                     80,038,821
                                                                 --------------
GERMANY-7.7%
Continental AG                                        168,100        12,055,374
Depfa Bank Plc                                        367,710         5,899,408
Heidelberger Cement AG                                 70,461         5,064,965
MAN AG                                                145,100         6,008,576
Muenchener Rueckversicherungs-Gesellschaft AG
  (MunichRe)                                           93,000         9,856,911
                                                                 --------------
                                                                     38,885,234
                                                                 --------------
HUNGARY-1.1%
MOL Magyar Olaj-es Gazipari Rt.                        31,600         2,648,188
MOL Magyar Olaj-es Gazipari Rt. (GDR)                  34,630         2,908,546
                                                                 --------------
                                                                      5,556,734
                                                                 --------------
ISRAEL-0.8%
Bank Hapoalim Ltd.                                    990,700         3,112,067
Bank Leumi Le-Israel                                  372,300           958,046
                                                                 --------------
                                                                      4,070,113
                                                                 --------------
ITALY-2.2%
Eni S.p.A.                                            435,500        11,190,064
                                                                 --------------
JAPAN-15.8%
Aiful Corp.                                            75,950         5,646,979
Canon, Inc.                                           238,400        12,495,624
Honda Motor Co., Ltd.                                 256,800        12,612,631
Japan Tobacco, Inc.                                       857        11,393,164
JFE Holdings, Inc.                                    399,600         9,821,063
Nissan Motor Co., Ltd.                                401,800         3,972,212
Orix Corp.                                             13,700         2,045,681
Promise Co., Ltd.                                      81,500         5,203,096
Sumitomo Mitsui Financial Group, Inc.                   1,992        13,395,415
UFJ Holdings, Inc. (a)                                    663         3,429,986
                                                                 --------------
                                                                     80,015,851
                                                                 --------------
KOREA-6.1%
Hyundai Motor Co., Ltd.                                82,500         4,544,683
Kookmin Bank (a)                                      100,000         4,513,140
POSCO                                                  72,300        12,591,376
Samsung Electronics Co., Ltd.                           9,480         4,489,684
Shinhan Financial Group Co., Ltd.                     178,930         4,610,710
                                                                 --------------
                                                                     30,749,593
                                                                 --------------
NETHERLANDS-3.8%
ING Groep N.V.                                        683,471        19,210,558
                                                                 --------------
PEOPLES REPUBLIC OF CHINA-0.8%
China Petroleum Chemical Corp. (Sinopec)           10,930,000         4,260,410
                                                                 --------------
SINGAPORE-3.4%
Flextronics International Ltd. (a)                    460,700         6,085,847
Singapore Telecommunications Ltd.                   6,803,643        11,154,040
                                                                 --------------
                                                                     17,239,887
                                                                 --------------
SPAIN-4.4%
Endesa, SA                                            524,200        12,184,820
Repsol YPF, SA                                        396,800        10,070,045
                                                                 --------------
                                                                     22,254,865
                                                                 --------------
SWEDEN-0.7%
Svenska Cellulosa AB Cl.B                             114,800         3,667,752
                                                                 --------------
SWITZERLAND-1.9%
Credit Suisse Group                                   241,600         9,470,147
                                                                 --------------
TAIWAN-2.7%
Compal Electronics, Inc. (GDR)                      1,195,042         5,943,900
Taiwan Semiconductor Manufacturing Co., Ltd.
  (ADR)                                               829,825         7,568,007
                                                                 --------------
                                                                     13,511,907
                                                                 --------------
THAILAND-0.4%
PTT Public Co., Ltd.                                  416,000         2,194,507
                                                                 --------------


4


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    SHARES OR
                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-18.3%
Aviva Plc                                           1,049,197    $   11,650,093
BP Plc                                              1,205,600        12,537,871
Friends Provident Plc                               1,477,510         4,803,140
George Wimpey Plc                                     336,800         2,642,584
GlaxoSmithKline Plc                                   213,600         5,161,322
HBOS Plc                                              670,960        10,315,751
Intercontinental Hotels Group Plc (a)                  75,065           945,292
Persimmon Plc                                          79,131         1,104,828
Royal Bank of Scotland Group Plc                      426,800        12,850,458
Tate & Lyle Plc                                       519,400         4,429,160
Taylor Woodrow Plc                                    574,800         3,466,965
Vodafone Group Plc                                  4,691,900        11,407,219
Whitbread Plc                                         161,914         2,752,756
Xstrata Plc                                           442,960         8,520,343
                                                                 --------------
                                                                     92,587,782
                                                                 --------------
Total Common Stocks
  (cost $423,795,704)                                               486,454,075
                                                                 --------------
SHORT-TERM INVESTMENT-4.3%
TIME DEPOSIT-4.3%
The Bank of New York
  2.063% 7/01/05
  (cost $21,984,000)                                 $ 21,984        21,984,000
                                                                 --------------
TOTAL INVESTMENTS-100.4%
  (cost $445,779,704)                                               508,438,075
Other assets less liabilities-(0.4%)                                 (2,302,880)
                                                                 --------------
NET ASSETS-100%                                                  $  506,135,195
                                                                 ==============


FINANCIAL FUTURES CONTRACTS PURCHASED (SEE NOTE D)

                                                                     VALUE AT
                NUMBER OF        EXPIRATION        ORIGINAL          JUNE 30,         UNREALIZED
  TYPE          CONTRACTS          MONTH            VALUE             2005           APPRECIATION
-----------------------------------------------------------------------------------------------------

EURO STOXX                       September
50 Index           142             2005          $5,403,806        $5,495,510          $91,704



(a)  Non-income producing security.

Glossary of Terms:

ADR - American Depository Receipt

GDR - Global Depository Receipt

See Notes to Financial Statements.


5


INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $445,779,704)       $508,438,075
  Cash                                                                   164
  Foreign cash, at value (cost $3,223,858)                         3,194,686(a)
  Receivable for investment securities sold and foreign
    currency contracts                                             4,499,211
  Receivable for capital stock sold                                1,823,617
  Dividends and interest receivable                                  787,779
  Receivable for variation margin on futures contracts                41,242
                                                                ------------
  Total assets                                                   518,784,774
                                                                ------------
LIABILITIES
  Payable for investment securities purchased and foreign
    currency contracts                                            11,951,298
  Advisory fee payable                                               272,466
  Foreign capital gain tax payable                                   151,339
  Distribution fee payable                                            88,834
  Administrative fee payable                                          13,038
  Payable for capital stock redeemed                                     820
  Transfer agent fee payable                                              67
  Accrued expenses                                                   171,717
                                                                ------------
  Total liabilities                                               12,649,579
                                                                ------------
NET ASSETS                                                      $506,135,195
                                                                ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $     31,491
  Additional paid-in capital                                     434,310,801
  Undistributed net investment income                              4,799,863
  Accumulated net realized gain on investment and foreign
    currency transactions                                          4,325,866
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                   62,667,174
                                                                ------------
                                                                $506,135,195
                                                                ============
CLASS A SHARES
  Net assets                                                    $ 47,980,125
                                                                ============
  Shares of capital stock outstanding                              2,969,142
                                                                ============
  Net asset value per share                                     $      16.16
                                                                ============
CLASS B SHARES
  Net assets                                                    $458,155,070
                                                                ============
  Shares of capital stock outstanding                             28,521,820
                                                                ============
  Net asset value per share                                     $      16.06
                                                                ============


(a) An amount of U.S. $412,536 has been segregated as collateral for the financial futures contracts outstanding at June 30, 2005.

See Notes to Financial Statements.


6


INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $973,448)            $  6,940,437
  Interest                                                              118,408
                                                                   ------------
  Total investment income                                             7,058,845
                                                                   ------------
EXPENSES
  Advisory fee                                                        1,502,806
  Distribution fee -- Class B                                           441,075
  Custodian                                                             151,902
  Administrative                                                         36,250
  Printing                                                               34,488
  Audit                                                                  20,730
  Legal                                                                   5,736
  Directors' fees                                                           496
  Transfer agency                                                           403
  Miscellaneous                                                           2,324
                                                                   ------------
  Total expenses                                                      2,196,210
                                                                   ------------
  Net investment income                                               4,862,635
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           4,468,156
    Futures                                                             382,244
    Foreign currency transactions                                      (371,788)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                     (13,711,761)
    Futures                                                              25,570
    Foreign currency denominated assets and liabilities                (126,347)
                                                                   ------------
  Net loss on investment and foreign currency
    transactions                                                     (9,333,926)
                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (4,471,291)
                                                                   ============


See Notes to Financial Statements.


7


INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                  (UNAUDITED)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                         $    4,862,635   $    2,393,006
  Net realized gain on investment and
    foreign currency transactions                    4,478,612        9,024,108
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                                (13,812,538)      44,687,280
                                                --------------   --------------
  Net increase (decrease) in net assets
    from operations                                 (4,471,291)      56,104,394

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                           (300,646)        (191,011)
    Class B                                         (2,221,447)        (705,496)
  Net realized gain on investment and
    foreign currency transactions
    Class A                                           (817,290)         (78,951)
    Class B                                         (7,232,618)        (352,748)

CAPITAL STOCK TRANSACTIONS
  Net increase                                     189,640,736      132,797,869
                                                --------------   --------------
  Total increase                                   174,597,444      187,574,057

NET ASSETS
  Beginning of period                              331,537,751      143,963,694
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $4,799,863 and
    $2,459,321, respectively)                   $  506,135,195   $  331,537,751
                                                ==============   ==============


See Notes to Financial Statements.


8


INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein International Value Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on May 10, 2001. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


9


INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2005, there were no expenses waived by the Adviser.


10


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

Effective January 1, 2004 through September 6, 2004, in connection with the Adviser's settlement with the New York Attorney General's Office ("NYAG") the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $509,664, of which $16,673 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                   PURCHASES          SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $  206,663,828   $   30,941,797
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $   68,807,049
Gross unrealized depreciation                                        (6,148,678)
                                                                 --------------
Net unrealized appreciation                                      $   62,658,371
                                                                 ==============


11


INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

1. FINANCIAL FUTURES CONTRACTS

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

3. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


12


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS                    SIX MONTHS
                        ENDED       YEAR ENDED        ENDED        YEAR ENDED
                   JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005    DECEMBER 31,
                     (UNAUDITED)       2004        (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              272,574       738,827   $   4,569,774   $  10,579,597
Shares issued
  in reinvestment
  of dividends and
  distributions           69,653        19,619       1,117,936         269,962
Shares redeemed         (192,980)     (290,296)     (3,189,694)     (4,116,268)
                     ------------  ------------  --------------  --------------
Net increase             149,247       468,150   $   2,498,016   $   6,733,291
                     ===========   ===========   =============   =============

CLASS B
Shares sold           11,122,967     9,118,920   $ 182,991,779   $ 131,486,643
Shares issued
  in reinvestment
  of dividends and
  distributions          592,360        77,188       9,454,065       1,058,244
Shares redeemed         (321,312)     (455,690)     (5,303,124)     (6,480,309)
                     ------------  ------------  --------------  --------------
Net increase          11,394,015     8,740,418   $ 187,142,720   $ 126,064,578
                     ===========   ===========   =============   =============


NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE H: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                 2004             2003
                                            ==============   ==============
Distributions paid from:
  Ordinary income                           $    1,328,206   $      243,685
                                            --------------   --------------
Total distributions paid                    $    1,328,206   $      243,685
                                            ==============   ==============


13


INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $    5,035,013
Undistributed long-term capital gains                             5,361,719
Unrealized appreciation/(depreciation)                           76,439,463(a)
                                                             --------------
Total accumulated earnings/(deficit)                         $   86,836,195
                                                             ==============

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections


14


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


15


INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS A
                                            ---------------------------------------------------------------
                                            SIX MONTHS                                        MAY 10, 2001(a)
                                               ENDED             YEAR ENDED DECEMBER 31,             TO
                                          JUNE 30, 2005  -------------------------------------  DECEMBER 31,
                                            (UNAUDITED)      2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $16.70       $13.45        $9.35        $9.87       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .20          .20          .13          .13          .04
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.36)        3.16         4.01         (.64)        (.17)
Net increase (decrease) in net asset
  value from operations                         (.16)        3.36         4.14         (.51)        (.13)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.10)        (.08)        (.04)        (.01)          -0-
Distributions from net realized gain
  on investment transactions                    (.28)        (.03)          -0-          -0-          -0-
Total dividends and distributions               (.38)        (.11)        (.04)        (.01)          -0-
Net asset value, end of period                $16.16       $16.70       $13.45        $9.35        $9.87

TOTAL RETURN
Total investment return based on
  net asset value (d)                           (.93)%      25.12%       44.36%       (5.15)%      (1.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $47,980      $47,095      $31,628      $14,391       $3,913
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .87%(e)      .95%        1.20%        1.17%         .95%(e)
  Expenses, before waivers and
    reimbursements                               .87%(e)     1.13%        1.49%        2.20%        8.41%(e)
  Net investment income (c)                     2.47%(e)     1.42%        1.16%        1.30%         .59%(e)
Portfolio turnover rate                            8%          23%          14%          19%          22%



See footnote summary on page 17.


16


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS B
                                            ---------------------------------------------------------------
                                                                                                  AUGUST 15,
                                             SIX MONTHS                                            2001(f)
                                               ENDED             YEAR ENDED DECEMBER 31,             TO
                                          JUNE 30, 2005  -------------------------------------   DECEMBER 31,
                                            (UNAUDITED)      2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $16.61       $13.39        $9.33        $9.87       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .20          .15          .08          .08          .01
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.38)        3.16         4.01         (.61)        (.39)
Net increase (decrease) in net asset
  value from operations                         (.18)        3.31         4.09         (.53)        (.38)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.09)        (.06)        (.03)        (.01)          -0-
Distributions from net realized gain
  on investment transactions                    (.28)        (.03)          -0-          -0-          -0-
Total dividends and distributions               (.37)        (.09)        (.03)        (.01)          -0-
Net asset value, end of period                $16.06       $16.61       $13.39        $9.33        $9.87

TOTAL RETURN
Total investment return based on
  net asset value (d)                          (1.09)%      24.86%       43.95%       (5.36)%      (3.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $458,155     $284,443     $112,336      $26,133       $1,828
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.13%(e)     1.20%        1.45%        1.44%        1.20%(e)
  Expenses, before waivers and
    reimbursements                              1.13%(e)     1.38%        1.74%        2.47%        9.31%(e)
  Net investment income (c)                     2.42%(e)     1.07%         .38%         .86%         .17%(e)
Portfolio turnover rate                            8%          23%          14%          19%          22%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


17


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management



AllianceBernstein
Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005



>    AllianceBernstein Small/Mid Cap Value Portfolio


SEMI-ANNUAL REPORT




INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.




SMALL/MID CAP VALUE PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                Beginning           Ending
                                              Account Value      Account Value    Expenses Paid       Annualized
Small/Mid Cap Value Portfolio                January 1, 2005     June 30, 2005    During Period*    Expense Ratio*
-----------------------------                ---------------     -------------    --------------    --------------
Class A
Actual                                            $1,000           $1,015.22          $4.40              0.88%
Hypothetical (5% return before expenses)          $1,000           $1,020.43          $4.41              0.88%

Class B
Actual                                            $1,000           $1,013.59          $5.64              1.13%
Hypothetical (5% return before expenses)          $1,000           $1,019.19          $5.66              1.13%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


SMALL/MID CAP VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                         U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Owens & Minor, Inc.                              $ 5,713,010           2.0%
Pulte Homes, Inc.                                  5,577,350           2.0
Payless ShoeSource, Inc.                           5,543,040           2.0
Office Depot, Inc.                                 5,239,496           1.9
Beazer Homes USA, Inc.                             5,092,065           1.8
A.G. Edwards, Inc.                                 5,047,769           1.8
URS Corp.                                          4,900,320           1.7
BJ's Wholesale Club, Inc.                          4,854,006           1.7
Jones Apparel Group, Inc.                          4,665,312           1.6
Moog, Inc. Cl.A                                    4,638,477           1.6
                                                 -----------         -----
                                                 $51,270,845          18.1%

SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)
_______________________________________________________________________________


                                                                    PERCENT OF
SECTOR                                          U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Financial                                       $ 56,572,448          20.0%
Consumer Cyclicals                                47,381,946          16.8
Capital Equipment                                 33,615,084          11.9
Consumer Growth                                   22,451,071           7.9
Non-Financial                                     21,043,989           7.5
Technology                                        16,742,084           5.9
Commodities                                       14,711,494           5.2
Services                                          14,160,433           5.0
Utilities                                         13,335,709           4.7
Consumer Staples                                  12,958,292           4.6
Energy                                             9,047,324           3.2
Industrial Resources                               8,463,718           3.0
                                                ------------        ------
Total Investments*                               270,483,592          95.7
Cash and receivables, net of liabilities          12,069,420           4.3
                                                ------------        ------
Net Assets                                      $282,553,012         100.0%


*    Excludes short-term investments.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-95.7%
FINANCIAL-20.0%
MAJOR REGIONAL BANKS-5.2%
Central Pacific Financial Corp.                 101,900    $   3,627,640
Hibernia Corp. Cl. A                             86,300        2,863,434
Popular, Inc.                                    92,000        2,317,480
TD Banknorth, Inc.                               16,660          496,468
UnionBanCal Corp.                                45,900        3,071,628
Whitney Holding Corp.                            72,000        2,349,360
                                                             ------------
                                                              14,726,010

MULTI-LINE INSURANCE-1.9%
PacifiCare Health Systems, Inc. (a)              31,000        2,214,950
StanCorp Financial Group, Inc.                   41,500        3,178,070
                                                             ------------
                                                               5,393,020

PROPERTY - CASUALTY INSURANCE-4.5%
Old Republic International Corp.                148,700        3,760,623
PartnerRe Ltd. (Bermuda)                         17,700        1,140,234
Platinum Underwriters Holdings, Ltd.            122,000        3,882,040
Radian Group, Inc.                               84,600        3,994,812
                                                             ------------
                                                              12,777,709

REAL ESTATE INVESTMENT TRUST-0.4%
FelCor Lodging Trust, Inc. (a)                   70,000        1,013,600

SAVINGS AND LOAN-6.2%
Astoria Financial Corp.                         135,900        3,869,073
Commercial Federal Corp.                        110,700        3,728,376
MAF Bancorp, Inc.                               105,295        4,488,726
Sovereign Bancorp, Inc.                         135,000        3,015,900
Washington Federal, Inc.                        106,814        2,512,265
                                                             ------------
                                                              17,614,340

MISCELLANEOUS FINANCIAL-1.8%
A.G. Edwards, Inc.                              111,800        5,047,769
                                                             ------------
                                                              56,572,448

CONSUMER CYCLICALS-16.8%
AUTOS & AUTO PARTS-3.0%
American Axle & Manufacturing
  Holdings, Inc.                                 82,000        2,072,140
BorgWarner, Inc.                                 42,000        2,254,140
Dana Corp.                                      175,300        2,631,253
Group 1 Automotive, Inc. (a)                     56,510        1,358,500
                                                             ------------
                                                               8,316,033

RETAILERS-8.7%
AutoNation, Inc. (a)                            163,400        3,352,968
BJ's Wholesale Club, Inc. (a)                   149,400        4,854,006
Borders Group, Inc.                             156,100        3,950,891
Federated Department Stores, Inc.                23,800        1,744,064
Office Depot, Inc. (a)                          229,400        5,239,496
Payless ShoeSource, Inc. (a)                    288,700        5,543,040
                                                             ------------
                                                              24,684,465

TEXTILES/SHOES - APPAREL MFG.-4.6%
Jones Apparel Group, Inc.                       150,300        4,665,312
Liz Claiborne, Inc.                             108,100        4,298,056
Reebok International Ltd.                        32,200        1,346,926
V.F. Corp.                                       44,500        2,546,290
                                                             ------------
                                                              12,856,584

MISCELLANEOUS CONSUMER CYCLICALS-0.5%
Brunswick Corp.                                  35,200        1,524,864
                                                             ------------
                                                              47,381,946

CAPITAL EQUIPMENT-11.9%
AEROSPACE - DEFENSE-1.5%
Goodrich Corp.                                  103,500        4,239,360

AUTO TRUCKS - PARTS-2.9%
ArvinMeritor, Inc.                              181,800        3,234,222
Modine Manufacturing Co.                         68,200        2,220,592
PACCAR, Inc.                                     34,500        2,346,000
TRW Automotive Holdings Corp. (a)                19,100          468,141
                                                             ------------
                                                               8,268,955

ELECTRICAL EQUIPMENT-1.6%
Anixter International, Inc.                      51,600        1,917,972
Cooper Industries Ltd. Cl. A (Bermuda)           42,200        2,696,580
                                                             ------------
                                                               4,614,552

MACHINERY-3.9%
Lincoln Electric Holdings, Inc.                  62,000        2,055,300
Moog, Inc. Cl. A (a)                            147,300        4,638,477
Terex Corp. (a)                                 106,800        4,207,920
                                                             ------------
                                                              10,901,697

MISCELLANEOUS CAPITAL GOODS-2.0%
Parker-Hannifin Corp.                            34,500        2,139,345
Textron, Inc.                                    45,500        3,451,175
                                                             ------------
                                                               5,590,520
                                                             ------------
                                                              33,615,084


3


SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
CONSUMER GROWTH-7.9%
HOSPITAL MANAGEMENT-1.6%
Universal Health Services, Inc. Cl. B            70,900    $   4,408,562

HOSPITAL SUPPLIES-2.0%
Owens & Minor, Inc.                             176,600        5,713,010

OTHER MEDICAL-1.0%
PerkinElmer, Inc.                               149,000        2,816,100

PHOTOGRAPHY-1.0%
IKON Office Solutions, Inc.                     302,900        2,880,579

PUBLISHING-0.6%
The Readers Digest Association, Inc.            105,000        1,732,500

MISCELLANEOUS CONSUMER GROWTH-1.7%
URS CORP. (a)                                   131,200        4,900,320
                                                             ------------
                                                              22,451,071

NON-FINANCIAL-7.5%
BUIDING MATERIALS - CEMENT-0.6%
Texas Industries, Inc.                           30,300        1,703,769

BUILDING MATERIALS - HEAT/PLUMBING/AIR-0.9%
Hughes Supply, Inc.                              94,000        2,641,400

HOME BUILDING-2.0%
Pulte Homes, Inc.                                66,200        5,577,350

MISCELLANEOUS BUILDING-4.0%
Beazer Homes USA, Inc.                           89,100        5,092,065
Harsco Corp.                                     35,500        1,936,525
Quanta Services, Inc. (a)                       465,100        4,092,880
                                                             ------------
                                                              11,121,470
                                                             ------------
                                                              21,043,989

TECHNOLOGY-5.9%
COMMUNICATION - EQUIP. MFRS.-2.9%
ADC Telecommunications, Inc. (a)                 90,857        1,977,957
Andrew Corp.(a)                                 307,900        3,928,804
Nortel Networks Corp. (Canada) (a)              316,100          825,021
Tellabs, Inc. (a)                               157,000        1,365,900
                                                             ------------
                                                               8,097,682

COMPUTER/INSTRUMENTATION-0.8%
Sanmina-SCI Corp. (a)                           411,679        2,251,884

SEMICONDUCTORS-1.0%
Vishay Intertechnology, Inc. (a)                237,100        2,814,377

MISCELLANEOUS INDUSTRIAL TECHNOLOGY-1.2%
Arrow Electronics, Inc. (a)                      21,000          570,360
Avnet, Inc. (a)                                  22,000          495,660
Solectron Corp. (a)                             107,400          407,046
Tech Data Corp. (a)                              57,500        2,105,075
                                                             ------------
                                                               3,578,141
                                                             ------------
                                                              16,742,084

COMMODITIES-5.2%
CHEMICALS-2.4%
Albemarle Corp.                                  34,500        1,258,215
Crompton Corp.                                  133,200        1,884,780
Cytec Industries, Inc.                           88,600        3,526,280
                                                             ------------
                                                               6,669,275

CONTAINERS - METAL/GLASS/PAPER-0.5%
Ball Corp.                                       43,000        1,546,280

MISCELLANEOUS INDUSTRIAL COMMODITIES-1.2%
United Stationers, Inc. (a)                      70,995        3,485,855

MISCELLANEOUS METALS-1.1%
Reliance Steel & Aluminum Co.                    81,200        3,010,084
                                                             ------------
                                                              14,711,494

SERVICES-5.0%
RAILROADS-1.4 %
Laidlaw International, Inc.                     171,700        4,137,970

TRUCKERS-1.1%
CNF, Inc.                                        67,425        3,027,383

MISCELLANEOUS INDUSTRIAL TRANSPORTATION-2.5%
GATX Corp.                                      118,700        4,095,150
SEACOR Holdings, Inc. (a)                        45,100        2,899,930
                                                             ------------
                                                               6,995,080
                                                             ------------
                                                              14,160,433


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
UTILITIES-4.7%
ELECTRICAL COMPANIES-4.7%
Constellation Energy Group, Inc.                 41,000    $   2,365,290
Northeast Utilities                             129,200        2,695,112
PNM Resources, Inc.                              96,300        2,774,403
Puget Energy, Inc.                              120,800        2,824,304
Wisconsin Energy Corp.                           36,900        1,439,100
WPS Resources Corp.                              22,000        1,237,500
                                                             ------------
                                                              13,335,709

CONSUMER STAPLES-4.6%
FOODS-3.2%
Corn Products International, Inc.                66,000        1,568,160
Del Monte Foods Co. (a)                         322,600        3,474,402
Universal Corp.                                  93,500        4,093,430
                                                             ------------
                                                               9,135,992

RESTAURANTS-1.0%
Jack in the Box, Inc. (a)                        75,000        2,844,000

RETAIL STORES - FOOD-0.4%
SUPERVALU, Inc.                                  30,000          978,300
                                                             ------------
                                                              12,958,292

ENERGY-3.2%
OFFSHORE DRILLING-1.5%
Rowan Companies, Inc. (a)                       140,000        4,159,400

OILS - INTEGRATED DOMESTIC-1.7%
Amerada Hess Corp.                               16,400        1,746,764
Pogo Producing Co.                               60,500        3,141,160
                                                             ------------
                                                               4,887,924
                                                             ------------
                                                               9,047,324



                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)    U.S. $ Value
-------------------------------------------------------------------------------
INDUSTRIAL RESOURCES-3.0%
ALUMINUM-0.7%
Mueller Industries, Inc.                         75,000    $   2,032,500

STEEL-1.2%
United States Steel Corp.                       100,000        3,437,000

MISCELLANEOUS METALS-1.1%
Silgan Holdings, Inc.                            53,240        2,994,218
                                                             ------------
                                                               8,463,718

Total Common Stocks
  (cost $223,465,524)                                        270,483,592

SHORT-TERM INVESTMENT-3.2%
TIME DEPOSIT-3.2%
The Bank of New York
  2.063%, 7/01/05
  (cost $9,073,000)                             $ 9,073        9,073,000

TOTAL INVESTMENTS-98.9%
  (cost $232,538,524)                                        279,556,592
Other assets less liabilities-1.1%                             2,996,420

NET ASSETS-100%                                            $ 282,553,012


(a)  Non-income producing security.

     See Notes to Financial Statements.


5


SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $232,538,524)        $ 279,556,592
  Cash                                                                     735
  Receivable for capital stock sold                                  1,855,405
  Receivable for investment securities sold                          1,560,872
  Dividends and interest receivable                                    229,246
  Total assets                                                     283,202,850

LIABILITIES
  Payable for investment securities purchased                          203,464
  Advisory fee payable                                                 169,749
  Payable for capital stock redeemed                                    99,321
  Distribution fee payable                                              32,105
  Administrative fee payable                                            13,038
  Transfer agent fee payable                                                67
  Accrued expenses                                                     132,094
  Total liabilities                                                    649,838

NET ASSETS                                                       $ 282,553,012

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      17,471
  Additional paid-in capital                                       225,942,029
  Undistributed net investment income                                  262,315
  Accumulated net realized gain on investment transactions           9,313,129
  Net unrealized appreciation of investments                        47,018,068
                                                                 $ 282,553,012

Class A Shares
  Net assets                                                     $ 122,438,848
  Shares of capital stock outstanding                                7,557,949
  Net asset value per share                                      $       16.20

Class B Shares
  Net assets                                                     $ 160,114,164
  Shares of capital stock outstanding                                9,913,088
  Net asset value per share                                      $       16.15


See Notes to Financial Statements.


6


SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $3,325)            $   1,527,326
  Interest                                                              96,342
  Total investment income                                            1,623,668

EXPENSES
  Advisory fee                                                         979,739
  Distribution fee--Class B                                            181,780
  Custodian                                                             72,883
  Administrative                                                        36,250
  Printing                                                              28,819
  Audit                                                                 20,730
  Legal                                                                  4,884
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                          1,850
  Total expenses                                                     1,327,834
  Net investment income                                                295,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       9,413,171
  Net change in unrealized appreciation/depreciation
    of investments                                                  (5,486,976)
  Net gain on investment transactions                                3,926,195

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   4,222,029


See Notes to Financial Statements.


7


SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              Six Months Ended    Year Ended
                                               June 30, 2005     December 31,
                                                (unaudited)          2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income                        $     295,834     $   1,760,970
  Net realized gain on investment
    transactions                                   9,413,171        12,197,879
  Net change in unrealized
    appreciation/depreciation of
    investments                                   (5,486,976)       25,133,503
  Net increase in net assets from
    operations                                     4,222,029        39,092,352

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
  Net investment income
    Class A                                         (876,310)         (181,706)
    Class B                                         (892,522)          (80,321)
  Net realized gain on investment
    transactions
    Class A                                       (5,292,917)       (2,336,222)
    Class B                                       (6,946,948)       (2,409,632)

CAPITAL STOCK TRANSACTIONS
  Net increase                                    30,843,163        53,508,942
  Total increase                                  21,056,495        87,593,413

NET ASSETS
  Beginning of period                            261,496,517       173,903,104
  End of period (including undistributed
    net investment income of $262,315 and
    $1,735,313, respectively)                  $ 282,553,012     $ 261,496,517


See Notes to Financial Statements.


8


SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies
The AllianceBernstein Small/Mid Cap Value Portfolio (the "Portfolio"), formerly AllianceBernstein Small Cap Value Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on May 1, 2001. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


9


SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2005, there were no expenses waived by the Adviser.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Effective January 1, 2004 through September 6, 2004, in connection with the Adviser's settlement with the New York Attorney General's Office ("NYAG") the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser representing the cost of certain legal and accounting services provided to the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $101,946, of which $33,260 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C.Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: Distribution Plan
The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                 Purchases           Sales
                                                ------------      ------------
Investment securities (excluding U.S.
  government securities)                        $ 54,857,545      $ 35,424,979
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 53,032,757
Gross unrealized depreciation                                       (6,014,689)
Net unrealized appreciation                                       $ 47,018,068


11


SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE E: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2005  December 31,  June 30, 2005   December 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              739,795     1,690,352    $ 12,082,780    $ 25,588,665
Shares issued in
  reinvestment of
  dividends and
  distributions          388,002       172,225       6,169,227       2,517,928
Shares redeemed         (634,933)   (1,075,133)    (10,363,473)    (16,276,570)
Net increase             492,864       787,444    $  7,888,534    $ 11,830,023

Class B
Shares sold            1,575,821     3,830,995    $ 25,706,255    $ 57,835,750
Shares issued in
  reinvestment of
  dividends and
  distributions          494,604       170,661       7,839,470       2,489,953
Shares redeemed         (647,710)   (1,247,227)    (10,591,096)    (18,646,784)
Net increase           1,422,715     2,754,429    $ 22,954,629    $ 41,678,919


NOTE F: Risks Involved in Investing in the Portfolio
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE H: Distributions to Shareholders
The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                    2004              2003
                                                 -----------       -----------
DISTRIBUTIONS PAID FROM:
  Ordinary income                                $ 1,422,125       $ 1,591,215
  Net long-term capital gains                      3,585,756           409,752
Total taxable distributions                        5,007,881         2,000,967
Total distributions paid                         $ 5,007,881       $ 2,000,967


13


SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $  5,161,210
Undistributed long-term capital gains                            8,760,273
Accumulated capital and other losses                               (46,347)(a)
Unrealized appreciation/(depreciation)                          52,505,044(b)
Total accumulated earnings/(deficit)                          $ 66,380,180

(a) Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, post October capital losses of $46,347.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE I: Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


15


SMALL/MID CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS A
                                            ---------------------------------------------------------------
                                            Six Months                                         May 2, 2001(a)
                                               Ended             Year Ended December 31,             to
                                           June 30, 2005 -------------------------------------  December 31,
                                            (unaudited)      2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $16.84       $14.49       $10.46       $11.18       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .03          .14          .04          .12          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .22         2.60         4.23         (.81)        1.04
Net increase (decrease) in net asset value
  from operations                                .25         2.74         4.27         (.69)        1.18

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.13)        (.03)        (.07)        (.02)          -0-
Distributions from net realized gain
  on investment transactions                    (.76)        (.36)        (.17)        (.01)          -0-
Total dividends and distributions               (.89)        (.39)        (.24)        (.03)          -0-
Net asset value, end of period                $16.20       $16.84       $14.49       $10.46       $11.18

TOTAL RETURN
Total investment return based on
  net asset value (d)                           1.52%       19.30%       41.26%       (6.20)%      11.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $122,439     $118,981      $90,949      $55,592      $21,076
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .88%(e)      .86%        1.20%        1.13%         .95%(e)
  Expenses, before waivers and
    reimbursements                               .88%(e)     1.09%        1.28%        1.41%        2.65%(e)
  Net investment income (c)                      .36%(e)      .96%         .34%        1.04%        1.99%(e)
Portfolio turnover rate                           14%          30%          21%          28%          12%


See footnote summary on page 17.


16


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        CLASS B
                                            ---------------------------------------------------------------
                                            Six Months                                         May 1, 2001(f)
                                               Ended             Year Ended December 31,             to
                                           June 30, 2005 -------------------------------------  December 31,
                                            (unaudited)      2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $16.79       $14.46       $10.46       $11.20       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .01          .11          .01          .08          .11
Net realized and unrealized gain (loss)
  on investment transactions                     .21         2.59         4.22         (.79)        1.09
Net increase (decrease) in net asset value
  from operations                                .22         2.70         4.23         (.71)        1.20

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.10)        (.01)        (.06)        (.02)          -0-
Distributions from net realized gain
  on investment transactions                    (.76)        (.36)        (.17)        (.01)          -0-
Total dividends and distributions               (.86)        (.37)        (.23)        (.03)          -0-
Net asset value, end of period                $16.15       $16.79       $14.46       $10.46       $11.20

TOTAL RETURN
Total investment return based on
  net asset value (d)                           1.36%       19.08%       40.89%       (6.37)%      12.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $160,114     $142,516      $82,954      $22,832         $346
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.13%(e)     1.12%        1.45%        1.43%        1.20%(e)
  Expenses, before waivers and
    reimbursements                              1.13%(e)     1.34%        1.53%        1.70%        3.17%(e)
  Net investment income (c)                      .12%(e)      .75%         .05%         .74%        2.17%(e)
Portfolio turnover rate                           14%          30%          21%          28%          12%


(a)  Commencement of distribution.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of operations.


17




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

> ALLIANCEBERNSTEIN VALUE PORTFOLIO


SEMI-ANNUAL REPORT


JUNE 30, 2005


INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.


VALUE PORTFOLIO
FUND EXPENSES
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.


ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        BEGINNING         ENDING        EXPENSES     ANNUALIZED
                      ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING     EXPENSE
VALUE PORTFOLIO      JANUARY 1, 2005   JUNE 30, 2005      PERIOD*       RATIO*
-------------------------------------------------------------------------------
CLASS A
Actual                    $1,000         $1,008.39         $3.73         0.75%
Hypothetical
  (5% return before
  expenses)               $1,000         $1,021.08         $3.76         0.75%

CLASS B
Actual                    $1,000         $1,007.99         $4.98         1.00%
Hypothetical
  (5% return before
  expenses)               $1,000         $1,019.84         $5.01         1.00%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Exxon Mobil Corp.                            $  8,994,055             5.6%
Citigroup, Inc.                                 7,225,749             4.5
Bank of America Corp.                           4,875,709             3.0
General Electric Co.                            4,798,159             3.0
ChevronTexaco Corp.                             3,377,568             2.1
Altria Group, Inc.                              3,178,039             2.0
Verizon Communications                          2,967,845             1.8
Pfizer, Inc.                                    2,865,562             1.8
ConocoPhillips                                  2,828,508             1.8
Wachovia Corp.                                  2,636,240             1.6
-------------------------------------------------------------------------------
                                             $ 43,747,434            27.2%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)

                                                                  PERCENT OF
SECTOR                                       U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Financial                                   $  51,938,848            32.2%
Energy                                         22,518,362            14.0
Utilities                                      12,574,173             7.8
Consumer Staples                               12,199,841             7.6
Consumer Growth                                12,111,308             7.5
Capital Equipment                              11,941,516             7.4
Technology                                     10,375,416             6.4
Consumer Cyclicals                              9,207,895             5.7
Commodities                                     3,808,040             2.4
Services                                        2,819,530             1.7
Industrial Commodities                          2,506,895             1.6
Consumer Manufacturing                            919,300             0.6
Non-Finance                                       663,552             0.4
Healthcare                                        573,945             0.4
Total Investments*                            154,158,621            95.7

Cash and receivables,
  net of liabilities                            6,971,440             4.3

Net Assets                                  $ 161,130,061           100.0%


*    Excludes short-term investments.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of Adviser.


2


VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-95.7%
FINANCIAL-32.2%
BANKS-5.9%
Citigroup, Inc.                                 156,300     $  7,225,749
JPMorgan Chase & Co.                             66,700        2,355,844
                                                             ------------
                                                               9,581,593

FINANCE - PERSONAL LOANS-0.9%
Countrywide Credit Industries, Inc.              35,768        1,381,002

LIFE INSURANCE-2.3%
Genworth Financial, Inc.                         31,400          949,222
Jefferson-Pilot Corp.                             8,400          423,528
MetLife, Inc.                                    24,800        1,114,512
Prudential Financial, Inc.                       18,000        1,181,880
Torchmark Corp.                                   1,300           67,860
                                                             ------------
                                                               3,737,002

MAJOR REGIONAL BANKS-11.2%
Bank of America Corp.                           106,900        4,875,709
BB&T Corp.                                       13,500          539,595
Comerica, Inc.                                   17,600        1,017,280
Huntington Bancshares, Inc.                      40,200          970,428
KeyCorp.                                         27,950          926,543
Mellon Financial Corp.                           31,300          897,997
National City Corp.                              36,400        1,241,968
PNC Financial Services Group                     14,700          800,562
SunTrust Banks, Inc.                             17,600        1,271,424
U.S. Bancorp                                     59,700        1,743,240
Wachovia Corp.                                   53,150        2,636,240
Wells Fargo & Co.                                19,000        1,170,020
                                                             ------------
                                                              18,091,006

MULTI-LINE INSURANCE-1.2%
American International Group, Inc.                8,500          493,850
The Hartford Financial
  Services Group, Inc.                           18,500        1,383,430
                                                             ------------
                                                               1,877,280

PROPERTY - CASUALTY INSURANCE-3.3%
ACE Ltd. (Cayman Islands)                         9,900          444,015
Allstate Corp.                                   25,350        1,514,663
Chubb Corp.                                      12,500        1,070,125
PartnerRe Ltd. (Bermuda)                          4,300          277,006
The St. Paul Travelers Cos., Inc.                35,733        1,412,525
XL Capital Ltd. Cl.A
  (Bermuda)                                       9,100          677,222
                                                             ------------
                                                               5,395,556

SAVINGS AND LOAN-3.6%
Astoria Financial Corp.                          21,750          619,223
Fannie Mae                                       31,900        1,862,960
Freddie Mac                                      26,000        1,695,980
Washington Mutual, Inc.                          39,800        1,619,462
                                                             ------------
                                                               5,797,625

MISCELLANEOUS FINANCIAL-3.8%
Lehman Brothers Holdings, Inc.                   13,700        1,360,136
MBIA, Inc.                                       11,800          699,858
Merrill Lynch & Co., Inc.                        21,100        1,160,711
MGIC Investment Corp.                            11,900          776,118
Morgan Stanley                                   17,300          907,731
The Goldman Sachs Group, Inc.                    11,500        1,173,230
                                                             ------------
                                                               6,077,784
                                                             ------------
                                                              51,938,848

ENERGY-14.0%
GAS PIPELINES-0.2%
El Paso Corp.                                    23,000          264,960

OFFSHOE DRILLING-1.4%
Global StantaFe Corp.                            22,100          901,680
Noble Corp.                                      14,000          861,140
Rowan Cos., Inc. (a)                             19,200          570,432
                                                             ------------
                                                               2,333,252

OILS - INTEGRATED DOMESTIC-3.7%
ConocoPhillips                                   49,200        2,828,508
Marathon Oil Corp.                               27,100        1,446,327
Occidental Petroleum Corp.                       22,100        1,700,153
                                                             ------------
                                                               5,974,988

OILS - INTEGRATED INTERNATIONAL-8.7%
BP p.l.c. (ADR)
  (United Kingdom)                               12,300          767,274
ChevronTexaco Corp.                              60,400        3,377,568
Exxon Mobil Corp.                               156,500        8,994,055
Total, SA (ADR) (France)                          6,900          806,265
                                                             ------------
                                                              13,945,162
                                                             ------------
                                                              22,518,362

UTILITIES-7.8%
ELECTRIC COMPANIES-3.8%
American Electric Power Co., Inc.                28,075        1,035,125
Edison International                              5,600          227,080
Entergy Corp.                                    12,300          929,265
Exelon Corp.                                     26,200        1,344,846
FirstEnergy Corp.                                27,200        1,308,592
Sempra Energy                                    25,400        1,049,274
Xcel Energy, Inc.                                 9,700          189,344
                                                             ------------
                                                               6,083,526


3


VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
TELEPHONE-4.0%
BellSouth Corp.                                  13,600     $    361,352
SBC Communications, Inc.                         48,600        1,154,250
Sprint Corp.                                     80,000        2,007,200
Verizon Communications                           85,900        2,967,845
                                                             ------------
                                                               6,490,647
                                                             ------------
                                                              12,574,173

CONSUMER STAPLES-7.6%
BEVERAGES - SOFT, LITE & HARD-0.6%
Molson Coors Brewing Co. Cl.B                     7,500          465,000
PepsiCo, Inc.                                     8,200          442,226
                                                             ------------
                                                                 907,226

FOOD-1.0%
Del Monte Foods Co. (a)                          33,400          359,718
Kraft Foods, Inc.                                13,800          438,978
Sara Lee Corp.                                   40,600          804,286
                                                             ------------
                                                               1,602,982

RESTAURANTS-1.1%
Darden Restaurants, Inc.                          9,700          319,906
McDonald's Corp.                                 51,800        1,437,450
                                                             ------------
                                                               1,757,356

RETAIL STORES - FOOD-1.6%
Safeway, Inc.                                    48,800        1,102,392
SUPERVALU, Inc.                                  19,400          632,634
The Kroger Co. (a)                               49,000          932,470
                                                             ------------
                                                               2,667,496

SOAPS-0.5%
Unilever NV (ADR)
  (Netherlands)                                  11,500          745,545

SUGAR REFINERS-0.3%
Archer-Daniels-Midland Co.                       19,805          423,431

TOBACCO-2.5%
Altria Group, Inc.                               49,150        3,178,039
UST, Inc.                                        20,100          917,766
                                                             ------------
                                                               4,095,805
                                                             ------------
                                                              12,199,841

CONSUMER GROWTH-7.5%
ADVERTISING-0.5%
The Interpublic Group of Cos., Inc. (a)          59,100          719,838

DRUGS-2.6%
Bristol-Myers Squibb Co.                         18,850          470,873
Merck & Co., Inc.                                29,400          905,520
Pfizer, Inc.                                    103,900        2,865,562
                                                             ------------
                                                               4,241,955

ENTERTAINMENT-1.5%
Time Warner, Inc. (a)                           128,400        2,145,564
Viacom, Inc. Cl.B                                 3,050           97,661
Walt Disney Co.                                   6,300          158,634
                                                             ------------
                                                               2,401,859

HOSPITAL MANAGEMENT-0.5%
HCA, Inc.                                        11,700         $663,039
Tenet Healthcare Corp. (a)                       15,400          188,496
                                                             ------------
                                                                 851,535

HOSPITAL SUPPLIES-0.8%
Medco Health Solutions, Inc. (a)                 25,200        1,344,672

PHOTOGRAPHY-0.5%
Eastman Kodak Co.                                30,500          818,925

RADIO - TV BROADCASTING-1.1%
Comcast Corp. Cl.A (a)                           56,434        1,732,524
                                                             ------------
                                                              12,111,308

CAPITAL EQUIPMENT-7.4%
AEROSPACE - DEFENSE-1.5%
B.F. Goodrich Corp.                              21,700          888,832
General Dynamics Corp.                            4,200          460,068
The Boeing Co.                                   16,300        1,075,800
                                                             ------------
                                                               2,424,700

AUTO TRUCKS - PARTS-0.5%
Eaton Corp.                                      13,500          808,650

ELECTRICAL EQUIPMENT-4.3%
Cooper Industries Ltd. Cl. A
  (Bermuda)                                       7,000          447,300
General Electric Co.                            138,475        4,798,159
Honeywell International, Inc.                    33,000        1,208,790
Hubbell Inc. Cl.B                                11,500          507,150
                                                             ------------
                                                               6,961,399

MISCELLANEOUS CAPITAL GOODS-1.1%
Textron, Inc.                                    14,300        1,084,655
SPX Corp.                                        14,400          662,112
                                                             ------------
                                                               1,746,767
                                                             ------------
                                                              11,941,516

TECHNOLOGY-6.4%
COMMUNICATION - EQUIP. MFRS.-1.6%
ADC Telecommunications, Inc. (a)                 16,814          366,041
Corning, Inc. (a)                                69,900        1,161,737
Nortel Networks Corp.
  (Canada) (a)                                  126,500          330,165
Tellabs, Inc. (a)                                80,100          696,870
                                                             ------------
                                                               2,554,813

COMPUTERS-1.8%
Hewlett-Packard Co.                             106,828        2,511,525
International Business Machines Corp.             5,600          415,520
Quantum Corp. (a)                                 6,250           18,563
                                                             ------------
                                                               2,945,608


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMPUTER/INSTRUMENTATION-1.1%
Flextronics International Ltd.
  (Singapore) (a)                                57,900     $    764,859
Sanmina-SCI Corp. (a)                           111,000          607,170
Solectron Corp. (a)                             126,310          478,715
                                                             ------------
                                                               1,850,744

COMPUTER SERVICES/SOFTWARE-1.2%
Electronic Data Systems Corp.                    46,000          885,500
Microsoft Corp.                                  43,100        1,070,604
                                                             ------------
                                                               1,956,104

SEMICONDUCTORS-0.4%
Agere System, Inc. (a)                           18,110          217,320
Vishay Intertechnology, Inc. (a)                 30,550          362,629
                                                             ------------
                                                                 579,949

MISCELLANEOUS INDUSTRIAL TECHNOLOGY-0.3%
Ingram Micro, Inc. Cl.A (a)                      18,200          285,012
Tech Data Corp. (a)                               5,550          203,186
                                                             ------------
                                                                 488,198
                                                             ------------
                                                              10,375,416

CONSUMER CYCLICALS-5.7%
AUTOS & AUTO PARTS-1.5%
American Axle & Manufacturing
  Holdings, Inc.                                 10,500          265,335
Autoliv, Inc. (Sweden)                            7,900          346,020
BorgWarner, Inc.                                 10,800          579,636
Dana Corp.                                       25,900          388,759
Lear Corp.                                        9,200          334,696
Magna International, Inc. Cl.A
  (Canada)                                        8,200          576,788
                                                             ------------
                                                               2,491,234

RETAILERS-2.8%
Federated Department Stores, Inc.                16,500        1,209,120
Limited Brands                                   39,500          846,090
Nordstrom, Inc.                                   7,900          536,963
Office Depot, Inc. (a)                           51,000        1,164,840
Target Corp.                                     14,100          767,181
                                                             ------------
                                                               4,524,194

TEXTILES/SHOES-APPAREL MFG.-0.7%
Jones Apparel Group, Inc.                        20,600          639,424
V.F. Corp.                                        7,900          452,038
                                                             ------------
                                                               1,091,462

TIRES & RUBBER GOODS-0.2%
Cooper Tire & Rubber Co.                         14,100          261,837

MISCELLANEOUS CONSUMER CYCLICALS-0.5%
Newell Rubbermaid, Inc.                          35,200          839,168
                                                             ------------
                                                               9,207,895

COMMODITIES-2.4%
CHEMICALS-1.4%
E.I. du Pont de Nemours & Co.                     9,600          412,896
Eastman Chemical Co.                             15,400          849,310
PPG Industries, Inc.                             14,900          935,124
                                                             ------------
                                                               2,197,330

PAPER-1.0%
Georgia-Pacific Group                            24,950          793,410
Temple-Inland, Inc.                              22,000          817,300
                                                             ------------
                                                               1,610,710
                                                             ------------
                                                               3,808,040

SERVICES-1.7%
RAILROADS-1.7%
Burlington Northern
  Santa Fe Corp.                                 19,900          936,892
CSX Corp.                                        24,500        1,045,170
Norfolk Southern Corp.                           27,050          837,468
                                                             ------------
                                                               2,819,530

INDUSTRIAL COMMODITIES-1.6%
FERTILIZERS-0.2%
Monsanto Co.                                      5,100          320,637

PAPER-0.9%
International Paper Co.                          36,000        1,087,560
Smurfit-Stone Container Corp. (a)                27,600          280,692
                                                             ------------
                                                               1,368,252

STEEL-0.5%
United States Steel Corp.                        23,800          818,006
                                                             ------------
                                                               2,506,895

CONSUMER MANUFACTURING-0.6%
MISCELLANEOUS-0.6%
Bunge Ltd. (Bermuda)                             14,500          919,300

HEALTHCARE-0.4%
MEDICAL SERVICES-0.4%
AmerisourceBergen Corp.                           8,300          573,945

NON-FINANCIAL-0.4%
BUILDING MATERIALS-CEMENT-0.4%
Martin Marietta
Materials, Inc.                                   9,600          663,552

Total Common Stocks
  (cost $128,740,260)                                        154,158,621


5


VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)     U.S. $ VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.5%
TIME DEPOSITS-5.5%
The Bank of New York
  2.063% 7/01/05
  (cost $8,857,000)                             $ 8,857    $   8,857,000

TOTAL INVESTMENTS-101.2%
  (cost $137,597,260)                                        163,015,621
Other assets less liabilities-(1.2%)                          (1,885,560)

NET ASSETS-100%                                            $ 161,130,061


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See Notes to Financial Statements.


6


VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $137,597,260)        $ 163,015,621
  Cash                                                                     312
  Receivable for investment securities sold                          1,163,720
  Receivable for capital stock sold                                    450,293
  Dividends and interest receivable                                    242,045
  Total assets                                                     164,871,991

LIABILITIES
  Payable for investment securities purchased                        3,532,200
  Advisory fee payable                                                  71,790
  Distribution fee payable                                              32,629
  Administrative fee payable                                            13,038
  Payable for capital stock redeemed                                    10,546
  Transfer agent fee payable                                                67
  Accrued expenses                                                      81,660
  Total liabilities                                                  3,741,930

NET ASSETS                                                       $ 161,130,061

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      13,134
  Additional paid-in capital                                       132,223,440
  Undistributed net investment income                                  962,684
  Accumulated net realized gain on
    investment transactions                                          2,512,442
  Net unrealized appreciation of investments                        25,418,361
                                                                 $ 161,130,061

CLASS A SHARES
  Net assets                                                     $      13,122
  Shares of capital stock outstanding                                    1,063
  Net asset value per share                                      $       12.34

CLASS B SHARES
  Net assets                                                     $ 161,116,939
  Shares of capital stock outstanding                               13,132,510
  Net asset value per share                                      $       12.27


See Notes to Financial Statements.


7


VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $4,203)              $ 1,707,059
  Interest                                                              34,048
  Total investment income                                            1,741,107

EXPENSES
  Advisory fee                                                         414,871
  Distribution fee--Class B                                            188,569
  Custodian                                                             69,249
  Administrative                                                        36,250
  Audit                                                                 20,730
  Printing                                                              15,880
  Legal                                                                  2,941
  Directors' fees                                                          496
  Transfer agency                                                          403
  Miscellaneous                                                          2,044
  Total expenses                                                       751,433
  Net investment income                                                989,674

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       2,565,768
  Net change in unrealized appreciation/
    depreciation of investments                                     (2,287,940)
  Net gain on investment transactions                                  277,828

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,267,502


See Notes to Financial Statements.


8


VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                SIX MONTHS ENDED   YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                   (UNAUDITED)         2004
                                                ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                          $     989,674   $   1,903,722
  Net realized gain on investment
    transactions                                     2,565,768       5,499,888
  Net change in unrealized appreciation/
    depreciation of investments                     (2,287,940)      9,888,130
  Net increase in net assets
    from operations                                  1,267,502      17,291,740

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                               (184)             -0-
    Class B                                         (1,908,445)     (1,139,078)
  Net realized gain on
    investment transactions
    Class A                                               (222)             -0-
    Class B                                         (2,681,802)             -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                      12,654,493      18,084,364
  Total increase                                     9,331,342      34,237,026

NET ASSETS
  Beginning of period                              151,798,719     117,561,693
  End of period (including undistributed
    net investment income
    of $962,684 and $1,881,639,
    respectively)                                $ 161,130,061   $ 151,798,719


See Notes to Financial Statements.


9


VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Value Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on May 1, 2001. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Class B shares bear a distribution expense and have voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2005 there were no such expenses waived by the Adviser.


11


VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Effective January 1, 2004 through September 6, 2004, in connection with the Adviser's settlement with the New York Attorney General's Office ("NYAG") the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $36,250 to the Adviser, representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $29,077, of which $3,574 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investors Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

                                                PURCHASES            SALES
                                              ------------        ------------
Investment securities
  (excluding U.S. government securities)      $ 20,122,541        $ 13,996,092
U.S. government securities                              -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 29,810,495
Gross unrealized depreciation                                       (4,392,134)
Net unrealized appreciation                                       $ 25,418,361

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


NOTE E: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2005  DECEMBER 31,  JUNE 30, 2005   DECEMBER 31,
                      (UNAUDITED)      2004(a)     (UNAUDITED)        2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold                  580           451         $ 7,273         $ 5,033
Shares issued in
  reinvestment
  of dividends
  and distributions           33            -0-            406              -0-
Shares redeemed               (1)          (21)            (12)           (237)
Net increase                 612           430         $ 7,667         $ 4,796


(a) For the period May 10, 2004 through October 4, 2004, there were no Class A shares outstanding.


13


VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2005  DECEMBER 31,  JUNE 30, 2005   DECEMBER 31,
                      (UNAUDITED)       2004       (UNAUDITED)         2004
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            1,708,018     3,265,962    $ 21,150,565    $ 37,561,380
Shares issued in
  reinvestment
  of dividends and
  distributions          376,250       101,244       4,590,247       1,139,078
Shares redeemed       (1,054,196)   (1,800,817)    (13,093,986)    (20,620,890)
Net increase           1,030,072     1,566,389    $ 12,646,826    $ 18,079,568


NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE G: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


NOTE H: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                   2004                2003
                                               -----------           ---------
Distributions paid from:
  Ordinary income                              $ 1,139,078           $ 642,212
Total distributions paid                       $ 1,139,078           $ 642,212


As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                   $ 2,161,911
Undistributed long-term capital gains                             2,352,685(a)
Unrealized appreciation/(depreciation)                           27,702,042(b)
Total accumulated earnings/(deficit)                           $ 32,216,638


(a) During the current fiscal year, $2,866,923 of capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE I: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.


15


VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


16


VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  CLASS A
                                            ----------------------------------------------------
                                            SIX MONTHS                              JULY 22,
                                               ENDED                               2002(b) TO
                                           JUNE 30, 2005  YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                            (UNAUDITED)    2004(a)        2003         2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.63       $11.20        $8.76        $8.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)(d)                     .09          .25          .16          .07
Net realized and unrealized gain on
  investment transactions                        .02         1.18         2.36          .69
Net increase in net asset value
  from operations                                .11         1.43         2.52          .76

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.18)          -0-        (.08)          -0-
Distributions from net realized
  gain on investment transactions               (.22)          -0-          -0-          -0-
Total dividends and distributions               (.40)          -0-        (.08)          -0-
Net asset value, end of period                $12.34       $12.63       $11.20        $8.76

TOTAL RETURN
Total investment return based
  on net asset value (e)                         .84%       12.77%       28.94%        9.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                        $13       $5,699         $239         $187
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .75%(f)      .79%(f)      .99%        1.20%(f)
  Expenses, before waivers
    and reimbursements                           .75%(f)      .98%(f)     1.06%        2.28%(f)
  Net investment income (d)                     1.62%(f)     2.02%(f)     1.51%        4.22%(f)
Portfolio turnover rate                            9%          27%          27%          12%


See footnote summary on page 18.


17


VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        CLASS B
                                            -----------------------------------------------------------------
                                             SIX MONTHS                                          MAY 1,
                                               ENDED                                           2001(g) TO
                                           JUNE 30, 2005        YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                            (UNAUDITED)      2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.54       $11.16        $8.75       $10.07       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)(d)                     .08          .17          .12          .12          .08
Net realized and unrealized gain (loss) on
  investment transactions                        .02         1.31         2.36        (1.42)        (.01)
Net increase (decrease) in net asset
  value from operations                          .10         1.48         2.48        (1.30)         .07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.15)        (.10)        (.07)        (.02)          -0-
Distributions from net realized gain on
  investment transactions                       (.22)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.37)        (.10)        (.07)        (.02)          -0-
Net asset value, end of period                $12.27       $12.54       $11.16        $8.75       $10.07

TOTAL RETURN
Total investment return based on
  net asset value (e)                            .80%       13.37%       28.46%      (12.95)%        .70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $161,117     $151,793     $117,561      $68,366      $27,286
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                          1.00%(f)      .97%        1.24%        1.21%        1.20%(f)
  Expenses, before waivers
    and reimbursements                          1.00%(f)     1.15%        1.33%        1.43%        2.47%(f)
  Net investment income (d)                     1.31%(f)     1.45%        1.29%        1.27%        1.29%(f)
Portfolio turnover rate                            9%          27%          27%          12%           4%


(a) There were no Class A shares outstanding for the period May 11, 2004 through October 3, 2004.

(b)  Commencement of distribution.

(c)  Based on average shares outstanding.

(d)  Net of expenses waived or reimbursed by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of operations.


18


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management




AllianceBernstein
Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>    AllianceBernstein U.S. Large Cap Blended Style Portfolio


SEMI-ANNUAL REPORT





INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED


YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.




U.S. LARGE CAP BLENDED STYLE PORTFOLIO
FUND EXPENSES

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning           Ending
                                              Account Value      Account Value    Expenses Paid       Annualized
U.S. Large Cap Blended Style Portfolio       January 1, 2005     June 30, 2005    During Period*    Expense Ratio*
--------------------------------------       ---------------     -------------    --------------    --------------
Class A
Actual                                           $ 1,000          $   995.58          $ 5.89              1.19%
Hypothetical (5% return before
  expenses)                                      $ 1,000          $ 1,018.89          $ 5.96              1.19%

Class B
Actual                                           $ 1,000          $   994.46          $ 7.12              1.44%
Hypothetical (5% return before
  expenses)                                      $ 1,000          $ 1,017.65          $ 7.20              1.44%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                         U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
General Electric Co.                           $     478,170           2.9%
Citigroup, Inc.                                      476,168           2.9
Exxon Mobil Corp.                                    459,760           2.8
Google, Inc. Cl.A                                    411,810           2.5
Yahoo!, Inc.                                         391,545           2.4
Dell, Inc.                                           343,737           2.1
American International Group, Inc.                   336,980           2.1
eBay, Inc.                                           303,692           1.9
Bank of America Corp.                                291,904           1.8
QUALCOMM, Inc.                                       283,886           1.8
                                               -------------        ------
                                               $   3,777,652          23.2%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)
_______________________________________________________________________________

                                                                    PERCENT OF
SECTOR                                          U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Finance                                        $   3,816,809          23.5%
Technology                                         2,693,279          16.6
Consumer Services                                  2,561,642          15.8
Healthcare                                         2,286,976          14.1
Energy                                             1,423,527           8.8
Consumer Staples                                   1,197,866           7.4
Capital Goods                                        673,400           4.1
Utilities                                            350,314           2.1
Basic Industry                                       256,755           1.6
Consumer Manufacturing                               237,632           1.5
Transportation                                       187,635           1.1
Aerospace & Defense                                  136,885           0.8
Multi-Industry Companies                              71,504           0.4
                                               -------------        ------
Total Investments                                 15,894,224          97.8
Cash and receivables, net of liabilities             354,826           2.2
                                               -------------        ------
Net Assets                                     $  16,249,050         100.0%


Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-97.8%
FINANCE-23.5%
BANKING - MONEY CENTER-2.2%
JPMorgan Chase & Co.                              5,900    $     208,388
Wachovia Corp.                                    3,000          148,800
                                                             ------------
                                                                 357,188

BANKING - REGIONAL-4.2%
Bank of America Corp.                             6,400          291,904
Huntington Bancshares, Inc.                       2,000           48,280
KeyCorp                                             600           19,890
Mellon Financial Corp.                            2,000           57,380
National City Corp.                               2,000           68,240
PNC Financial Services Group                        400           21,784
SunTrust Banks, Inc.                              1,100           79,464
Wells Fargo & Co.                                 1,400           86,212
                                                             ------------
                                                                 673,154

BROKERAGE & MONEY MANAGEMENT-5.3%
Federated Investors, Inc.                         1,000           30,010
Franklin Resources, Inc.                          1,800          138,564
Goldman Sachs Group, Inc.                         1,900          193,838
Legg Mason, Inc.                                    500           52,055
Lehman Brothers Holdings, Inc.                      800           79,424
Merrill Lynch & Co., Inc.                         3,400          187,034
Morgan Stanley                                    2,100          110,187
The Charles Schwab Corp.                          4,300           48,504
Waddell & Reed Financial, Inc.                    1,000           18,500
                                                             ------------
                                                                 858,116

INSURANCE-5.9%
Ace Ltd. (Cayman Islands)                           450           20,183
AFLAC, Inc.                                       1,500           64,920
American International Group, Inc.                5,800          336,980
Genworth Financial, Inc.                          1,700           51,391
MetLife, Inc.                                     1,500           67,410
RenaissanceRe Holdings Ltd. (Bermuda)               800           39,392
The Allstate Corp.                                  250           14,938
The Chubb Corp.                                     700           59,927
The Hartford Financial
  Services Group, Inc.                              900           67,302
The Progressive Corp.                               600           59,286
The St. Paul Travelers Cos., Inc.                 2,000           79,060
Torchmark Corp.                                     600           31,320
Willis Group Holdings Ltd.                          800           26,176
XL Capital Ltd.                                     600           44,652
                                                             ------------
                                                                 962,937

MORTGAGE BANKING-1.6%
Countrywide Financial Corp.                       1,100           42,471
Fannie Mae                                        2,000          116,800
Freddie Mac                                       1,600          104,368
                                                             ------------
                                                                 263,639

MISCELLANEOUS-4.3%
Citigroup, Inc.                                  10,300          476,168
MBIA, Inc.                                          500           29,655
MBNA Corp.                                        4,700          122,952
U.S. Bancorp                                      2,500           73,000
                                                             ------------
                                                                 701,775
                                                             ------------
                                                               3,816,809

TECHNOLOGY-16.6%
COMMUNICATION EQUIPMENT-4.8%
ADC Telecommunications, Inc. (a)                  1,300           28,301
Corning, Inc. (a)                                13,100          217,722
Juniper Networks, Inc. (a)                       10,000          251,800
QUALCOMM, Inc.                                    8,600          283,886
                                                             ------------
                                                                 781,709

COMPUTER HARDWARE/STORAGE-4.6%
Apple Computer, Inc. (a)                          7,100          261,351
Dell, Inc. (a)                                    8,700          343,737
Hewlett-Packard Co.                               5,700          134,007
                                                             ------------
                                                                 739,095

COMPUTER PERIPHERALS-0.6%
Network Appliance, Inc. (a)                       3,200           90,464

COMPUTER SERVICES-0.3%
Electronic Data Systems Corp.                     2,700           51,975

CONTRACT MANUFACTURING-0.8%
Celestica, Inc. (Canada) (a)                      2,200           29,480
Cooper Industries Ltd. Cl.A (Bermuda)               300           19,170
Flextronics International Ltd.
  (Singapore) (a)                                 3,100           40,951
Solectron Corp. (a)                              11,800           44,722
                                                             ------------
                                                                 134,323

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.2%
Agere Systems, Inc. (a)                           2,100           25,200


3


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
SEMI-CONDUCTOR COMPONENTS-2.5%
Broadcom Corp. (a)                                5,000    $     177,550
Intel Corp.                                       1,000           26,060
Marvell Technology Group Ltd. (a)                 5,500          209,220
                                                             ------------
                                                                 412,830

SOFTWARE-2.6%
Electronic Arts, Inc. (a)                         4,500          254,745
Microsoft Corp.                                   6,900          171,396
                                                             ------------
                                                                 426,141

MISCELLANEOUS-0.2%
Avnet, Inc. (a)                                   1,400           31,542
                                                             ------------
                                                               2,693,279

CONSUMER SERVICES-15.8%
APPAREL-0.3%
Jones Apparel Group, Inc.                         1,500           46,560

BROADCASTING & CABLE-2.6%
Comcast Corp. Special Cl.A (a)                    2,800           83,860
The E.W. Scripps Co.                              2,900          141,520
Time Warner, Inc. (a)                            10,800          180,468
Viacom, Inc. Cl.B                                   350           11,207
                                                             ------------
                                                                 417,055

ENTERTAINMENT/LEISURE-0.9%
Carnival Corp. (Panama)                           2,200          120,010
Eastman Kodak Co.                                   300            8,055
The Walt Disney Co.                                 600           15,108
                                                             ------------
                                                                 143,173

PRINTING & PUBLISHING-0.2%
The Interpublic Group of Cos., Inc. (a)           3,200           38,976

RESTAURANT & LODGING-1.1%
McDonald's Corp.                                  3,200           88,800
Starbucks Corp. (a)                               1,600           82,656
                                                             ------------
                                                                 171,456

RETAIL - GENERAL MERCHANDISE-5.5%
eBay, Inc. (a)                                    9,200          303,692
Limited Brands, Inc.                              1,900           40,698
Lowe's Cos., Inc.                                 3,700          215,414
Office Depot, Inc. (a)                            2,300           52,532
Target Corp.                                      5,100          277,491
                                                             ------------
                                                                 889,827

TOYS-0.3%
Mattel, Inc.                                      2,800           51,240

MISCELLANEOUS-4.9%
Google, Inc. Cl.A (a)                             1,400          411,810
Yahoo!, Inc. (a)                                 11,300          391,545
                                                             ------------
                                                                 803,355
                                                             ------------
                                                               2,561,642

HEALTHCARE-14.1%
BIOTECHNOLOGY-2.9%
Amgen, Inc. (a)                                   2,300          139,058
Genentech, Inc. (a)                               3,100          248,868
Gilead Sciences, Inc. (a)                         2,000           87,980
                                                             ------------
                                                                 475,906

DRUGS-4.5%
Eli Lilly & Co.                                   3,200          178,272
GlaxoSmithKline Plc (ADR)
  (United Kingdom)                                  500           24,255
Merck & Co., Inc.                                 3,600          110,880
Pfizer, Inc.                                      8,700          239,946
Teva Pharmaceutical Industries
  Ltd. (ADR) (Israel)                             5,800          180,612
                                                             ------------
                                                                 733,965

MEDICAL PRODUCTS-4.0%
Alcon, Inc. (Switzerland)                         2,200          240,570
St. Jude Medical, Inc. (a)                        5,600          244,216
Zimmer Holdings, Inc. (a)                         2,100          159,957
                                                             ------------
                                                                 644,743

MEDICAL SERVICES-2.7%
Medco Health Solutions, Inc. (a)                    900           48,024
UnitedHealth Group, Inc.                          4,700          245,058
WellPoint, Inc. (a)                               2,000          139,280
                                                             ------------
                                                                 432,362
                                                             ------------
                                                               2,286,976

ENERGY-8.8%
DOMESTIC INTEGRATED-0.5%
Occidental Petroleum Corp.                        1,100           84,623

INTERNATIONAL-4.6%
BP p.l.c. (ADR) (United Kingdom)                    600           37,428
ChevronTexaco Corp.                               3,600          201,312
Exxon Mobil Corp.                                 8,000          459,760
Total, SA (ADR) (France)                            350           40,898
                                                             ------------
                                                                 739,398


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
OIL SERVICE-2.8%
ENSCO International, Inc.                         1,200    $      42,900
GlobalSantaFe Corp.                               1,000           40,800
Halliburton Co.                                   4,100          196,062
Nabors Industries Ltd. (Bermuda) (a)              2,200          133,364
Noble Corp.                                         600           36,906
                                                             ------------
                                                                 450,032

MISCELLANEOUS-0.9%
ConocoPhillips                                    2,600          149,474
                                                             ------------
                                                               1,423,527

CONSUMER STAPLES-7.4%
BEVERAGES-0.7%
PepsiCo, Inc.                                       800           43,144
The Coca-Cola Co.                                 1,600           66,800
                                                             ------------
                                                                 109,944

COSMETICS-1.1%
Avon Products, Inc.                               4,700          177,895

FOOD-1.4%
Del Monte Foods Co. (a)                           2,000           21,540
General Mills, Inc.                               1,200           56,148
H.J. Heinz Co.                                      900           31,878
Kellogg Co.                                       1,000           44,440
Kraft Foods, Inc.                                 1,000           31,810
Unilever NV (ADR) (Norway)                          600           38,898
                                                             ------------
                                                                 224,714

HOUSEHOLD PRODUCTS-1.5%
Kimberly-Clark Corp.                              1,000           62,590
The Procter & Gamble Co.                          3,500          184,625
                                                             ------------
                                                                 247,215

RETAIL - FOOD & DRUG-1.5%
Safeway, Inc.                                     2,400           54,216
SUPERVALU, Inc.                                   1,100           35,871
The Kroger Co. (a)                                3,100           58,993
Whole Foods Market, Inc.                            800           94,640
                                                             ------------
                                                                 243,720

TOBACCO-1.2%
Altria Group, Inc.                                2,300          148,718
UST, Inc.                                         1,000           45,660
                                                             ------------
                                                                 194,378
                                                             ------------
                                                               1,197,866

CAPITAL GOODS-4.1%
ELECTRICAL EQUIPMENT-0.7%
Arrow Electronics, Inc. (a)                       1,200          $32,592
Hubbell, Inc. Cl.B                                1,000           44,100
Johnson Controls, Inc.                              600           33,798
                                                             ------------
                                                                 110,490

MACHINERY-0.5%
Eaton Corp.                                         700           41,930
Ingersoll-Rand Co., Ltd.                            600           42,810
                                                             ------------
                                                                  84,740

MISCELLANEOUS-2.9%
General Electric Co.                             13,800          478,170
                                                             ------------
                                                                 673,400

UTILITIES-2.1%
TELEPHONE UTILITY-2.1%
BellSouth Corp.                                   1,000           26,570
SBC Communications, Inc.                          2,700           64,125
Sprint Corp. (FON Group)                          3,600           90,324
Verizon Communications, Inc.                      4,900          169,295
                                                             ------------
                                                                 350,314

BASIC INDUSTRY-1.6%
CHEMICALS-0.6%
E. I. du Pont de Nemours & Co.                    1,100           47,311
PPG Industries, Inc.                                900           56,484
                                                             ------------
                                                                 103,795

MINING AND METALS-0.3%
United States Steel Corp.                         1,300           44,681

PAPER & FOREST PRODUCTS-0.7%
Georgia-Pacific Group                             1,600           50,880
International Paper Co.                           1,900           57,399
                                                             ------------
                                                                 108,279
                                                             ------------
                                                                 256,755

CONSUMER MANUFACTURING-1.5%
AUTO & RELATED-0.8%
Autoliv, Inc. (Sweden)                            1,000           43,800
Cooper Tire & Rubber Co.                            700           12,999
Lear Corp.                                          800           29,104
Magna International, Inc. Cl.A (Canada)             600           42,204
                                                             ------------
                                                                 128,107

BUILDING RELATED-0.7%
Pulte Homes, Inc.                                 1,300          109,525
                                                             ------------
                                                                 237,632


5


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
TRANSPORTATION-1.1%
RAILROAD-0.9%
CSX Corp.                                         1,300    $      55,458
Norfolk Southern Corp.                            1,800           55,728
Union Pacific Corp.                                 600           38,880
                                                             ------------
                                                                 150,066

MISCELLANEOUS-0.2%
BorgWarner, Inc.                                    700           37,569
                                                             ------------
                                                                 187,635

AEROSPACE & DEFENSE-0.8%
AEROSPACE-0.8%
Goodrich Corp.                                    1,000           40,960
Northrop Grumman Corp.                              900           49,725
The Boeing Co.                                      700           46,200
                                                             ------------
                                                                 136,885

MULTI-INDUSTRY COMPANIES-0.4%
Crane Co.                                           700           18,410
Textron, Inc.                                       700           53,094
                                                             ------------
                                                                  71,504

Total Common Stocks
  (cost $14,655,457)                                          15,894,224

TOTAL INVESTMENTS-97.8%
  (cost $14,655,457)                                          15,894,224
Other assets less liabilities-2.2%                               354,826

NET ASSETS-100%                                            $  16,249,050


(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     See Notes to Financial Statements.


6


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $14,655,457)         $  15,894,224
  Cash                                                                  39,641
  Receivable for investment securities sold                          6,251,652
  Receivable due from Adviser                                           60,139
  Dividends receivable                                                  16,497
  Total assets                                                      22,262,153

LIABILITIES
  Payable for investment securities purchased                        5,887,789
  Payable for capital stock redeemed                                    15,945
  Distribution fee payable                                               3,149
  Transfer agent fee payable                                                55
  Accrued expenses                                                     106,165
  Total liabilities                                                  6,013,103

NET ASSETS                                                       $  16,249,050

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $       1,378
  Additional paid-in capital                                        14,550,843
  Distributions in excess of net investment income                      (9,887)
  Accumulated net realized gain on investment transactions             467,949
  Net unrealized appreciation of investments                         1,238,767
                                                                 $  16,249,050

Class A Shares
  Net assets                                                     $   1,194,358
  Shares of capital stock outstanding                                  100,591
  Net asset value per share                                      $       11.87

Class B Shares
  Net assets                                                     $  15,054,692
  Shares of capital stock outstanding                                1,277,161
  Net asset value per share                                      $       11.79


See Notes to Financial Statements.


7


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $664)              $     106,513

EXPENSES
  Advisory fee                                                          52,314
  Distribution fee--Class B                                             18,683
  Custodian                                                             59,521
  Administrative                                                        36,250
  Printing                                                              28,620
  Audit                                                                 20,730
  Directors' fees                                                          496
  Transfer agency                                                          403
  Legal                                                                    324
  Miscellaneous                                                          2,101
  Total expenses                                                       219,442
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                      (105,216)
  Net expenses                                                         114,226
  Net investment loss                                                   (7,713)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                         700,611
  Net change in unrealized appreciation/depreciation of
    investments                                                       (785,027)
  Net loss on investment transactions                                  (84,416)

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $     (92,129)


See Notes to Financial Statements.


8


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              Six Months Ended    Year Ended
                                               June 30, 2005      December 31,
                                                (unaudited)          2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss)                 $      (7,713)    $      49,901
  Net realized gain (loss) on investment
    transactions                                     700,611          (218,290)
  Net change in unrealized
    appreciation/depreciation of
    investments                                     (785,027)        1,539,867
  Net increase (decrease) in net assets
    from operations                                  (92,129)        1,371,478

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                           (5,706)           (1,200)
    Class B                                          (43,625)           (8,902)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                           (293,732)        7,626,418
  Total increase (decrease)                         (435,192)        8,987,794

NET ASSETS
  Beginning of period                             16,684,242         7,696,448
  End of period (including distributions
    in excess of net investment income
    and undistributed net investment
    income of ($9,887) and $47,157,
    respectively)                              $  16,249,050     $  16,684,242


See Notes to Financial Statements.


9


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies
The AllianceBernstein U.S.Large Cap Blended Style Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Repurchase Agreements
It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Portfolio paid the Adviser an advisory fee at an annual rate of .95% of the first $5 billion, .90% of the next $2.5 billion, .85% of the next $2.5 billion and .80% of the excess over $10 billion of the Portfolio's average daily net assets. Effective September 7, 2004, the terms of


11


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2005 the Adviser waived fees in the amount of $68,966.

Effective January 1, 2004 through September 6, 2004, in connection with the Adviser's settlement with the New York Attorney General's Office ("NYAG") the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the terms of the investment advisory agreement, the Portfolio has voluntarily agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Due to the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $36,250 for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $11,052, of which $3,729 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: Distribution Plan
The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005 were as follows:

                                                 Purchases           Sales
                                               -------------     -------------
Investment securities (excluding U.S.
  government securities)                       $  10,143,566     $  10,908,150
U.S. government securities                                -0-               -0-


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                    $   1,505,222
Gross unrealized depreciation                                         (266,455)
Net unrealized appreciation                                      $   1,238,767


1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


13


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE E: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2005  December 31,  June 30, 2005   December 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares issued in
  reinvestment
  of dividends               482           109   $       5,706   $       1,200
Net increase                 482           109   $       5,706   $       1,200

Class B
Shares sold               97,661       879,931      $1,122,004      $9,659,236
Shares issued in
  reinvestment
  of dividends             3,716           812          43,625           8,902
Shares redeemed         (126,823)     (183,519)     (1,465,067)     (2,042,920)
Net increase
  (decrease)             (25,446)      697,224   $    (299,438)  $   7,625,218


NOTE F: Risk Involved in Investing in the Portfolio
In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Porfolio did not utilize the Facility during the six months ended June 30, 2005.

NOTE H: Distributions to Shareholders
The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                                2004              2003
                                           --------------    --------------
Distributions paid from:
  Ordinary Income                          $      10,102     $          -0-
Total taxable distributions                       10,102                -0-
Total distributions paid                   $      10,102     $          -0-


As of December 31, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                $      46,751
Accumulated capital and other losses                              (197,275)(a)
Unrealized appreciation/(depreciation)                           1,988,813(b)
Total accumulated earnings/(deficit)                         $   1,838,289

(a) On December 31, 2004, the Portfolio had a net capital loss carryforward of $187,067 of which $8,021 will expire in the year 2011 and $179,046 will expire in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses and foreign currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2004, the Portfolio deferred to January 1, 2005, post - October capital losses of $10,208.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the tax treatment of dividends received.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE I: Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.


15


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


16


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                          CLASS A
                                            ------------------------------------
                                            Six Months                  June 6,
                                              Ended      Year Ended   2003(a) to
                                          June 30, 2005  December 31, December 31,
                                            (unaudited)     2004         2003
                                            -----------  -----------  -----------
Net asset value, beginning of period          $11.98       $10.96       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .01          .06          .03
Net realized and unrealized gain (loss) on
  investment transactions                       (.06)         .97          .93
Net increase (decrease) in net asset value
  from operations                               (.05)        1.03          .96

LESS: DIVIDENDS
Dividends from net investment income            (.06)        (.01)          -0-
Net asset value, end of period                $11.87       $11.98       $10.96

TOTAL RETURN
Total investment return based on net asset
  value (d)                                     (.44)%       9.43%        9.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,194       $1,200       $1,096
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.19%(e)     1.20%        1.20%(e)
  Expenses, before waivers and
    reimbursements                              2.49%(e)     2.67%        6.65%(e)
  Net investment income (c)                      .14%(e)      .55%         .45%(e)
Portfolio turnover rate                           63%          42%          13%


See footnote summary on page 18.


17


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                          CLASS B
                                            ------------------------------------
                                            Six Months                  May 2,
                                               Ended      Year Ended  2003(f) to
                                          June 30, 2005  December 31, December 31,
                                            (unaudited)     2004         2003
                                            -----------  -----------  -----------
Net asset value, beginning of period          $11.89       $10.90       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)(c)             (.01)         .04          .01
Net realized and unrealized gain (loss) on
  investment transactions                       (.06)         .96          .89
Net increase (decrease) in net asset value
  from operations                               (.07)        1.00          .90

LESS: DIVIDENDS
Dividends from net investment income            (.03)        (.01)          -0-
Net asset value, end of period                $11.79       $11.89       $10.90

TOTAL RETURN
Total investment return based on net asset
  value (d)                                     (.55)%       9.16%        9.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $15,055      $15,485       $6,600
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.44%(e)     1.45%        1.43%(e)
  Expenses, before waivers and
    reimbursements                              2.74%(e)     2.95%        8.25%(e)
  Net investment income (loss) (c)              (.11)%(e)     .37%         .27%(e)
Portfolio turnover rate                           63%          42%          13%


(a)  Commencement of distribution.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of operations.


18




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

> ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY PORTFOLIO


SEMI-ANNUAL REPORT

JUNE 30, 2005


INVESTMENT PRODUCTS OFFERED
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.


WEALTH APPRECIATION STRATEGY PORTFOLIO
FUND EXPENSES
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.


ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WEALTH                  BEGINNING          ENDING        EXPENSES    ANNUALIZED
APPRECIATION          ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    EXPENSE
STRATEGY PORTFOLIO   JANUARY 1, 2005   JUNE 30, 2005      PERIOD*       RATIO*
------------------   ---------------   -------------    -----------   ---------
CLASS A
Actual                    $1,000         $  997.11         $5.89         1.19%
Hypothetical
  (5% return
  before expenses)        $1,000         $1,018.89         $5.96         1.19%

CLASS B
Actual                    $1,000         $  996.84         $7.13         1.44%
Hypothetical
  (5% return
  before expenses)        $1,000         $1,017.65         $7.20         1.44%


* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


WEALTH APPRECIATION STRATEGY PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Citigroup, Inc.                               $   457,676             1.8%
General Electric Co.                              457,380             1.8
Exxon Mobil Corp.                                 442,519             1.8
Google, Inc. Cl. A                                391,220             1.5
Yahoo!, Inc.                                      367,290             1.5
Dell, Inc.                                        327,933             1.3
American International Group, Inc.                302,119             1.2
Alcon, Inc.                                       295,244             1.2
Bank of America Corp.                             282,782             1.1
eBay, Inc.                                        280,584             1.1
-------------------------------------------------------------------------------
                                              $ 3,604,747            14.3%


SECTOR DIVERSIFICATION
June 30, 2005 (unaudited)

                                                                  PERCENT OF
SECTOR                                       U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Finance                                       $ 4,731,759            18.8%
Technology / Electronics                        3,973,182            15.7
Construction & Housing                          2,693,974            10.7
Medical                                         2,618,776            10.4
Consumer Cyclical                               2,258,867             8.9
Energy                                          1,580,855             6.3
Consumer Staples                                1,132,799             4.5
Capital Equipment                                 995,765             3.9
Telecommunications                                445,392             1.8
Industrial Commodities                            395,141             1.6
Transportation                                    159,620             0.6
Utilities                                         147,797             0.6
Total Investments*                             21,133,927            83.8

Cash and receivables,
  net of liabilities                            4,084,023            16.2

Net Assets                                    $25,217,950           100.0%


*    Excludes short-term investments.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


WEALTH APPRECIATION STRATEGY PORTFOLIO
COUNTRY DIVERSIFICATION
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COUNTRY                                      U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
United States                                $ 15,593,465            61.8%
United Kingdom                                    890,379             3.5
Switzerland                                       745,279             3.0
Japan                                             674,716             2.7
France                                            590,663             2.3
Australia                                         409,071             1.6
Bermuda                                           338,780             1.3
Hong Kong                                         272,866             1.1
Other*                                          1,618,708             6.5
Total Investments**                            21,133,927            83.8

Cash and receivables,
  net of liabilities                            4,084,023            16.2

Net Assets                                   $ 25,217,950           100.0%


* The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Brazil, Canada, Egypt, Finland, Germany, Greece, India, Ireland, Israel, Italy, Mexico, Netherlands, Norway, Panama, People's Republic of China, Singapore, South Africa, Spain, Sweden, Taiwan and Thailand.

**   Excludes short-term investments.


3


WEALTH APPRECIATION STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-83.8%
UNITED STATES INVESTMENTS-61.8%
FINANCE-15.4%
BANKING-6.9%
Bank of America Corp.                             6,200      $   282,782
Citigroup, Inc.                                   9,900          457,676
Fannie Mae                                        2,000          116,800
Freddie Mac                                       1,500           97,845
Huntington Bancshares, Inc.                       2,000           48,280
JPMorgan Chase & Co.                              5,800          204,856
KeyCorp                                             500           16,575
Mellon Financial Corp.                            1,900           54,511
National City Corp.                               1,900           64,828
PNC Financial Services Group, Inc.                  400           21,784
SunTrust Banks, Inc.                              1,000           72,240
US Bancorp                                        2,400           70,080
Wachovia Corp.                                    2,900          143,840
Wells Fargo & Co.                                 1,400           86,212
                                                             ------------
                                                               1,738,309

FINANCIAL SERVICES-4.0%
Countrywide Financial Corp.                       1,000           38,610
Federated Investors, Inc.                         1,050           31,511
Franklin Resources, Inc.                          1,800          138,564
Legg Mason, Inc.                                    700           72,877
Lehman Brothers Holdings, Inc.                      800           79,424
MBIA, Inc.                                          500           29,655
MBNA Corp.                                        3,450           90,252
Merrill Lynch & Co., Inc.                         3,300          181,533
Morgan Stanley                                    2,000          104,940
The Charles Schwab Corp.                          2,800           31,584
The Goldman Sachs Group, Inc.                     1,875          191,288
Waddell & Reed Financial, Inc.                      900           16,650
                                                             ------------
                                                               1,006,888

INSURANCE-4.5%
AFLAC, Inc.                                       1,400           60,592
American International Group, Inc.                5,200          302,119
Genworth Financial, Inc.                          1,600           48,368
MetLife, Inc.                                     1,400           62,916
The Allstate Corp.                                  200           11,950
The Chubb Corp.                                     700           59,927
The Hartford Financial
  Services Group, Inc.                              900           67,302
The Progressive Corp.                               550           54,346
The St. Paul Travelers Cos., Inc.                 1,900           75,107
Torchmark Corp.                                     700           36,540
UnitedHealth Group, Inc.                          4,600          239,844
WellPoint, Inc. (a)                               1,900          132,316
                                                             ------------
                                                               1,151,327
                                                             ------------
                                                               3,896,524

TECHNOLOGY / ELECTRONICS-12.8%
DATA PROCESSING-9.2%
Agere System, Inc. (a)                            2,000           24,000
Apple Computer, Inc. (a)                          6,800          250,308
Arrow Electronics, Inc. (a)                       1,350           36,666
Avnet, Inc. (a)                                   1,800           40,554
Dell, Inc. (a)                                    8,300          327,933
Electronic Arts, Inc. (a)                         4,400          249,084
Electronic Data Systems Corp.                     2,600           50,050
Google, Inc. Cl. A (a)                            1,330          391,220
Hewlett-Packard Co.                               5,500          129,305
International Business
  Machines Corp.                                    800           59,360
Microsoft Corp.                                   6,800          168,912
Network Appliance, Inc. (a)                       3,000           84,810
Sanmina-SCI Corp. (a)                             7,800           42,666
Solectron Corp. (a)                              11,500           43,585
Tech Data Corp. (a)                               1,300           47,593
Yahoo!, Inc. (a)                                 10,600          367,290
                                                             ------------
                                                               2,313,336

ELECTRICAL & ELECTRONICS-3.6%
ADC Telecommunications, Inc. (a)                  1,300           28,301
Broadcom Corp. Cl. A (a)                          4,400          156,244
Corning, Inc. (a)                                11,700          194,454
Juniper Networks, Inc. (a)                        9,300          234,174
QUALCOMM, Inc.                                    8,100          267,381
Tellabs, Inc. (a)                                 3,300           28,710
                                                             ------------
                                                                 909,264
                                                             ------------
                                                               3,222,600

MEDICAL-6.8%
HEALTH & PERSONAL CARE-6.8%
Amgen, Inc. (a)                                   2,200          133,012
Avon Products, Inc.                               4,500          170,325
Bristol-Myers Squibb Co.                          3,200           79,936
Eli Lilly & Co.                                   2,950          164,345
Genentech, Inc. (a)                               3,100          248,868
Gilead Sciences, Inc. (a)                         2,000           87,980
HCA, Inc.                                           700           39,669
Medco Health Solutions, Inc. (a)                    900           48,024
Merck & Co., Inc.                                 3,500          107,800
Pfizer, Inc.                                      8,500          234,430
St. Jude Medical, Inc. (a)                        5,600          244,216
Zimmer Holdings, Inc. (a)                         2,100          159,957
                                                             ------------
                                                               1,718,562


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
CONSUMER CYCLICAL-6.8%
BROADCASTING & PUBLISHING-1.6%
Comcast Corp. Special Cl. A (a)                   2,750      $    82,363
The E.W. Scripps Co. Cl. A                        2,800          136,640
The Walt Disney Co.                                 500           12,590
Time Warner, Inc. (a)                            10,500          175,455
Viacom, Inc. Cl. B                                  350           11,207
                                                             ------------
                                                                 418,255

BUSINESS & PUBLIC SERVICES-0.1%
The Interpublic Group of Cos., Inc. (a)           3,100           37,758

LEISURE & TOURISM-1.2%
Hilton Hotels Corp.                                 400            9,540
Host Marriott Corp.                               2,925           51,188
McDonald's Corp.                                  3,100           86,025
Starbucks Corp. (a)                               2,300          118,818
Starwood Hotels & Resorts
  Worldwide, Inc.                                   575           33,678
                                                             ------------
                                                                 299,249

MERCHANDISING-3.5%
eBay, Inc. (a)                                    8,500          280,584
Federated Department Stores, Inc.                   500           36,640
Limited Brands                                    1,900           40,698
Lowe's Cos., Inc.                                 3,500          203,770
Office Depot, Inc. (a)                            2,200           50,248
Target Corp.                                      4,800          261,167
                                                             ------------
                                                                 873,107

RECREATION & OTHER CONSUMER-0.2%
Mattel, Inc.                                      2,200           40,260

TEXTILES & APPAREL-0.2%
Jones Apparel Group, Inc.                         1,500           46,560
                                                             ------------
                                                               1,715,189

CONSTRUCTION & HOUSING-4.8%
BUILDING MATERIALS-0.3%
Martin Marietta Materials, Inc.                     600           41,472
Vulcan Materials Co.                                700           45,493
                                                             ------------
                                                                  86,965

CONSTRUCTION & HOUSING-0.4%
Pulte Homes, Inc.                                 1,200          101,099

REAL ESTATE-4.1%
Alexandria Real Estate
  Equities, Inc.                                    545           40,030
Archstone-Smith Trust                               850           32,827
Arden Realty, Inc.                                  350           12,593
AvalonBay Communities, Inc.                         275           22,220
Boston Properties, Inc.                             600           42,000
Brookfield Properties Co.                         1,275           36,720
Camden Property Trust                               350           18,813
CarrAmerica Realty Corp.                            350           12,663
Corporate Office Properties Trust                   975           28,714
Cousins Properties, Inc.                            300            8,874
Developers Diversified Realty Corp.               1,305           59,977
Duke Realty Corp.                                   675           21,371
EastGroup Properties, Inc.                          600           25,266
Equity Office Properties Trust                      500           16,550
Equity Residential                                1,100           40,502
Essex Property Trust, Inc.                          125           10,383
General Growth Properties, Inc.                   1,325           54,443
Glenborough Realty Trust, Inc.                      275            5,662
iStar Financial, Inc.                               280           11,645
Kimco Realty Corp.                                  350           20,619
LaSalle Hotel Properties                            400           13,124
Mack-Cali Realty Corp.                              325           14,723
Maguire Properties, Inc.                            650           18,421
Mid-America Apartment
  Communities, Inc.                                 125            5,678
Pan Pacific Retail Properties, Inc.                 300           19,914
Pennsylvania Real Estate
  Investment Trust                                  450           21,375
Prentiss Properties Trust                           475           17,309
ProLogis                                          1,925           77,461
Public Storage, Inc.                                475           30,044
Reckson Associates Realty Corp.                     150            5,033
Regency Centers Corp.                               525           30,030
Simon Property Group, Inc.                        1,100           79,738
SL Green Realty Corp.                                75            4,838
Sovran Self Storage, Inc.                           200            9,092
Sunstone Hotel Investors, Inc.                      925           22,441
Tanger Factory Outlet Centers, Inc.                 400           10,772
The Macerich Co.                                    150           10,058
The Mills Corp.                                     475           28,875
United Dominion Realty Trust, Inc.                1,450           34,873


5


WEALTH APPRECIATION STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Vornado Realty Trust                                600      $    48,240
Windrose Medical Properties Trust                   650            9,120
                                                             ------------
                                                               1,033,031
                                                             ------------
                                                               1,221,095

ENERGY-4.5%
ENERGY EQUIPTMENT & SERVICES-0.9%
ENSCO International, Inc.                         1,200           42,900
Halliburton Co.                                   4,000          191,280
                                                             ------------
                                                                 234,180

ENERGY SOURCES-3.6%
ChevronTexaco Corp.                               3,500          195,720
ConocoPhillips                                    2,250          129,353
Exxon Mobil Corp.                                 7,700          442,519
Marathon Oil Corp.                                1,200           64,044
Occidental Petroleum Corp.                        1,000           76,930
                                                             ------------
                                                                 908,566
                                                             ------------
                                                               1,142,746

CAPITAL EQUIPMENT-3.5%
AEROSPACE & DEFENSE-0.5%
Goodrich Corp.                                    1,000           40,960
Northrop Grumman Corp.                              700           38,675
The Boeing Co.                                      700           46,200
                                                             ------------
                                                                 125,835

AUTOMOBILES-0.6%
Autoliv Inc.                                      1,000           43,800
BorgWarner, Inc.                                    800           42,936
Cooper Tire & Rubber Co.                            700           12,999
Johnson Controls, Inc.                              150            8,450
Lear Corporation                                    800           29,104
                                                             ------------
                                                                 137,289

INDUSTRIAL COMPONENTS-0.2%
Eaton Corp.                                         800           47,920

MULTI-INDUSTRY-2.2%
Crane Co.                                           700           18,410
General Electric Co.                             13,200          457,380
Hubbell, Inc. Cl. B                                 900           39,690
Textron, Inc.                                       600           45,510
                                                             ------------
                                                                 560,990
                                                             ------------
                                                                 872,034

CONSUMER STAPLES-3.3%
BEVERAGES & TOBACCO-1.2%
Altria Group, Inc.                                2,250          145,485
Kraft Foods, Inc.                                   800           25,448
PepsiCo, Inc.                                       700           37,751
The Coca-Cola Co.                                 1,400           58,450
UST, Inc.                                         1,000           45,660
                                                             ------------
                                                                 312,794

FOOD & HOUSEHOLD PRODUCTS-2.1%
General Mills, Inc.                               1,200           56,148
Kellogg Co.                                         200            8,888
Safeway, Inc.                                     2,300           51,957
SUPERVALU, Inc.                                   1,300           42,393
The Kroger Co.(a)                                 3,000           57,090
The Procter & Gamble Co.                          4,100          216,275
Whole Foods Market, Inc.                            700           82,810
                                                             ------------
                                                                 515,561
                                                             ------------
                                                                 828,355

TELECOMMUNICATIONS-1.4%
BellSouth Corp.                                     900           23,913
SBC Communications, Inc.                          2,700           64,125
Sprint Corp.                                      3,500           87,815
Verizon Communications, Inc.                      4,800          165,840
                                                             ------------
                                                                 341,693

INDUSTRIAL COMMODITIES-1.3%
CHEMICAL-0.4%
EI Du Pont de Nemours & Co.                       1,100           47,311
PPG Industries, Inc.                                850           53,346
                                                             ------------
                                                                 100,657

FOREST & PAPER-0.7%
Georgia Pacific Group                               700           22,260
International Paper Co.                           1,900           57,399
Kimberly-Clark Corp.                              1,000           62,590
Smurfit-Stone Container Corp.(a)                  3,900           39,663
                                                             ------------
                                                                 181,912

METAL - STEEL-0.2%
United States Steel Corp.                         1,300           44,681
                                                             ------------
                                                                 327,250

TRANSPORTATION-0.6%
TRANSPORTATION - ROAD & RAIL-0.6%
Burlington Northern Santa Fe Corp.                  500           23,540
CSX Corp.                                         1,200           51,192
Norfolk Southern Corp.                            1,800           55,728
Union Pacific Corp.                                 450           29,160
                                                             ------------
                                                                 159,620


6


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
UTILITIES-0.6%
ELECTRIC & GAS UTILITY-0.6%
American Electric Power Co., Inc.                 1,100      $    40,557
Entergy Corp.                                       800           60,440
Wisconsin Energy Corp.                            1,200           46,800
                                                             ------------
                                                                 147,797

Total United States Investments
  (cost $14,759,878)                                          15,593,465

FOREIGN INVESTMENTS-22.0%
AUSTRALIA-1.6%
Aristocrat Leisure Ltd.                           2,181           19,163
Centro Properties Group                           2,900           12,965
Coles Myer Ltd.                                   4,751           33,397
DB Rreef Trust                                   20,790           21,537
General Property Trust                            7,100           19,696
Macquarie CountryWide Trust                      27,600           40,188
Macquarie Goodman Group                           6,500           20,187
Rinker Group Ltd.                                 6,099           64,599
Stockland                                         4,600           19,283
Valad Property Group                             13,000           13,180
Westfield Group.                                  8,880          119,636
Westpac Banking Corp.                             1,667           25,240
                                                             ------------
                                                                 409,071

BERMUDA-1.3%
Marvell Technology Group Ltd. (a)                 5,400          205,416
Nabors Industries Ltd. (a)                        2,200          133,364
                                                             ------------
                                                                 338,780

BRAZIL-0.1%
Petroleo Brasileiro, SA (ADR)                       700           36,491

CANADA-0.7%
Boardwalk Real Estate
  Investment Trust                                  525            8,399
Borealis Retail Real Estate
  Investment Trust                                  850            9,817
Canadian Apartment Properties
  Real Estate                                       900           10,894
Canadian Real Estate
  Investment Trust                                  900           14,185
Cominar Real Estate
  Investment Trust                                1,000           15,402
Dundee Real Estate
  Investment Trust                                  400            8,730
H&R Real Estate
  Investment Trust                                1,200           19,119
InnVest Real Estate
  Investment Trust                                1,000           $9,876
RioCan Real Estate
  Investment Trust                                3,150           51,420
Summit Real Estate
  Investment Trust                                1,650           27,621
                                                             ------------
                                                                 175,463

EGYPT-0.0%
Orascom Telecom Holding SAE (GDR)                   139            7,048

FINLAND-0.1%
Sponda Oyj                                        1,850           19,028

FRANCE-2.3%
BNP Paribas, SA                                   1,012           69,120
CapGemini, SA (a)                                   768           24,300
Essilor International, SA                           227           15,482
Groupe Danone                                       805           70,531
Klepierre                                           450           42,847
Renault, SA (a)                                     285           25,032
Sanofi Aventis                                      856           70,105
Total, SA                                           505          118,168
Unibail                                             850          109,038
Vinci, SA                                           554           46,040
                                                             ------------
                                                                 590,663

GERMANY-0.4%
Premiere AG                                         519           17,900
SAP AG                                              427           74,020
                                                             ------------
                                                                  91,920

GREECE-0.1%
EFG Eurobank Ergasias                               543           16,704

HONG KONG-1.1%
Esprit Holdings Ltd.                             10,000           72,110
Henderson Land Development Co., Ltd.              8,000           38,117
Kerry Properties Ltd.                            17,500           38,834
Li & Fung Ltd.                                   18,000           37,253
Sun Hung Kai Properties Ltd.                      8,800           86,552
                                                             ------------
                                                                 272,866

INDIA-0.0%
Infosys Technologies Ltd.                           213           11,536

IRELAND-0.7%
Allied Irish Banks Plc                            2,484           53,426
Anglo Irish Bank Corp., Plc                       4,092           50,714
CRH Plc                                           3,074           80,829
                                                             ------------
                                                                 184,969

ISRAEL-0.7%
Teva Pharmaceutical Industries Ltd. (ADR)         5,600          174,384


7


WEALTH APPRECIATION STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
ITALY-0.4%
Beni Stabili SpA                                 12,300      $    12,563
Eni S.p.A.                                        2,755           70,789
Fastweb (a)                                         443           19,102
                                                             ------------
                                                                 102,454

JAPAN-2.7%
Aeon Credit Service Co., Ltd.                       700           43,689
Astellas Pharma, Inc.                               900           30,653
Canon, Inc.                                       1,600           83,863
Denso Corp.                                       2,400           54,496
Honda Motor Co., Ltd.                               900           44,203
Hoya Corp.                                          800           91,910
Japan Retail Fund Investment Corp.                    4           34,316
Keyence Corp.                                       300           66,878
Mitsubishi Corp.                                  5,900           79,791
Mitsubishi Tokyo Financial Group, Inc.                5           42,148
Mitsui Fudosan Co., Ltd.                          3,000           33,457
Nippon Building Fund, Inc.                            2           18,031
Nitto Denko Corp.                                   900           51,281
                                                             ------------
                                                                 674,716

MEXICO-0.4%
America Movil, S.A. de C.V.
  Series L (ADR)                                    900           53,649
Grupo Televisa, SA (ADR)                            400           24,836
Wal-Mart de Mexico SA de CV                       3,800           15,465
                                                             ------------
                                                                  93,950

NETHERLANDS-0.6%
Eurocommercial Properties NV                        110            4,005
ING Groep NV                                      2,448           68,807
Rodamco Europe NV                                   655           53,647
Wereldhave NV                                       160           17,050
                                                             ------------
                                                                 143,509

NORWAY-0.2%
Norsk Hydro ASA                                     426           38,726

PANAMA-0.5%
Carnival Corp.                                    2,200          120,010

PEOPLES REPUBLIC OF CHINA-0.1%
China Shenhua Energy Co., Ltd. (a)               24,000           23,163

SINGAPORE-0.5%
Ascendas Real Estate
  Investment Trust Cl. A (a)                     40,200           52,634
CapitaMall Trust (a)                             27,000           38,086
Flextronics International Ltd.                    3,000           39,630
                                                             ------------
                                                                 130,350

SOUTH AFRICA-0.0%
MTN Group Ltd.                                    1,738           11,526

SPAIN-0.4%
Banco Bilbao Vizcaya                              4,236           65,086
Gestevision Telecinco, SA                           405            9,454
Industria de Diseno Textil, SA
  (Inditex)                                         359            9,225
Inmobiliaria Colonial                               400           21,299
                                                             ------------
                                                                 105,064

SWEDEN-0.1%
Telefonaktiebolaget LM Ericsson                   6,301           20,103

SWITZERLAND-3.0%
Alcon, Inc.                                       2,700          295,244
Compagnie Financiere Richemont AG                 2,030           68,067
Credit Suisse Group                               1,685           66,048
Nobel Biocare Holding AG                            256           51,848
Novartis AG                                       1,807           85,790
Roche Holding AG                                    732           92,362
Synthes, Inc.                                       168           18,411
UBS AG                                              866           67,509
                                                             ------------
                                                                 745,279

TAIWAN-0.4%
Asustek Computer, Inc.                           12,000           33,767
AU Optronics Corp. (ADR)                          1,000           16,940
Hon Hai Precision Industry                        5,000           25,917
Taiwan Semiconductor
  Manufacturing Co., Ltd.                        10,499           18,278
                                                             ------------
                                                                  94,902

THAILAND-0.1%
PTT Public Company Ltd.                           3,300           17,408

UNITED KINGDOM-3.5%
02 Plc                                            5,069           12,374
Billiton Plc                                      1,303           16,610
British Land Co. Plc                              1,900           29,767
Brixton Plc                                       1,950           12,423
Capita Group Plc                                  5,783           38,024
Capital & Regional Plc                            1,516           21,919
Carnival Plc                                        939           53,241
Derwent Valley Holdings Plc                         800           17,029
Enterprise Inns Plc                               2,389           35,630
Hammerson Plc                                     1,550           24,649
Land Securities Group Plc                         2,650           65,803
Liberty International Plc                         1,200           20,789
Reckitt Benckiser Plc                             2,521           74,054
Royal Bank of Scotland Group Plc                  3,279           98,727
SABMiller Plc                                     3,679           57,318
Slough Estates Plc                                2,800           26,053
Smith & Nephew Plc                                4,886           48,035
Standared Chartered Bank                          2,578           46,968


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
Tesco Plc                                        17,999      $   102,541
Wolseley Plc                                        255            5,345
WPP Group Plc                                     8,111           83,080
                                                             ------------
                                                                 890,379

Total Foreign Investments
  (cost $5,252,262)                                            5,540,462

Total Common Stocks
  (cost $20,012,140)                                          21,133,927

SHORT-TERM INVESTMENTS-4.0%
TIME DEPOSIT-4.0%
The Bank of New York
  2.063%, 7/01/05
  (cost $997,000)                                 $ 997          997,000

TOTAL INVESTMENTS-87.8%
  (cost $21,009,140)                                          22,130,927
Other assets less liabilities-12.2%                            3,087,023

NET ASSETS-100%                                             $ 25,217,950


FINANCIAL FUTURES CONTRACTS PURCHASED (SEE NOTE D)

                                                         VALUE AT
                 NUMBER OF     EXPIRATION    ORIGINAL     JUNE 30,  UNREALIZED
  TYPE           CONTRACTS       MONTH         VALUE       2005    APPRECIATION
---------------  ---------  --------------  ----------  ---------- ------------
British Pound
  FTSE 100 Index    10      September 2005  $  903,840  $  917,618   $ 13,778
Euro Stoxx
  50 Index          47      September 2005   1,789,313   1,818,937     29,623
Japanese Yen
  Topix Index        6      September 2005     620,631     635,380     14,749

                                                                     $ 58,150


(a)  Non-income producing security.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     See Notes to Financial Statements.


9


WEALTH APPRECIATION STRATEGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $21,009,140)        $ 22,130,927
  Cash                                                                   140
  Foreign cash, at value (cost $3,066,880)                         2,927,285(a)
  Receivable for investment securities sold and
    foreign currency contracts                                     2,858,235
  Dividends and interest receivable                                   29,243
  Receivable for variation margin on futures contracts                25,702
  Receivable for capital stock sold                                    8,802
  Total assets                                                    27,980,334

LIABILITIES
  Payable for investment securities purchased and
    foreign currency contracts                                     2,700,413
  Advisory fee payable                                                 4,359
  Distribution fee payable                                             3,920
  Foreign capital gain tax payable                                       217
  Transfer agent fee payable                                              55
  Accrued expenses                                                    53,420
  Total liabilities                                                2,762,384

NET ASSETS                                                      $ 25,217,950

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $      2,390
  Additional paid-in capital                                      24,174,703
  Distributions in excess of net investment income                  (10,041)
  Accumulated net realized gain on investment and
    foreign currency transactions                                     11,267
  Net unrealized appreciation of investments and
    foreign currency denominated
    assets and liabilities                                         1,039,631
                                                                $ 25,217,950

CLASS A SHARES
  Net assets                                                    $  5,862,877
  Shares of capital stock outstanding                                554,644
  Net asset value per share                                     $      10.57

CLASS B SHARES
  Net assets                                                    $ 19,355,073
  Shares of capital stock outstanding                              1,835,330
  Net asset value per share                                     $      10.55


(a) An amount of U.S. $174,290 has been segregated as collateral for the financial futures contracts outstanding at June 30, 2005.

     See Notes to Financial Statements.


10


WEALTH APPRECIATION STRATEGY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $11,234)               $ 167,644
  Interest                                                              13,555
  Total investment income                                              181,199

EXPENSES
  Advisory fee                                                          68,731
  Distribution fee--Class B                                             19,302
  Custodian                                                            125,388
  Administrative                                                        36,250
  Audit                                                                 20,730
  Printing                                                               1,803
  Directors' fees                                                          496
  Transfer agency                                                          403
  Legal                                                                    270
  Miscellaneous                                                          6,193
  Total expenses                                                       279,566
  Less: expenses waived and reimbursed
    by the Adviser (see Note B)                                       (134,201)
  Net expenses                                                         145,365
  Net investment income                                                 35,834

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                            (55,908)
    Futures                                                            190,219
    Foreign currency transactions                                      (70,030)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                        122,464
    Futures                                                             23,861
    Foreign currency denominated assets and
      liabilities                                                     (138,914)
  Net gain on investment and foreign
    currency transactions                                               71,692
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $107,526


See Notes to Financial Statements.


11


WEALTH APPRECIATION STRATEGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                JULY 1, 2004(a)
                                              SIX MONTHS ENDED         TO
                                               JUNE 30, 2005       DECEMBER 31,
                                                (UNAUDITED)            2004
                                              ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                           $ 35,834           $ 24,150
  Net realized gain on investment and
    foreign currency transactions                   64,281             77,873
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                                  7,411          1,032,220
  Net increase in net assets from operations       107,526          1,134,243

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                        (25,300)                -0-
    Class B                                        (75,981)                -0-
  Net realized gain on investment and
    foreign currency transactions
    Class A                                        (23,650)                -0-
    Class B                                        (75,981)                -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                   9,018,817         15,158,276
  Total increase                                 8,925,431         16,292,519

NET ASSETS
  Beginning of period                           16,292,519                -0-
  End of period (including distributions
    in excess of net investment
    income and undistributed net
    investment income of ($10,041) and
    $55,406, respectively)                    $ 25,217,950       $ 16,292,519


(a)  Commencement of operations.

     See Notes to Financial Statements.


12


WEALTH APPRECIATION STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Wealth Appreciation Strategy Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on July 1, 2004. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


13


WEALTH APPRECIATION STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, ..55% of the next $2.5 billion and .50% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2005 the Adviser waived fees in the amount of $97,951.

Pursuant to the terms of the investment advisory agreement, the Portfolio has voluntarily agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Due to the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $36,250 for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $26,340, of which $3,319 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005 were as follows:

                                                PURCHASES             SALES
                                              ------------         -----------
Investment securities
  (excluding U.S. government securities)      $ 14,270,713         $ 6,616,389
U.S. government securities                              -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                      $ 1,609,353
Gross unrealized depreciation                                         (487,566)
Net unrealized appreciation                                        $ 1,121,787


15


WEALTH APPRECIATION STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

1. FINANCIAL FUTURES CONTRACTS

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

3. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


16


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE E: CAPITAL STOCK

There are 1,000,000,000 share of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                          AMOUNT
                     --------------------------   -----------------------------
                         SIX         JULY 1,           SIX           JULY 1,
                     MONTHS ENDED   2004(a) TO     MONTHS ENDED    2004(a) TO
                    JUNE 30, 2005   DECEMBER 31,  JUNE 30, 2005    DECEMBER 31,
                      (UNAUDITED)      2004         (UNAUDITED)        2004
                    -------------   -----------   -------------   -------------
CLASS A
Shares sold                 -0-       550,000    $        -0-     $ 5,499,146
Shares issued
  in reinvestment
  of dividends
  and distributions      4,644             -0-        48,950               -0-
Net increase             4,644        550,000    $    48,950      $ 5,499,146

CLASS B
Shares sold            989,979        985,580    $10,310,637      $ 9,756,067
Shares issued in
  reinvestment
  of dividends
  and distributions     14,445             -0-       151,962               -0-
Shares redeemed       (145,170)        (9,504)    (1,492,732)         (96,937)
Net increase           859,254        976,076    $ 8,969,867      $ 9,659,130


(a) Commencement of operations.


NOTE F: RISK INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification of Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE G: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


NOTE H: COMPONENT OF ACCUMULATED EARNINGS (DEFICIT)

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                   $   183,845
Undistributed long-term capital gain                                  1,715
Unrealized appreciation/(depreciation)                              948,683
Total accumulated earnings/(deficit)                            $ 1,134,243

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of gains/losses on certain derivative instruments, the tax character of dividends received, and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.


17


WEALTH APPRECIATION STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE I: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee with respect to certain AllianceBernstein funds.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for


18


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


19


WEALTH APPRECIATION STRATEGY PORTFOLIO
FINANCIAL HIGHLIGHTS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        CLASS A
                                         ------------------------------------
                                         SIX MONTHS ENDED  JULY 1, 2004(a) TO
                                          JUNE 30, 2005       DECEMBER 31,
                                            (UNAUDITED)          2004
                                         ----------------   ------------------
Net asset value, beginning of period          $10.69            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .03               .01
Net realized and unrealized gain (loss)
  on investment and foreign
  currency transactions                         (.06)              .68
Net increase (decrease) in net asset
  value from operations                         (.03)              .69

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.05)               -0-
Distributions from net realized gain on
  investment and foreign currency
  transactions                                  (.04)               -0-
Total dividends and distributions               (.09)               -0-
Net asset value, end of period                $10.57            $10.69

TOTAL RETURN
Total investment return based
  on net asset value (d)                        (.29)%            6.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                             $5,863            $5,877
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements (e)                      1.19%             1.20%
  Expenses, before waivers
    and reimbursements (e)                      2.48%             4.33%
  Net investment income (c)(e)                   .54%              .25%
Portfolio turnover rate                           37%               14%


See footnote summary on page 21.


20


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       CLASS B
                                        --------------------------------------
                                        SIX MONTHS ENDED    JULY 1, 2004(a) TO
                                          JUNE 30, 2005         DECEMBER 31,
                                           (UNAUDITED)             2004
                                        ----------------   -------------------
Net asset value, beginning of period          $10.67              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .01                 .03
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.05)                .64
Net increase (decrease) in net asset
  value from operations                         (.04)                .67

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.04)                 -0-
Distributions from net realized gain
  on investment and foreign currency
  transactions                                  (.04)                 -0-
Total dividends and distributions               (.08)                 -0-
Net asset value, end of period                $10.55              $10.67

TOTAL RETURN
Total investment return based
  on net asset value (d)                        (.32)%              6.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $19,355             $10,416
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements (e)                      1.44%               1.45%
  Expenses, before waivers
    and reimbursements (e)                      2.70%               4.78%
  Net investment income (c)(e)                   .27%                .71%
Portfolio turnover rate                           37%                 14%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


21



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005


>  AllianceBernstein Balanced Wealth Strategy Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

BALANCED WEALTH STRATEGY PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING           ENDING
                                          ACCOUNT VALUE      ACCOUNT VALUE    EXPENSES PAID       ANNUALIZED
BALANCED WEALTH STRATEGY PORTFOLIO       JANUARY 1, 2005     JUNE 30, 2005    DURING PERIOD*    EXPENSE RATIO*
---------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $1,003.28           $5.46             1.10%
Hypothetical (5% return before expenses)       $1,000          $1,019.34           $5.51             1.10%

CLASS B
Actual                                         $1,000          $1,002.17           $7.10             1.43%
Hypothetical (5% return before expenses)       $1,000          $1,017.70           $7.15             1.43%



* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


BALANCED WEALTH STRATEGY PORTFOLIO
TEN LARGEST HOLDINGS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

U.S. Treasury Notes                              $  2,747,580           5.3%
-------------------------------------------------------------------------------
Citigroup, Inc. (Common Stock & Bond)                 968,560           1.9
-------------------------------------------------------------------------------
Bank of America (Common Stock & Bond)                 632,756           1.2
-------------------------------------------------------------------------------
General Electric Co.                                  561,330           1.1
-------------------------------------------------------------------------------
Sprint Capital Corp.                                  556,444           1.1
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                     551,712           1.1
-------------------------------------------------------------------------------
The Goldman Sachs Group, Inc.
  (Common Stock & Bond)                               531,924           1.1
-------------------------------------------------------------------------------
Southern California Edison                            511,751           1.0
-------------------------------------------------------------------------------
Google, Inc. Cl.A                                     488,289           0.9
-------------------------------------------------------------------------------
AT&T Broadband                                        487,740           0.9
                                                 ------------         -----
-------------------------------------------------------------------------------
                                                 $  8,038,086          15.6%
-------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)

                                                                    PERCENT OF
SECTOR                                           U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Finance                                          $ 14,223,785          27.4%
-------------------------------------------------------------------------------
Construction & Housing                              5,189,177          10.0
-------------------------------------------------------------------------------
Technology/Electronics                              5,119,288           9.9
-------------------------------------------------------------------------------
Industrials                                         4,244,029           8.2
-------------------------------------------------------------------------------
Medical                                             3,414,696           6.6
-------------------------------------------------------------------------------
Utilities                                           3,287,163           6.3
-------------------------------------------------------------------------------
U.S. Government & Government Sponsored
  Agency Obligations                                2,983,580           5.7
-------------------------------------------------------------------------------
Consumer Cyclical                                   2,832,886           5.5
-------------------------------------------------------------------------------
Energy                                              2,419,183           4.7
-------------------------------------------------------------------------------
Capital Equipment                                   1,708,418           3.3
-------------------------------------------------------------------------------
Consumer Staples                                    1,544,810           3.0
-------------------------------------------------------------------------------
Industrial Commodities                                816,193           1.6
-------------------------------------------------------------------------------
Telecommunications                                    707,845           1.4
-------------------------------------------------------------------------------
Transportation                                        208,342           0.4
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments*                                 48,699,395          94.0
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            3,102,814           6.0
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $ 51,802,209         100.0%
-------------------------------------------------------------------------------


*  Excludes short-term investments.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


BALANCED WEALTH STRATEGY PORTFOLIO
COUNTRY BREAKDOWN
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COUNTRY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

United States                                    $ 37,013,669          71.5%
-------------------------------------------------------------------------------
United Kingdom                                      1,849,336           3.6
-------------------------------------------------------------------------------
France                                              1,471,124           2.8
-------------------------------------------------------------------------------
Japan                                               1,461,162           2.8
-------------------------------------------------------------------------------
Switzerland                                           995,386           1.9
-------------------------------------------------------------------------------
Canada                                                726,825           1.4
-------------------------------------------------------------------------------
Australia                                             699,027           1.4
-------------------------------------------------------------------------------
Other*                                              4,482,866           8.6
                                                 ------------         -----
-------------------------------------------------------------------------------
Total Investments**                                48,699,395          94.0
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            3,102,814           6.0
                                                 ------------         -----
-------------------------------------------------------------------------------
Net Assets                                       $ 51,802,209         100.0%
-------------------------------------------------------------------------------

* The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Belgium, Bermuda, Brazil, Cayman Islands, China, Egypt, Finland, Germany, Greece, Hong Kong, Hungary, India, Ireland, Israel, Italy, Korea, Mexico, Netherlands, Norway, Panama, Singapore, South Africa, Spain, Sweden, Taiwan and Thailand.

**  Excludes short-term investments.


3


BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-60.6%
UNITED STATES INVESTMENTS-38.7%
FINANCE-9.3%
BANKING-4.1%
Bank of America Corp.                                   7,600    $      346,636
Citigroup, Inc.                                        12,100           559,382
Fannie Mae                                              2,400           140,160
Freddie Mac                                             1,900           123,937
Huntington Bancshares, Inc.                             2,400            57,936
JPMorgan Chase & Co.                                    7,100           250,772
KeyCorp                                                   700            23,205
Mellon Financial Corp.                                  2,400            68,856
National City Corp.                                     2,400            81,888
PNC Financial Services Group, Inc.                        450            24,507
SunTrust Banks, Inc.                                    1,300            93,912
U.S. Bancorp                                            3,000            87,600
Wachovia Corp.                                          3,600           178,560
Wells Fargo & Co.                                       1,700           104,686
                                                                 --------------
                                                                      2,142,037
                                                                 --------------
FINANCIAL SERVICES-2.4%
Countrywide Financial Corp.                             1,000            38,610
Federated Investors, Inc.                               1,050            31,511
Franklin Resources, Inc.                                2,200           169,356
Legg Mason, Inc.                                          900            93,699
Lehman Brothers Holdings, Inc.                          1,000            99,280
MBIA, Inc.                                                600            35,586
MBNA Corp.                                              4,350           113,796
Merrill Lynch & Co., Inc.                               4,000           220,040
Morgan Stanley                                          2,400           125,928
The Charles Schwab Corp.                                3,500            39,480
The Goldman Sachs Group, Inc.                           2,275           232,096
Waddell & Reed Financial, Inc.                          1,200            22,200
                                                                 --------------
                                                                      1,221,582
                                                                 --------------
INSURANCE-2.8%
AFLAC, Inc.                                             1,700            73,576
American International Group, Inc.                      6,850           397,985
Genworth Financial, Inc.                                2,000            60,460
MetLife, Inc.                                           1,800            80,892
The Allstate Corp.                                        300            17,925
The Chubb Corp.                                           900            77,049
The Hartford Financial Services Group, Inc.             1,100            82,258
The Progressive Corp.                                     700            69,167
The St. Paul Travelers Cos., Inc.                       2,400            94,872
Torchmark Corp.                                           700            36,540
UnitedHealth Group, Inc.                                5,600           291,984
WellPoint, Inc. (a)                                     2,300           160,172
                                                                 --------------
                                                                      1,442,880
                                                                 --------------
                                                                      4,806,499
                                                                 --------------
TECHNOLOGY/ELECTRONICS-7.5%
DATA PROCESSING-5.4%
Agere Systems, Inc. (a)                                 2,500            30,000
Apple Computer, Inc. (a)                                8,300           305,523
Arrow Electronics, Inc. (a)                               950            25,802
Avnet, Inc. (a)                                         1,800            40,554
Dell, Inc. (a)                                         10,200           403,002
Electronic Arts, Inc. (a)                               5,400           305,694
Electronic Data Systems Corp.                           3,200            61,600
Google, Inc. Cl.A (a)                                   1,660           488,289
Hewlett-Packard Co.                                     6,800           159,868
International Business Machines Corp.                   1,000            74,200
Microsoft Corp.                                         8,300           206,172
Network Appliance, Inc. (a)                             3,700           104,599
Sanmina-SCI Corp. (a)                                   9,400            51,418
Solectron Corp. (a)                                    15,400            58,366
Tech Data Corp. (a)                                     1,400            51,254
Yahoo!, Inc. (a)                                       13,000           450,450
                                                                 --------------
                                                                      2,816,791
                                                                 --------------
ELECTRICAL & ELECTRONICS-2.1%
ADC Telecommunications, Inc. (a)                        1,600            34,832
Broadcom Corp. Cl.A (a)                                 5,150           182,877
Corning, Inc.(a)                                       14,500           240,990
Juniper Networks, Inc. (a)                             11,300           284,534
QUALCOMM, Inc.                                          9,900           326,799
Tellabs, Inc. (a)                                       3,200            27,840
                                                                 --------------
                                                                      1,097,872
                                                                 --------------
                                                                      3,914,663
                                                                 --------------
CONSTRUCTION & HOUSING-4.5%
BUILDING MATERIALS-0.2%
Martin Marietta Materials, Inc.                           800            55,296
Vulcan Materials Co.                                      800            51,992
                                                                 --------------
                                                                        107,288
                                                                 --------------
CONSTRUCTION & HOUSING-0.3%
Pulte Homes, Inc.                                       1,450           122,162
                                                                 --------------
REAL ESTATE-4.0%
Alexandria Real Estate Equities, Inc.                   1,025            75,286
Archstone-Smith Trust                                   1,750            67,585
Arden Realty, Inc.                                        650            23,387
Avalonbay Communities, Inc.                               550            44,440
Boston Properties, Inc.                                 1,175            82,250
Brookfield Properties Corp.                             2,500            72,000
Camden Property Trust                                     675            36,281
CarrAmerica Realty Corp.                                  700            25,326


4


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
Corporate Office Properties Trust                       2,000    $       58,900
Cousins Properties, Inc.                                  600            17,748
Developers Diversified Realty Corp.                     2,500           114,899
Duke Realty Corp.                                       1,375            43,533
EastGroup Properties, Inc.                              1,150            48,427
Equity Office Properties Trust                          1,100            36,410
Equity Residential                                      2,450            90,209
Essex Property Trust, Inc.                                550            45,683
First Industrial Realty Trust, Inc.                       250             9,975
General Growth Properties, Inc.                         2,725           111,970
Glenborough Realty Trust, Inc.                            825            16,987
iStar Financial, Inc.                                     950            39,511
Kimco Realty Corp.                                        700            41,237
LaSalle Hotel Properties                                  700            22,967
Mack-Cali Realty Corp.                                    625            28,313
Maguire Properties, Inc.                                1,250            35,425
Mid-America Apartment Communities, Inc.                   250            11,355
Pan Pacific Retail Properties, Inc.                       625            41,488
Pennsylvania Real Estate Investment Trust                 400            19,000
Prentiss Properties Trust                                 750            27,330
ProLogis                                                3,925           157,941
Public Storage, Inc.                                      950            60,088
Reckson Associates Realty Corp.                           250             8,388
Regency Centers Corp.                                   1,100            62,920
Simon Property Group, Inc.                              2,200           159,477
SL Green Realty Corp.                                     100             6,450
Sovran Self Storage, Inc.                                 350            15,911
Sunstone Hotel Investors, Inc.                          1,800            43,668
Tanger Factory Outlet Centers, Inc.                       900            24,237
The Macerich Co.                                          400            26,820
The Mills Corp.                                           825            50,152
United Dominion Realty Trust, Inc.                      2,900            69,745
Vornado Realty Trust                                    1,175            94,470
Windrose Medical Properties Trust                       1,350            18,941
                                                                 --------------
                                                                      2,087,130
                                                                 --------------
                                                                      2,316,580
                                                                 --------------
CONSUMER CYCLICAL-4.2%
BROADCASTING & PUBLISHING-1.0%
Comcast Corp. Cl. A (a)                                   700            21,490
Comcast Corp. Special Cl.A (a)                          2,700            80,865
The E.W. Scripps Co. Cl.A                               3,500           170,800
The Walt Disney Co.                                       700            17,626
Time Warner, Inc. (a)                                  12,100           202,191
Viacom, Inc. Cl.B                                         400            12,808
                                                                 --------------
                                                                        505,780
                                                                 --------------
BUSINESS & PUBLIC SERVICES-0.1%
The Interpublic Group of Cos., Inc. (a)                 3,800            46,284
                                                                 --------------
LEISURE & TOURISM-0.8%
Hilton Hotels Corp.                                       900            21,465
Host Marriott Corp.                                     6,100           106,750
McDonald's Corp.                                        3,500            97,125
Starbucks Corp. (a)                                     2,800           144,648
Starwood Hotels & Resorts Worldwide, Inc.               1,175            68,820
                                                                 --------------
                                                                        438,808
                                                                 --------------
MERCHANDISING-2.0%
eBay, Inc. (a)                                         10,400           343,304
Federated Department Stores, Inc.                         250            18,320
Limited Brands                                          2,300            49,266
Lowe's Cos., Inc.                                       4,300           250,346
Office Depot, Inc. (a)                                  2,700            61,668
Target Corp.                                            5,900           321,019
                                                                 --------------
                                                                      1,043,923
                                                                 --------------
RECREATION & OTHER CONSUMER-0.1%
Mattel, Inc.                                            2,800            51,240
                                                                 --------------
TEXTILES & APPAREL-0.2%
Jones Apparel Group, Inc.                               1,800            55,872
V.F. Corp.                                                500            28,610
                                                                 --------------
                                                                         84,482
                                                                 --------------
                                                                      2,170,517
                                                                 --------------


5


BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
MEDICAL-4.2%
HEALTH & PERSONAL CARE-4.2%
Amgen, Inc. (a)                                         2,800    $      169,288
Avon Products, Inc.                                     5,500           208,175
Bristol-Myers Squibb Co.                                4,000            99,920
Eli Lilly & Co.                                         3,800           211,698
Genentech, Inc. (a)                                     3,800           305,064
Gilead Sciences, Inc. (a)                               2,400           105,576
HCA, Inc.                                                 900            51,003
Johnson & Johnson                                         700            45,500
Medco Health Solutions, Inc. (a)                        1,100            58,696
Merck & Co., Inc.                                       4,400           135,520
Pfizer, Inc.                                           10,400           286,832
St. Jude Medical, Inc. (a)                              6,900           300,909
Zimmer Holdings, Inc. (a)                               2,500           190,425
                                                                 --------------
                                                                      2,168,606
                                                                 --------------
ENERGY-2.7%
ENERGY EQUIPMENT & SERVICES-0.6%
ENSCO International, Inc.                               1,400            50,050
Halliburton Co.                                         4,900           234,318
                                                                 --------------
                                                                        284,368
                                                                 --------------
ENERGY SOURCES-2.1%
ChevronTexaco Corp.                                     4,300           240,456
ConocoPhillips                                          2,100           120,729
Exxon Mobil Corp.                                       9,600           551,712
Marathon Oil Corp.                                      1,500            80,055
Occidental Petroleum Corp.                              1,300           100,009
                                                                 --------------
                                                                      1,092,961
                                                                 --------------
                                                                      1,377,329
                                                                 --------------
CAPITAL EQUIPMENT-2.1%
AEROSPACE & DEFENSE-0.3%
Goodrich Corp.                                          1,200            49,152
Northrop Grumman Corp.                                    900            49,725
The Boeing Co.                                            800            52,800
                                                                 --------------
                                                                        151,677
                                                                 --------------
AUTOMOBILES-0.4%
Autoliv, Inc.                                           1,200            52,560
BorgWarner, Inc.                                        1,000            53,670
Cooper Tire & Rubber Co.                                  900            16,713
Johnson Controls, Inc.                                    200            11,266
Lear Corp.                                              1,400            50,932
                                                                 --------------
                                                                        185,141
                                                                 --------------
INDUSTRIAL COMPONENTS-0.1%
Eaton Corp.                                             1,000            59,900
                                                                 --------------
MULTI-INDUSTRY-1.3%
Crane Co.                                                 800            21,040
General Electric Co.                                   16,200           561,330
Hubbell, Inc. Cl.B                                      1,250            55,125
Textron, Inc.                                             800            60,680
                                                                 --------------
                                                                        698,175
                                                                 --------------
                                                                      1,094,893
                                                                 --------------
CONSUMER STAPLES-1.9%
BEVERAGES & TOBACCO-0.7%
Altria Group, Inc.                                      2,800           181,048
Kraft Foods, Inc.                                         600            19,086
PepsiCo, Inc.                                             900            48,537
The Coca-Cola Co.                                       1,300            54,275
UST, Inc.                                               1,200            54,792
                                                                 --------------
                                                                        357,738
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS-1.2%
General Mills, Inc.                                     1,400            65,506
Kellogg Co.                                               700            31,108
Safeway, Inc.                                           2,700            60,993
SUPERVALU, Inc.                                         1,500            48,915
The Kroger Co. (a)                                      3,700            70,411
The Procter & Gamble Co.                                5,000           263,750
Whole Foods Market, Inc.                                  900           106,470
                                                                 --------------
                                                                        647,153
                                                                 --------------
                                                                      1,004,891
                                                                 --------------
TELECOMMUNICATIONS-0.8%
BellSouth Corp.                                         1,100            29,227
SBC Communications, Inc.                                3,300            78,375
Sprint Corp. (FON Group)                                4,300           107,887
Verizon Communications, Inc.                            5,900           203,845
                                                                 --------------
                                                                        419,334
                                                                 --------------
INDUSTRIAL COMMODITIES-0.7%
CHEMICAL-0.2%
E. I. du Pont de Nemours & Co.                          1,400            60,214
PPG Industries, Inc.                                    1,100            69,036
                                                                 --------------
                                                                        129,250
                                                                 --------------
FOREST & PAPER-0.4%
Georgia-Pacific Corp.                                   1,200            38,160
International Paper Co.                                 1,800            54,378
Kimberly-Clark Corp.                                    1,200            75,108
Smurfit-Stone Container Corp. (a)                       3,600            36,612
                                                                 --------------
                                                                        204,258
                                                                 --------------
METAL - STEEL-0.1%
United States Steel Corp.                               1,600            54,992
                                                                 --------------
                                                                        388,500
                                                                 --------------


6


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
UTILITIES-0.4%
ELECTRIC & GAS UTILITY-0.4%
American Electric Power Co., Inc.                       1,400    $       51,618
Entergy Corp.                                           1,000            75,550
Wisconsin Energy Corp.                                  1,550            60,450
                                                                 --------------
                                                                        187,618
                                                                 --------------
TRANSPORTATION-0.4%
TRANSPORTATION - ROAD & RAIL-0.4%
Burlington Northern Santa Fe Corp.                      1,000            47,080
CSX Corp.                                               1,500            63,990
Norfolk Southern Corp.                                  2,200            68,112
Union Pacific Corp.                                       450            29,160
                                                                 --------------
                                                                        208,342
                                                                 --------------
Total United States Investments
  (cost $18,820,944)                                                 20,057,772
                                                                 --------------
FOREIGN INVESTMENTS-21.9%
AUSTRALIA-1.4%
Aristocrat Leisure Ltd.                                 2,671            23,468
Centro Properties Group                                 4,600            20,565
Coles Myer Ltd.                                         5,890            41,403
DB RREEF Trust                                         39,979            41,416
General Property Trust                                 18,000            49,934
Macquarie CountryWide Trust                            52,600            76,591
Macquarie Goodman Group                                12,600            39,132
Rinker Group Ltd.                                       7,506            79,501
Stockland                                               8,400            35,212
Valad Property Group                                   26,000            26,361
Westfield Group                                        17,400           234,421
Westpac Banking Corp.                                   2,049            31,023
                                                                 --------------
                                                                        699,027
                                                                 --------------
BELGIUM-0.2%
Delhaize Group                                          1,400            83,854
                                                                 --------------
BERMUDA-0.8%
Marvell Technology Group Ltd. (a)                       6,600           251,063
Nabors Industries Ltd. (a)                              2,700           163,674
                                                                 --------------
                                                                        414,737
                                                                 --------------
BRAZIL-0.2%
Petroleo Brasileiro S.A. (ADR)                          2,200           106,160
                                                                 --------------
CANADA-1.2%
Bank of Nova Scotia                                     2,500            82,721
Boardwalk Real Estate Investment Trust                  1,500            23,996
Canadian Apartment Properties Real Estate
  Investment Trust                                      2,000            24,208
Canadian Natural Resources Ltd.                         2,600            94,221
Canadian Real Estate Investment Trust                   1,750            27,581
Cominar Real Estate Investment Trust                    1,600            24,643
Dundee Real Estate Investment Trust                       600            13,095
H&R Real Estate Investment Trust                        2,700            43,017
InnVest Real Estate Investment Trust                    2,400            23,702
Manulife Financial Corp.                                1,800            85,960
Primaris Retail Real Estate Investment Trust            2,150            24,831
RioCan Real Estate Investment Trust                     6,300           102,840
Summit Real Estate Investment Trust                     3,000            50,220
                                                                 --------------
                                                                        621,035
                                                                 --------------
CHINA-0.1%
China Petrolium & Chemical Corp.                      114,000            44,436
China Shenhua Energy Co., Ltd. (a)                     30,000            28,954
                                                                 --------------
                                                                         73,390
                                                                 --------------
EGYPT-0.0%
Orascom Telecom Holding SAE (GDR)                         175             8,874
                                                                 --------------
FINLAND-0.1%
Sponda Oyj                                              4,900            50,397
                                                                 --------------
FRANCE-2.8%
Arcelor                                                 5,000            97,544
Assurances Generales de France (AGF)                    1,000            81,709
BNP Paribas S.A.                                        1,236            84,419
CapGemini, SA (a)                                         970            30,692
Credit Agricole, SA                                     2,310            58,363
Essilor International, SA                                 254            17,324
European Aeronautic Defence and Space Co.               2,050            65,043
Groupe Danone                                           1,033            90,507
Klepierre                                               1,265           120,449
Renault, SA                                             1,755           154,145
Sanofi-Aventis                                          2,350           192,461
Societe Generale                                          600            60,842
Total, SA                                                 612           143,206
Unibail                                                 1,700           218,075
Vinci, SA                                                 678            56,345
                                                                 --------------
                                                                      1,471,124
                                                                 --------------


7


BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
GERMANY-0.8%
Continental AG                                          1,400    $      100,402
Depfa Bank Plc                                          2,530            40,590
HeidelbergCement AG                                       400            28,753
Man AG                                                    900            37,269
Muenchener Rueckversicherungs-Gesellschaft AG
  (MunichRe)                                              800            84,791
Premiere AG (a)                                           632            21,797
SAP AG                                                    526            91,182
                                                                 --------------
                                                                        404,784
                                                                 --------------
GREECE-0.0%
EFG Eurobank Ergasias                                     681            20,950
                                                                 --------------
HONG KONG-0.9%
Esprit Holdings Ltd.                                   12,000            86,532
Henderson Land Development Co., Ltd.                   16,000            76,234
Kerry Properties Ltd.                                  36,000            79,888
Li & Fung Ltd.                                         22,000            45,531
Sun Hung Kai Properties Ltd.                           18,000           177,039
                                                                 --------------
                                                                        465,224
                                                                 --------------
HUNGARY-0.1%
Mol Magyar Olaj-es Gazipari Rt.                           500            41,902
                                                                 --------------
INDIA-0.0%
Infosys Technologies Ltd.                                 256            13,865
                                                                 --------------
IRELAND-0.4%
Allied Irish Banks Plc                                  3,063            65,879
Anglo Irish Bank Corp. Plc                              4,942            61,249
CRH Plc                                                 3,713            97,632
                                                                 --------------
                                                                        224,760
                                                                 --------------
ISRAEL-0.5%
Bank Leumi Le-Israel                                   14,400            37,056
Teva Pharmaceutical Industries Ltd. (ADR)               6,800           211,751
                                                                 --------------
                                                                        248,807
                                                                 --------------
ITALY-0.4%
Beni Stabili SpA                                       22,700            23,186
Eni S.p.A.                                              6,452           165,783
Fastweb (a)                                               548            23,630
                                                                 --------------
                                                                        212,599
                                                                 --------------
JAPAN-2.8%
Aeon Credit Service Co., Ltd.                             800            49,930
Astellas Pharma, Inc.                                   1,100            37,465
Canon, Inc.                                             3,800           199,175
Denso Corp.                                             2,900            65,850
Honda Motor Co., Ltd.                                   3,100           152,255
Hoya Corp.                                                900           103,398
Japan Retail Fund Investment Corp.                          8            68,631
Japan Tobacco, Inc.                                         6            79,765
JFE Holdings, Inc.                                      3,200            78,647
Keyence Corp.                                             400            89,171
Mitsubishi Corp.                                        7,200            97,373
Mitsubishi Tokyo Financial
Group, Inc.                                                 6            50,578
Mitsui Fudosan Co., Ltd.                                7,000            78,067
Nippon Building Fund, Inc.                                  4            36,063
Nitto Denko Corp.                                       1,100            62,676
Orix Corp.                                                700           104,524
Sumitomo Mitsui Financial Group, Inc.                      16           107,594
                                                                 --------------
                                                                      1,461,162
                                                                 --------------
KOREA-0.5%
Hyundai Motor Co.                                         700            38,561
Kookmin Bank                                              900            40,618
POSCO                                                     600           104,493
Samsung Electronics Co., Ltd.                              80            37,888
Shinhan Financial Group Co., Ltd.                       1,570            40,456
                                                                 --------------
                                                                        262,016
                                                                 --------------
MEXICO-0.2%
America Movil, SA de C.V. (ADR)                         1,100            65,571
Grupo Televisa, SA (ADR)                                  400            24,836
Wal-Mart de Mexico, SA de C.V.                          4,700            19,128
                                                                 --------------
                                                                        109,535
                                                                 --------------
NETHERLANDS-0.7%
Eurocommercial Properties NV                              375            13,654
ING Groep NV                                            7,975           224,155
Rodamco Europe NV                                       1,350           110,570
Wereldhave NV                                             255            27,174
                                                                 --------------
                                                                        375,553
                                                                 --------------
NORWAY-0.1%
Norsk Hydro ASA                                           519            47,180
                                                                 --------------
PANAMA-0.3%
Carnival Corp.                                          2,700           147,285
                                                                 --------------
SINGAPORE-0.7%
Ascendas Real Estate Investment Trust                  80,500           105,400
CapitaMall Trust                                       53,000            74,761
Flextronics International Ltd. (a)                      6,800            89,828
Singapore Telecommunications Ltd.                      51,000            83,611
                                                                 --------------
                                                                        353,600
                                                                 --------------
SOUTH AFRICA-0.0%
MTN Group Ltd.                                          1,881            12,474
                                                                 --------------


8


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    SHARES OR
                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
SPAIN-0.6%
Banco Bilbao Vizcaya Argentaria, SA                     5,183    $       79,636
Endesa, SA                                              3,700            86,005
Gestevision Telecinco, SA                                 497            11,601
Industria de Diseno Textil, SA                            440            11,306
Inmobiliaria Colonial, SA                                 800            42,597
Repsol YPF, SA                                          3,200            81,210
                                                                 --------------
                                                                        312,355
                                                                 --------------
SWEDEN-0.1%
Telefonaktiebolaget LM Ericsson                         7,700            24,567
                                                                 --------------
SWITZERLAND-1.9%
Alcon, Inc.                                             3,300           360,854
Compagnie Financiere Richemont AG                       2,530            84,832
Credit Suisse Group                                     4,080           159,926
Nobel Biocare Holding AG                                  313            63,392
Novartis AG                                             2,237           106,205
Roche Holding AG                                          901           113,686
Synthes, Inc.                                             217            23,781
UBS AG                                                  1,061            82,710
                                                                 --------------
                                                                        995,386
                                                                 --------------
TAIWAN-0.4%
Asustek Computer, Inc.                                 15,000            42,208
AU Optronics Corp. (ADR)                                1,400            23,716
Hon Hai Precision Industry Co., Ltd.                    6,000            31,100
Quanta Computer, Inc. (GDR) (a)                         4,500            43,056
Taiwan Semiconductor Manufacturing Co., Ltd.           13,649            23,763
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)      6,825            62,244
                                                                 --------------
                                                                        226,087
                                                                 --------------
THAILAND-0.1%
PTT Public Co., Ltd.                                    4,400            23,211
                                                                 --------------
UNITED KINGDOM-3.6%
02 Plc                                                  6,481            15,821
Aviva Plc                                               7,100            78,837
BHP Billiton Plc                                        1,606            20,473
BP Plc                                                  9,800           101,917
British Land Co. Plc                                    4,250            66,584
Brixton Plc                                             3,100            19,750
Capita Group Plc                                        7,256            47,709
Capital & Regional Plc                                  3,032            43,838
Carnival Plc                                            1,154            65,431
Derwent Valley Holdings Plc                             1,200            25,544
Enterprise Inns Plc                                     3,068            45,757
Friends Provident Plc                                  12,920            42,001
GlaxoSmithKline Plc                                     1,600            38,662
Hammerson Plc                                           2,850            45,323
HBOS Plc                                                5,440            83,638
Land Securities Group Plc                               5,150           127,881
Liberty International Plc                               2,225            38,547
Reckitt Benckiser Plc                                   3,078            90,416
Royal Bank of Scotland Group Plc                        7,424           223,527
SABMiller Plc                                           4,503            70,156
Slough Estates Plc                                      7,100            66,063
Smith & Nephew Plc                                      5,972            58,712
Standared Chartered                                     3,173            57,808
Tesco Plc                                              21,980           125,221
Vodafone Group Plc                                     32,300            78,530
Wolseley Plc                                              312             6,540
WPP Group Plc                                           9,840           100,790
Xstrata Plc                                             3,320            63,860
                                                                 --------------
                                                                      1,849,336
                                                                 --------------
Total Foreign Investments
  (cost $11,035,660)                                                 11,361,236
                                                                 --------------
Total Common Stocks
  (cost $29,856,604)                                                 31,419,008
                                                                 --------------
CORPORATE DEBT OBLIGATIONS-27.6%
AUTOMOTIVE-1.0%
Daimlerchrysler North America Holdings
  4.75%, 1/15/08                                      $   200           200,773
Ford Motor Credit Co.
  7.375%, 10/28/09                                        300           293,156
                                                                 --------------
                                                                        493,929
                                                                 --------------
BANKS-2.4%
Bank of America Corp.
  7.40%, 1/15/11                                          250           286,120
Chuo Mitsui Trust & Banking
  5.506%, 12/15/49 (b)(c)                                 150           147,364
HSBC Finance Corp.
  4.75%, 4/15/10                                          300           304,257
HVB Funding Trust I
  8.741%, 6/30/31 (b)                                     150           205,048
Mizuho Finance (Cayman Islands)
  8.375%, 12/29/49                                        200           218,700
Wachovia Corp.
  5.25%, 8/01/14                                          100           104,389
                                                                 --------------
                                                                      1,265,878
                                                                 --------------
FINANCE-11.1%
Assurant, Inc.
  5.625%, 2/15/14                                         300           315,724
Bear Stearns Co., Inc.
  2.875%, 7/02/08                                         300           288,694
Boeing Capital Corp.
  6.50%, 2/15/12                                          400           447,437
CIT Group, Inc.
  5.50%, 11/30/07                                         300           308,411


9


BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
Citigroup, Inc.
  5.00%, 9/15/14                                      $   400    $      409,178
Colonial Realty LP
  4.75%, 2/01/10                                          150           148,822
Credit Suisse First Boston USA, Inc.
  4.125%, 1/15/10                                         200           198,587
  4.625%, 1/15/08                                         100           101,081
Duke Capital LLC
  5.668%, 8/15/14                                         150           155,832
General Electric Capital Corp.
  6.75%, 3/15/32                                          200           246,798
  Series A
  3.50%, 12/05/07                                         200           197,206
Goldman Sachs Group, Inc.
  4.125%, 1/15/08                                         300           299,828
International Lease Finance Corp.
  5.00%, 4/15/10                                          300           305,914
JPMorgan Chase & Co.
  5.25%, 5/30/07                                          200           204,180
Lehman Brothers Holdings, Inc.
  4.00%, 1/22/08                                          300           298,928
MBNA America Bank NA
  5.375%, 1/15/08                                         350           359,751
Morgan Stanley
  3.27%, 1/12/07 (d)                                      100           100,076
  3.875%, 1/15/09                                         100            98,731
North Front Pass-Thru Trust
  5.81%, 12/15/24 (b)(c)                                  250           257,606
Sanwa Bank Ltd.
  7.40%, 6/15/11                                          150           169,821
TXU Australia LP
  6.15%, 11/15/13 (b)                                     238           259,994
USA Education
  Series A
  5.625%, 4/10/07                                         100           102,525
Washington Mutual, Inc.
  4.20%, 1/15/10                                          400           396,803
XL Capital Ltd.
  5.25%, 9/15/14                                          100           101,433
                                                                 --------------
                                                                      5,773,360
                                                                 --------------
INDUSTRIALS-5.7%
AOL Time Warner
  6.875%, 5/01/12                                         200           225,684
AT&T Broadband
  8.375%, 3/15/13                                         400           487,740
British Sky Broadcasting
  8.20%, 7/15/09                                          100           113,199
Burlington Northern Santa Fe
  4.875%, 1/15/15                                         100           101,329
Cox Communications, Inc.
  4.625%, 1/15/10                                         100            99,736
CSX Corp.
  5.50%, 8/01/13                                          400           419,354
CVS Corp.
  4.00%, 9/15/09                                          100            99,082
Federated Department Stores, Inc.
  6.625%, 4/01/11                                         100           110,310
Kraft Foods, Inc.
  4.125%, 11/12/09                                        325           322,242
Kroger Co.
  4.95%, 1/15/15                                          200           198,201
News America, Inc.
  6.55%, 3/15/33                                          100           108,473
PHH Corp.
  6.00%, 3/01/08                                          150           154,618
Raytheon Co.
  4.85%, 1/15/11                                          100           101,490
Republic Services, Inc.
  6.086%, 3/15/35 (b)                                     150           158,453
Safeway, Inc.
  5.625%, 8/15/14                                          50            51,891
Tyco International Group, SA
  6.00%, 11/15/13                                         100           108,749
Weyerhaeuser Co.
  7.375%, 3/15/32                                         100           117,918
                                                                 --------------
                                                                      2,978,469
                                                                 --------------
OIL-1.5%
Devon Financing Corp.
  6.875%, 9/30/11                                         300           335,690
FPL Group Capital, Inc.
  Series A
  4.086%, 2/16/07                                         100            99,969
Sunoco, Inc.
  4.875%, 10/15/14                                        150           150,824
Valero Energy Corp.
  7.50%, 4/15/32                                          150           185,148
                                                                 --------------
                                                                        771,631
                                                                 --------------
TELECOMMUNICATIONS-2.9%
AT&T Wireless Services, Inc.
  7.875%, 3/01/11                                         100           116,217
Bellsouth Corp.
  4.20%, 9/15/09                                          300           298,936
SBC Communications
  4.125%, 9/15/09                                         300           297,514
  5.625%, 6/15/16                                         100           105,439
Sprint Capital Corp.
  8.75%, 3/15/32                                          400           556,444
Telus Corp. (Canada)
  7.50%, 6/01/07                                          100           105,790
                                                                 --------------
                                                                      1,480,340
                                                                 --------------


10


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
UTILITIES-3.0%
Alabama Power Capital Trust
  5.50%, 10/01/42 (c)                                 $   174    $      179,351
Ohio Power Co.
  Series F
  5.50%, 2/15/13                                          100           105,626
Pacific Gas & Electric
  4.80%, 3/01/14                                          300           300,740
  6.05%, 3/01/34                                          100           110,209
Progress Energy, Inc.
  6.85%, 4/15/12                                          100           111,093
Southern California Edison
  Series 05-A
  5.00%, 1/15/16                                          500           511,751
Verizon Florida, Inc.
  Series F
  6.125%, 1/15/13                                         200           214,430
                                                                 --------------
                                                                      1,533,200
                                                                 --------------
Total Corporate Debt Obligations
  (cost $14,202,885)                                                 14,296,807
                                                                 --------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED
AGENCY OBLIGATIONS-5.8%
U.S. Treasury Bond
  5.375%, 2/15/31                                         200           236,000
U.S. Treasury Notes
  4.00%, 3/15/10-2/15/15                                2,375         2,399,598
  4.25%, 11/15/14                                         340           347,982
                                                                 --------------
Total U.S. Government & Government Sponsored
  Agency Obligations
  (cost $2,918,119)                                                   2,983,580
                                                                 --------------
SHORT-TERM INVESTMENT-4.2%
TIME DEPOSIT-4.2%
The Bank of New York,
  2.063% 7/01/05
  (cost $2,198,000)                                     2,198         2,198,000
                                                                 --------------
TOTAL INVESTMENTS-98.2%
  (cost $49,175,608)                                                 50,897,395
Other assets less liabilities-1.8%                                      904,814
                                                                 --------------
NET ASSETS-100%                                                  $   51,802,209
                                                                 ==============


FINANCIAL FUTURES CONTRACTS PURCHASED (SEE NOTE D)

                 NUMBER OF        EXPIRATION        ORIGINAL         VALUE AT          UNREALIZED
TYPE             CONTRACTS          MONTH            VALUE         JUNE 30, 2005      APPRECIATION
-----------------------------------------------------------------------------------------------------
Euro Stoxx                        September
50 Index            17              2005            $646,934         $657,913            $10,979



(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $1,028,465, which represents 2.0 % of net assets.

(c)  Variable rate coupon, rate shown as of June 30, 2005.

(d) Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at June 30, 2005.

Glossary of Terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Financial Statements.


11


BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $49,175,608)        $ 50,897,395
  Cash                                                                   228
  Foreign cash, at value (cost $770,293)                             761,918(a)
  Receivable for investment securities sold and foreign
    currency contracts                                             3,095,509
  Dividends and interest receivable                                  311,720
  Receivable for capital stock sold                                  124,489
  Receivable for variation margin on futures contracts                16,514
                                                                ------------
  Total assets                                                    55,207,773
                                                                ------------
LIABILITIES
  Payable for investment securities purchased and foreign
    currency contracts                                             3,321,697
  Advisory fee payable                                                22,680
  Distribution fee payable                                             8,435
  Transfer agent fee payable                                              55
  Foreign capital gain tax payable                                       230
  Accrued expenses                                                    52,467
                                                                ------------
  Total liabilities                                                3,405,564
                                                                ------------
NET ASSETS                                                      $ 51,802,209
                                                                ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $      4,873
  Additional paid-in capital                                      50,071,712
  Undistributed net investment income                                217,224
  Accumulated net realized loss on investment and foreign
    currency transactions                                           (216,349)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                    1,724,749
                                                                ------------
                                                                $ 51,802,209
                                                                ============
CLASS A SHARES
  Net assets                                                    $  9,119,623
                                                                ============
  Shares of capital stock outstanding                                855,997
                                                                ============
  Net asset value per share                                     $      10.65
                                                                ============
CLASS B SHARES
  Net assets                                                    $ 42,682,586
                                                                ============
  Shares of capital stock outstanding                              4,017,385
                                                                ============
  Net asset value per share                                     $      10.62
                                                                ============


(a) An amount of U.S. $49,390 has been segregated as collateral for the financial futures contracts outstanding at June 30, 2005.

See Notes to Financial Statements.


12


BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $    328,517
  Dividends (net of foreign taxes withheld of $14,486)                  225,354
                                                                   ------------
  Total investment income                                               553,871
                                                                   ------------
EXPENSES
  Advisory fee                                                          104,711
  Distribution fee -- Class B                                            36,198
  Custodian                                                             126,341
  Administrative                                                         36,250
  Audit                                                                  20,730
  Printing                                                                2,809
  Directors' fees                                                           496
  Legal                                                                     422
  Transfer agency                                                           403
  Miscellaneous                                                           6,224
                                                                   ------------
  Total expenses                                                        334,584
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (79,216)
                                                                   ------------
  Net expenses                                                          255,368
                                                                   ------------
  Net investment income                                                 298,503
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                            (158,804)
    Futures                                                             180,657
    Foreign currency transactions                                      (172,063)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                         469,854
    Futures                                                             (24,089)
    Foreign currency denominated assets and liabilities                  (5,446)
                                                                   ------------
  Net gain on investment and foreign currency transactions              290,109
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    588,612
                                                                   ============


See Notes to Financial Statements.


13


BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                     JULY 1,
                                               SIX MONTHS ENDED     2004(a) TO
                                                 JUNE 30, 2005     DECEMBER 31,
                                                  (UNAUDITED)         2004
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                         $      298,503   $      119,251
  Net realized gain (loss) on investment and
    foreign currency transactions                     (150,210)          71,945
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                                    440,319        1,284,430
                                                --------------   --------------
  Net increase in net assets from operations           588,612        1,475,626
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                            (41,650)              -0-
    Class B                                           (176,967)              -0-
  Net realized gain on investment and foreign
    currency transactions
    Class A                                            (22,100)              -0-
    Class B                                            (97,897)              -0-
CAPITAL STOCK TRANSACTIONS
  Net increase                                      24,597,578       25,479,007
                                                --------------   --------------
  Total increase                                    24,847,576       26,954,633
NET ASSETS
  Beginning of period                               26,954,633               -0-
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $217,224 and
    $137,338, respectively)                     $   51,802,209   $   26,954,633
                                                ==============   ==============


(a)  Commencement of operations.

See Notes to Financial Statements.


14


BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Balanced Wealth Strategy Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on July 1, 2004. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


15


BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, ..45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.


16


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2005 the Adviser waived fees in the amount of $42,966.

Pursuant to the terms of the investment advisory agreement, the Portfolio has voluntarily agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Due to the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $36,250 for the six months ended June 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2005, amounted to $41,175, of which $2,970 and $0, respectively was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $403 for the six months ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005 were as follows:

                                                   PURCHASES          SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $   33,000,600   $   10,471,314
U.S. government securities                           3,673,727        1,164,468


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $    2,324,430
Gross unrealized depreciation                                          (602,643)
                                                                 --------------
Net unrealized appreciation                                      $    1,721,787
                                                                 ==============

1. FINANCIAL FUTURES CONTRACTS

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these


17


BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

3. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


18


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      SIX MONTHS      JULY 1,       SIX MONTHS        JULY 1,
                         ENDED       2004(a) TO        ENDED         2004(a) TO
                    JUNE 30, 2005   DECEMBER 31,   JUNE 30, 2005    DECEMBER 31,
                      (UNAUDITED)      2004        (UNAUDITED)         2004
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold                   -0-      850,000   $          -0-  $   8,500,000
Shares issued
  in reinvestment
  of dividends and
  distributions            5,997            -0-         63,750              -0-
                     ------------  ------------  --------------  --------------
Net increase               5,997       850,000   $      63,750   $   8,500,000
                     ===========   ===========   =============   =============

CLASS B
Shares sold            2,624,260     1,731,943   $  27,425,500   $  17,574,843
Shares issued
  in reinvestment
  of dividends and
  distributions           25,931            -0-        274,864              -0-
Shares redeemed         (306,572)      (58,177)     (3,166,536)       (595,836)
                     ------------  ------------  --------------  --------------
Net increase           2,343,619     1,673,766   $  24,533,828   $  16,979,007
                     ===========   ===========   =============   =============

NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Interest Rate Risk and Credit Risk-- Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2005.


19


BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE H: COMPONENT OF ACCUMULATED EARNINGS (DEFICIT)

The tax character of distributions to be paid for the year ending December 31, 2005 will be determined at the end of the current fiscal year. As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                    $      305,590
Undistributed long-term capital gains                                     3,149
Unrealized appreciation/(depreciation)                                1,166,887
                                                                 --------------
Total accumulated earnings/(deficit)                             $    1,475,626
                                                                 ==============

(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investements in passive foreign investment companies, and the tax treatment of dividends received.

NOTE I: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee with respect to certain AllianceBernstein funds.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other


20


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


21


BALANCED WEALTH STRATEGY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                            CLASS A
                                                ===============================
                                                  SIX MONTHS    JULY 1, 2004(a)
                                                     ENDED             TO
                                                JUNE 30, 2005      DECEMBER 31,
                                                  (UNAUDITED)         2004
                                                ==============   ==============
Net asset value, beginning of period                $10.69           $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                           .10              .07
Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions                                        (.06)             .62
Net increase in net asset value from
  operations                                           .04              .69

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                  (.05)              -0-
Distributions from net realized gain on
  investment and foreign currency
  transactions                                        (.03)              -0-
Total dividends and distributions                     (.08)              -0-
Net asset value, end of period                      $10.65           $10.69

TOTAL RETURN
Total investment return based on
  net asset value (d)                                  .33%            6.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $9,120           $9,089
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements (e)                                1.10%            1.20%
  Expenses, before waivers and
    reimbursements (e)                                1.55%            2.87%
  Net investment income (c)(e)                        1.88%            1.36%
Portfolio turnover rate                                 34%              44%


See footnote summary on page 23.


22


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           CLASS B
                                                ===============================
                                                  SIX MONTHS    JULY 1, 2004(a)
                                                     ENDED             TO
                                                JUNE 30, 2005      DECEMBER 31,
                                                  (UNAUDITED)         2004
                                                ==============   ==============
Net asset value, beginning of period                $10.67           $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                           .08              .06
Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions                                        (.05)             .61
Net increase in net asset value from
  operations                                           .03              .67

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                  (.05)              -0-
Distributions from net realized gain on
  investment and foreign currency
  transactions                                        (.03)              -0-
Total dividends and distributions                     (.08)              -0-
Net asset value, end of period                      $10.62           $10.67

TOTAL RETURN
Total investment return based on
  net asset value (d)                                  .22%            6.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                  $42,682          $17,866
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements (e)                                1.43%            1.45%
  Expenses, before waivers and
    reimbursements (e)                                1.84%            3.34%
 Net investment income (c)(e)                         1.49%            1.49%
Portfolio turnover rate                                 34%              44%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)



-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Variable Products Series Fund, Inc.


Semi-Annual Report

June 30, 2005

>  AllianceBernstein Global Research Growth Portfolio

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WITHOUT CHARGE. SIMPLY VISIT THE SECURITIES AND EXCHANGE COMMISSION'S (THE "COMMISSION") WEB SITE AT WWW.SEC.GOV, OR CALL ALLIANCEBERNSTEIN AT (800) 227-4618.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEB SITE AT WWW.SEC.GOV. THE FUND'S FORMS N-Q MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC; INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

GLOBAL RESEARCH GROWTH PORTFOLIO
FUND EXPENSES

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                             BEGINNING           ENDING
                                           ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID       ANNUALIZED
GLOBAL RESEARCH GROWTH PORTFOLIO            MAY 2, 2005*     JUNE 30, 2005    DURING PERIOD**    EXPENSE RATIO*
---------------------------------------------------------------------------------------------------------------
CLASS A
Actual                                         $1,000          $1,045.00           $1.98             1.20%
Hypothetical (5% return before expenses)       $1,000          $1,006.14           $1.95             1.20%

CLASS B
Actual                                         $1,000          $1,044.00           $2.40             1.45%
Hypothetical (5% return before expenses)       $1,000          $1,005.74           $2.35             1.45%



*  Commencement of operations.

** Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the period/365.


1


GLOBAL RESEARCH GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Halliburton Co.                                   $   172,152           3.3%
-------------------------------------------------------------------------------
Citigroup, Inc.                                       157,182           3.0
-------------------------------------------------------------------------------
General Electric Co.                                  138,600           2.6
-------------------------------------------------------------------------------
Schlumberger Ltd.                                     121,504           2.3
-------------------------------------------------------------------------------
American International Group, Inc.                    110,390           2.1
-------------------------------------------------------------------------------
Petroleo Brasileiro, SA                               101,288           1.9
-------------------------------------------------------------------------------
Noble Energy, Inc.                                     97,437           1.8
-------------------------------------------------------------------------------
Nabors Industries Ltd.                                 90,929           1.7
-------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                        83,568           1.6
-------------------------------------------------------------------------------
The Charles Schwab Corp.                               76,704           1.5
                                                  -----------          ----
-------------------------------------------------------------------------------
                                                  $ 1,149,754          21.8%
-------------------------------------------------------------------------------


SECTOR DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)

                                                                    PERCENT OF
SECTOR                                           U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Finance                                           $ 1,012,934          19.2%
-------------------------------------------------------------------------------
Healthcare                                            781,007          14.8
-------------------------------------------------------------------------------
Energy                                                745,842          14.2
-------------------------------------------------------------------------------
Technology                                            639,521          12.1
-------------------------------------------------------------------------------
Consumer Service                                      530,045          10.1
-------------------------------------------------------------------------------
Consumer Staples                                      338,755           6.4
-------------------------------------------------------------------------------
Capital Goods                                         303,550           5.8
-------------------------------------------------------------------------------
Basic Industry                                        290,918           5.5
-------------------------------------------------------------------------------
Consumer Manufacturing                                218,853           4.2
-------------------------------------------------------------------------------
Multi-Industry Companies                              113,275           2.2
-------------------------------------------------------------------------------
Aerospace & Defense                                    81,540           1.5
-------------------------------------------------------------------------------
Utilties                                               55,664           1.1
-------------------------------------------------------------------------------
Transportation                                         27,664           0.5
                                                  -----------         -----
-------------------------------------------------------------------------------
Total Investments                                   5,139,568          97.6
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities              128,777           2.4
                                                  -----------         -----
-------------------------------------------------------------------------------
Net Assets                                        $ 5,268,345         100.0%
-------------------------------------------------------------------------------


Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


2


GLOBAL RESEARCH GROWTH PORTFOLIO
COUNTRY DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COUNTRY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

United States                                     $ 2,794,748          53.0%
-------------------------------------------------------------------------------
United Kingdom                                        473,171           9.0
-------------------------------------------------------------------------------
Japan                                                 381,723           7.2
-------------------------------------------------------------------------------
Switzerland                                           288,958           5.5
-------------------------------------------------------------------------------
France                                                182,208           3.5
-------------------------------------------------------------------------------
Bermuda                                               176,571           3.4
-------------------------------------------------------------------------------
Brazil                                                142,279           2.7
-------------------------------------------------------------------------------
Germany                                               133,389           2.5
-------------------------------------------------------------------------------
Hong Kong                                              90,900           1.7
-------------------------------------------------------------------------------
Russia                                                 87,917           1.7
-------------------------------------------------------------------------------
South Korea                                            60,900           1.2
-------------------------------------------------------------------------------
People's Republic of China                             51,152           1.0
-------------------------------------------------------------------------------
Other *                                               275,652           5.2
                                                  -----------         -----
-------------------------------------------------------------------------------
Total Investments                                   5,139,568          97.6
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities              128,777           2.4
                                                  -----------         -----
-------------------------------------------------------------------------------
Net Assets                                        $ 5,268,345         100.0%
-------------------------------------------------------------------------------


* The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1% weightings in the following countries: Australia, Egypt, Finland, India, Isreal, Italy, Mexico, Norway, Spain and Taiwan.


3


GLOBAL RESEARCH GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------

COMMON STOCKS-97.6%

UNITED STATES INVESTMENTS-53.1%
FINANCE-10.8%
BANKING - REGIONAL-1.2%
Commerce Bancorp, Inc.                                  1,300    $       39,403
North Fork Bancorporation, Inc.                           900            25,281
                                                                 --------------
                                                                         64,684
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT-3.2%
Franklin Resources, Inc.                                  400            30,792
The Charles Schwab Corp.                                6,800            76,704
The Goldman Sachs Group, Inc.                             600            61,212
                                                                 --------------
                                                                        168,708
                                                                 --------------
INSURANCE-2.6%
AFLAC, Inc.                                               600            25,968
American International Group, Inc.                      1,900           110,390
                                                                 --------------
                                                                        136,358
                                                                 --------------
MORTGAGE BANKING-0.8%
Fannie Mae                                                700            40,880
                                                                 --------------
MISCELLANEOUS-3.0%
Citigroup, Inc.                                         3,400           157,182
                                                                 --------------
                                                                        567,812
                                                                 --------------
HEALTHCARE-9.1%
BIOTECHNOLOGY-2.0%
Amgen, Inc. (a)                                           300            18,138
Genentech, Inc. (a)                                       700            56,196
Gilead Sciences, Inc. (a)                                 700            30,793
                                                                 --------------
                                                                        105,127
                                                                 --------------
DRUGS-1.7%
Allergan, Inc.                                            300            25,572
Cephalon, Inc. (a)                                        200             7,962
Eli Lilly & Co.                                           400            22,284
Forest Laboratories, Inc. (a)                             700            27,195
Wyeth                                                     200             8,900
                                                                 --------------
                                                                         91,913
                                                                 --------------
MEDICAL PRODUCTS-1.7%
St. Jude Medical, Inc. (a)                                700            30,527
Stryker Corp.                                             700            33,292
Zimmer Holdings, Inc. (a)                                 300            22,851
                                                                 --------------
                                                                         86,670
                                                                 --------------
MEDICAL SERVICES-3.7%
Caremark Rx, Inc. (a)                                     300            13,356
Health Management Associates, Inc. Cl.A                   900            23,562
UnitedHealth Group, Inc.                                1,400            72,996
WellPoint Health Networks, Inc. (a)                     1,200            83,568
                                                                 --------------
                                                                        193,482
                                                                 --------------
                                                                        477,192
                                                                 --------------
ENERGY-8.3%
DOMESTIC PRODUCERS-1.8%
Noble Energy, Inc.                                      1,288            97,437
                                                                 --------------
OIL SERVICE-6.5%
FMC Technologies, Inc. (a)                              1,500            47,955
Halliburton Co.                                         3,600           172,152
Schlumberger Ltd.                                       1,600           121,504
                                                                 --------------
                                                                        341,611
                                                                 --------------
                                                                        439,048
                                                                 --------------
TECHNOLOGY-7.1%
COMMUNICATION EQUIPMENT-1.6%
Corning, Inc. (a)                                         400             6,648
Juniper Networks, Inc. (a)                              1,600            40,288
QUALCOMM, Inc.                                          1,100            36,311
                                                                 --------------
                                                                         83,247
                                                                 --------------
COMPUTER HARDWARE/STORAGE-1.5%
Apple Computer, Inc. (a)                                  300            11,043
Dell, Inc. (a)                                            900            35,559
EMC Corp. (a)                                           2,400            32,904
                                                                 --------------
                                                                         79,506
                                                                 --------------
COMPUTER PERIPHERALS-0.4%
Network Appliance, Inc. (a)                               700            19,789
                                                                 --------------
COMPUTER SERVICES-0.4%
Fiserv, Inc. (a)                                          500            21,475
                                                                 --------------
INTERNET-0.6%
Google, Inc. Cl.A (a)                                     100            29,415
                                                                 --------------
INTERNET MEDIA-0.3%
Yahoo!, Inc. (a)                                          500            17,325
                                                                 --------------
SEMICONDUCTOR COMPONENTS-0.4%
Broadcom Corp. Cl.A (a)                                   400            14,204
Linear Technology Corp.                                   200             7,338
                                                                 --------------
                                                                         21,542
                                                                 --------------
SOFTWARE-1.9%
McAfee, Inc. (a)                                          400            10,472
Mercury Interactive Corp. (a)                             300            11,508
Microsoft Corp.                                         2,200            54,648
Oracle Corp. (a)                                        1,800            23,760
                                                                 --------------
                                                                        100,388
                                                                 --------------
                                                                        372,687
                                                                 --------------


4


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
CONSUMER SERVICES-4.8%
BROADCASTING & CABLE-2.6%
News Corp. Cl.A                                         2,800    $       45,304
Time Warner, Inc. (a)                                   3,600            60,156
Univision Communications, Inc. (a)                      1,200            33,060
                                                                 --------------
                                                                        138,520
                                                                 --------------
RETAIL - GENERAL MERCHANDISE-2.2%
Lowe's Cos., Inc.                                       1,100            64,042
Target Corp.                                              900            48,969
                                                                 --------------
                                                                        113,011
                                                                 --------------
                                                                        251,531
                                                                 --------------
CAPITAL GOODS-4.2%
ELECTRICAL EQUIPMENT-0.5%
Emerson Electric Co.                                      400            25,052
                                                                 --------------
MISCELLANEOUS-3.7%
General Electric Co.                                    4,000           138,600
United Technologies Corp.                               1,100            56,485
                                                                 --------------
                                                                        195,085
                                                                 --------------
                                                                        220,137
                                                                 --------------
CONSUMER STAPLES-4.1%
COSMETICS-1.5%
Avon Products, Inc.                                     1,200            45,420
Estee Lauder Cos. Cl.A                                    800            31,304
                                                                 --------------
                                                                         76,724
                                                                 --------------
FOOD-0.5%
Wm. Wrigley Jr. Co.                                       400            27,536
                                                                 --------------
HOUSEHOLD PRODUCTS-1.9%
Colgate-Palmolive Co.                                     600            29,946
The Procter & Gamble Co.                                1,300            68,575
                                                                 --------------
                                                                         98,521
                                                                 --------------
RETAIL - FOOD & DRUG-0.2%
Whole Foods Market, Inc.                                  100            11,830
                                                                 --------------
                                                                        214,611
                                                                 --------------
CONSUMER MANUFACTURING-1.4%
BUILDING RELATED-1.4%
American Standard Cos., Inc.                            1,400            58,688
Pulte Homes, Inc.                                         200            16,850
                                                                 --------------
                                                                         75,538
                                                                 --------------
BASIC INDUSTRY-1.4%
CHEMICALS-1.4%
Air Products and Chemicals, Inc.                        1,200            72,360
                                                                 --------------
AEROSPACE & DEFENSE-0.6%
AEROSPACE-0.6%
Lockheed Martin Corp.                                     500            32,435
                                                                 --------------
TRANSPORTATION-0.5%
AIR FREIGHT-0.5%
United Parcel Service, Inc. Cl.B                          400            27,664
                                                                 --------------
MULTI-INDUSTRY COMPANIES-0.5%
Danaher Corp.                                             500            26,170
                                                                 --------------
UTILITIES-0.3%
TELEPHONE UTILITY-0.3%
Sprint Corp. (Fon Group)                                  700            17,563
                                                                 --------------
Total United States Investments
  (cost $2,560,571)                                                   2,794,748
                                                                 --------------
FOREIGN INVESTMENTS-44.5%
AUSTRALIA-0.6%
Rinker Group Ltd.                                       2,808            29,741
                                                                 --------------
BERMUDA-3.3%
ACE Ltd.                                                  600            26,910
Axis Capital Holdings Ltd.                              1,000            28,300
Marvell Technology Group Ltd. (a)                         800            30,432
Nabors Industries Ltd. (a)                              1,500            90,929
                                                                 --------------
                                                                        176,571
                                                                 --------------
BRAZIL-2.7%
Companhia Vale do Rio Doce (ADR)                        1,400            40,992
Petroleo Brasileiro, SA (ADR)                           2,200           101,287
                                                                 --------------
                                                                        142,279
                                                                 --------------
EGYPT-0.2%
Orascom Telecom Holdings SAE (GDR)                        233            11,815
                                                                 --------------
FINLAND-0.3%
Nokia Corp.                                               879            14,626
                                                                 --------------
FRANCE-3.5%
Accor, SA                                                 765            35,771
CapGemini, SA (a)                                         303             9,587
Groupe Danone                                             532            46,612
Renault, SA                                               300            26,350
Sanofi-Aventis, SA                                        422            34,561
Schneider Electric, SA                                    390            29,327
                                                                 --------------
                                                                        182,208
                                                                 --------------


5


GLOBAL RESEARCH GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
GERMANY-2.5%
Altana AG                                                 508    $       29,005
Bayerische Motoren Werke (BMW) AG                         421            19,154
Premiere AG (a)                                           501            17,279
SAP AG (ADR)                                              800            34,640
Siemens AG                                                458            33,311
                                                                 --------------
                                                                        133,389
                                                                 --------------
HONG KONG-1.7%
China Telecom Corp., Ltd. Cl.H                         22,000             7,857
CNOOC Ltd.                                             75,000            44,449
Datang International Power Generation Co., Ltd.        40,000            30,244
ZTE Corp.                                               2,800             8,350
                                                                 --------------
                                                                         90,900
                                                                 --------------
INDIA-0.9%
Infosys Technologies (ADR)                                300            23,241
Ranbaxy Laboratories Ltd. (GDR)                           907            22,063
                                                                 --------------
                                                                         45,304
                                                                 --------------
ISRAEL-0.6%
Teva Pharmaceutical Industries Ltd. (ADR)               1,100            34,254
                                                                 --------------
ITALY-0.1%
Fastweb (a)                                               155             6,684
                                                                 --------------
JAPAN-7.2%
Canon, Inc.                                               500            26,207
Denso Corp.                                             1,700            38,602
Hitachi Chemical Co., Ltd.                              1,700            30,999
Honda Motor Co., Ltd.                                     600            29,469
Hoya Corp.                                                300            34,466
Keyence Corp.                                             100            22,293
Mitsubishi Corp.                                        2,700            36,515
Mitsubishi Tokyo Financial Group, Inc.                      6            50,578
Nitto Denko Corp.                                         400            22,791
Nomura Holdings, Inc.                                   4,300            51,087
Shionogi & Co., Ltd.                                    1,000            12,849
UFJ Holdings, Inc. (a)                                      5            25,867
                                                                 --------------
                                                                        381,723
                                                                 --------------
MEXICO-0.4%
America Movil, S.A. de CV Series L (ADR)                  400            23,844
                                                                 --------------
NORWAY-0.8%
Norsk Hydro ASA                                           468            42,544
                                                                 --------------
PEOPLE'S REPUBLIC OF CHINA-1.0%
China Shenhua Energy Co., Ltd. Cl.H (a)                53,000            51,152
                                                                 --------------
RUSSIA-1.7%
Lukoil Holdings (ADR)                                     750            27,585
MMC Norilsk Nickel (ADR)                                  829            50,237
Mobile Telesystems (ADR)                                  300            10,095
                                                                 --------------
                                                                         87,917
                                                                 --------------
SOUTH KOREA-1.2%
Kookmin Bank (ADR)                                        600            27,348
LG. Philips LCD Co., Ltd. (ADR) (a)                       600            13,716
Samsung Elecronics Co., Ltd. (GDR) (b)                     83            19,836
                                                                 --------------
                                                                         60,900
                                                                 --------------
SPAIN-0.4%
Inditex, SA                                               822            21,122
                                                                 --------------
SWITZERLAND-5.5%
Alcon, Inc.                                               500            54,674
Compagnie Financiere Richemont AG                       1,021            34,235
Credit Suisse Group                                       990            38,806
Nobel Biocare Holding AG                                  122            24,709
Novartis AG                                               668            31,714
Roche Holding AG-Genusschin                               410            51,733
UBS AG                                                    681            53,087
                                                                 --------------
                                                                        288,958
                                                                 --------------
TAIWAN-0.9%
AU Optronics Corp. (ADR)                                  600            10,164
Hon Hai Precision Industry Co., Ltd. (GDR)              1,101            11,457
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)      1,155            10,534
United Microelectronics Corp. (ADR) (a)                 3,300            13,563
                                                                 --------------
                                                                         45,718
                                                                 --------------
UNITED KINGDOM-9.0%
02 Plc                                                  3,413             8,332
AstraZeneca Plc (ADR)                                     200             8,252
Bae Systems Plc                                         9,584            49,105
BHP Billiton Plc                                        3,544            45,178
Carnival Plc                                              591            33,509
Man Group Plc                                           1,010            26,095
Prudential Plc                                          2,927            25,937
Reckitt Benckiser Plc                                   1,585            46,559
Royal Bank of Scotland Group Plc                        1,299            39,111
SABMiller Plc                                           1,988            30,973
Standard Chartered Plc                                  2,854            51,996
Tesco Plc                                               9,183            52,316
Vodafone Group Plc                                      4,489            10,914
WPP Group Plc                                           4,383            44,894
                                                                 --------------
                                                                        473,171
                                                                 --------------


6


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________


                                                                   U.S. $ VALUE
-------------------------------------------------------------------------------
Total Foreign Investments
  (cost $2,369,543)                                              $    2,344,820
                                                                 --------------
TOTAL INVESTMENTS-97.6%
  (cost $4,930,114)                                                   5,139,568
Other assets less liabilities-2.4%                                      128,777
                                                                 --------------
NET ASSETS-100%                                                  $    5,268,345
                                                                 ==============


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of this security amounted to $19,836 or 0.4% of net assets.

Glossary of Terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Financial Statements.


7


GLOBAL RESEARCH GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $4,930,114)            $  5,139,568
  Cash                                                                  102,770
  Foreign cash, at value (cost $35,778)                                  35,226
  Receivable for investment securities sold and
    foreign currency contracts                                           18,600
  Receivable due from Adviser                                            14,658
  Dividends receivable                                                    6,124
                                                                   ------------
  Total assets                                                        5,316,946
                                                                   ------------
LIABILITIES
  Payable for investment securities purchased                             9,808
  Distribution fee payable                                                1,059
  Transfer agent fee payable                                                 53
  Accrued expenses                                                       37,681
                                                                   ------------
  Total liabilities                                                      48,601
                                                                   ------------
NET ASSETS                                                         $  5,268,345
                                                                   ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $        504
  Additional paid-in capital                                          5,044,719
  Undistributed net investment income                                     6,568
  Accumulated net realized gain on investment and foreign
    currency transactions                                                 7,682
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                         208,872
                                                                   ------------
                                                                   $  5,268,345
                                                                   ============
CLASS A SHARES
  Net assets                                                       $    104,491
                                                                   ============
  Shares of capital stock outstanding                                    10,000
                                                                   ============
  Net asset value per share                                        $      10.45
                                                                   ============
CLASS B SHARES
  Net assets                                                       $  5,163,854
                                                                   ============
  Shares of capital stock outstanding                                   494,393
                                                                   ============
  Net asset value per share                                        $      10.44
                                                                   ============


See Notes to Financial Statements.


8


GLOBAL RESEARCH GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
MAY 2, 2005(A) TO JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $2,226)              $     18,035
  Interest                                                                  641
                                                                   ------------
  Total investment income                                                18,676
                                                                   ------------
EXPENSES
  Advisory fee                                                            6,276
  Distribution fee--Class B                                               2,050
  Custodian                                                              24,072
  Administrative                                                         13,000
  Audit                                                                  10,030
  Legal                                                                   2,419
  Printing                                                                1,223
  Directors' fees                                                           236
  Transfer agency                                                           134
  Miscellaneous                                                             944
                                                                   ------------
  Total expenses                                                         60,384
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (48,276)
                                                                   ------------
  Net expenses                                                           12,108
                                                                   ------------
  Net investment income                                                   6,568
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                              18,583
    Foreign currency transactions                                       (10,901)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                         209,454
    Foreign currency denominated assets and liabilities                    (582)
                                                                   ------------
  Net gain on investment and foreign currency transactions              216,554
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    223,122
                                                                   ============


(a)  Commencement of operations.

See Notes to Financial Statements.


9


GLOBAL RESEARCH GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

                                                                      MAY 2,
                                                                    2005(A) TO
                                                                  JUNE 30, 2005
                                                                   (UNAUDITED)
                                                                   ============

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                            $      6,568
  Net realized gain on investment and foreign currency
    transactions                                                          7,682
  Net change in unrealized appreciation/depreciation of
    Investments and foreign currency denominated assets
    and liabilities                                                     208,872
                                                                   ------------
  Net increase in net assets from operations                            223,122

CAPITAL STOCK TRANSACTIONS
  Net increase                                                        5,045,223
                                                                   ------------
  Total increase                                                      5,268,345

NET ASSETS
  Beginning of period                                                        -0-
                                                                   ------------
  End of period (including undistributed net investment
    income of $6,568)                                              $  5,268,345
                                                                   ============


(a)  Commencement of operations.

See Notes to Financial Statements.


10


GLOBAL RESEARCH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Global Research Growth Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty-three separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on May 2, 2005. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


11


GLOBAL RESEARCH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the daily average net assets for Class A and Class B shares, respectively. For the period ended June 30, 2005 the Adviser waived fees in the amount of $35,276.


12


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

Pursuant to the terms of the investment advisory agreement, the Portfolio has voluntarily agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Due to the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $13,000 for the period ended June 30, 2005.

Brokerage commissions paid on investment transactions for the period ended June 30, 2005, amounted to $7,160, none of which was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $134 for the period ended June 30, 2005.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to ..25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2005 were as follows:

                                                   PURCHASES          SALES
                                                ==============   ==============
Investment securities
  (excluding U.S. government securities)        $    5,284,221   $      372,690
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $      277,208
Gross unrealized depreciation                                           (67,754)
                                                                 --------------
Net unrealized appreciation                                      $      209,454
                                                                 ==============


1. FINANCIAL FUTURES CONTRACTS

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.


13


GLOBAL RESEARCH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

3. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.


14


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES           AMOUNT
                           ==============   ==============
                               MAY 2,           MAY 2,
                             2005(a) TO       2005(a) TO
                            JUNE 30, 2005    JUNE 30, 2005
                             (UNAUDITED)      (UNAUDITED)
                           ==============   ==============
CLASS A
Shares sold                        10,000   $      100,000
                           --------------   --------------
Net increase                       10,000   $      100,000
                           ==============   ==============

CLASS B
Shares sold                       494,407   $    4,945,365
Shares redeemed                       (14)            (142)
                           --------------   --------------
Net increase                      494,393   $    4,945,223
                           ==============   ==============

(a) Commencement of operations.

NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the period ended June 30, 2005.

NOTE H: LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


15


GLOBAL RESEARCH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee with respect to certain AllianceBernstein funds.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint


16


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


17


GLOBAL RESEARCH GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                                    CLASS A
                                                                 ==============
                                                                 MAY 2, 2005(a)
                                                                      TO
                                                                 JUNE 30, 2005
                                                                  (UNAUDITED)
                                                                 ==============
Net asset value, beginning of period                                 $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                            .02
Net realized and unrealized gain on investment and foreign
  currency transactions                                                 .43
Net increase in net asset value from operations                         .45
Net asset value, end of period                                       $10.45

TOTAL RETURN
Total investment return based on net asset value (d)                   4.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $104
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (e)                      1.20%
  Expenses, before waivers and reimbursements (e)                      6.97%
  Net investment income (c)(e)                                         1.03%
Portfolio turnover rate                                                   7%


See footnote summary on page 19.


18


                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                                    CLASS B
                                                                 ==============
                                                                 MAY 2, 2005(a)
                                                                       TO
                                                                 JUNE 30, 2005
                                                                   (UNAUDITED)
                                                                 ==============
Net asset value, beginning of period                                 $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                            .01
Net realized and unrealized gain on investment and foreign
  currency transactions                                                 .43
Net increase in net asset value from operations                         .44
Net asset value, end of period                                       $10.44

TOTAL RETURN
Total investment return based on net asset value (d)                   4.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                            $5,164
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (e)                      1.45%
  Expenses, before waivers and reimbursements (e)                      7.22%
  Net investment income (c)(e)                                          .78%
Portfolio turnover rate                                                   7%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


19


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ITEM 2.     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.


ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.


ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 10.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11.     EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.     DESCRIPTION OF EXHIBIT

       11 (b) (1)      Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)      Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:     August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:    August 29, 2005

By:     /s/ Mark D. Gersten
        -----------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:     August 29, 2005